UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2012
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund

Semi-Annual Report                                              January 31, 2012

--------------------------------------------------------------------------------


AlphaDEX(R) Sector Funds

First Trust Consumer Discretionary AlphaDEX(R) Fund

First Trust Consumer Staples AlphaDEX(R) Fund

First Trust Energy AlphaDEX(R) Fund

First Trust Financials AlphaDEX(R) Fund

First Trust Health Care AlphaDEX(R) Fund

First Trust Industrials/Producer Durables AlphaDEX(R) Fund

First Trust Materials AlphaDEX(R) Fund

First Trust Technology AlphaDEX(R) Fund

First Trust Utilities AlphaDEX(R) Fund


                                  AlphaDEX(R)

                                 Family of ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                JANUARY 31, 2012

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund....................  4
      First Trust Consumer Staples AlphaDEX(R) Fund..........................  6
      First Trust Energy AlphaDEX(R) Fund....................................  8
      First Trust Financials AlphaDEX(R) Fund................................ 10
      First Trust Health Care AlphaDEX(R) Fund............................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund............. 14
      First Trust Materials AlphaDEX(R) Fund................................. 16
      First Trust Technology AlphaDEX(R) Fund................................ 18
      First Trust Utilities AlphaDEX(R) Fund................................. 20
Fund Notes to Fund Performance Overview...................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund.................... 25
      First Trust Consumer Staples AlphaDEX(R) Fund.......................... 28
      First Trust Energy AlphaDEX(R) Fund.................................... 29
      First Trust Financials AlphaDEX(R) Fund................................ 30
      First Trust Health Care AlphaDEX(R) Fund............................... 33
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund............. 35
      First Trust Materials AlphaDEX(R) Fund................................. 37
      First Trust Technology AlphaDEX(R) Fund................................ 39
      First Trust Utilities AlphaDEX(R) Fund................................. 41
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 57
Additional Information....................................................... 64
Risk Considerations.......................................................... 65

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2012




Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust"), now in our 21st year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have continued to be somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold gives detailed information for the past six months about the Sector Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the rest of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund and Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2012

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY
The U.S. economy has shown its resiliency once again. It expanded in each of the past ten calendar quarters through the fourth quarter of 2011. The GDP growth rate in the fourth quarter of 2011 was an annualized 3.0%. It had not registered above 3.0% since the 3.8% GDP growth rate posted in second quarter of 2010. While some pundits are quick to point out that the early stages of U.S. recoveries have tended to produce GDP growth rates in the 4-6% range, a 3.0% growth rate is nothing to wince at, especially when you consider that the size of the U.S. economy (nominal dollars) has grown from $5.99 trillion in 1991 to $15.09 trillion in 2011. Over that same 20-year period, GDP averaged 2.6%, according to data from the Bureau of Economic Analysis.

Consumer confidence in the economy appears to be improving based on the rise in nonfarm payrolls and recent retail sales data. The Conference Board's Consumer Confidence Index jumped from a reading of 40.9 in October 2011 to 61.5 in January 2012. Its five-year high was 111.9 in February 2007, but the average for the five-year period ended January 31, 2012 was 63.8. While there is debate over just how useful confidence levels are as a predictor of future spending, they are widely followed. Couple the index reading with the behavior of investors in recent years and it paints a rather stark picture - a lack of confidence has literally prevented some investors from participating in the current bull market in stocks.

Data from the Investment Company Institute shows that investors liquidated roughly $490 billion from domestic equity funds over the past five years. The key event that seemed to trigger the mass exodus was the Lehman Brothers bankruptcy filing on September 15, 2008. Investors pulled out $45 billion in October 2008. SmartMoney.com estimates that the $45 billion pulled from the funds would have grown to $70 billion (including dividends) today. Those who have read our overviews in these very reports or followed our newsletters since the latter part of 2008 know how steadfast we were in encouraging investors to assume more risk to potentially capture more return. We are still of that mindset. While the S&P 500 has posted a cumulative total return of 106.0% from the end of the last bear market on 3/9/09 through 1/31/12, we believe there is the potential for more upside while corporate earnings remain relatively strong.

Two important niches of the U.S. economy in recovery mode are state governments and banks. Data compiled by the Rockefeller Institute shows that total state tax collections rose 6.1% (year-over-year) in the third quarter of 2011, the seventh consecutive quarter in which revenues were up. The number of bank failures in 2011 totaled 92, down from 157 in 2010, according to Federal Deposit Insurance Corporation data. Loan balances increased for the third consecutive quarter in the fourth quarter of 2011 to $130.1 billion - the largest increase since 2007.

U.S. STOCKS AND BONDS
Two of the three major U.S. stock indices posted positive returns for the 6-month period ended January31, 2012, while the third was essentially flat. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index returned 2.71%, 0.03%, and 3.44%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500 posted gains. The top performing sector was Utilities, up 6.89%, while the poorest showing came from Energy, down 5.26%. Financials also struggled, falling 4.01%. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 8.9% in 2012, according to Standard & Poor's. The top three sectors based on estimated earnings growth are Information Technology (+15.74%), Industrials (+13.66%) and Health Care (+11.54%), according to S&P.

In the U.S. bond market, the top performing major group for the 6-month period ended January 31, 2012 was municipal bonds. The Barclays Capital Municipal Bond:
Long Bond (22+) Index posted a total return of 11.17%. Fears over a spike in defaults proved unwarranted as they never materialized. The next closest major domestic category was a mix of government and high-grade corporate debt, up 4.25%, as measured by the Barclays Capital U.S. Aggregate Index.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2012 there was little difference in the performance of higher quality securities overseas relative to those considered more speculative in nature. The Barclays Capital Global Aggregate Index of higher quality debt returned 0.82% (USD), just slightly better than the 0.74% gain for the Barclays Capital Global Emerging Markets Index of debt securities. The MSCI World Index (excluding the U.S.) of stocks from developed countries declined by 10.15% (USD), just slightly worse than the 9.46% loss for the MSCI Emerging Markets Index of stocks. The U.S. dollar negatively impacted returns for U.S. investors by appreciating 6.77% against a basket of major currencies in the six-month span, as measured by the U.S. Dollar Index (DXY).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Euronext or its affiliates ("NYSE Euronext") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -2.07%           7.16%             1.44%                 7.00%
Market Price                                                 -2.03%           7.10%             1.45%                 7.04%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index                  -1.61%           8.15%             2.27%                11.19%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Consumer Discretionary Index                       5.24%          13.15%             2.75%                13.72%
Russell 1000(R) Consumer Discretionary Index(1)               4.90%          11.71%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       94.16%
Consumer Staples                              3.10
Industrials                                   2.49
Information Technology                        0.25
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Career Education Corp.                        1.61%
MGM Resorts International                     1.59
Autoliv, Inc.                                 1.50
General Motors Co.                            1.50
Polaris Industries, Inc.                      1.46
TRW Automotive Holdings Corp.                 1.46
PVH Corp.                                     1.39
Royal Caribbean Cruises Ltd.                  1.39
LKQ Corp.                                     1.37
Ross Stores, Inc.                             1.36
                                            -------
   Total                                     14.63%
                                            =======




-------------------
(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or, alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXD - FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012



            First Trust Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                     AlphaDEX(R) Fund                 Discretionary Index             Index           Discretionary Index

5/8/07                    10000                              10000                    10000                  10000
7/31/07                    9415                               9439                     9674                   9418
1/31/08                    8296                               8349                     9261                   8326
7/31/08                    7133                               7194                     8647                   7355
1/31/09                    4347                               4406                     5911                   5679
7/31/09                    6482                               6601                     6903                   6667
1/31/10                    7427                               7592                     7611                   7697
7/31/10                    8108                               8319                     7904                   8410
1/31/11                    9984                              10281                     9387                  10051
7/31/11                   10925                              11302                     9539                  10806
1/31/12                   10699                              11120                     9757                  11372


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         15                 0               0              0
8/1/07 - 7/31/08         134                 7               0              0
8/1/08 - 7/31/09         112                 5               4              1
8/1/09 - 7/31/10         175                 0               0              0
8/1/10 - 7/31/11         224                 0               0              0
8/1/11 - 1/31/12          67                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         42                 0               0              0
8/1/07 - 7/31/08         104                 3               2              0
8/1/08 - 7/31/09         124                 9               0              0
8/1/09 - 7/31/10          76                 0               0              0
8/1/10 - 7/31/11          28                 0               0              0
8/1/11 - 1/31/12          60                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -3.38%          13.26%             4.67%                24.10%
Market Price                                                 -3.30%          13.20%             4.68%                24.15%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index                        -3.00%          14.12%             5.44%                28.53%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Consumer Staples Index                             5.59%          14.05%             6.55%                35.04%
Russell 1000(R) Consumer Staples Index(1)                     4.20%          14.88%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Staples                            100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Corn Products International, Inc.             5.04%
Constellation Brands, Inc., Class A           4.83
Archer-Daniels-Midland Co.                    4.78
Bunge Ltd.                                    4.78
Philip Morris International, Inc.             4.55
Smithfield Foods, Inc.                        4.39
Monster Beverage Corp.                        4.33
Tyson Foods, Inc., Class A                    4.31
Whole Foods Market, Inc.                      4.07
Safeway, Inc.                                 3.99
                                            -------
   Total                                     45.07%
                                            =======



-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXG - FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2012

              First Trust Consumer Staples      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer
                    AlphaDEX(R) Fund                 Staples Index                Index              Staples Index
5/8/07                   10000                           10000                    10000                  10000
7/31/07                   9555                            9574                     9674                   9747
1/31/08                   8917                            8971                     9261                  10285
7/31/08                   9091                            9180                     8647                  10386
1/31/09                   7142                            7224                     5646                   8404
7/31/09                   8442                            8577                     6903                   9587
1/31/10                   9133                            9311                     7611                  10426
7/31/10                   9790                           10017                     7904                  10865
1/31/11                  10958                           11264                     9387                  11840
7/31/11                  12844                           13250                     9539                  12790
1/31/12                  12410                           12853                     9757                  13505


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 0               1               0
8/1/07 - 7/31/08         142                 8               0               1
8/1/08 - 7/31/09         106                 8               8               5
8/1/09 - 7/31/10         167                 0               0               0
8/1/10 - 7/31/11         194                 0               0               0
8/1/11 - 1/31/12          76                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         29                 0               0               0
8/1/07 - 7/31/08          93                 6               0               0
8/1/08 - 7/31/09         119                 7               2               0
8/1/09 - 7/31/10          84                 0               0               0
8/1/10 - 7/31/11          58                 0               0               0
8/1/11 - 1/31/12          50                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(R) FUND

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12          to 01/31/12

FUND PERFORMANCE
NAV                                                         -16.26%         -11.48%             0.23%                1.11%
Market Price                                                -16.37%         -11.61%             0.22%                1.05%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                                 -15.95%         -10.81%             0.94%                 4.52%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Energy Index                                      -5.24%          -0.97%             3.19%                16.04%
Russell 1000(R) Energy Index(1)                              -6.22%          -2.03%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Energy                                      100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Marathon Petroleum Corp.                      3.73%
Valero Energy Corp.                           3.71
Diamond Offshore Drilling, Inc.               3.67
Apache Corp.                                  3.55
Tesoro Corp.                                  3.48
Oil States International, Inc.                3.39
Exxon Mobil Corp.                             3.21
Chevron Corp.                                 3.15
Patterson-UTI Energy, Inc.                    3.07
Continental Resources, Inc.                   2.86
                                            -------
   Total                                     33.82%
                                            =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXN - FIRST TRUST ENERGY ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Energy      StrataQuant(R)      Russell 1000(R)      S&P 500(R) Energy
              AlphaDEX(R) Fund        Energy Index            Index                 Index
5/8/07             10000                 10000                10000                 10000
7/31/07            10370                 10387                 9674                 10743
1/31/08            10594                 10638                 9261                 10891
7/31/08            11990                 12080                 8647                 11455
1/31/09             4831                  4864                 6047                  7332
7/31/09             6865                  6965                 6903                  8138
1/31/10             8005                  8153                 7611                  8656
7/31/10             8119                  8301                 7904                  8601
1/31/11            11422                 11720                 9387                 11719
7/31/11            12073                 12437                 9539                 12248
1/31/12            10110                 10453                 9757                 11606



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 1               0              0
8/1/07 - 7/31/08         111                 4               4              0
8/1/08 - 7/31/09         116                 9              10              2
8/1/09 - 7/31/10         162                 1               0              0
8/1/10 - 7/31/11         190                 0               0              0
8/1/11 - 1/31/12          74                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         29                 0               0              0
8/1/07 - 7/31/08         124                 7               0              0
8/1/08 - 7/31/09         108                 5               4              1
8/1/09 - 7/31/10          86                 2               0              0
8/1/10 - 7/31/11          62                 0               0              0
8/1/11 - 1/31/12          52                 1               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(R) FUND

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           0.83%          -3.50%            -5.58%               -23.79%
Market Price                                                  0.97%          -3.56%            -5.56%               -23.74%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                               1.28%          -2.68%            -4.66%               -20.21%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Financials Index                                  -4.02%         -12.79%           -16.90%               -58.38%
Russell 1000(R) Financial Services Index(1)                  -2.46%          -9.19%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)



----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   88.01%
Information Technology                        8.76
Consumer Discretionary                        1.70
Industrials                                   1.53
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Janus Capital Group, Inc.                     1.30%
Goldman Sachs Group (The), Inc.               1.28
Morgan Stanley                                1.28
American Capital Ltd.                         1.27
Leucadia National Corp.                       1.27
Chimera Investment Corp.                      1.26
Assured Guaranty Ltd.                         1.23
Citigroup, Inc.                               1.21
MetLife, Inc.                                 1.18
JPMorgan Chase & Co.                          1.17
                                            -------
   Total                                     12.45%
                                            =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXO - FIRST TRUST FINANCIALS ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Financials       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Financials
                AlphaDEX(R) Fund         Financials Index           Index                   Index
5/8/07               10000                    10000                 10000                   10000
7/31/07               8955                     8986                  9674                    8883
1/31/08               7939                     8017                  9261                    7875
7/31/08               6363                     6450                  8647                    5950
1/31/09               3908                     3976                  5646                    3444
7/31/09               5412                     5550                  6903                    3713
1/31/10               6429                     6618                  7611                    4081
7/31/10               6856                     7086                  7904                    4253
1/31/11               7898                     8199                  9387                    4772
7/31/11               7558                     7878                  9539                    4336
1/31/12               7621                     7979                  9757                    4162



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         19                 0               0              0
8/1/07 - 7/31/08         117                 4               4              1
8/1/08 - 7/31/09         127                11               4              6
8/1/09 - 7/31/10         175                 0               0              0
8/1/10 - 7/31/11         164                 0               0              0
8/1/11 - 1/31/12          71                 0               0              0

--------------------------------------------------------------------------------
                           NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         38                 0               0              0
8/1/07 - 7/31/08         112                10               2              0
8/1/08 - 7/31/09          99                 3               4              1
8/1/09 - 7/31/10          76                 0               0              0
8/1/10 - 7/31/11          88                 0               0              0
8/1/11 - 1/31/12          56                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          0.28%            8.73%             7.91%                43.41%
Market Price                                                 0.28%            8.73%             7.92%                43.46%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                             0.70%            9.61%             8.80%                49.09%
Russell 1000(R) Index                                        2.29%            3.95%            -0.52%                -2.42%
S&P 500(R) Health Care Index                                 6.12%           15.65%             1.56%                 7.61%
Russell 1000(R) Health Care Index(1)                         5.64%           14.87%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)




----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Health Care                                 100.00%
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
AMERIGROUP Corp.                              2.64%
Boston Scientific Corp.                       2.56
SXC Health Solutions Corp.                    2.56
LifePoint Hospitals, Inc.                     2.48
Endo Pharmaceuticals Holdings, Inc.           2.47
Alexion Pharmaceuticals, Inc.                 2.46
Community Health Systems, Inc.                2.46
Catalyst Health Solutions, Inc.               2.42
Forest Laboratories, Inc.                     2.41
Aetna, Inc.                                   2.38
                                            -------
   Total                                     24.84%
                                            =======

-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXH - FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Health Care      StrataQuant(R) Health      Russell 1000(R)      S&P 500(R) Health
              AlphaDEX(R) Fund (FXH)           Care Index                 Index              Care Index
5/8/07                10000                       10000                   10000                 10000
7/31/07                9740                        9764                    9674                  9222
1/31/08                9645                        9702                    9261                  9269
7/31/08                9465                        9573                    8647                  8940
1/31/09                7330                        7443                    5646                  7696
7/31/09                8830                        9001                    6903                  7974
1/31/10               10750                       10993                    7611                  9042
7/31/10               10780                       11068                    7904                  8318
1/31/11               13190                       13601                    9387                  9306
7/31/11               14302                       14805                    9539                 10142
1/31/12               14342                       14909                    9757                 10762



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 0               0              0
8/1/07 - 7/31/08         133                 7               2              0
8/1/08 - 7/31/09         118                 6               7              2
8/1/09 - 7/31/10         161                 0               0              0
8/1/10 - 7/31/11         203                 0               0              0
8/1/11 - 1/31/12          71                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         30                 0               0              0
8/1/07 - 7/31/08          93                15               0              0
8/1/08 - 7/31/09         116                 5               1              0
8/1/09 - 7/31/10          90                 0               0              0
8/1/10 - 7/31/11          49                 0               0              0
8/1/11 - 1/31/12          56                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          3.31%           -1.31%            -0.97%                -4.50%
Market Price                                                 3.59%           -1.35%            -0.95%                -4.40%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                             3.80%           -0.50%            -0.20%                -0.96%
Russell 1000(R) Index                                        2.29%            3.95%            -0.52%                -2.42%
S&P 500(R) Industrials Index                                 5.82%            1.95%             0.37%                 1.77%
Russell 1000(R) Producer Durables Index(1)                   5.15%            1.41%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  92.14%
Information Technology                        7.21
Energy                                        0.65
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Thomas & Betts Corp.                          2.02%
WESCO International, Inc.                     1.83
Oshkosh Corp.                                 1.75
Chicago Bridge & Iron Co. N.V., ADR           1.74
ITT Corp.                                     1.74
AECOM Technology Corp.                        1.72
Exelis, Inc.                                  1.70
Lincoln Electric Holdings, Inc.               1.69
Carlisle Cos., Inc.                           1.66
Donaldson Co., Inc.                           1.64
                                            -------
   Total                                     17.49%
                                            =======

-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXR - FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

        First Trust Industrials/Producer Durables       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                      AlphaDEX(R) Fund                 Industrials Index           Index           Industrials Index
5/8/07                     10000                             10000                 10000                 10000
7/31/07                    9435                               9457                  9674                 10400
1/31/08                    8770                               8820                  9261                  9935
7/31/08                    8792                               8874                  8647                  9138
1/31/09                    4967                               5030                  5646                  5934
7/31/09                    6081                               6182                  6903                  6422
1/31/10                    7233                               7384                  7611                  7464
7/31/10                    7854                               8048                  7904                  8263
1/31/11                    9675                               9954                  9387                  9982
7/31/11                    9243                               9542                  9539                  9618
1/31/12                    9549                               9904                  9757                 10177


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         40                 1               0              0
8/1/07 - 7/31/08         121                 4               3              0
8/1/08 - 7/31/09         115                 3               6              0
8/1/09 - 7/31/10         163                 0               0              0
8/1/10 - 7/31/11         210                 0               0              0
8/1/11 - 1/31/12          41                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         16                 0               0              0
8/1/07 - 7/31/08         115                 6               1              0
8/1/08 - 7/31/09         122                 6               3              0
8/1/09 - 7/31/10          88                 0               0              0
8/1/10 - 7/31/11          42                 0               0              0
8/1/11 - 1/31/12          86                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(R) FUND

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -1.20%          -0.94%             5.03%                26.16%
Market Price                                                 -1.20%          -0.86%             5.05%                26.26%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                               -0.68%           0.00%             5.85%                30.90%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Materials Index                                    0.13%           0.39%             1.21%                 5.85%
Russell 1000(R) Materials and Processing Index(1)             1.16%           2.59%                NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    87.50%
Industrials                                  12.50
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Westlake Chemical Corp.                       3.90%
LyondellBasell Industries N.V., Class A       3.57
CF Industries Holdings, Inc.                  3.29
Alcoa, Inc.                                   3.16
W.R. Grace & Co.                              3.13
Valspar (The) Corp.                           2.98
Reliance Steel & Aluminum Co.                 2.94
Domtar Corp.                                  2.90
Fastenal Co.                                  2.88
Schnitzer Steel Industries, Inc., Class A     2.77
                                            -------
   Total                                     31.52%
                                            =======

-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXZ - FIRST TRUST MATERIALS ALPHADEX(R) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2012

             First Trust Materials       StrataQuant(R)       Russell 1000(R)        S&P 500(R)
               AlphaDEX(R) Fund         Materials Index            Index           Materials Index
5/8/07               10000                   10000                 10000                10000
7/31/07              10085                   10104                  9674                9956
1/31/08              10310                   10362                  9261                10271
7/31/08              11037                   11128                  8647                10387
1/31/09               5255                    5323                  5646                5394
7/31/09               7814                    7950                  6903                7499
1/31/10               9265                    9468                  7611                7890
7/31/10              10371                   10617                  7904                8450
1/31/11              12736                   13090                  9387                10544
7/31/11              12769                   13180                  9539                10572
1/31/12              12616                   13091                  9757                10586



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 1               0              0
8/1/07 - 7/31/08         132                 3               5              0
8/1/08 - 7/31/09         104                 8               3              1
8/1/09 - 7/31/10         172                 0               0              0
8/1/10 - 7/31/11         200                 0               0              0
8/1/11 - 1/31/12          49                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         29                 0               0              0
8/1/07 - 7/31/08          98                10               2              0
8/1/08 - 7/31/09         131                 8               0              0
8/1/09 - 7/31/10          79                 0               0              0
8/1/10 - 7/31/11          52                 0               0              0
8/1/11 - 1/31/12          78                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          1.28%           -6.91%             2.13%                10.48%
Market Price                                                 1.33%           -6.95%             2.14%                10.53%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                              1.72%           -6.11%             3.04%                15.24%
Russell 1000(R) Index                                        2.29%            3.95%            -0.52%                -2.42%
S&P 500(R) Information Technology Index                      6.29%            5.75%             4.15%                21.25%
Russell 1000(R) Technology Index(1)                          6.11%            4.50%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       97.01%
Telecommunication Services                    1.86
Financials                                    1.13
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vishay Intertechnology, Inc.                  2.43%
EchoStar Corp., Class A                       2.23
Teradyne, Inc.                                2.13
International Rectifier Corp.                 2.09
Western Digital Corp.                         2.09
Fairchild Semiconductor International, Inc.   2.06
Applied Materials, Inc.                       2.04
Harris Corp.                                  2.02
Nuance Communications, Inc.                   2.01
Avnet, Inc.                                   1.99
                                            -------
   Total                                     21.09%
                                            =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXL - FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (CONTINUED)


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2012

             First Trust Technology       StrataQuant(R)       Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund         Technology Index           Index           Technology Index
5/8/07               10000                    10000                 10000                10000
7/31/07              10235                    10252                  9674                10160
1/31/08               9030                     9078                  9261                 9501
7/31/08               8815                     8895                  8647                 9320
1/31/09               5205                     5295                  5646                 6101
7/31/09               7236                     7397                  6903                 8416
1/31/10               8246                     8457                  7611                 9142
7/31/10               9060                     9330                  7904                 9570
1/31/11              11868                    12273                  9387                11466
7/31/11              10908                    11328                  9539                11407
1/31/12              11048                    11523                  9757                12125


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         23                 1               0              0
8/1/07 - 7/31/08         130                 4               4              0
8/1/08 - 7/31/09         111                 2              11              1
8/1/09 - 7/31/10         163                 0               0              0
8/1/10 - 7/31/11         197                 0               0              0
8/1/11 - 1/31/12          78                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         33                 0               0              0
8/1/07 - 7/31/08         107                 4               1              0
8/1/08 - 7/31/09         119                10               0              1
8/1/09 - 7/31/10          87                 1               0              0
8/1/10 - 7/31/11          55                 0               0              0
8/1/11 - 1/31/12          49                 0               0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(R) FUND

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by NYSE Euronext to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. NYSE Euronext constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -0.74%           4.29%             0.02%                 0.08%
Market Price                                                 -0.74%           4.23%             0.02%                 0.07%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                               -0.34%           5.14%             0.87%                 4.19%
Russell 1000(R) Index                                         2.29%           3.95%            -0.52%                -2.42%
S&P 500(R) Utilities Index                                    6.95%          14.24%            -0.07%                -0.32%
Russell 1000(R) Utilities Index(1)                            3.33%           9.28%              NA                    NA
----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    70.39%
Telecommunication Services                   23.51
Energy                                        3.32
Industrials                                   2.78
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Telephone & Data Systems, Inc.                3.80%
United States Cellular Corp.                  3.62
Sempra Energy                                 3.56
Energen Corp.                                 3.32
ONEOK, Inc.                                   3.30
Ameren Corp.                                  3.29
Entergy Corp.                                 3.27
NII Holdings, Inc.                            3.25
NRG Energy, Inc.                              3.21
Sprint Nextel Corp.                           3.12
                                            -------
   Total                                     33.74%
                                            =======


-------------------
(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indexes using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of NYSE Euronext and has been licensed for use by First Trust Portfolios L.P. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by NYSE Euronext, and NYSE Euronext makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FXU - FIRST TRUST UTILITIES ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Utilities      StrataQuant(R)       Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index
5/8/07               10000                   10000                10000                10000
7/31/07               9185                    9205                 9674                 9034
1/31/08               8789                    8856                 9261                 9588
7/31/08               8506                    8601                 8647                 9394
1/31/09               6660                    6760                 5646                 7262
7/31/09               7440                    7593                 6903                 7463
1/31/10               8033                    8229                 7611                 7777
7/31/10               8616                    8863                 7904                 8170
1/31/11               9597                    9912                 9387                 8727
7/31/11              10083                   10456                 9539                 9322
1/31/12              10008                   10420                 9757                 9970



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 1               0              0
8/1/07 - 7/31/08         140                 5               1              1
8/1/08 - 7/31/09         110                 9               5              1
8/1/09 - 7/31/10         165                 0               0              0
8/1/10 - 7/31/11         220                 0               0              0
8/1/11 - 1/31/12          95                 0               0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         29                 0               0              0
8/1/07 - 7/31/08          96                 5               2              0
8/1/08 - 7/31/09         125                 4               1              0
8/1/09 - 7/31/10          85                 1               0              0
8/1/10 - 7/31/11          32                 0               0              0
8/1/11 - 1/31/12          32                 0               0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2012 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/ Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2012.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO     EXPENSE PAID
                                                         BEGINNING            ENDING          BASED ON THE       DURING THE
                                                       ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                      AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)        PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
Actual                                                  $1,000.00           $  979.30             0.70%            $3.48
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
Actual                                                  $1,000.00           $  966.20             0.70%            $3.46
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST ENERGY ALPHADEX(R) FUND
Actual                                                  $1,000.00           $  837.40             0.70%            $3.23
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST FINANCIALS ALPHADEX(R) FUND
Actual                                                  $1,000.00           $1,008.30             0.70%            $3.53
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
Actual                                                  $1,000.00           $1,002.80             0.70%            $3.52
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED
                                                                                              EXPENSE RATIO     EXPENSE PAID
                                                         BEGINNING            ENDING          BASED ON THE       DURING THE
                                                       ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                      AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)        PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R)
   FUND
Actual                                                  $1,000.00           $1,033.10             0.70%            $3.58
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST MATERIALS ALPHADEX(R) FUND
Actual                                                  $1,000.00           $  988.00             0.70%            $3.50
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
Actual                                                  $1,000.00           $1,012.80             0.70%            $3.54
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56

FIRST TRUST UTILITIES ALPHADEX(R) FUND
Actual                                                  $1,000.00           $  992.60             0.70%            $3.51
Hypothetical (5% return before expenses)                $1,000.00           $1,021.62             0.70%            $3.56



(a)  These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2011 through January 31, 2012), multiplied by 184/366 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AUTO COMPONENTS -- 8.8%
   128,490  Autoliv, Inc.                     $   8,106,434
    20,738  BorgWarner, Inc. (b)                  1,547,677
   372,750  Federal-Mogul Corp. (b)               6,183,922
    92,902  Gentex Corp.                          2,496,277
   485,017  Goodyear Tire & Rubber (The)
               Co. (b)                            6,305,221
    87,945  Johnson Controls, Inc.                2,794,013
   138,142  Lear Corp.                            5,788,150
   210,823  TRW Automotive Holdings
               Corp. (b)                          7,910,079
   137,617  Visteon Corp. (b)                     6,605,616
                                              -------------
                                                 47,737,389
                                              -------------
            AUTOMOBILES -- 3.5%
   122,834  Ford Motor Co.                        1,525,598
   339,059  General Motors Co. (b)                8,144,197
    70,728  Harley-Davidson, Inc.                 3,125,471
    96,259  Tesla Motors, Inc. (b)                2,798,249
   100,217  Thor Industries, Inc.                 3,072,653
                                              -------------
                                                 18,666,168
                                              -------------
            BUILDING PRODUCTS -- 0.8%
   242,141  Fortune Brands Home &
               Security, Inc. (b)                 4,496,558
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 0.3%
    97,902  KAR Auction Services, Inc. (b)        1,443,076
                                              -------------
            DISTRIBUTORS -- 2.7%
   112,304  Genuine Parts Co.                     7,162,749
   228,486  LKQ Corp. (b)                         7,448,644
                                              -------------
                                                 14,611,393
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                5.1%
   102,064  Apollo Group, Inc., Class A (b)       5,349,174
   862,317  Career Education Corp. (b)            8,718,025
   178,697  DeVry, Inc.                           6,747,599
    47,224  Education Management Corp. (b)        1,205,629
   252,521  H&R Block, Inc.                       4,131,243
   124,098  Service Corp. International           1,377,488
                                              -------------
                                                 27,529,158
                                              -------------
            FOOD & STAPLES RETAILING -- 1.8%
    49,491  Costco Wholesale Corp.                4,071,624
    92,008  Wal-Mart Stores, Inc.                 5,645,611
                                              -------------
                                                  9,717,235
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                12.2%
    33,408  Bally Technologies, Inc. (b)          1,410,486
   205,457  Brinker International, Inc.           5,311,063
   168,444  Carnival Corp.                        5,087,009
    12,196  Chipotle Mexican Grill, Inc. (b)      4,479,469
    72,253  Choice Hotels International, Inc.     2,625,674


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
    29,001  Darden Restaurants, Inc.         $    1,330,276
    76,836  International Game Technology         1,223,997
    30,926  Las Vegas Sands Corp. (b)             1,518,776
    41,102  McDonald's Corp.                      4,071,153
   658,936  MGM Resorts International (b)         8,599,115
    48,584  Panera Bread Co., Class A (b)         7,202,578
   277,465  Royal Caribbean Cruises Ltd.          7,541,499
   119,494  Starbucks Corp.                       5,727,347
   200,959  WMS Industries, Inc. (b)              4,398,992
    34,937  Wyndham Worldwide Corp.               1,389,095
    69,878  Yum! Brands, Inc.                     4,425,374
                                              -------------
                                                 66,341,903
                                              -------------
            HOUSEHOLD DURABLES -- 4.4%
    69,060  Garmin Ltd.                           2,879,802
    72,271  Harman International Industries,
                Inc.                              3,049,836
    92,008  Jarden Corp.                          3,099,750
   119,317  Leggett & Platt, Inc.                 2,560,543
    45,931  Mohawk Industries, Inc. (b)           2,809,140
    25,157  Tempur-Pedic International,
                Inc. (b)                          1,678,224
    23,611  Tupperware Brands Corp.               1,483,715
   115,867  Whirlpool Corp.                       6,293,895
                                              -------------
                                                 23,854,905
                                              -------------
            INTERNET & CATALOG RETAIL -- 1.9%
   189,465  Expedia, Inc.                         6,132,982
   169,534  Liberty Interactive Corp.,
               Class A (b)                        2,902,422
     2,808  priceline.com, Inc. (b)               1,486,780
                                              -------------
                                                 10,522,184
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                0.3%
    43,580  eBay, Inc. (b)                        1,377,128
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                2.0%
    99,029  Mattel, Inc.                          3,069,899
   122,775  Polaris Industries, Inc.              7,906,710
                                              -------------
                                                 10,976,609
                                              -------------
            MACHINERY -- 1.1%
    54,305  Snap-on, Inc.                         3,068,775
    19,557  Stanley Black & Decker, Inc.          1,372,510
    30,449  WABCO Holdings, Inc. (b)              1,578,781
                                              -------------
                                                  6,020,066
                                              -------------
            MEDIA -- 13.5%
   202,586  CBS Corp., Class B                    5,769,649
    96,556  Charter Communications, Inc.,
               Class A (b)                        5,565,488
   173,921  Comcast Corp., Class A                4,624,559
    30,905  DIRECTV, Class A (b)                  1,391,034
   144,791  DISH Network Corp., Class A           4,042,565
   331,314  DreamWorks Animation SKG,
               Inc., Class A (b)                  5,880,824


                       See Notes to Financial Statements                 Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
   514,041  Gannett Co., Inc.                 $   7,283,961
   282,532  Interpublic Group of Cos. (The),
                Inc.                              2,918,556
    48,058  Lamar Advertising Co., Class A (b)    1,374,939
   100,503  Liberty Global, Inc., Class A (b)     4,611,078
    88,054  Liberty Media Corp. - Liberty
               Capital, Class A (b)               7,256,530
    61,127  McGraw-Hill (The) Cos., Inc.          2,811,842
    74,082  News Corp., Class A                   1,394,964
    92,505  Omnicom Group, Inc.                   4,219,153
   726,193  Sirius XM Radio, Inc. (b)             1,517,743
    76,067  Time Warner, Inc.                     2,819,043
    60,536  Viacom, Inc., Class B                 2,847,613
    73,312  Walt Disney (The) Co.                 2,851,837
    10,943  Washington Post (The) Co., Class B    4,144,224
                                              -------------
                                                 73,325,602
                                              -------------
            MULTILINE RETAIL -- 9.7%
   109,210  Big Lots, Inc. (b)                    4,312,703
   153,135  Dillard's, Inc., Class A              6,776,224
   133,650  Dollar General Corp. (b)              5,694,827
    66,155  Dollar Tree, Inc. (b)                 5,610,606
    95,354  Family Dollar Stores, Inc.            5,320,753
   111,413  Kohl's Corp.                          5,123,884
   213,571  Macy's, Inc.                          7,195,207
    82,951  Nordstrom, Inc.                       4,096,120
   129,754  Sears Holdings Corp. (b)              5,469,131
    53,672  Target Corp.                          2,727,074
                                              -------------
                                                 52,326,529
                                              -------------
            PERSONAL PRODUCTS -- 1.3%
   122,374  Estee Lauder (The) Cos., Inc.,
               Class A                            7,089,126
                                              -------------
            ROAD & RAIL -- 0.3%
   112,765  Hertz Global Holdings, Inc. (b)       1,533,604
                                              -------------
            SPECIALTY RETAIL -- 26.2%
   206,083  Aaron's, Inc.                         5,483,869
    27,062  Abercrombie & Fitch Co., Class A      1,243,228
    78,967  Advance Auto Parts, Inc.              6,052,031
   269,697  American Eagle Outfitters, Inc.       3,800,031
   186,406  AutoNation, Inc. (b)                  6,665,879
     8,453  AutoZone, Inc. (b)                    2,940,630
    22,802  Bed Bath & Beyond, Inc. (b)           1,384,081
   235,270  Best Buy Co., Inc.                    5,634,716
   180,383  CarMax, Inc. (b)                      5,489,055
   370,156  Chico's FAS, Inc.                     4,234,585
    74,540  Dick's Sporting Goods, Inc.           3,071,793
    93,273  DSW, Inc., Class A                    4,660,852
   172,970  Foot Locker, Inc.                     4,538,733
   284,822  GameStop Corp., Class A (b)           6,653,442
   222,301  Gap (The), Inc.                       4,219,273
   163,482  Home Depot (The), Inc.                7,256,966
   102,194  Limited Brands, Inc.                  4,277,841
    52,076  Lowe's Cos., Inc.                     1,397,199
    68,770  O'Reilly Automotive, Inc. (b)         5,605,443


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
   133,994  PetSmart, Inc.                    $   7,131,161
   566,237  RadioShack Corp.                      4,065,582
   144,602  Ross Stores, Inc.                     7,348,674
   325,254  Sally Beauty Holdings, Inc. (b)       6,706,737
    62,535  Signet Jewelers Ltd.                  2,850,345
   395,837  Staples, Inc.                         5,791,095
    19,944  Tiffany & Co.                         1,272,427
    85,171  TJX (The) Cos., Inc.                  5,803,552
    78,372  Tractor Supply Co.                    6,330,106
    63,519  Ulta Salon Cosmetics &
               Fragrance, Inc. (b)                4,841,418
    47,955  Urban Outfitters, Inc. (b)            1,270,807
   107,112  Williams-Sonoma, Inc.                 3,841,036
                                              -------------
                                                141,862,587
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 4.2%
    45,032  Coach, Inc.                           3,154,492
    42,788  NIKE, Inc., Class B                   4,449,524
    97,497  PVH Corp.                             7,525,793
    29,860  Ralph Lauren Corp.                    4,538,720
    38,287  Under Armour, Inc., Class A (b)       3,048,411
                                              -------------
                                                 22,716,940
                                              -------------
            TOTAL COMMON STOCKS -- 100.1%        542,148,160
              (Cost $525,005,630)

            MONEY MARKET FUND -- 0.0%
   177,471  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                             177,471
             (Cost $177,471)                  -------------


            TOTAL INVESTMENTS -- 100.1%         542,325,631
              (Cost $525,183,101) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (309,559)
                                              -------------
            NET ASSETS -- 100.0%              $ 542,016,072
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,920,274 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,777,744.

Page 26                See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

-------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $542,148,160   $      --     $      --
Money Market Fund          177,471          --            --
                      --------------------------------------
Total Investments     $542,325,631   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            BEVERAGES -- 22.5%
    77,475  Brown-Forman Corp., Class B       $   6,291,745
    59,430  Coca-Cola (The) Co.                   4,013,308
   241,950  Coca-Cola Enterprises, Inc.           6,481,840
   502,942  Constellation Brands, Inc.,
               Class A (b)                       10,511,488
   191,018  Molson Coors Brewing Co., Class B     8,192,762
    90,261  Monster Beverage Corp. (b)            9,433,177
    62,673  PepsiCo, Inc.                         4,115,736
                                              -------------
                                                 49,040,056
                                              -------------
            FOOD & STAPLES RETAILING -- 24.8%
   152,955  CVS Caremark Corp.                    6,385,871
   343,379  Kroger (The) Co.                      8,158,685
   395,278  Safeway, Inc.                         8,688,211
 1,024,217  SUPERVALU, Inc.                       7,077,340
   212,666  Sysco Corp.                           6,403,373
   251,562  Walgreen Co.                          8,392,108
   119,526  Whole Foods Market, Inc.              8,848,510
                                              -------------
                                                 53,954,098
                                              -------------
            FOOD PRODUCTS -- 40.1%
   363,490  Archer-Daniels-Midland Co.           10,406,719
   181,744  Bunge Ltd.                           10,408,479
    54,731  Campbell Soup Co.                     1,734,973
   236,268  ConAgra Foods, Inc.                   6,301,267
   197,677  Corn Products International, Inc.    10,969,097
   102,903  General Mills, Inc.                   4,098,626
    33,665  H. J. Heinz Co.                       1,745,530
    67,309  Hershey (The) Co.                     4,111,234
   212,956  Hormel Foods Corp.                    6,128,874
    82,474  McCormick & Co., Inc.                 4,168,236
    26,470  Mead Johnson Nutrition Co.            1,961,162
   329,677  Sara Lee Corp.                        6,313,314
   428,163  Smithfield Foods, Inc. (b)            9,560,880
   503,673  Tyson Foods, Inc., Class A            9,388,465
                                              -------------
                                                 87,296,856
                                              -------------
            HOUSEHOLD PRODUCTS -- 4.3%
    39,757  Church & Dwight Co., Inc.             1,803,775
    19,691  Colgate-Palmolive Co.                 1,786,367
    56,530  Kimberly-Clark Corp.                  4,045,287
    27,271  Procter & Gamble (The) Co.            1,719,164
                                              -------------
                                                  9,354,593
                                              -------------
            PERSONAL PRODUCTS -- 2.1%
    80,478  Herbalife Ltd.                        4,658,067
                                              -------------
            TOBACCO -- 6.2%
    61,358  Altria Group, Inc.                    1,742,567
   132,464  Philip Morris International, Inc.     9,904,333
    43,922  Reynolds American, Inc.               1,723,060
                                              -------------
                                                 13,369,960
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 100.0%     $ 217,673,630
              (Cost $217,652,823)

            MONEY MARKET FUND -- 0.0%
    63,367  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                              63,367
             (Cost $63,367)                   -------------

            TOTAL INVESTMENTS -- 100.0%         217,736,997
              (Cost $217,716,190) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (17,646)
                                              -------------
            NET ASSETS -- 100.0%              $ 217,719,351
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,540,223 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,519,416.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $217,673,630   $      --     $      --
Money Market Fund           63,367          --            --
                      --------------------------------------
Total Investments     $217,736,997   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 28                See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES --
                30.8%
    53,615  Atwood Oceanics, Inc. (b)         $   2,465,218
    32,895  Baker Hughes, Inc.                    1,616,131
    10,842  Cameron International Corp. (b)         576,795
     4,324  CARBO Ceramics, Inc.                    420,509
     9,361  Core Laboratories N.V.                  994,419
    53,082  Diamond Offshore Drilling, Inc.       3,307,009
    10,686  Dresser-Rand Group, Inc. (b)            547,444
    40,845  FMC Technologies, Inc. (b)            2,087,588
    27,416  Helmerich & Payne, Inc.               1,691,841
    92,272  Nabors Industries Ltd. (b)            1,718,105
     7,844  National Oilwell Varco, Inc.            580,299
    46,246  Oceaneering International, Inc.       2,247,093
    38,409  Oil States International, Inc. (b)    3,060,813
   146,813  Patterson-UTI Energy, Inc.            2,770,361
    17,584  Rowan Cos., Inc. (b)                    598,032
    29,224  RPC, Inc.                               445,666
     5,995  SEACOR Holdings, Inc. (b)               548,722
    45,977  Unit Corp. (b)                        2,080,459
                                              -------------
                                                 27,756,504
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                69.2%
    52,211  Alpha Natural Resources, Inc. (b)     1,050,485
     6,987  Anadarko Petroleum Corp.                563,991
    32,384  Apache Corp.                          3,202,130
    73,512  Arch Coal, Inc.                       1,060,778
    28,108  Cabot Oil & Gas Corp.                   896,645
    71,781  Chesapeake Energy Corp.               1,516,733
    27,569  Chevron Corp.                         2,841,812
    34,464  Cimarex Energy Co.                    2,012,008
    17,067  Concho Resources, Inc. (b)            1,820,366
    29,276  ConocoPhillips                        1,996,916
    31,979  Continental Resources, Inc. (b)       2,580,066
   105,960  Denbury Resources, Inc. (b)           1,998,406
    25,806  Devon Energy Corp.                    1,646,681
    40,145  El Paso Corp.                         1,078,696
    16,242  EOG Resources, Inc.                   1,723,926
     9,734  EQT Corp.                               491,762
   102,073  EXCO Resources, Inc.                    802,294
    34,608  Exxon Mobil Corp.                     2,898,074
    78,721  Forest Oil Corp. (b)                  1,023,373
    37,559  Hess Corp.                            2,114,572
    22,792  HollyFrontier Corp.                     668,717
    72,885  Marathon Oil Corp.                    2,287,860
    88,114  Marathon Petroleum Corp.              3,367,717
    38,273  Murphy Oil Corp.                      2,281,071
    56,542  Newfield Exploration Co. (b)          2,137,853
    11,301  Noble Energy, Inc.                    1,137,672
    17,076  Occidental Petroleum Corp.            1,703,672
    11,921  Pioneer Natural Resources Co.         1,183,755
    14,524  Plains Exploration & Production
               Co. (b)                              547,845
    54,607  QEP Resources, Inc.                   1,563,944
   437,158  Quicksilver Resources, Inc. (b)       2,190,162


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
    17,221  Range Resources Corp.             $     990,552
   130,719  SandRidge Energy, Inc. (b)            1,016,994
    21,888  SM Energy Co.                         1,588,631
   125,571  Tesoro Corp. (b)                      3,143,042
   139,351  Valero Energy Corp.                   3,343,030
                                              -------------
                                                 62,472,231
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%        90,228,735
              (Cost $100,275,484)

            MONEY MARKET FUND -- 0.1%
    46,501  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.01% (c)                              46,501
             (Cost $46,501)                   -------------

            TOTAL INVESTMENTS -- 100.1%          90,275,236
              (Cost $100,321,985) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (83,800)
                                              -------------
            NET ASSETS -- 100.0%              $  90,191,436
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,822,987 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,869,736.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*       $  90,228,735   $      --     $      --
Money Market Fund           46,501          --            --
                     ---------------------------------------
Total Investments    $  90,275,236   $      --     $      --
                     =======================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 29

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            CAPITAL MARKETS -- 16.1%
    10,160  Affiliated Managers Group,
               Inc. (b)                       $   1,021,182
   180,865  American Capital Ltd. (b)             1,486,710
    14,708  Ameriprise Financial, Inc.              787,613
    78,797  Ares Capital Corp.                    1,248,932
    48,916  Bank of New York Mellon (The)
               Corp.                                984,679
     4,120  BlackRock, Inc.                         749,840
   122,358  E*TRADE Financial Corp. (b)           1,002,112
    10,314  Eaton Vance Corp.                       264,967
    64,282  Federated Investors, Inc., Class B    1,097,936
    13,480  Goldman Sachs Group (The), Inc.       1,502,616
    36,369  Invesco Ltd.                            820,848
   192,900  Janus Capital Group, Inc.             1,518,123
    53,113  Jefferies Group, Inc.                   807,849
     9,332  Lazard Ltd., Class A                    268,015
    40,468  Legg Mason, Inc.                      1,030,720
    31,889  LPL Investment Holdings, Inc. (b)     1,047,554
    80,464  Morgan Stanley                        1,500,654
     6,150  Northern Trust Corp.                    253,441
     7,859  Raymond James Financial, Inc.           275,065
    18,094  State Street Corp.                      708,923
     8,540  T. Rowe Price Group, Inc.               493,954
                                              -------------
                                                 18,871,733
                                              -------------
            COMMERCIAL BANKS -- 14.9%
    65,408  Associated Banc-Corp.                   814,984
    19,352  BB&T Corp.                              526,181
     8,860  BOK Financial Corp.                     493,502
    20,924  CIT Group, Inc. (b)                     798,041
    11,021  City National Corp.                     505,643
    18,872  Comerica, Inc.                          522,188
     6,375  Commerce Bancshares, Inc.               247,477
     4,623  Cullen/Frost Bankers, Inc.              257,362
    24,671  East West Bancorp, Inc.                 541,775
    57,426  Fifth Third Bancorp                     747,112
     5,549  First Citizens BancShares, Inc.,
               Class A                              978,955
    30,420  First Horizon National Corp.            265,567
    84,640  First Niagara Financial Group, Inc.     810,005
     7,972  First Republic Bank (b)                 239,001
    49,623  Fulton Financial Corp.                  460,998
   177,369  Huntington Bancshares, Inc.           1,012,777
   158,296  KeyCorp                               1,229,960
     9,553  M&T Bank Corp.                          761,756
    16,880  PNC Financial Services Group, Inc.      994,570
   226,459  Regions Financial Corp.               1,182,116
    27,522  SunTrust Banks, Inc.                    566,128
    70,781  TCF Financial Corp.                     710,641
    18,010  U.S. Bancorp                            508,242
    19,688  Valley National Bancorp                 234,681
    26,516  Wells Fargo & Co.                       774,532
    74,783  Zions Bancorporation                  1,259,346
                                              -------------
                                                 17,443,540
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSUMER FINANCE -- 2.7%
    10,331  American Express Co.              $     517,996
    28,766  Capital One Financial Corp.           1,316,045
    40,576  Discover Financial Services           1,102,856
    18,178  SLM Corp.                               271,761
                                              -------------
                                                  3,208,658
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                8.5%
    43,776  Bank of America Corp.                   312,123
    28,236  CBOE Holdings, Inc.                     722,559
    46,263  Citigroup, Inc.                       1,421,199
     4,000  CME Group, Inc.                         958,040
     2,015  IntercontinentalExchange, Inc. (b)      230,677
    36,598  JPMorgan Chase & Co.                  1,365,105
    53,551  Leucadia National Corp.               1,486,576
    21,692  Moody's Corp.                           807,593
     7,380  MSCI, Inc., Class A (b)                 240,441
    49,644  NASDAQ OMX Group (The),
               Inc. (b)                           1,230,178
    46,624  NYSE Euronext                         1,238,334
                                              -------------
                                                 10,012,825
                                              -------------
            INSURANCE -- 28.6%
     6,964  ACE Ltd.                                484,694
    11,236  Aflac, Inc.                             541,912
     1,696  Alleghany Corp. (b)                     490,738
     7,721  Allied World Assurance Co.
               Holdings AG                          475,073
     8,873  Allstate (The) Corp.                    255,986
    33,017  American Financial Group, Inc.        1,210,733
    41,957  American International Group,
               Inc. (b)                           1,053,540
    10,006  American National Insurance Co.         728,937
    10,389  Aon Corp.                               503,139
    19,594  Arch Capital Group Ltd. (b)             706,364
     5,904  Assurant, Inc.                          233,798
    92,650  Assured Guaranty Ltd.                 1,437,001
    15,224  Axis Capital Holdings Ltd.              468,595
     9,556  Berkshire Hathaway, Inc.,
               Class B (b)                          748,904
    21,524  Brown & Brown, Inc.                     490,317
    10,542  Chubb (The) Corp.                       710,636
     7,999  Cincinnati Financial Corp.              261,407
    36,404  CNA Financial Corp.                   1,002,202
     6,359  Endurance Specialty Holdings Ltd.       237,827
    12,541  Erie Indemnity Co., Class A             961,518
     2,879  Everest Re Group, Ltd.                  245,867
    61,127  Fidelity National Financial, Inc.,
               Class A                            1,111,900
     6,980  Hanover Insurance Group (The), Inc.     253,793
    74,929  Hartford Financial Services Group
               (The), Inc.                        1,312,756
    35,409  HCC Insurance Holdings, Inc.            982,954
    16,678  Kemper Corp.                            496,504
    62,664  Lincoln National Corp.                1,349,783
    19,390  Loews Corp.                             723,441
       611  Markel Corp. (b)                        246,276


Page 30                See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     7,694  Marsh & McLennan Cos., Inc.       $     243,053
     5,339  Mercury General Corp.                   233,314
    39,050  MetLife, Inc.                         1,379,637
    39,583  Principal Financial Group, Inc.       1,081,012
    37,427  Progressive (The) Corp.                 759,020
    53,951  Protective Life Corp.                 1,349,315
    19,412  Prudential Financial, Inc.            1,111,143
    23,272  Reinsurance Group of America, Inc.    1,268,091
    33,106  StanCorp Financial Group, Inc.        1,279,878
    22,424  Torchmark Corp.                       1,024,104
     4,466  Transatlantic Holdings, Inc.            247,640
    12,347  Travelers (The) Cos., Inc.              719,830
    57,774  Unum Group                            1,318,980
    23,194  Validus Holdings Ltd.                   743,832
    21,229  W. R. Berkley Corp.                     727,518
    12,327  XL Group PLC                            249,868
                                              -------------
                                                 33,462,830
                                              -------------
            IT SERVICES -- 8.8%
    11,713  Alliance Data Systems Corp. (b)       1,297,800
    21,577  Broadridge Financial Solutions, Inc.    517,201
    94,154  CoreLogic, Inc. (b)                   1,336,987
    36,608  Fidelity National Information
               Services, Inc.                     1,045,524
     8,307  Fiserv, Inc. (b)                        522,427
    16,320  FleetCor Technologies, Inc. (b)         554,717
    20,549  Global Payments, Inc.                 1,027,861
     3,287  MasterCard, Inc., Class A             1,168,759
    49,779  Total System Services, Inc.           1,067,262
    11,999  Visa, Inc., Class A                   1,207,579
    26,681  Western Union Co.                       509,607
                                              -------------
                                                 10,255,724
                                              -------------
            MEDIA -- 1.7%
    12,306  Morningstar, Inc.                       734,914
    45,626  Thomson Reuters Corp.                 1,254,259
                                              -------------
                                                  1,989,173
                                              -------------
            PROFESSIONAL SERVICES -- 1.5%
     9,738  Dun & Bradstreet (The) Corp.            806,404
    25,160  Equifax, Inc.                           980,485
                                              -------------
                                                  1,786,889
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                13.3%
     3,523  Alexandria Real Estate Equities,
                Inc.                                255,100
    34,696  American Capital Agency Corp.         1,017,287
    30,523  Annaly Capital Management, Inc.         514,007
     4,875  Boston Properties, Inc.                 507,244
     7,831  Camden Property Trust                   505,100
   484,958  Chimera Investment Corp.              1,474,272
    14,650  CommonWealth REIT                       288,166
    18,242  Digital Realty Trust, Inc.            1,292,628
     8,531  Equity Residential                      508,021
     6,906  Essex Property Trust, Inc.              994,464
     2,679  Federal Realty Investment Trust         253,058


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
                (CONTINUED)
     9,641  Macerich (The) Co.                $     523,506
    14,309  Piedmont Office Realty Trust,
               Inc., Class A                        265,003
     6,665  Plum Creek Timber Co., Inc.             258,469
     7,224  Public Storage                        1,003,125
    21,836  Rayonier, Inc.                          998,560
    10,851  Senior Housing Properties Trust         246,101
     7,541  Simon Property Group, Inc.            1,024,520
    18,247  SL Green Realty Corp.                 1,341,702
    29,086  UDR, Inc.                               756,818
    17,675  Ventas, Inc.                          1,030,629
    26,071  Weyerhaeuser Co.                        521,941
                                              -------------
                                                 15,579,721
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.1%
    32,012  CBRE Group, Inc., Class A (b)           617,832
    16,534  Howard Hughes (The) Corp. (b)           856,792
    11,903  Jones Lang LaSalle, Inc.                937,480
                                              -------------
                                                  2,412,104
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
                1.7%
    59,064  New York Community Bancorp, Inc.        749,522
    56,819  People's United Financial, Inc.         700,578
    34,783  Washington Federal, Inc.                548,180
                                              -------------
                                                  1,998,280
                                              -------------
            TOTAL COMMON STOCKS -- 99.9%        117,021,477
              (Cost $119,758,933)

            MONEY MARKET FUND -- 0.1%
   151,798  Morgan Stanley Institutional
              Treasury
              Money Market Fund - 0.01% (c)
              (Cost $151,798)                       151,798
                                              -------------
            TOTAL INVESTMENTS -- 100.0%         117,173,275
              (Cost $119,910,731) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                     9,272
                                              -------------
            NET ASSETS -- 100.0%              $ 117,182,547
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,549,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,287,087.


                       See Notes to Financial Statements                 Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $117,021,477   $      --     $      --
Money Market Fund          151,798          --            --
                      --------------------------------------
Total Investments     $117,173,275   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 32                See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 9.8%
   171,604  Alexion Pharmaceuticals, Inc. (b) $  13,172,323
    76,431  Amgen, Inc.                           5,190,429
    62,435  Biogen Idec, Inc. (b)                 7,362,335
   285,502  BioMarin Pharmaceutical, Inc. (b)    10,183,856
   145,200  Celgene Corp. (b)                    10,556,040
    41,316  Regeneron Pharmaceuticals,
                Inc. (b)                          3,753,972
    48,475  United Therapeutics Corp. (b)         2,384,001
                                              -------------
                                                 52,602,956
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 19.5%
    99,186  Baxter International, Inc.            5,502,839
 2,297,677  Boston Scientific Corp. (b)          13,694,155
   270,404  CareFusion Corp. (b)                  6,476,176
    69,594  Cooper (The) Cos., Inc.               5,020,511
   218,077  Covidien PLC                         11,230,966
    65,456  DENTSPLY International, Inc.          2,470,309
   203,944  Hill-Rom Holdings, Inc.               6,732,191
   280,284  Hologic, Inc. (b)                     5,714,991
    63,775  IDEXX Laboratories, Inc. (b)          5,394,727
    26,501  Intuitive Surgical, Inc. (b)         12,188,075
   256,617  Medtronic, Inc.                       9,897,718
    37,369  Teleflex, Inc.                        2,286,609
    68,242  Thoratec Corp. (b)                    2,006,315
    73,106  Varian Medical Systems, Inc. (b)      4,815,492
   183,743  Zimmer Holdings, Inc. (b)            11,162,387
                                              -------------
                                                104,593,461
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 41.2%
   290,820  Aetna, Inc.                          12,708,834
   207,675  AMERIGROUP Corp. (b)                 14,123,977
   131,967  AmerisourceBergen Corp.               5,142,754
   131,702  Brookdale Senior Living, Inc. (b)     2,317,955
   120,852  Cardinal Health, Inc.                 5,200,262
   235,954  Catalyst Health Solutions, Inc. (b)  12,920,841
   233,707  Cigna Corp.                          10,477,085
   703,127  Community Health Systems, Inc. (b)   13,148,475
   404,002  Coventry Health Care, Inc. (b)       12,148,340
    90,631  DaVita, Inc. (b)                      7,414,522
   109,822  Express Scripts, Inc. (b)             5,618,494
   103,964  HCA Holdings, Inc. (b)                2,540,880
   310,763  Health Management Associates,
               Inc., Class A (b)                  1,991,991
    76,176  Henry Schein, Inc. (b)                5,400,117
   112,042  Humana, Inc.                          9,973,979
    26,639  Laboratory Corp. of America
               Holdings (b)                       2,434,538
   330,271  LifePoint Hospitals, Inc. (b)        13,273,591
    89,081  Lincare Holdings, Inc.                2,288,491
    88,193  McKesson Corp.                        7,207,132
   175,589  Medco Health Solutions, Inc. (b)     10,890,030
    95,416  MEDNAX, Inc. (b)                      6,795,528
    77,582  Patterson Cos., Inc.                  2,498,916
   118,339  Quest Diagnostics, Inc.               6,873,129


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES
                (CONTINUED)
 1,913,384  Tenet Healthcare Corp. (b)        $  10,121,801
   193,680  UnitedHealth Group, Inc.             10,030,687
   176,815  Universal Health Services, Inc.,
               Class B                            7,300,691
   347,895  VCA Antech, Inc. (b)                  7,785,890
   185,200  WellPoint, Inc.                      11,912,064
                                              -------------
                                                220,540,994
                                              -------------
            HEALTH CARE TECHNOLOGY -- 3.9%
   259,127  Allscripts Healthcare Solutions,
               Inc. (b)                           4,954,508
    37,393  Cerner Corp. (b)                      2,276,860
   217,239  SXC Health Solutions Corp. (b)       13,699,091
                                              -------------
                                                 20,930,459
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                8.3%
   102,202  Bio-Rad Laboratories, Inc.,
               Class A (b)                       10,379,635
   176,585  Life Technologies Corp. (b)           8,552,011
   343,551  PerkinElmer, Inc.                     8,238,353
   355,381  QIAGEN N.V. (b)                       5,750,065
   218,274  Thermo Fisher Scientific, Inc. (b)   11,546,695
                                              -------------
                                                 44,466,759
                                              -------------
            PHARMACEUTICALS -- 17.2%
   174,565  Abbott Laboratories                   9,452,695
    55,940  Allergan, Inc.                        4,917,685
    64,994  Bristol-Myers Squibb Co.              2,095,407
   295,223  Eli Lilly & Co.                      11,732,162
   355,330  Endo Pharmaceuticals Holdings,
               Inc. (b)                          13,207,616
   405,471  Forest Laboratories, Inc. (b)        12,885,868
   226,242  Hospira, Inc. (b)                     7,796,299
    74,837  Johnson & Johnson                     4,932,507
    60,748  Merck & Co., Inc.                     2,324,219
   320,175  Mylan, Inc. (b)                       6,643,631
    70,618  Perrigo Co.                           6,751,081
   317,512  Pfizer, Inc.                          6,794,757
    37,953  Watson Pharmaceuticals, Inc. (b)      2,225,184
                                              -------------
                                                 91,759,111
                                              -------------
            TOTAL COMMON STOCKS -- 99.9%        534,893,740
              (Cost $510,004,956)

            MONEY MARKET FUND -- 0.1%
   591,134  Morgan Stanley Institutional
                Treasury
            Money Market Fund - 0.01% (c)           591,134
             (Cost $591,134)                  -------------

            TOTAL INVESTMENTS -- 100.0%         535,484,874
              (Cost $510,596,090) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                  (205,876)
                                              -------------
            NET ASSETS -- 100.0%              $ 535,278,998
                                              =============


                       See Notes to Financial Statements                 Page 33

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,034,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,145,414.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $534,893,740   $      --     $      --
Money Market Fund          591,134          --            --
                      --------------------------------------
Total Investments     $535,484,874   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 34                See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 17.1%
    17,306  Alliant Techsystems, Inc.         $   1,028,149
    14,603  BE Aerospace, Inc. (b)                  616,247
     7,707  Boeing (The) Co.                        571,705
   109,296  Exelis, Inc.                          1,091,867
    11,917  General Dynamics Corp.                  824,180
     4,568  Goodrich Corp.                          569,858
    10,401  Honeywell International, Inc.           603,674
    14,834  L-3 Communications Holdings, Inc.     1,049,357
     6,985  Lockheed Martin Corp.                   575,005
    16,913  Northrop Grumman Corp.                  981,800
    16,356  Raytheon Co.                            784,924
    38,081  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                          865,962
    21,398  Textron, Inc.                           545,221
     8,271  TransDigm Group, Inc. (b)               864,568
                                              -------------
                                                 10,972,517
                                              -------------
            AIR FREIGHT & LOGISTICS -- 1.9%
     6,768  FedEx Corp.                             619,204
     5,404  United Parcel Service, Inc.,
                Class B                             408,813
    14,174  UTI Worldwide, Inc.                     211,051
                                              -------------
                                                  1,239,068
                                              -------------
            AIRLINES -- 2.5%
    13,485  Copa Holdings SA, Class A               918,868
    46,222  Southwest Airlines Co.                  442,807
     9,986  United Continental Holdings,
               Inc. (b)                             230,676
                                              -------------
                                                  1,592,351
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 5.6%
    19,710  Avery Dennison Corp.                    535,127
     5,410  Cintas Corp.                            200,440
    11,802  Copart, Inc. (b)                        555,166
    27,747  Corrections Corp. of America (b)        652,887
    13,760  Covanta Holding Corp.                   196,630
    39,171  R.R. Donnelley & Sons Co.               444,983
    14,361  Republic Services, Inc.                 420,490
     5,683  Waste Connections, Inc.                 183,618
    12,094  Waste Management, Inc.                  420,387
                                              -------------
                                                  3,609,728
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.6%
    29,908  Lexmark International, Inc.,
               Class A                            1,043,789
                                              -------------
            CONSTRUCTION & ENGINEERING --
                5.2%
    48,087  AECOM Technology Corp. (b)            1,100,711
    26,166  Chicago Bridge & Iron Co.
               N.V., ADR                          1,114,148
     4,641  Jacobs Engineering Group, Inc. (b)      207,731
    28,390  KBR, Inc.                               912,455
                                              -------------
                                                  3,335,045
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT -- 9.9%
    13,428  AMETEK, Inc.                      $     631,116
    16,392  Babcock & Wilcox (The) Co. (b)          407,341
     3,477  Cooper Industries PLC                   205,560
    31,642  General Cable Corp. (b)                 976,472
    57,970  GrafTech International Ltd. (b)         951,868
     7,766  Regal-Beloit Corp.                      440,876
     7,705  Rockwell Automation, Inc.               599,988
     9,109  Roper Industries, Inc.                  850,690
    18,118  Thomas & Betts Corp. (b)              1,293,444
                                              -------------
                                                  6,357,355
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.6%
     7,259  National Instruments Corp.              195,340
    18,232  Trimble Navigation Ltd. (b)             853,804
                                              -------------
                                                  1,049,144
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                0.7%
    34,374  McDermott International, Inc. (b)       417,988
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 3.9%
     4,840  3M Co.                                  419,676
    22,330  Carlisle Cos., Inc.                   1,065,811
     4,005  Danaher Corp.                           210,303
    10,517  General Electric Co.                    196,773
    12,099  Tyco International Ltd.                 616,444
                                              -------------
                                                  2,509,007
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                0.6%
    49,893  Monster Worldwide, Inc. (b)             359,230
                                              -------------
            IT SERVICES -- 1.6%
     3,538  Accenture PLC, Class A                  202,869
     7,325  Automatic Data Processing, Inc.         401,264
    22,934  Booz Allen Hamilton Holding
               Corp. (b)                            403,638
                                              -------------
                                                  1,007,771
                                              -------------
            MACHINERY -- 28.2%
    18,416  AGCO Corp. (b)                          937,927
     8,736  Caterpillar, Inc.                       953,272
    15,707  CNH Global N.V. (b)                     655,610
     2,140  Cummins, Inc.                           222,560
     7,308  Deere & Co.                             629,584
    14,531  Donaldson Co., Inc.                   1,050,591
     9,736  Dover Corp.                             617,360
     9,091  Eaton Corp.                             445,732
     3,985  Flowserve Corp.                         439,027
    10,270  Gardner Denver, Inc.                    766,142
     4,609  Graco, Inc.                             211,922
    27,464  Harsco Corp.                            610,525
     5,079  IDEX Corp.                              205,801
    12,099  Illinois Tool Works, Inc.               641,610
    51,173  ITT Corp.                             1,112,501
     2,511  Joy Global, Inc.                        227,723
    21,668  Kennametal, Inc.                        934,107


                       See Notes to Financial Statements                 Page 35

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    25,282  Lincoln Electric Holdings, Inc.   $   1,085,862
    20,501  Manitowoc (The) Co., Inc.               275,533
    14,920  Navistar International Corp. (b)        645,887
    46,268  Oshkosh Corp. (b)                     1,123,387
    13,848  Pall Corp.                              826,449
     7,411  Parker Hannifin Corp.                   597,919
    11,884  Pentair, Inc.                           437,569
     3,125  SPX Corp.                               217,594
    13,045  Toro (The) Co.                          826,923
    13,163  Trinity Industries, Inc.                414,108
    14,141  Wabtec Corp.                            972,759
                                              -------------
                                                 18,085,984
                                              -------------
            MARINE -- 1.9%
     4,616  Alexander & Baldwin, Inc.               218,337
    15,025  Kirby Corp. (b)                       1,003,219
                                              -------------
                                                  1,221,556
                                              -------------
            OFFICE ELECTRONICS -- 1.5%
   124,263  Xerox Corp.                             963,038
                                              -------------
            PROFESSIONAL SERVICES -- 3.6%
     4,594  IHS, Inc., Class A (b)                  411,071
    34,757  Robert Half International, Inc.         962,422
     6,604  Towers Watson & Co., Class A            394,919
    14,084  Verisk Analytics, Inc., Class A (b)     564,346
                                              -------------
                                                  2,332,758
                                              -------------
            ROAD & RAIL -- 7.2%
    13,570  Con-way, Inc.                           430,712
    17,555  J.B. Hunt Transport Services, Inc.      896,534
    14,545  Kansas City Southern (b)                998,369
    16,511  Landstar System, Inc.                   844,538
     2,583  Norfolk Southern Corp.                  186,492
     7,446  Ryder System, Inc.                      419,061
     7,468  Union Pacific Corp.                     853,667
                                              -------------
                                                  4,629,373
                                              -------------
            SOFTWARE -- 0.3%
     6,925  Synopsys, Inc. (b)                      202,071
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 5.0%
     4,318  GATX Corp.                              185,415
    11,058  MSC Industrial Direct Co., Inc.,
               Class A                              840,629
     5,286  W.W. Grainger, Inc.                   1,008,252
    18,657  WESCO International, Inc. (b)         1,173,152
                                              -------------
                                                  3,207,448
                                              -------------
            TOTAL COMMON STOCKS -- 99.9%         64,135,221
              (Cost $60,475,692)

            MONEY MARKET FUND -- 0.1%
    37,573  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)          37,573
             (Cost $37,573)                   -------------


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $  64,172,794
              (Cost $60,513,265) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (24,348)
                                              -------------
            NET ASSETS -- 100.0%              $  64,148,446
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,461,900 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,802,371.

ADR - American Depositary Receipt

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $ 64,135,221   $      --     $      --
Money Market Fund           37,573          --            --
                      --------------------------------------
Total Investments     $ 64,172,794   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 36                See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.5%
     4,292  Precision Castparts Corp.         $     702,515
                                              -------------
            BUILDING PRODUCTS -- 3.9%
    48,354  Armstrong World Industries,
               Inc. (b)                           2,258,132
    20,953  Lennox International, Inc.              758,499
    67,470  Masco Corp.                             814,363
    53,719  Owens Corning, Inc. (b)               1,813,016
                                              -------------
                                                  5,644,010
                                              -------------
            CHEMICALS -- 43.2%
    49,399  Airgas, Inc.                          3,899,063
    13,725  Albemarle Corp.                         882,655
    48,001  Cabot Corp.                           1,737,636
    69,699  Celanese Corp., Class A               3,395,038
    26,605  CF Industries Holdings, Inc.          4,719,195
    69,105  Cytec Industries, Inc.                3,445,575
    73,760  Dow Chemical (The) Co.                2,471,698
    15,447  E.I. du Pont de Nemours & Co.           786,098
    39,496  Eastman Chemical Co.                  1,987,439
    36,695  Ecolab, Inc.                          2,217,846
    24,652  FMC Corp.                             2,284,747
   212,131  Huntsman Corp.                        2,700,428
   118,709  LyondellBasell Industries N.V.,
               Class A                            5,116,358
    10,091  Monsanto Co.                            827,966
    25,409  PPG Industries, Inc.                  2,276,138
    14,430  Praxair, Inc.                         1,532,466
    78,372  Rockwood Holdings, Inc. (b)           3,957,786
    34,564  Sherwin-Williams (The) Co.            3,371,027
    98,972  Valspar (The) Corp.                   4,279,549
    83,992  W.R. Grace & Co. (b)                  4,496,932
    95,849  Westlake Chemical Corp.               5,602,374
                                              -------------
                                                 61,988,014
                                              -------------
            CONTAINERS & PACKAGING -- 16.3%
    13,554  AptarGroup, Inc.                        710,501
    59,403  Ball Corp.                            2,332,162
    51,286  Bemis Co., Inc.                       1,604,226
    21,054  Crown Holdings, Inc. (b)                759,418
    46,570  Greif, Inc., Class A                  2,256,316
    79,603  Owens-Illinois, Inc. (b)              1,914,452
    61,121  Packaging Corp. of America            1,719,945
    53,477  Rock-Tenn Co., Class A                3,308,087
   179,286  Sealed Air Corp.                      3,573,170
    39,928  Silgan Holdings, Inc.                 1,659,408
    46,807  Sonoco Products Co.                   1,465,059
    66,894  Temple-Inland, Inc.                   2,133,249
                                              -------------
                                                 23,435,993
                                              -------------
            MACHINERY -- 5.2%
    79,707  Timken (The) Co.                      3,892,093
    33,984  Valmont Industries, Inc.              3,565,261
                                              -------------
                                                  7,457,354
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            METALS & MINING -- 21.4%
    85,603  AK Steel Holding Corp.            $     808,092
   445,885  Alcoa, Inc.                           4,530,192
    32,275  Allegheny Technologies, Inc.          1,464,962
    59,933  Carpenter Technology Corp.            3,145,284
    11,336  Cliffs Natural Resources, Inc.          819,026
    35,352  Newmont Mining Corp.                  2,173,441
    17,870  Nucor Corp.                             795,036
    79,213  Reliance Steel & Aluminum Co.         4,214,132
    31,458  Royal Gold, Inc.                      2,395,212
    91,222  Schnitzer Steel Industries, Inc.,
               Class A                            3,980,016
    23,428  Southern Copper Corp.                   812,717
   234,638  Steel Dynamics, Inc.                  3,742,476
    58,306  United States Steel Corp.             1,760,258
                                              -------------
                                                 30,640,844
                                              -------------
            PAPER & FOREST PRODUCTS -- 6.6%
    48,235  Domtar Corp.                          4,166,539
   104,242  International Paper Co.               3,246,096
    70,826  MeadWestvaco Corp.                    2,085,118
                                              -------------
                                                  9,497,753
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 2.9%
    88,441  Fastenal Co.                          4,128,426
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%       143,494,909
              (Cost $141,985,448)

            MONEY MARKET FUND -- 0.1%
   156,795  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)         156,795
             (Cost $156,795)                  -------------

            TOTAL INVESTMENTS -- 100.1%         143,651,704
              (Cost $142,142,243) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                 (88,042)
                                              -------------
            NET ASSETS -- 100.0%              $ 143,563,662
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,582,173 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,072,712.


                       See Notes to Financial Statements                 Page 37

FIRST TRUST MATERIALS ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $143,494,909   $      --     $      --
Money Market Fund          156,795          --            --
                      --------------------------------------
Total Investments     $143,651,704   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 38                See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            COMMUNICATIONS EQUIPMENT --
                9.3%
   296,104  Brocade Communications
               Systems, Inc. (b)             $    1,661,143
   126,999  Ciena Corp. (b)                       1,847,835
    85,285  Cisco Systems, Inc.                   1,674,145
   194,263  EchoStar Corp., Class A (b)           5,095,519
    22,999  F5 Networks, Inc. (b)                 2,753,900
   112,871  Harris Corp.                          4,627,711
    73,591  JDS Uniphase Corp. (b)                  933,870
    44,611  QUALCOMM, Inc.                        2,624,019
                                              -------------
                                                 21,218,142
                                              -------------
            COMPUTERS & PERIPHERALS -- 11.4%
     7,596  Apple, Inc. (b)                       3,467,422
   210,074  Dell, Inc. (b)                        3,619,575
    35,667  EMC Corp. (b)                           918,782
    31,744  Fusion-io, Inc. (b)                     733,604
   157,925  Hewlett-Packard Co.                   4,418,742
    93,367  NCR Corp. (b)                         1,748,764
   204,892  QLogic Corp. (b)                      3,548,729
    62,466  SanDisk Corp. (b)                     2,865,940
   131,441  Western Digital Corp. (b)             4,777,880
                                              -------------
                                                 26,099,438
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 16.0%
    16,934  Amphenol Corp., Class A                 921,718
   108,736  Arrow Electronics, Inc. (b)           4,489,709
   130,846  Avnet, Inc. (b)                       4,562,600
   318,791  AVX Corp.                             4,195,290
   313,390  Corning, Inc.                         4,033,329
   134,182  Ingram Micro, Inc., Class A (b)       2,546,774
   156,336  Jabil Circuit, Inc.                   3,542,574
   128,814  Molex, Inc.                           3,405,842
    62,196  Tech Data Corp. (b)                   3,229,216
   452,491  Vishay Intertechnology, Inc. (b)      5,556,590
                                              -------------
                                                 36,483,642
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                9.2%
    47,610  Akamai Technologies, Inc. (b)         1,535,423
   203,547  AOL, Inc. (b)                         3,299,497
    30,303  Equinix, Inc. (b)                     3,635,148
     4,759  Google, Inc., Class A (b)             2,760,743
    18,035  IAC/InterActiveCorp                     776,767
    94,586  Rackspace Hosting, Inc. (b)           4,105,978
    68,331  VeriSign, Inc.                        2,532,347
   151,323  Yahoo!, Inc. (b)                      2,340,967
                                              -------------
                                                 20,986,870
                                              -------------
            IT SERVICES -- 7.5%
    85,548  Amdocs Ltd. (b)                       2,518,533
    11,954  Cognizant Technology Solutions
               Corp., Class A (b)                   857,699
    53,621  DST Systems, Inc.                     2,617,241


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
    22,105  Gartner, Inc. (b)                 $     838,001
    13,271  International Business Machines
            Corp.                                 2,555,995
   119,052  NeuStar, Inc., Class A (b)            4,346,588
   125,046  SAIC, Inc. (b)                        1,608,092
    15,829  Teradata Corp. (b)                      847,801
    21,623  VeriFone Systems, Inc. (b)              923,302
                                              -------------
                                                 17,113,252
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                1.1%
    40,664  American Tower Corp.                  2,582,571
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 30.4%
    41,422  Altera Corp.                          1,648,181
    21,482  Analog Devices, Inc.                    840,591
   379,820  Applied Materials, Inc.               4,664,190
   379,441  Atmel Corp. (b)                       3,684,372
   110,747  Cree, Inc. (b)                        2,816,296
    45,740  Cypress Semiconductor Corp. (b)         786,499
   337,855  Fairchild Semiconductor
            International, Inc. (b)               4,723,213
   126,743  Intel Corp.                           3,348,550
   209,459  International Rectifier Corp. (b)     4,775,665
   147,203  Intersil Corp., Class A               1,657,506
    84,306  KLA-Tencor Corp.                      4,310,566
   258,275  LSI Corp. (b)                         1,955,142
   221,923  Marvell Technology Group Ltd. (b)     3,446,464
    93,739  Maxim Integrated Products, Inc.       2,515,955
   780,083  MEMC Electronic Materials,
               Inc. (b)                           3,564,979
    41,962  Microchip Technology, Inc.            1,548,817
   488,625  Micron Technology, Inc. (b)           3,708,664
    74,428  Novellus Systems, Inc. (b)            3,509,280
    55,445  NVIDIA Corp. (b)                        818,923
   199,057  ON Semiconductor Corp. (b)            1,731,796
   442,965  PMC-Sierra, Inc. (b)                  2,879,272
    35,395  Silicon Laboratories, Inc. (b)        1,551,717
   298,448  Teradyne, Inc. (b)                    4,879,625
   105,586  Texas Instruments, Inc.               3,418,875
    23,973  Xilinx, Inc.                            859,432
                                              -------------
                                                 69,644,570
                                              -------------
            SOFTWARE -- 13.3%
   198,119  Activision Blizzard, Inc.             2,444,788
    54,350  Adobe Systems, Inc. (b)               1,682,132
    42,616  ANSYS, Inc. (b)                       2,577,842
    54,722  Ariba, Inc. (b)                       1,493,911
   120,738  CA, Inc.                              3,112,626
   295,529  Cadence Design Systems, Inc. (b)      3,120,786
   184,708  Compuware Corp. (b)                   1,448,111
    37,298  Electronic Arts, Inc. (b)               692,624
   111,901  Fortinet, Inc. (b)                    2,552,462
    29,219  Intuit, Inc.                          1,649,120
    16,503  MICROS Systems, Inc. (b)                820,364
    29,600  Microsoft Corp.                         874,088


                       See Notes to Financial Statements                 Page 39

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
   161,687  Nuance Communications, Inc. (b)   $   4,611,313
    18,612  Red Hat, Inc. (b)                       863,038
    64,265  TIBCO Software, Inc. (b)              1,675,389
     9,245  VMware, Inc., Class A (b)               843,791
                                              -------------
                                                 30,462,385
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 1.9%
    34,310  Crown Castle International
               Corp. (b)                          1,663,349
    56,807  SBA Communications Corp.,
               Class A (b)                        2,597,216
                                              -------------
                                                  4,260,565
                                              -------------
            TOTAL COMMON STOCKS -- 100.1%       228,851,435
              (Cost $223,016,539)

            MONEY MARKET FUND -- 0.0%
    77,374  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)          77,374
             (Cost $77,374)                   -------------

            TOTAL INVESTMENTS -- 100.1%         228,928,809
              (Cost $223,093,913) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (160,485)
                                              -------------
            NET ASSETS -- 100.0%              $ 228,768,324
                                              -------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,083,256 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,248,360.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $228,851,435   $      --     $      --
Money Market Fund           77,374          --            --
                      --------------------------------------
Total Investments     $228,928,809   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 40                See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 9.7%
   337,640  AT&T, Inc.                        $   9,929,993
   274,469  CenturyLink, Inc.                    10,163,587
 1,982,566  Frontier Communications Corp.         8,485,383
   131,709  tw telecom, Inc. (b)                  2,653,936
   127,246  Verizon Communications, Inc.          4,792,084
                                              -------------
                                                 36,024,983
                                              -------------
            ELECTRIC UTILITIES -- 27.2%
   247,161  American Electric Power Co., Inc.     9,777,689
   348,075  Duke Energy Corp.                     7,417,478
   246,625  Edison International                 10,121,490
   174,712  Entergy Corp.                        12,121,519
   117,712  Exelon Corp.                          4,682,583
   115,240  FirstEnergy Corp.                     4,865,433
   468,789  Great Plains Energy, Inc.             9,666,429
    41,927  NextEra Energy, Inc.                  2,509,331
    70,768  Northeast Utilities                   2,459,188
   468,359  NV Energy, Inc.                       7,587,416
   377,223  Pepco Holdings, Inc.                  7,416,204
   158,938  Pinnacle West Capital Corp.           7,511,410
   260,289  PPL Corp.                             7,233,431
   266,075  Westar Energy, Inc.                   7,567,173
                                              -------------
                                                100,936,774
                                              -------------
            GAS UTILITIES -- 7.3%
    60,400  AGL Resources, Inc.                   2,507,204
   229,616  Atmos Energy Corp.                    7,441,854
   147,224  ONEOK, Inc.                          12,243,148
   173,644  UGI Corp.                             4,672,760
                                              -------------
                                                 26,864,966
                                              -------------
            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 5.1%
   193,034  Constellation Energy Group, Inc.      7,032,229
   704,348  NRG Energy, Inc. (b)                 11,889,394
                                              -------------
                                                 18,921,623
                                              -------------
            MACHINERY -- 2.8%
   397,440  Xylem, Inc.                          10,297,670
                                              -------------
            MULTI-UTILITIES -- 30.1%
    57,869  Alliant Energy Corp.                  2,453,067
   385,233  Ameren Corp.                         12,188,772
   381,169  CenterPoint Energy, Inc.              7,040,191
   231,208  CMS Energy Corp.                      5,047,270
    41,149  Consolidated Edison, Inc.             2,426,145
   187,515  DTE Energy Co.                        9,977,673
    94,226  Integrys Energy Group, Inc.           4,891,272
   475,778  MDU Resources Group, Inc.            10,172,134
   107,205  NiSource, Inc.                        2,436,770
    45,009  OGE Energy Corp.                      2,379,176
   247,700  PG&E Corp.                           10,071,482
   231,979  Public Service Enterprise
               Group, Inc.                        7,038,243


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MULTI-UTILITIES (CONTINUED)
   113,295  SCANA Corp.                       $   5,079,015
   232,049  Sempra Energy                        13,203,588
   266,726  TECO Energy, Inc.                     4,814,404
   168,874  Vectren Corp.                         4,828,108
    73,014  Wisconsin Energy Corp.                2,482,476
   184,701  Xcel Energy, Inc.                     4,913,046
                                              -------------
                                                111,442,832
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                3.3%
   255,256  Energen Corp.                        12,295,682
                                              -------------
            WATER UTILITIES -- 0.7%
    80,119  American Water Works Co., Inc.        2,702,414
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 13.8%
   599,190  NII Holdings, Inc. (b)               12,049,711
 5,454,174  Sprint Nextel Corp. (b)              11,562,849
   535,849  Telephone & Data Systems, Inc.       14,092,829
   292,523  United States Cellular Corp. (b)     13,418,030
                                              -------------
                                                 51,123,419
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%       370,610,363
              (Cost $376,122,146)

            MONEY MARKET FUND -- 0.1%
   519,953  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)         519,953
             (Cost $519,953)                  -------------

            TOTAL INVESTMENTS -- 100.1%         371,130,316
              (Cost $376,642,099) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (327,620)
                                              -------------
            NET ASSETS -- 100.0%              $ 370,802,696
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,290,411 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,802,194.

                       See Notes to Financial Statements                 Page 41

FIRST TRUST UTILITIES ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $370,610,363   $      --     $      --
Money Market Fund          519,953          --            --
                      --------------------------------------
Total Investments     $371,130,316   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 42                See Notes to Financial Statements

                             This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)

                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                  --------------------  --------------------  --------------------

ASSETS:
Investments, at value...........................................     $  542,325,631        $  217,736,997          $ 90,275,236
Cash  ..........................................................                 --                    --                    --
Receivables:
      Capital shares sold.......................................          4,196,186                    --                    --
      Investment securities sold................................                 --                    --                    --
      Dividends.................................................            117,624               173,316                 8,686
      Interest..................................................                 10                     1                    --
Prepaid expenses................................................              9,434                 4,931                 2,372
                                                                     --------------        --------------        --------------
           TOTAL ASSETS.........................................        546,648,885           217,915,245            90,286,294
                                                                     --------------        --------------        --------------

LIABILITIES:
Due to Custodian................................................                 --                    --                    --
Payables:
      Investment securities purchased...........................          4,195,393                    --                    --
      Investment advisory fees..................................            196,151                83,996                29,947
      Licensing fees............................................            154,265                66,473                31,456
      Printing fees.............................................             18,158                 2,552                 3,265
      Audit and tax fees........................................             15,169                15,169                15,169
Other liabilities...............................................             53,677                27,704                15,021
                                                                     --------------        --------------        --------------
           TOTAL LIABILITIES....................................          4,632,813               195,894                94,858
                                                                     --------------        --------------        --------------

NET ASSETS......................................................     $  542,016,072        $  217,719,351        $   90,191,436
                                                                     ==============        ==============        ==============

NET ASSETS CONSIST OF:
Paid-in capital.................................................     $  568,845,673        $  231,408,654        $  128,517,196
Par value.......................................................            260,500                92,500                45,500
Accumulated net investment income (loss)........................          (117,007)                88,516              (39,018)
Accumulated net realized gain (loss) on investments.............       (44,115,624)          (13,891,126)          (28,285,493)
Net unrealized appreciation (depreciation) on investments.......         17,142,530                20,807          (10,046,749)
                                                                     --------------        --------------        --------------

NET ASSETS......................................................     $  542,016,072        $  217,719,351        $   90,191,436
                                                                     ==============        ==============        ==============

NET ASSET VALUE, per share......................................     $        20.81        $        23.54        $        19.82
                                                                     ==============        ==============        ==============

Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).......................         26,050,002             9,250,002             4,550,002
                                                                     ==============        ==============        ==============

Investments, at cost............................................     $  525,183,101        $  217,716,190        $  100,321,985
                                                                     ==============        ==============        ==============


Page 44                See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $  117,173,275        $  535,484,874        $   64,172,794        $  143,651,704        $  228,928,809        $  371,130,316
               --                    --                                          --                    --                    --

       27,365,977             4,287,006                    --             8,374,544             5,527,157             2,605,171
               --               110,148                    --                    --                    --                    --
           69,376               149,058                39,365                60,162                17,516               377,322
                1                    10                    --                     1                     1                     2
            1,959                 4,435                 1,409                 7,368                 3,380                 2,446
   --------------        --------------        --------------        --------------        --------------        --------------
      144,610,588           540,035,531            64,213,568           152,093,779           234,476,863           374,115,257
   --------------        --------------        --------------        --------------        --------------        --------------


               --                72,800                    --                    --                    --                    --

       27,330,180             4,283,581                    --             8,370,574             5,529,865             3,034,277
           28,593               189,987                18,995                43,444                76,602               142,127
           27,078               134,255                19,195                54,557                56,686                88,362
           15,864                 5,123                 1,477                17,322                 6,008                 2,930
           15,169                15,169                15,169                15,169                15,169                15,169
           11,157                55,618                10,286                29,051                24,209                29,696
   --------------        --------------        --------------        --------------        --------------        --------------
       27,428,041             4,756,533                65,122             8,530,117             5,708,539             3,312,561
   --------------        --------------        --------------        --------------        --------------        --------------

   $  117,182,547        $  535,278,998        $   64,148,446        $  143,563,662        $  228,768,324        $  370,802,696
   ==============        ==============        ==============        ==============        ==============        ==============


   $  134,581,368        $  538,455,813        $   67,880,232        $  203,965,016        $  253,647,694        $  379,761,268
           83,500               187,000                34,500                60,000               103,550               213,500
           74,826               (83,575)                 (564)            1,845,419                22,905               184,537
      (14,819,691)          (28,169,024)           (7,425,251)          (63,816,234)          (30,840,721)           (3,844,826)
       (2,737,456)           24,888,784             3,659,529             1,509,461             5,834,896            (5,511,783)
   --------------        --------------        --------------        --------------        --------------        --------------

   $  117,182,547        $  535,278,998        $   64,148,446        $  143,563,662        $  228,768,324        $  370,802,696
   ==============        ==============        ==============        ==============        ==============        ==============

   $        14.03        $        28.62        $        18.59        $        23.93        $        22.09        $        17.37
   ==============        ==============        ==============        ==============        ==============        ==============


        8,350,002            18,700,002             3,450,002             6,000,002            10,355,000            21,350,002
   ==============        ==============        ==============        ==============        ==============        ==============

   $  119,910,731        $  510,596,090        $   60,513,265        $  142,142,243        $  223,093,913        $  376,642,099
   ==============        ==============        ==============        ==============        ==============        ==============


                       See Notes to Financial Statements                 Page 45

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)


                                                                      FIRST TRUST           FIRST TRUST
                                                                        CONSUMER              CONSUMER            FIRST TRUST
                                                                     DISCRETIONARY            STAPLES                ENERGY
                                                                    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                  --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends.......................................................     $    3,630,168        $    1,775,316        $      657,547
Foreign tax withholding.........................................                 --                    --                  (595)
Interest........................................................                 34                    11                    16
                                                                     --------------        --------------        --------------
      Total investment income...................................          3,630,202             1,775,327               656,968
                                                                     --------------        --------------        --------------

EXPENSES:
Investment advisory fees........................................          1,118,828               491,249               273,787
Licensing fees..................................................            223,767                98,249                54,761
Accounting and administration fees..............................            115,110                50,836                28,346
Legal fees......................................................             58,097                25,069                15,775
Custodian fees..................................................             27,971                12,281                 6,844
Printing fees...................................................             25,355                12,489                 6,618
Audit and tax fees..............................................             12,269                12,269                12,269
Transfer agent fees.............................................             11,188                 4,912                 2,738
Registration and filing fees....................................             10,516                 5,650                 2,546
Listing fees....................................................              4,217                 4,217                 4,217
Trustees' fees and expenses.....................................              3,197                 1,634                   888
Other expenses..................................................             14,373                 5,751                 4,494
                                                                     --------------        --------------        --------------
      Total expenses............................................          1,624,888               724,606               413,283
      Less fees waived and expenses reimbursed by the
         investment advisor.....................................            (58,529)              (36,857)              (29,981)
                                                                     --------------        --------------        --------------
      Net expenses..............................................          1,566,359               687,749               383,302
                                                                     --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)....................................          2,063,843             1,087,578               273,666
                                                                     --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...............................................        (34,831,862)          (17,551,026)          (15,326,821)
      In-kind redemptions.......................................         12,773,644             6,145,576            (3,059,382)
                                                                     --------------        --------------        --------------
Net realized gain (loss)........................................        (22,058,218)          (11,405,450)          (18,386,203)

Net change in unrealized appreciation (depreciation) on
   investments..................................................        (10,827,817)            1,897,031           (14,654,902)
                                                                     --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).........................        (32,886,035)           (9,508,419)          (33,041,105)
                                                                     --------------        --------------        --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...........................................     $  (30,822,192)       $   (8,420,841)       $  (32,767,439)
                                                                     ==============        ==============        ==============



Page 46                See Notes to Financial Statements

                                                FIRST TRUST
    FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
     FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
  ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $    1,052,300        $    1,064,767        $      389,932        $    2,776,887        $      587,581        $    3,562,339
             (495)                   --                  (125)             (128,392)                   --                    --
                6                    40                     3                   189                     8                     9
   --------------        --------------        --------------        --------------        --------------        --------------
        1,051,811             1,064,807               389,810             2,648,684               587,589             3,562,348
   --------------        --------------        --------------        --------------        --------------        --------------


          204,848               820,273               142,188               573,761               403,345               508,079
           40,973               164,044                28,439               114,749                80,667               101,618
           21,278                83,449                14,791                59,478                41,535                51,659
           (6,154)               46,012                 7,443                37,935                22,413                15,468
            5,121                20,507                 3,555                14,344                10,084                12,702
            4,817                13,574                 3,556                20,425                 8,982                 6,583
           12,269                12,269                12,269                12,269                12,269                12,269
            2,049                 8,203                 1,422                 5,738                 4,033                 5,081
               --                 7,310                   811                10,108                 3,701                 1,347
            4,217                 4,217                 4,217                 4,217                 4,217                 4,217
              599                 2,375                   426                 2,515                 1,097                 1,529
            5,174                 8,044                 3,193                11,688                 5,645                 4,125
   --------------        --------------        --------------        --------------        --------------        --------------
          295,191             1,190,277               222,310               867,227               597,988               724,677

           (8,404)              (41,895)              (23,247)              (63,962)              (33,304)              (13,367)
   --------------        --------------        --------------        --------------        --------------        --------------
          286,787             1,148,382               199,063               803,265               564,684               711,310
   --------------        --------------        --------------        --------------        --------------        --------------

          765,024               (83,575)              190,747             1,845,419                22,905             2,851,038
   --------------        --------------        --------------        --------------        --------------        --------------



       (5,043,822)          (26,816,727)           (4,597,278)          (39,260,843)          (16,836,040)           (4,673,360)
       (1,628,593)            4,529,066             1,840,825            (9,983,786)           (1,262,093)            4,411,151
   --------------        --------------        --------------        --------------        --------------        --------------
       (6,672,415)          (22,287,661)           (2,756,453)          (49,244,629)          (18,098,133)             (262,209)


        4,662,910            37,322,388             3,628,453           (21,801,460)           17,973,400            (5,233,452)
   --------------        --------------        --------------        -- ------------       --------------        --------------
       (2,009,505)           15,034,727               872,000           (71,046,089)             (124,733)           (5,495,661)
   --------------        --------------        --------------        --------------        --------------        --------------


   $   (1,244,481)       $   14,951,152        $    1,062,747        $  (69,200,670)       $     (101,828)       $   (2,644,623)
   ==============        ==============        ==============        ==============        ==============        ==============




                       See Notes to Financial Statements                 Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                CONSUMER DISCRETIONARY                   CONSUMER STAPLES
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended       For the Year       Months Ended       For the Year
                                                         January 31, 2012         Ended        January 31, 2012         Ended
                                                            (Unaudited)       July 31, 2011       (Unaudited)       July 31, 2011
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $   2,063,843      $   1,836,286      $   1,087,578      $     554,371
   Net realized gain (loss)..............................    (22,058,218)        67,094,756        (11,405,450)        10,435,820
   Net change in unrealized appreciation (depreciation)..    (10,827,817)        24,000,362          1,897,031         (3,235,197)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................    (30,822,192)        92,931,404        (8,420,841)          7,754,994
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (2,180,850)       (1,938,170)        (1,064,680)          (519,675)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................    253,838,055        748,121,746        121,527,418        282,498,516
   Cost of shares redeemed...............................   (304,414,676)      (350,374,014)      (144,103,163)       (65,359,227)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................    (50,576,621)       397,747,732       (22,575,745)        217,139,289
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............    (83,579,663)       488,740,966       (32,061,266)        224,374,608

NET ASSETS:
   Beginning of period...................................    625,595,735        136,854,769        249,780,617         25,406,009
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $ 542,016,072      $ 625,595,735      $ 217,719,351      $ 249,780,617
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $    (117,007)              $ --           $ 88,516           $ 65,618
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............     29,300,002          8,600,002         10,200,002          1,350,002
   Shares sold...........................................     12,650,000         37,350,000          5,250,000         11,650,000
   Shares redeemed.......................................    (15,900,000)       (16,650,000)        (6,200,000)        (2,800,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     26,050,002         29,300,002          9,250,002         10,200,002
                                                           =============      =============      =============      =============


Page 48                See Notes to Financial Statements

               FIRST TRUST                                 FIRST TRUST                                 FIRST TRUST
                  ENERGY                                    FINANCIALS                                 HEALTH CARE
             ALPHADEX(R) FUND                            ALPHADEX(R) FUND                            ALPHADEX(R) FUND
------------------------------------------  ------------------------------------------  ------------------------------------------
    For the Six                                 For the Six                                 For the Six
    Months Ended          For the Year          Months Ended          For the Year          Months Ended          For the Year
  January 31, 2012           Ended            January 31, 2012           Ended            January 31, 2012           Ended
    (Unaudited)          July 31, 2011          (Unaudited)          July 31, 2011          (Unaudited)          July 31, 2011
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------


   $      273,666         $     480,247        $      765,024        $    3,839,819        $      (83,575)       $       12,157
      (18,386,203)           20,438,895            (6,672,415)           42,090,966           (22,287,661)           16,497,084
      (14,654,902)            6,164,891             4,662,910           (11,001,578)           37,322,388           (11,998,114)
   --------------        --------------        --------------        --------------        --------------        --------------

      (32,767,439)           27,084,033            (1,244,481)           34,929,207            14,951,152             4,511,127
   --------------        --------------        --------------        --------------        --------------        --------------


         (313,960)             (480,290)             (690,200)           (4,076,241)                   --              (419,500)
   --------------        --------------        --------------        --------------        --------------        --------------


       35,263,213           211,285,734            42,017,100           372,456,598           452,332,539           341,874,444
      (80,600,766)         (113,428,238)          (23,279,377)         (429,186,698)         (173,140,043)         (152,270,043)
   --------------        --------------        --------------        --------------        --------------        --------------

      (45,337,553)           97,857,496            18,737,723           (56,730,100)          279,192,496           189,604,401
   --------------        --------------        --------------        --------------        --------------        --------------

      (78,418,952)          124,461,239            16,803,042           (25,877,134)          294,143,648           193,696,028


      168,610,388            44,149,149           100,379,505           126,256,639           241,135,350            47,439,322
   --------------        --------------        --------------        --------------        --------------        --------------
   $   90,191,436         $ 168,610,388        $  117,182,547        $  100,379,505        $  535,278,998        $  241,135,350
   ==============        ==============        ==============        ==============        ==============        ==============


   $      (39,018)       $        1,276        $       74,826        $            2        $      (83,575)       $           --
   ==============        ==============        ==============        ==============        ==============        ==============


        7,100,002             2,750,002             7,150,002             9,700,002             8,450,002             2,200,002
        1,800,000             9,400,000            3,050,0002             6,150,000            16,850,000            11,700,000
       (4,350,000)           (5,050,000)           (1,850,000)          (28,700,000)           (6,600,000)           (5,450,000)
   --------------        --------------        --------------        --------------        --------------        --------------
        4,550,002             7,100,002             8,350,002             7,150,002            18,700,002             8,450,002
   ==============        ==============        ==============        ==============        ==============        ==============




                       See Notes to Financial Statements                 Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                     FIRST TRUST                           FIRST TRUST
                                                            INDUSTRIALS/PRODUCER DURABLES                   MATERIALS
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended       For the Year       Months Ended       For the Year
                                                         January 31, 2012         Ended        January 31, 2012         Ended
                                                            (Unaudited)       July 31, 2011       (Unaudited)       July 31, 2011
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss)..........................  $     190,747      $     236,103      $   1,845,419      $   3,377,031
   Net realized gain (loss)..............................     (2,756,453)         5,778,805        (49,244,629)        40,056,634
   Net change in unrealized appreciation (depreciation)..      3,628,453         (1,837,646)       (21,801,460)        18,413,551
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................      1,062,747          4,177,262        (69,200,670)        61,847,216
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................       (202,476)          (252,090)                --         (6,954,230)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................     15,055,774         65,434,780         24,909,151        663,106,313
   Cost of shares redeemed...............................    (17,680,219)       (34,292,004)      (400,693,915)      (278,289,444)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     (2,624,445)        31,142,776      (375,784,764)        384,816,869
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............     (1,764,174)        35,067,948       (444,985,434)       439,709,855

NET ASSETS:
   Beginning of period...................................     65,912,620         30,844,672        588,549,096        148,839,241
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $  64,148,446      $  65,912,620      $ 143,563,662      $ 588,549,096
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $       (564)      $      11,165      $   1,845,419      $          --
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      3,650,002          2,000,002         24,300,002          7,450,002
   Shares sold...........................................        850,000          3,500,000          1,150,000         28,450,000
   Shares redeemed.......................................     (1,050,000)        (1,850,000)       (19,450,000)       (11,600,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................      3,450,002          3,650,002          6,000,002         24,300,002
                                                           =============      =============      =============      =============



Page 50                See Notes to Financial Statements

               FIRST TRUST                                 FIRST TRUST
                TECHNOLOGY                                  UTILITIES
             ALPHADEX(R) FUND                            ALPHADEX(R) FUND
------------------------------------------  ------------------------------------------
    For the Six                                 For the Six
    Months Ended          For the Year          Months Ended          For the Year
  January 31, 2012           Ended            January 31, 2012           Ended
    (Unaudited)          July 31, 2011          (Unaudited)          July 31, 2011
--------------------  --------------------  --------------------  --------------------


   $       22,905        $     (193,728)       $    2,851,038        $    1,396,359
      (18,098,133)           15,980,554              (262,209)            5,714,396
       17,973,400           (13,796,850)           (5,233,452)           (1,071,266)
   --------------        --------------        --------------        --------------

         (101,828)            1,989,976            (2,644,623)            6,039,489
   --------------        --------------        --------------        --------------


               --               (30,330)           (2,827,350)           (1,292,371)
   --------------        --------------        --------------        --------------


      106,637,711           247,389,281           369,526,556            94,385,800
      (75,296,737)         (111,695,006)          (80,618,198)          (42,603,726)
   --------------        --------------        --------------        --------------

       31,340,974           135,694,275           288,908,358            51,782,074
   --------------        --------------        --------------        --------------

       31,239,146           137,653,921           283,436,385            56,529,192


      197,529,178            59,875,257            87,366,311            30,837,119
   --------------        --------------        --------------        --------------
   $  228,768,324        $  197,529,178        $  370,802,696        $   87,366,311
   ==============        ==============        ==============        ==============


   $       22,905        $           --        $      184,537        $      160,849
   ==============        ==============        ==============        ==============


        9,055,000             3,305,000             4,950,002             2,000,002
        5,100,000            10,650,000            21,050,000             5,400,000
       (3,800,000)           (4,900,000)           (4,650,000)           (2,450,000)
   --------------        --------------        --------------        --------------
       10,355,000             9,055,000            21,350,002             4,950,002
   ==============        ==============        ==============        ==============




                       See Notes to Financial Statements                 Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  21.35       $  15.91       $  12.77       $  14.19       $  18.83       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.09           0.08           0.06           0.10           0.08           0.00 (b)(f)
Net realized and unrealized gain (loss)      (0.54)          5.44           3.14          (1.42)         (4.64)         (1.17)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (0.45)          5.52           3.20          (1.32)         (4.56)        (1.17)
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.09)         (0.08)         (0.06)         (0.10)         (0.08)            --
Return of capital                               --             --          (0.00) (f)     (0.00) (f)        --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.09)         (0.08)         (0.06)         (0.10)         (0.08)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  20.81       $  21.35       $  15.91       $  12.77       $  14.19       $  18.83
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                             (2.07)%        34.75%         25.08%         (9.12)%       (24.24)%        (5.85)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $542,016       $625,596       $136,855       $  6,386       $  3,547       $  1,883
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.73% (d)      0.73%          0.86%          1.59%          3.36%         11.39% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.92% (d)      0.44%          0.47%          1.00%          0.58%          0.04% (d)
Portfolio turnover rate (e)                     39%            90%           114%           133%            91%            34%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  24.49       $  18.82       $  16.39       $  17.96       $  19.11       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.13           0.17           0.18           0.25           0.21           0.04 (b)
Net realized and unrealized gain (loss)      (0.96)          5.68           2.43          (1.57)         (1.14)         (0.93)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (0.83)          5.85           2.61          (1.32)         (0.93)         (0.89)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.12)         (0.18)         (0.18)         (0.25)         (0.22)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  23.54       $  24.49       $  18.82       $  16.39       $  17.96       $  19.11
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                             (3.38)%        31.21%         15.97%         (7.14)%        (4.86)%        (4.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $217,719       $249,781       $ 25,406       $  9,017       $  2,695       $  2,866
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.74% (d)      0.79%          0.98%          1.30%          2.55%          9.34% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.11% (d)      0.80%          1.18%          1.99%          1.10%          0.98% (d)
Portfolio turnover rate (e)                     52%           108%            95%           145%            96%             1%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



Page 52                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  23.75       $  16.05       $  13.62       $  23.85       $  20.74       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.06           0.10           0.06           0.03           0.12          (0.00)(b)(f)
Net realized and unrealized gain (loss)      (3.92)          7.71           2.42         (10.23)          3.12           0.74
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (3.86)          7.81           2.48         (10.20)          3.24           0.74
                                          --------       --------       --------       --------       --------       --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.07)         (0.11)         (0.05)         (0.03)         (0.13)            --
Net realized gain                               --             --             --             --          (0.00) (f)        --
Return of capital                               --             --             --          (0.00) (f)        --             --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.07)         (0.11)         (0.05)         (0.03)         (0.13)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  19.82       $  23.75       $  16.05       $  13.62       $  23.85       $  20.74
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                            (16.26)%        48.70%         18.26%        (42.74)%        15.62%          3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 90,191       $168,610       $ 44,149       $  9,531       $  8,347       $  5,184
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.75% (d)      0.75%          0.89%          1.35%          1.80%          9.49% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.50% (d)      0.42%          0.36%          0.24%          0.48%         (0.03)% (d)
Portfolio turnover rate (e)                     43%           101%           103%           116%            67%             1%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  14.04       $  13.02       $  10.37       $  12.41       $  17.91       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.13           0.30           0.11           0.18           0.29           0.07 (b)
Net realized and unrealized gain (loss)      (0.02)          1.05           2.65          (2.05)         (5.44)         (2.16)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.11           1.35           2.76          (1.87)         (5.15)         (2.09)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.12)         (0.33)         (0.11)         (0.17)         (0.35)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  14.03       $  14.04       $  13.02       $  10.37       $  12.41       $  17.91
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              0.83%         10.25%         26.68%        (14.94)%       (28.95)%       (10.45)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $117,183       $100,380       $126,257       $  8,295       $  1,861       $  1,791
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.72% (d)      0.74%          0.87%          1.50%          3.89%         11.58% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.87% (d)      1.68%          1.43%          2.49%          2.13%          1.46% (d)
Portfolio turnover rate (e)                     32%            62%            89%           140%            74%            26%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (f) Amount represents less than $0.01 per share.



                       See Notes to Financial Statements                 Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  28.54       $  21.56       $  17.66       $  18.93       $  19.48       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 (0.00) (f)      0.01          (0.03)         (0.02)         (0.03)         (0.01) (b)
Net realized and unrealized gain (loss)       0.08           7.03           3.93          (1.25)         (0.52)         (0.51)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.08           7.04           3.90          (1.27)         (0.55)         (0.52)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --          (0.06)            --             --             --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  28.62       $  28.54       $  21.56       $  17.66       $  18.93       $  19.48
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              0.28%         32.67%         22.08%         (6.71)%        (2.82)%        (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $535,279       $241,135       $ 47,439       $ 15,015       $  8,521       $  1,949
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.73% (d)      0.75%          0.87%          1.15%          2.03%         11.48% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                        (0.05)% (d)     0.01%         (0.19)%        (0.17)%        (0.34)%        (0.31)% (d)
Portfolio turnover rate (e)                     55%           116%            87%           138%            89%            30%



FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  18.06       $  15.42       $  12.03       $  17.54       $  18.87       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.06           0.08           0.11           0.10           0.05          (0.00)(b)(f)
Net realized and unrealized gain (loss)       0.53           2.65           3.39          (5.52)         (1.33)         (1.13)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.59           2.73           3.50          (5.42)         (1.28)         (1.13)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.06)         (0.09)         (0.11)         (0.09)         (0.05)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  18.59       $  18.06       $  15.42       $  12.03       $  17.54       $  18.87
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              3.31%         17.68%         29.16%        (30.83)%        (6.82)%        (5.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 64,148       $ 65,913       $ 30,845       $  5,412       $  4,384       $  4,718
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.78% (d)      0.79%          0.99%          1.63%          1.90%         10.09% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.67% (d)      0.47%          0.95%          0.99%          0.29%         (0.14)% (d)
Portfolio turnover rate (e)                     57%           102%            95%           153%            81%            24%


(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (f) Amount represents less than $0.01 per share.



Page 54                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  24.22       $  19.98       $  15.26       $  21.90       $  20.17       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.31           0.22           0.25           0.20           0.16           0.02 (b)
Net realized and unrealized gain (loss)      (0.60)          4.40           4.72          (6.64)          1.75           0.15
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (0.29)          4.62           4.97          (6.44)          1.91           0.17


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --          (0.38)         (0.25)         (0.20)         (0.18)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  23.93       $  24.22       $  19.98       $  15.26       $  21.90       $  20.17
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                             (1.20)%        23.12%         32.72%        (29.20)%         9.44%          0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $143,564       $588,549       $148,839       $  9,922       $  5,474       $  3,025
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.76% (d)      0.73%          0.84%          1.40%          2.33%          9.56% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.61% (d)      0.77%          1.15%          1.46%          0.75%          0.46% (d)
Portfolio turnover rate (e)                     45%           116%            90%           153%            59%             1%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  21.81       $  18.12       $  14.47       $  17.63       $  20.47       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.00 (f)      (0.02)         (0.04)         (0.02)         (0.02)         (0.02) (b)
Net realized and unrealized gain (loss)       0.28           3.72           3.69          (3.14)         (2.82)          0.49
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.28           3.70           3.65          (3.16)         (2.84)          0.47


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           --          (0.01)            --             --             --             --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  22.09       $  21.81       $  18.12       $  14.47       $  17.63       $  20.47
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                              1.28%         20.40%         25.22%        (17.92)%       (13.87)%         2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $228,768       $197,529       $ 59,875       $ 12,374       $  8,904       $  2,149
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.74% (d)      0.74%          0.90%          1.26%          2.01%         10.64% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.03% (d)     (0.14)%        (0.40)%        (0.17)%        ( 0.29)%       (0.47)% (d)
Portfolio turnover rate (e)                     44%           109%           112%           135%            89%             6%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (f) Amount represents less than $0.01 per share.



                       See Notes to Financial Statements                 Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND


                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  17.65       $  15.42       $  13.66       $  16.19       $  18.37       $  20.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.13           0.39           0.38           0.44           0.90           0.09  (b)
Net realized and unrealized gain (loss)      (0.26)          2.22           1.76          (2.50)         (2.17)         (1.72)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (0.13)          2.61           2.14          (2.06)         (1.27)         (1.63)


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.15)         (0.38)         (0.38)         (0.47)         (0.91)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  17.37       $  17.65       $  15.42       $  13.66       $  16.19       $  18.37
                                          ========       ========       ========       ========       ========       ========

TOTAL RETURN (c)                             (0.74)%        17.03%         15.80%        (12.53)%        (7.39)%        (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $370,803       $ 87,366       $ 30,837       $ 13,660       $  5,667       $  2,756
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.71% (d)      0.79%          0.92%          1.15%          2.50%         10.12% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         2.81% (d)      2.77%          2.97%          4.03%          2.96%          2.18% (d)
Portfolio turnover rate (e)                     41%            66%            60%           128%            68%             1%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)



                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds listed below:

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (NYSE Arca, Inc.
        ticker "FXD")
      First Trust Consumer Staples AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FXG")
      First Trust Energy AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXN") First Trust Financials AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXO") First Trust Health Care AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXH") First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (NYSE Arca,
        Inc. ticker "FXR")
      First Trust Materials AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXZ") First Trust Technology AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXL") First Trust Utilities AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FXU")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                           INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund            StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                  StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                            StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                        StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                       StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund     StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                         StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                        StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                         StrataQuant(R) Utilities Index (1)

(1) This index is developed, maintained and sponsored by NYSE Euronext or its affiliates ("NYSE Euronext"), and licensed to First Trust Portfolios L.P. ("FTP") by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Euronext. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Euronext, the Index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of January 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


On January 23, 2012, the Board of Trustees approved a change to quarterly dividends for each of the Funds. This change will be effective with the filing of each Fund's annual Form N-1A prospectus update in November 2012.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended July 31, 2011 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $  1,938,170                $    --                 $    --
First Trust Consumer Staples AlphaDEX(R) Fund                        519,675                     --                      --
First Trust Energy AlphaDEX(R) Fund                                  480,290                     --                      --
First Trust Financials AlphaDEX(R) Fund                            4,076,241                     --                      --
First Trust Health Care AlphaDEX(R) Fund                             419,500                     --                      --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           252,090                     --                      --
First Trust Materials AlphaDEX(R) Fund                             6,954,230                     --                      --
First Trust Technology AlphaDEX(R) Fund                               30,330                     --                      --
First Trust Utilities AlphaDEX(R) Fund                             1,292,371                     --                      --

As of July 31, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $            --          $   (17,098,762)         $    23,011,703
First Trust Consumer Staples AlphaDEX(R) Fund                           65,618               (1,734,527)              (2,627,373)
First Trust Energy AlphaDEX(R) Fund                                      1,276               (9,404,454)               4,113,317
First Trust Financials AlphaDEX(R) Fund                                     --               (7,856,140)              (7,691,500)
First Trust Health Care AlphaDEX(R) Fund                                    --               (5,213,846)             (13,101,121)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              11,165               (4,304,835)                (332,887)
First Trust Materials AlphaDEX(R) Fund                                      --              (11,866,057)              20,605,373
First Trust Technology AlphaDEX(R) Fund                                     --              (10,975,543)             (13,905,549)
First Trust Utilities AlphaDEX(R) Fund                                 160,849               (3,150,256)                (710,692)

D. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of January 31, 2012, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

At July 31, 2011, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


                                           Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Total
                                             Available     Available       Available      Available      Available       Capital
                                              through       through         through        through        through         Loss
                                           July 31, 2015  July 31, 2016  July 31, 2017  July 31, 2018  July 31, 2019    Available
                                           -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer Discretionary
     AlphaDEX(R) Fund                       $     2,058    $    64,889    $   783,283    $ 1,138,594    $ 9,617,858    $11,606,682
First Trust Consumer Staples AlphaDEX(R)
     Fund                                            --         63,580        422,511      1,058,131             --      1,544,222
First Trust Energy AlphaDEX(R) Fund                  --         73,845      2,326,320      2,084,336      3,349,453      7,833,954
First Trust Financials AlphaDEX(R) Fund           2,757         13,300        671,958      1,630,337      3,464,108      5,782,460
First Trust Health Care AlphaDEX(R) Fund         18,355         28,397        774,570      2,582,977      1,764,162      5,168,461
First Trust Industrials/Producer Durables
     AlphaDEX(R) Fund                            23,631        183,210        798,398      1,325,584      1,133,736      3,464,559
First Trust Materials AlphaDEX(R) Fund            4,424         13,424      1,265,429        886,622      7,397,299      9,567,198
First Trust Technology AlphaDEX(R) Fund          12,398         22,456      1,608,491      2,508,150      2,516,610      6,668,105
First Trust Utilities AlphaDEX(R) Fund               --             --        557,777      1,956,482             --      2,514,259


During the taxable year ended July 31, 2011, the Funds utilized capital loss carryforwards in the following amounts:

                                                               Capital Loss
                                                           Carryforward Utilized
                                                           ---------------------
First Trust Consumer Staples AlphaDEX(R) Fund                   $    23,022
First Trust Utilities AlphaDEX(R) Fund                               18,443


Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

During the taxable year ended July 31, 2011, the following Funds incurred and elected to defer net capital losses as follows:

                                                            Post-October Losses
                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     5,492,080
First Trust Consumer Staples AlphaDEX(R) Fund                         190,305
First Trust Energy AlphaDEX(R) Fund                                 1,570,500
First Trust Financials AlphaDEX(R) Fund                             2,073,680
First Trust Health Care AlphaDEX(R) Fund                               45,385
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            840,276
First Trust Materials AlphaDEX(R) Fund                              2,298,859
First Trust Technology AlphaDEX(R) Fund                             4,307,438
First Trust Utilities AlphaDEX(R) Fund                                635,997

E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into a license agreement with Archipelago for each of the Sector Funds. The license agreement allows for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Euronext. The Funds and First Trust Advisors L.P. ("First Trust" or the "Advisor") are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

F. ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain other services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least December 6, 2012.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses or fees were reimbursed or waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2012 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                            Expenses Borne by Advisor Subject to Recovery
                                           -----------------------------------------------------------------------------------------
                                                                        Year         Year         Year        Period
                                             Advisory     Expense       Ended        Ended        Ended        Ended
                                                Fee        Reim-      July 31,     July 31,     July 31,    January 31,
                                              Waivers   bursements      2009         2010         2011         2012         Total
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                         $  58,529    $      --    $  16,766    $ 110,096    $ 109,492    $  58,529    $ 294,883
First Trust Consumer Staples
   AlphaDEX(R) Fund                            36,857           --       23,947       51,148       59,013       36,857      170,965
First Trust Energy AlphaDEX(R) Fund            29,981           --       20,994       67,669       52,991       29,981      171,635
First Trust Financials AlphaDEX(R) Fund         8,404           --       21,089      104,140       90,841        8,404      224,474
First Trust Health Care AlphaDEX(R) Fund       41,895           --       20,730       66,052       66,543       41,895      195,220
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                            23,247           --       15,911       52,980       45,159       23,247      137,297
First Trust Materials AlphaDEX(R) Fund         63,962           --       20,336      114,679      114,169       63,962      313,146
First Trust Technology AlphaDEX(R) Fund        33,304           --       23,255       67,139       62,099       33,304      185,797
First Trust Utilities AlphaDEX(R) Fund         13,367           --       15,088       53,420       46,722       13,367      128,597

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Funds and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Funds.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trust of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Complex. The annual retainer was allocated equally among each of the trusts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $188,343,773      $201,237,448
First Trust Consumer Staples AlphaDEX(R) Fund                  105,601,810       122,165,230
First Trust Energy AlphaDEX(R) Fund                             48,429,392        48,270,101
First Trust Financials AlphaDEX(R) Fund                         28,451,000        28,465,106
First Trust Health Care AlphaDEX(R) Fund                       187,323,658       192,838,601
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      33,801,962        33,790,819
First Trust Materials AlphaDEX(R) Fund                         116,186,767       126,133,316
First Trust Technology AlphaDEX(R) Fund                         75,410,602        78,573,356
First Trust Utilities AlphaDEX(R) Fund                          81,519,691        80,956,002

For the six months ended January 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $253,765,218      $291,412,210
First Trust Consumer Staples AlphaDEX(R) Fund                  121,413,032       127,425,356
First Trust Energy AlphaDEX(R) Fund                             35,220,715        80,632,334
First Trust Financials AlphaDEX(R) Fund                         41,974,968        23,271,966
First Trust Health Care AlphaDEX(R) Fund                       451,921,459       167,737,996
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      15,052,480        17,673,148
First Trust Materials AlphaDEX(R) Fund                          24,777,847       375,732,358
First Trust Technology AlphaDEX(R) Fund                        106,644,643        72,070,444
First Trust Utilities AlphaDEX(R) Fund                         368,990,488        80,708,641

                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per share of each Fund on the transaction date times the number of shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Creation
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                    $  500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities           Redemption
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                    $  500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 28, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 11 and 12, 2012, the Board of Trustees of the Trust approved the continuation of the Investment Management Agreement between the Funds and First Trust, the Expense Reimbursement Agreement between the Funds and First Trust, the Distribution Agreement between the Funds and FTP and the Funds' Rule 12b-1 Distribution and Service Plan, each for an additional year. Furthermore, First Trust and the Trust have agreed to extend the Expense Reimbursement Agreement until November 30, 2013 and FTP has agreed not to charge any 12b-1 fees until at least November 30, 2013.

Effective March 12, 2012, the Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. Currently, the First Trust Consumer Discretionary AlphaDEX(R) Fund expects to engage in securities lending. In the future, the remaining Funds may also engage in this practice. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12-months ended June 30, 2011 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

The First Trust Consumer Discretionary AlphaDEX(R) Fund, the First Trust Consumer Staples AlphaDEX(R) Fund, the First Trust Energy AlphaDEX(R) Fund, the First Trust Financials AlphaDEX(R) Fund, the First Trust Health Care AlphaDEX(R) Fund, the First Trust Industrials/Producer Durables AlphaDEX(R) Fund, the First Trust Materials AlphaDEX(R) Fund, the First Trust Technology AlphaDEX(R) Fund

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

and the First Trust Utilities AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Consumer Discretionary AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Consumer Staples AlphaDEX(R) Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits and may be affected by a variety of factors which could impact company profitability. For instance, government regulations may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

The First Trust Energy AlphaDEX(R) Fund invests in the securities of companies in the energy sector. The companies in the energy sector include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices have been extremely volatile.

The First Trust Financials AlphaDEX(R) Fund invests in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, the Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States.

The First Trust Health Care AlphaDEX(R) Fund invests in the securities of companies in the health care sector. Companies in the health care sector are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund invests in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Materials AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Technology AlphaDEX(R) Fund invests in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

The First Trust Utilities AlphaDEX(R) Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

      NOT FDIC INSURED         NOT BANK GUARANTEED          MAY LOSE VALUE

                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Sector Funds

--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


--------------------------------------------------------------------------------

[BLANK BACK COVER]

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund

Semi-Annual Report                                  January 31, 2012

--------------------------------------------------------------------------------


   AlphaDEX(R) Style Funds

   First Trust Large Cap Core AlphaDEX(R) Fund

   First Trust Mid Cap Core AlphaDEX(R) Fund

   First Trust Small Cap Core AlphaDEX(R) Fund

   First Trust Large Cap Value AlphaDEX(R) Fund

   First Trust Large Cap Growth -AlphaDEX(R) Fund

   First Trust Multi Cap Value AlphaDEX(R) Fund

   First Trust Multi Cap Growth AlphaDEX(R) Fund

   First Trust Mid Cap Value AlphaDEX(R) Fund

   First Trust Mid Cap Growth AlphaDEX(R) Fund

   First Trust Small Cap Value AlphaDEX(R) Fund

   First Trust Small Cap Growth AlphaDEX(R) Fund

   First Trust Mega Cap AlphaDEX(R) Fund


                                    AlphaDEX

                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                JANUARY 31, 2012

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund...........................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund.............................   6
      First Trust Small Cap Core AlphaDEX(R) Fund...........................   8
      First Trust Large Cap Value AlphaDEX(R) Fund..........................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund.........................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund..........................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund.........................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund............................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund...........................  20
      First Trust Small Cap Value AlphaDEX(R) Fund..........................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund.........................  24
      First Trust Mega Cap AlphaDEX(R) Fund.................................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund...........................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund.............................  37
      First Trust Small Cap Core AlphaDEX(R) Fund...........................  42
      First Trust Large Cap Value AlphaDEX(R) Fund..........................  49
      First Trust Large Cap Growth AlphaDEX(R) Fund.........................  53
      First Trust Multi Cap Value AlphaDEX(R) Fund..........................  57
      First Trust Multi Cap Growth AlphaDEX(R) Fund.........................  66
      First Trust Mid Cap Value AlphaDEX(R) Fund............................  73
      First Trust Mid Cap Growth AlphaDEX(R) Fund...........................  77
      First Trust Small Cap Value AlphaDEX(R) Fund..........................  80
      First Trust Small Cap Growth AlphaDEX(R) Fund.........................  85
      First Trust Mega Cap AlphaDEX(R) Fund.................................  89
Statements of Assets and Liabilities........................................  92
Statements of Operations....................................................  95
Statements of Changes in Net Assets.........................................  98
Financial Highlights........................................................ 102
Notes to Financial Statements............................................... 109
Additional Information...................................................... 117
Risk Considerations......................................................... 118

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" at the end of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary by Robert F. Carey, Chief Investment Officer of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund.

First Trust Advisors L.P. ("First Trust"), now in our 21st year, has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Like many successful investors, we understand that success in the markets doesn't just happen--it requires a long-term investment perspective through all kinds of markets. Although the markets have continued to be somewhat choppy over the past six months, the equity market is well above the lows it sank to during the recent recession.

The report you hold gives detailed information for the past six months about the Style Funds included in the First Trust Exchange-Traded AlphaDEX(R) Fund. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of market ups and downs. We offer a variety of products that could fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the other investments First Trust offers that might also fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the rest of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Exchange-Traded AlphaDEX(R) Fund and Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2012

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY
The U.S. economy has shown its resiliency once again. It expanded in each of the past ten calendar quarters through the fourth quarter of 2011. The GDP growth rate in the fourth quarter of 2011 was an annualized 3.0%. It had not registered above 3.0% since the 3.8% GDP growth rate posted in the second quarter of 2010. While some pundits are quick to point out that the early stages of U.S. recoveries have tended to produce GDP growth rates in the 4-6% range, a 3.0% growth rate is nothing to wince at, especially when you consider that the size of the U.S. economy (nominal dollars) has grown from $5.99 trillion in 1991 to $15.09 trillion in 2011. Over that same 20-year period, GDP averaged 2.6%, according to data from the Bureau of Economic Analysis.

Consumer confidence in the economy appears to be improving based on the rise in nonfarm payrolls and recent retail sales data. The Conference Board's Consumer Confidence Index jumped from a reading of 40.9 in October 2011 to 61.5 in January 2012. Its five-year high was 111.9 in February 2007, but the average for the five-year period ended January 31, 2012, was 63.8. While there is debate over just how useful confidence levels are as a predictor of future spending, they are widely followed. Couple the index reading with the behavior of investors in recent years and it paints a rather stark picture - a lack of confidence has literally prevented some investors from participating in the current bull market in stocks.

Data from the Investment Company Institute shows that investors liquidated roughly $490 billion from domestic equity funds over the past five years. The key event that seemed to trigger the mass exodus was the Lehman Brothers bankruptcy filing on September 15, 2008. Investors pulled out $45 billion in October 2008. SmartMoney.com estimates that the $45 billion pulled from the funds would have grown to $70 billion (including dividends) today. Those who have read our overviews in these very reports or followed our newsletters since the latter part of 2008 know how steadfast we were in encouraging investors to assume more risk to potentially capture more return. We are still of that mindset. While the S&P 500 has posted a cumulative total return of 106.0% from the end of the last bear market on 3/9/09 through 1/31/12, we believe there is the potential for more upside while corporate earnings remain relatively strong.

Two important niches of the U.S. economy in recovery mode are state governments and banks. Data compiled by the Rockefeller Institute shows that total state tax collections rose 6.1% (year-over-year) in the third quarter of 2011, the seventh consecutive quarter in which revenues were up. The number of bank failures in 2011 totaled 92, down from 157 in 2010, according to Federal Deposit Insurance Corporation data. Loan balances increased for the third consecutive quarter in the fourth quarter of 2011 to $130.1 billion - the largest increase since 2007.

U.S. STOCKS AND BONDS
Two of the three major U.S. stock indices posted positive returns for the 6-month period ended January 31, 2012, while the third was essentially flat. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index returned 2.71%, 0.03%, and 3.44%, respectively, according to Bloomberg. Eight of the 10 major sectors in the S&P 500 posted gains. The top performing sector was Utilities, up 6.89%, while the poorest showing came from Energy, down 5.26%. Financials also struggled, falling 4.01%. The year-over-year estimated earnings growth rate for the companies in the S&P 500 Index is expected to be 8.9% in 2012, according to Standard & Poor's. The top three sectors based on estimated earnings growth are Information Technology (+15.74%), Industrials (+13.66%) and Health Care (+11.54%), according to S&P.

In the U.S. bond market, the top performing major group for the 6-month period ended January 31, 2012, was municipal bonds. The Barclays Capital Municipal
Bond: Long Bond (22+) Index posted a total return of 11.17%. Fears over a spike in defaults proved unwarranted as they never materialized. The next closest major domestic category was a mix of government and high-grade corporate debt, up 4.25%, as measured by the Barclays Capital U.S. Aggregate Index.

FOREIGN STOCKS AND BONDS
For the six-month period ended January 31, 2012 there was little difference in the performance of higher quality securities overseas relative to those considered more speculative in nature. The Barclays Capital Global Aggregate Index of higher quality debt returned 0.82% (USD), just slightly better than the 0.74% gain for the Barclays Capital Global Emerging Markets Index of debt securities. The MSCI World Index (excluding the U.S.) of stocks from developed countries declined by 10.15% (USD), just slightly worse than the 9.46% loss for the MSCI Emerging Markets Index of stocks. The U.S. dollar negatively impacted returns for U.S. investors by appreciating 6.77% against a basket of major currencies in the six-month span, as measured by the U.S. Dollar Index (DXY).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by Standard & Poor's Financial Services LLC (as successor to Standard & Poor's, a division of McGraw-Hill Companies, Inc., "S&P") to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           0.73%           2.03%            -0.08%                -0.37%
Market Price                                                  0.91%           2.03%            -0.05%                -0.24%

INDEX PERFORMANCE
Defined Large Cap Core Index                                  1.16%           2.84%             0.70%                 3.33%
S&P 500(R) Index                                              2.71%           4.22%            -0.76%                -3.53%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       15.64%
Information Technology                       14.13
Industrials                                  13.45
Energy                                       13.24
Financials                                   11.77
Health Care                                   8.54
Consumer Staples                              7.85
Materials                                     7.33
Utilities                                     6.37
Telecommunication Services                    1.68
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Freeport-McMoRan Copper & Gold, Inc.          0.53%
Advanced Micro Devices, Inc.                  0.53
Denbury Resources, Inc.                       0.53
CF Industries Holdings, Inc.                  0.52
Leucadia National Corp.                       0.52
Teradyne, Inc.                                0.51
Alcoa, Inc.                                   0.50
Western Digital Corp.                         0.50
Applied Materials, Inc.                       0.49
Marathon Petroleum Corp.                      0.49
                                            -------
   Total                                      5.12%
                                            =======


-------------------
The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FEX - FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Large Cap Core      Defined Large Cap      S&P 500(R)
                  AlphaDEX(R) Fund              Core Index            Index
5/8/07                 10000                       10000              10000
7/31/07                 9560                        9579               9690
1/31/08                 9022                        9071               9271
7/31/08                 8304                        8383               8615
1/31/09                 5325                        5398               5690
7/31/09                 6711                        6830               6896
1/31/10                 7618                        7783               7576
7/31/10                 8205                        8410               7850
1/31/11                 9765                       10049               9257
7/31/11                 9891                       10216               9393
1/31/12                 9963                       10335               9647



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         18                 1               0               0
8/1/07 - 7/31/08         126                 2               7               0
8/1/08 - 7/31/09         106                 9               2               1
8/1/09 - 7/31/10         151                 0               0               0
8/1/10 - 7/31/11         211                 0               0               0
8/1/11 - 1/31/12          90                 2               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         38                 0               0               0
8/1/07 - 7/31/08         109                 5               1               0
8/1/08 - 7/31/09         127                 8               2               0
8/1/09 - 7/31/10         100                 0               0               0
8/1/10 - 7/31/11          41                 0               0               0
8/1/11 - 1/31/12          35                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           1.60%           4.76%             3.71%                18.80%
Market Price                                                  1.69%           4.73%             3.71%                18.84%

INDEX PERFORMANCE
Defined Mid Cap Core Index                                    1.99%           5.55%             4.49%                23.12%
S&P MidCap 400 Index                                          0.03%           2.71%             2.54%                12.61%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)



----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  24.98%
Consumer Discretionary                       17.05
Information Technology                       16.56
Financials                                   11.51
Energy                                        8.23
Materials                                     7.46
Health Care                                   6.55
Utilities                                     4.48
Consumer Staples                              3.07
Telecommunication Services                    0.11
                                            -------
   Total                                    100.00%
                                            =======


----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vishay Intertechnology, Inc.                  0.72%
Thomas & Betts Corp.                          0.69
United Rentals, Inc.                          0.68
HollyFrontier Corp.                           0.66
Timken (The) Co.                              0.66
General Cable Corp.                           0.65
Janus Capital Group, Inc.                     0.65
International Rectifier Corp.                 0.62
Fairchild Semiconductor International, Inc.   0.61
Integrated Device Technology, Inc.            0.61
                                            -------
   Total                                      6.55%
                                            =======


-------------------
The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNX - FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Mid Cap Core      Defined Mid Cap      S&P MidCap 400
                 AlphaDEX(R) Fund            Core Index             Index
5/8/07                10000                     10000               10000
7/31/07                9527                      9540                9615
1/31/08                8872                      8911                9091
7/31/08                8812                      8889                9138
1/31/09                5561                      5625                5731
7/31/09                7453                      7576                7288
1/31/10                8498                      8674                8215
7/31/10                9236                      9464                8951
1/31/11               11339                     11665               10964
7/31/11               11693                     12072               11256
1/31/12               11880                     12312               11260


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         22                 1               0               0
8/1/07 - 7/31/08         124                14               4               0
8/1/08 - 7/31/09          95                 9               1               2
8/1/09 - 7/31/10         184                 2               0               0
8/1/10 - 7/31/11         217                 0               0               0
8/1/11 - 1/31/12          68                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         34                 0               0               0
8/1/07 - 7/31/08         102                 4               2               0
8/1/08 - 7/31/09         138                10               0               0
8/1/09 - 7/31/10          65                 0               0               0
8/1/10 - 7/31/11          35                 0               0               0
8/1/11 - 1/31/12          59                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           4.03%           7.67%             1.80%                 8.81%
Market Price                                                  4.10%           7.38%             1.80%                 8.82%

INDEX PERFORMANCE
Defined Small Cap Core Index                                  4.33%           8.38%             2.64%                13.16%
S&P SmallCap 600 Index                                        3.44%           7.50%             1.75%                 8.54%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)




----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       22.91%
Consumer Discretionary                       22.12
Industrials                                  15.33
Health Care                                  10.76
Financials                                    8.51
Materials                                     7.65
Consumer Staples                              4.96
Energy                                        3.71
Utilities                                     2.32
Telecommunication Services                    1.73
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
VOXX International Corp., Class A             0.52%
Kraton Performance Polymers, Inc.             0.48
Newport Corp.                                 0.47
STR Holdings, Inc.                            0.45
Benchmark Electronics, Inc.                   0.44
Career Education Corp.                        0.44
Ceradyne, Inc.                                0.43
PolyOne Corp.                                 0.43
TriQuint Semiconductor, Inc.                  0.43
OfficeMax, Inc.                               0.42
                                            -------
   Total                                      4.51%
                                            =======

-------------------
The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYX - FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Small Cap Core    Defined Small Cap    S&P SmallCap 600
                  AlphaDEX(R) Fund            Core Index             Index
5/8/07                 10000                     10000               10000
7/31/07                 9433                      9454                9535
1/31/08                 8476                      8534                8771
7/31/08                 8288                      8382                8746
1/31/09                 5043                      5124                5550
7/31/09                 6981                      7125                7060
1/31/10                 7805                      8001                7712
7/31/10                 8421                      8667                8414
1/31/11                10106                     10442               10097
7/31/11                10460                     10846               10494
1/31/12                10881                     11315               10855



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         24                 0               1               0
8/1/07 - 7/31/08         116                 5               5               0
8/1/08 - 7/31/09         102                 5               5               0
8/1/09 - 7/31/10         112                 0               0               0
8/1/10 - 7/31/11         195                 0               0               0
8/1/11 - 1/31/12          65                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         32                 0               0               0
8/1/07 - 7/31/08         116                 5               3               0
8/1/08 - 7/31/09         131                 9               3               0
8/1/09 - 7/31/10         139                 0               0               0
8/1/10 - 7/31/11          57                 0               0               0
8/1/11 - 1/31/12          61                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           3.48%           3.97%             0.15%                 0.73%
Market Price                                                  5.64%           3.89%             0.16%                 0.76%

INDEX PERFORMANCE
Defined Large Cap Value Index                                 3.90%           4.77%             0.96%                 4.64%
S&P 500(R) Value Index                                        2.88%           1.13%            -3.64%               -16.12%
S&P 500(R) Index                                              2.71%           4.22%            -0.76%                -3.53%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       16.43%
Financials                                   14.79
Energy                                       14.72
Consumer Discretionary                       11.62
Industrials                                  11.03
Utilities                                     8.94
Health Care                                   7.63
Materials                                     6.94
Consumer Staples                              5.36
Telecommunication Services                    2.54
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Freeport-McMoRan Copper & Gold, Inc.          0.97%
Advanced Micro Devices, Inc.                  0.95
Leucadia National Corp.                       0.94
Teradyne, Inc.                                0.92
Alcoa, Inc.                                   0.90
Western Digital Corp.                         0.90
Applied Materials, Inc.                       0.88
Marathon Petroleum Corp.                      0.88
Valero Energy Corp.                           0.88
Harris Corp.                                  0.87
                                            -------
   Total                                      9.09%
                                            =======

-------------------
The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTA - FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Large Cap Value      Defined Large Cap      S&P 500(R)       S&P 500(R)
                  AlphaDEX(R) Fund               Value Index         Value Index        Index
5/8/07                  10000                       10000               10000           10000
7/31/07                  9450                        9462                9586            9690
1/31/08                  8821                        8870                9148            9271
7/31/08                  7858                        7933                8066            8615
1/31/09                  4993                        5064                5060            5690
7/31/09                  6661                        6790                6157            6896
1/31/10                  7765                        7947                6840            7576
7/31/10                  8228                        8447                7079            7850
1/31/11                  9688                        9988                8294            9257
7/31/11                  9733                       10072                8153            9393
1/31/12                 10072                       10465                8388            9647


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         40                 0               0               0
8/1/07 - 7/31/08         127                 3               5               0
8/1/08 - 7/31/09         115                 7               5               1
8/1/09 - 7/31/10         155                 0               0               0
8/1/10 - 7/31/11         228                 0               0               0
8/1/11 - 1/31/12          88                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         17                 0               0               0
8/1/07 - 7/31/08         109                 5               1               0
8/1/08 - 7/31/09         119                 7               0               1
8/1/09 - 7/31/10          96                 0               0               0
8/1/10 - 7/31/11          24                 0               0               0
8/1/11 - 1/31/12          39                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -3.12%          -1.18%            -0.70%                -3.26%
Market Price                                                 -3.09%          -1.21%            -0.70%                -3.26%

INDEX PERFORMANCE
Defined Large Cap Growth Index                               -2.72%          -0.36%             0.06%                 0.28%
S&P 500(R) Growth Index                                       2.64%           7.31%             2.08%                10.24%
S&P 500(R) Index                                              2.71%           4.22%            -0.76%                -3.53%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       21.17%
Industrials                                  16.04
Information Technology                       11.60
Energy                                       11.19
Consumer Staples                             11.12
Health Care                                  10.32
Financials                                    8.50
Materials                                     7.25
Utilities                                     2.44
Telecommunication Services                    0.37
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
CF Industries Holdings, Inc.                  1.20%
Novellus Systems, Inc.                        1.12
Sherwin-Williams (The) Co.                    1.07
Fastenal Co.                                  1.05
KLA-Tencor Corp.                              1.04
Ross Stores, Inc.                             1.04
Williams (The) Cos., Inc.                     1.04
Helmerich & Payne, Inc.                       1.03
Home Depot (The), Inc.                        1.03
TJX (The) Cos., Inc.                          1.03
                                            -------
   Total                                     10.65%
                                            =======


-------------------
The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FTC - FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Large Cap Growth      Defined Large Cap       S&P 500(R)       S&P 500(R)
                   AlphaDEX(R) Fund              Growth Index         Growth Index        Index
5/8/07                  10000                        10000               10000            10000
7/31/07                  9740                         9757                9802             9690
1/31/08                  9341                         9388                9410             9271
7/31/08                  8900                         8982                9185             8615
1/31/09                  5737                         5807                6357             5690
7/31/09                  6730                         6840                7675             6896
1/31/10                  7373                         7518                8341             7576
7/31/10                  8090                         8282                8651             7850
1/31/11                  9790                        10064               10272             9257
7/31/11                  9985                        10309               10740             9393
1/31/12                  9674                        10028               11023             9647



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         37                 1               0               0
8/1/07 - 7/31/08         132                 2               5               0
8/1/08 - 7/31/09         113                 4               2               0
8/1/09 - 7/31/10         146                 0               0               0
8/1/10 - 7/31/11         193                 0               0               0
8/1/11 - 1/31/12          81                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         19                 0               0               0
8/1/07 - 7/31/08         105                 5               1               0
8/1/08 - 7/31/09         133                 3               0               0
8/1/09 - 7/31/10         105                 0               0               0
8/1/10 - 7/31/11          59                 0               0               0
8/1/11 - 1/31/12          46                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           4.39%           5.05%             1.64%                 7.98%
Market Price                                                  4.53%           5.01%             1.64%                 8.01%

INDEX PERFORMANCE
Defined Multi Cap Value Index                                 4.83%           5.87%             2.47%                12.24%
S&P Composite 1500 Value Index                                2.84%           1.33%            -3.16%               -14.08%
S&P Composite 1500 Index                                      2.51%           4.21%            -0.40%                -1.89%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       18.65%
Consumer Discretionary                       15.94
Industrials                                  14.74
Financials                                   13.33
Energy                                       10.53
Materials                                     7.38
Health Care                                   7.17
Utilities                                     6.50
Consumer Staples                              4.00
Telecommunication Services                    1.76
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Freeport-McMoRan Copper & Gold, Inc.          0.48%
Advanced Micro Devices, Inc.                  0.47
Leucadia National Corp.                       0.46
Teradyne, Inc.                                0.46
Alcoa, Inc.                                   0.45
Western Digital Corp.                         0.45
Applied Materials, Inc.                       0.44
Marathon Petroleum Corp.                      0.44
Harris Corp.                                  0.43
Valero Energy Corp.                           0.43
                                            -------
   Total                                      4.51%
                                            =======


-------------------
The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAB - FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Multi Cap Value      Defined Multi Cap      S&P Composite 1500      S&P Composite 1500
                    AlphaDEX(R) Fund                Value Index            Value Index                Index
5/8/07                   10000                       10000                  10000                   10000
7/31/07                  9317                        9334                   9567                    9678
1/31/08                  8603                        8655                   9092                    9241
7/31/08                  7870                        7948                   8123                    8661
1/31/09                  4973                        5045                   5336                    5446
7/31/09                  6964                        7099                   6238                    6931
1/31/10                  8086                        8275                   6942                    7629
7/31/10                  8611                        8845                   7218                    7953
1/31/11                  10279                       10602                  8479                    9414
7/31/11                  10345                       10707                  8355                    9571
1/31/12                  10799                       11224                  8592                    9811



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         39                 0               0               0
8/1/07 - 7/31/08         128                 6               2               0
8/1/08 - 7/31/09         126                 8               0               0
8/1/09 - 7/31/10         113                 0               0               0
8/1/10 - 7/31/11         168                 0               0               0
8/1/11 - 1/31/12          82                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         18                 0               0               0
8/1/07 - 7/31/08         106                 6               2               0
8/1/08 - 7/31/09         113                 8               0               0
8/1/09 - 7/31/10         138                 0               0               0
8/1/10 - 7/31/11          84                 0               0               0
8/1/11 - 1/31/12          44                 1               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/08/07)  Inception (05/08/07)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -1.94%        2.12%                0.91%                 4.38%
Market Price                                                 -1.94%        1.99%                0.90%                 4.34%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                               -1.54%        2.94%                1.69%                 8.28%
S&P Composite 1500 Growth Index                               2.28%        7.14%                2.34%                11.56%
S&P Composite 1500 Index                                      2.51%        4.21%               -0.40%                -1.89%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  20.75%
Consumer Discretionary                       19.22
Information Technology                       14.10
Health Care                                  10.43
Energy                                        8.94
Consumer Staples                              8.28
Financials                                    8.20
Materials                                     7.11
Utilities                                     2.58
Telecommunication Services                    0.39
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
CF Industries Holdings, Inc.                  0.60%
Novellus Systems, Inc.                        0.56
Sherwin-Williams (The) Co.                    0.53
Fastenal Co.                                  0.52
Helmerich & Payne, Inc.                       0.52
Home Depot (The), Inc.                        0.52
KLA-Tencor Corp.                              0.52
Ross Stores, Inc.                             0.52
TJX (The) Cos., Inc.                          0.52
Williams (The) Cos., Inc.                     0.52
                                            -------
   Total                                      5.33%
                                            =======


-------------------
The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FAD - FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2012

             First Trust Multi Cap Growth      Defined Multi Cap      S&P Composite 1500      S&P Composite 1500
                   AlphaDEX(R) Fund              Growth Index            Growth Index               Index
5/8/07                  10000                        10000                  10000                   10000
7/31/07                  9797                         9818                   9796                    9678
1/31/08                  9217                         9265                   9396                    9241
7/31/08                  9224                         9309                   9223                    8661
1/31/09                  5782                         5854                   6307                    5689
7/31/09                  6961                         7078                   7669                    6931
1/31/10                  7641                         7801                   8350                    7629
7/31/10                  8399                         8608                   8725                    7953
1/31/11                 10221                        10518                  10412                    9414
7/31/11                 10644                        10997                  10907                    9571
1/31/12                 10438                        10827                  11155                    9811



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2007 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         29                 1               0               0
8/1/07 - 7/31/08         128                 5               3               0
8/1/08 - 7/31/09          96                12               1               2
8/1/09 - 7/31/10         128                 0               0               0
8/1/10 - 7/31/11         176                 0               0               0
8/1/11 - 1/31/12          69                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/10/07 - 7/31/07         27                 0               0               0
8/1/07 - 7/31/08         108                 5               1               0
8/1/08 - 7/31/09         137                 7               0               0
8/1/09 - 7/31/10         122                 1               0               0
8/1/10 - 7/31/11          76                 0               0               0
8/1/11 - 1/31/12          58                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNK - FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (04/19/11)  Inception (04/19/11)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           3.71%           NA                NA                   -0.17%
Market Price                                                  3.50%           NA                NA                   -0.27%

INDEX PERFORMANCE
Defined Mid Cap Value Index                                   4.10%           NA                NA                    0.42%
S&P MidCap 400 Value Index                                    1.45%           NA                NA                   -2.79%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)



----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       20.35%
Industrials                                  18.98
Consumer Discretionary                       17.54
Financials                                   13.30
Energy                                        8.71
Materials                                     7.77
Health Care                                   5.94
Utilities                                     5.68
Consumer Staples                              1.73
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vishay Intertechnology, Inc.                  1.25%
HollyFrontier Corp.                           1.15
Timken (The) Co.                              1.15
Janus Capital Group, Inc.                     1.14
General Cable Corp.                           1.13
International Rectifier Corp.                 1.08
Atwood Oceanics, Inc.                         1.06
Fairchild Semiconductor International, Inc.   1.06
Integrated Device Technology, Inc.            1.06
American Greetings Corp., Class A             1.05
                                            -------
   Total                                     11.13%
                                            =======


-------------------
NA Not Applicable.

The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNK - FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2012

             First Trust Mid Cap Value      Defined Mid Cap Value      MidCap 400 Value
                 AlphaDEX(R) Fund                 Index S&P                 Index
4/19/11                10000                        10000                   10000
7/31/11                 9625                         9646                    9581
1/31/12                 9982                        10041                    9720


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         66                 0               0               0
8/1/11 - 1/31/12          99                 0               0               0

FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          4                 0               0               0
8/1/11 - 1/31/12          28                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNY - FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (04/19/11)  Inception (04/19/11)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -0.78%           NA                NA                   -1.96%
Market Price                                                 -0.83%           NA                NA                   -1.91%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                                 -0.37%           NA                NA                   -1.34%
S&P MidCap 400 Growth Index                                  -1.32%           NA                NA                   -2.21%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  33.74%
Consumer Discretionary                       16.04
Information Technology                       11.49
Financials                                    8.60
Energy                                        7.80
Health Care                                   7.74
Materials                                     6.79
Consumer Staples                              4.95
Utilities                                     2.60
Telecommunication Services                    0.25
                                            -------
   Total                                    100.00%

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Thomas & Betts Corp.                          1.67%
United Rentals, Inc.                          1.65
AMERIGROUP Corp.                              1.47
Valspar (The) Corp.                           1.42
Lincoln Electric Holdings, Inc.               1.40
NewMarket Corp.                               1.40
PVH Corp.                                     1.40
LKQ Corp.                                     1.39
Carlisle Cos., Inc.                           1.38
Triumph Group, Inc.                           1.37
   Total                                     14.55%


-------------------
NA Not Applicable.

The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FNY - FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2012

             First Trust Mid Cap Growth      Defined Mid Cap      S&P MidCap 400
                  AlphaDEX(R) Fund             Growth Index        Growth Index
4/19/11                 10000                      10000               10000
7/31/11                 9881                       9903                9910
1/31/12                 9804                       9866                9779


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 1/31/12          91                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 1/31/12          36                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYT - FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (04/19/11)  Inception (04/19/11)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                           7.67%           NA                NA                    6.91%
Market Price                                                  7.45%           NA                NA                    6.91%

INDEX PERFORMANCE
Defined Small Cap Value Index                                 8.02%           NA                NA                    7.48%
S&P SmallCap 600 Value Index                                  5.28%           NA                NA                    3.32%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       23.96%
Information Technology                       21.53
Industrials                                  17.44
Financials                                    9.84
Health Care                                   7.88
Materials                                     7.88
Consumer Staples                              4.04
Energy                                        3.10
Telecommunication Services                    2.47
Utilities                                     1.86
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
VOXX International Corp., Class A             0.88%
Kraton Performance Polymers, Inc.             0.82
Newport Corp.                                 0.79
STR Holdings, Inc.                            0.76
Benchmark Electronics, Inc.                   0.74
Career Education Corp.                        0.74
PolyOne Corp.                                 0.73
Ceradyne, Inc.                                0.72
TriQuint Semiconductor, Inc.                  0.72
OfficeMax, Inc.                               0.71
                                            -------
   Total                                      7.61%
                                            =======


-------------------
NA Not Applicable.

The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYT - FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2012

             First Trust Small Cap Value      Defined Small Cap      S&P SmallCap 600
                  AlphaDEX(R) Fund               Value Index           Value Index
4/19/11                 10000                       10000                 10000
7/31/11                  9930                        9950                  9813
1/31/12                 10692                       10748                 10331


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         38                 0               0               0
8/1/11 - 1/31/12          69                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         32                 0               0               0
8/1/11 - 1/31/12          58                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYC - FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600 Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (04/19/11)  Inception (04/19/11)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -0.95%           NA                NA                   -1.74%
Market Price                                                 -1.15%           NA                NA                   -1.79%

INDEX PERFORMANCE
Defined Small Cap Growth Index                               -0.64%           NA                NA                   -1.21%
S&P SmallCap 600 Growth Index                                 1.73%           NA                NA                    1.55%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       24.42%
Consumer Discretionary                       19.13
Health Care                                  14.86
Industrials                                  12.75
Materials                                     7.24
Financials                                    6.81
Consumer Staples                              6.25
Energy                                        5.00
Utilities                                     2.89
Telecommunication Services                    0.65
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Cascade Corp.                                 1.06%
Approach Resources, Inc.                      1.05
FARO Technologies, Inc.                       1.04
Sturm, Ruger & Co., Inc.                      1.04
Select Comfort Corp.                          1.02
Centene Corp.                                 1.00
American Vanguard Corp.                       0.99
Cantel Medical Corp.                          0.99
Oxford Industries, Inc.                       0.99
OSI Systems, Inc.                             0.97
                                            -------
   Total                                     10.15%
                                            =======

-------------------
NA Not Applicable.

The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FYC - FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2012

             First Trust Small Cap Growth      Defined Small Cap      S&P SmallCap 600
                   AlphaDEX(R) Fund              Growth Index           Growth Index
4/19/11                 10000                        10000                 10000
7/31/11                  9920                         9942                  9982
1/31/12                  9826                         9878                 10155


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11         61                 0               0               0
8/1/11 - 1/31/12          63                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
4/20/11 - 7/31/11          9                 0               0               0
8/1/11 - 1/31/12          64                 0               0               0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FMK - FIRST TRUST MEGA CAP ALPHADEX(R) FUND

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The Fund's inception date was May 11, 2011. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.


--------------------------------------------------------------------------------
PERFORMANCE AS OF JANUARY 31, 2012
--------------------------------------------------------------------------------

                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                           TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (05/11/11)  Inception (05/11/11)
                                                            01/31/12        01/31/12        to 01/31/12           to 01/31/12

FUND PERFORMANCE
NAV                                                          -0.43%           NA                NA                   -4.29%
Market Price                                                 -0.43%           NA                NA                   -4.29%

INDEX PERFORMANCE
Defined Mega Cap Index                                       -0.01%           NA                NA                   -3.69%
S&P 100 Index                                                 3.68%           NA                NA                    1.21%
------------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 28.)




----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       19.80%
Energy                                       18.00
Consumer Discretionary                       15.62
Consumer Staples                             14.60
Financials                                   10.90
Health Care                                   6.77
Materials                                     6.75
Industrials                                   5.72
Telecommunication Services                    1.23
Utilities                                     0.61
                                            -------
   Total                                    100.00%
                                            =======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JANUARY 31, 2012
----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Freeport-McMoRan Copper & Gold, Inc.          3.97%
General Motors Co.                            3.75
Apache Corp.                                  3.45
Intel Corp.                                   3.45
Home Depot (The), Inc.                        3.34
CVS Caremark Corp.                            3.24
Exxon Mobil Corp.                             3.13
Chevron Corp.                                 3.07
Philip Morris International, Inc.             3.01
ConocoPhillips                                2.96
                                            -------
   Total                                     33.37%
                                            =======


-------------------
NA Not Applicable.

The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

FMK - FIRST TRUST MEGA CAP ALPHADEX(R) FUND (CONTINUED)


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 11, 2011 - JANUARY 31, 2012

             First Trust Mega Cap      Defined Mega      S&P 100
               AlphaDEX(R) Fund         Cap Index         Index
5/11/11             10000                 10000           10000
7/31/11              9612                  9632            9761
1/31/12              9571                  9631           10120



Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2012

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through January 31, 2012. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         33                 0               0               0
8/1/11 - 1/31/12          93                 0               0               0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%      0.50%-0.99%      1.00%-1.99%      >=2.00%
5/12/11 - 7/31/11         21                 0               0               0
8/1/11 - 1/31/12          34                 0               0               0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2012 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2012.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                    BEGINNING             ENDING          BASED ON THE         DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH          SIX-MONTH
                                                  AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,007.30             0.70%              $3.53
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,016.00             0.70%              $3.55
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,040.30             0.70%              $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,034.80             0.70%              $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $  968.80             0.70%              $3.46
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                    BEGINNING             ENDING          BASED ON THE         DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH          SIX-MONTH
                                                  AUGUST 1, 2011     JANUARY 31, 2012      PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,043.90             0.70%              $3.60
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $  980.60             0.70%              $3.48
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,037.10             0.70%              $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $  992.20             0.70%              $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
Actual                                              $1,000.00           $1,076.70             0.70%              $3.65
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
Actual                                              $1,000.00           $  990.50             0.70%              $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56

FIRST TRUST MEGA CAP ALPHADEX(R) FUND
Actual                                              $1,000.00           $  995.70             0.70%              $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62             0.70%              $3.56



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2011 through January 31, 2012), multiplied by 184/366 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.3%
    10,249  Boeing (The) Co.                  $     760,271
    15,102  General Dynamics Corp.                1,044,454
     8,106  Goodrich Corp.                        1,011,224
    18,451  Honeywell International, Inc.         1,070,896
    18,792  L-3 Communications Holdings, Inc.     1,329,346
     9,299  Lockheed Martin Corp.                   765,494
    21,431  Northrop Grumman Corp.                1,244,070
     3,046  Precision Castparts Corp.               498,569
    20,728  Raytheon Co.                            994,737
    27,109  Textron, Inc.                           690,737
     3,424  United Technologies Corp.               268,270
                                              -------------
                                                  9,678,068
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.5%
    12,009  FedEx Corp.                           1,098,703
     6,850  United Parcel Service, Inc.,
                Class B                             518,203
                                              -------------
                                                  1,616,906
                                              -------------
            AIRLINES -- 0.2%
    58,571  Southwest Airlines Co.                  561,110
                                              -------------
            AUTO COMPONENTS -- 0.2%
     7,867  BorgWarner, Inc. (b)                    587,114
                                              -------------
            AUTOMOBILES -- 0.3%
    23,296  Ford Motor Co.                          289,336
    12,897  Harley-Davidson, Inc.                   569,919
                                              -------------
                                                    859,255
                                              -------------
            BEVERAGES -- 1.4%
     6,228  Brown-Forman Corp., Class B             505,776
     7,160  Coca-Cola (The) Co.                     483,515
    29,167  Coca-Cola Enterprises, Inc.             781,384
    60,640  Constellation Brands, Inc.,
               Class A (b)                        1,267,376
    17,271  Molson Coors Brewing Co., Class B       740,753
     7,552  PepsiCo, Inc.                           495,940
                                              -------------
                                                  4,274,744
                                              -------------
            BIOTECHNOLOGY -- 0.6%
     7,813  Amgen, Inc.                             530,581
     4,557  Biogen Idec, Inc. (b)                   537,362
    11,119  Celgene Corp. (b)                       808,351
                                              -------------
                                                  1,876,294
                                              -------------
            BUILDING PRODUCTS -- 0.1%
    23,918  Masco Corp.                             288,690
                                              -------------
            CAPITAL MARKETS -- 2.0%
     5,047  Ameriprise Financial, Inc.              270,267
    37,774  Bank of New York Mellon
               (The) Corp.                          760,391
     1,409  BlackRock, Inc.                         256,438
    62,983  E*TRADE Financial Corp. (b)             515,831
    49,640  Federated Investors, Inc., Class B      847,851
     8,316  Goldman Sachs Group (The), Inc.         926,985


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
    12,477  Invesco Ltd.                      $     281,606
    20,843  Legg Mason, Inc.                        530,871
    66,273  Morgan Stanley                        1,235,991
     4,400  T. Rowe Price Group, Inc.               254,496
                                              -------------
                                                  5,880,727
                                              -------------
            CHEMICALS -- 4.1%
     5,882  Air Products and Chemicals, Inc.        517,792
    16,050  Airgas, Inc.                          1,266,827
     8,650  CF Industries Holdings, Inc.          1,534,337
    26,150  Dow Chemical (The) Co.                  876,286
    10,955  E.I. du Pont de Nemours & Co.           557,500
    25,665  Eastman Chemical Co.                  1,291,463
    13,013  Ecolab, Inc.                            786,506
     8,740  FMC Corp.                               810,023
     3,575  Monsanto Co.                            293,329
    24,847  Mosaic (The) Co.                      1,390,687
     9,004  PPG Industries, Inc.                    806,578
     4,695  Praxair, Inc.                           498,609
    14,034  Sherwin-Williams (The) Co.            1,368,736
                                              -------------
                                                 11,998,673
                                              -------------
            COMMERCIAL BANKS -- 1.6%
    39,407  Fifth Third Bancorp                     512,685
   136,979  Huntington Bancshares, Inc.             782,150
   130,385  KeyCorp                               1,013,091
     3,286  M&T Bank Corp.                          262,026
    13,043  PNC Financial Services Group, Inc.      768,494
     9,098  Wells Fargo & Co.                       265,753
    61,587  Zions Bancorporation                  1,037,125
                                              -------------
                                                  4,641,324
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
    34,959  Avery Dennison Corp.                    949,137
     7,205  Cintas Corp.                            266,945
    69,483  R.R. Donnelley & Sons Co.               789,327
    27,293  Republic Services, Inc.                 799,139
    15,330  Waste Management, Inc.                  532,871
                                              -------------
                                                  3,337,419
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                1.4%
    13,868  Cisco Systems, Inc.                     272,229
     4,727  F5 Networks, Inc. (b)                   566,011
    34,773  Harris Corp.                          1,425,693
    32,298  Motorola Mobility Holdings,
            Inc. (b)                              1,247,672
     9,164  QUALCOMM, Inc.                          539,026
                                              -------------
                                                  4,050,631
                                              -------------
            COMPUTERS & PERIPHERALS -- 2.4%
     2,477  Apple, Inc. (b)                       1,130,701
    51,399  Dell, Inc. (b)                          885,605
    48,654  Hewlett-Packard Co.                   1,361,339
    37,896  Lexmark International, Inc.,
               Class A                            1,322,570


                       See Notes to Financial Statements                 Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMPUTERS & PERIPHERALS
                (CONTINUED)
    20,375  SanDisk Corp. (b)                 $     934,805
    40,498  Western Digital Corp. (b)             1,472,102
                                              -------------
                                                  7,107,122
                                              -------------
            CONSTRUCTION & ENGINEERING --
                0.2%
     4,988  Fluor Corp.                             280,525
     6,180  Jacobs Engineering Group, Inc. (b)      276,617
                                              -------------
                                                    557,142
                                              -------------
            CONSUMER FINANCE -- 0.6%
    23,709  Capital One Financial Corp.           1,084,687
    31,337  Discover Financial Services             851,739
                                              -------------
                                                  1,936,426
                                              -------------
            CONTAINERS & PACKAGING -- 1.2%
    28,078  Ball Corp.                            1,102,343
    24,997  Bemis Co., Inc.                         781,906
    25,864  Owens-Illinois, Inc. (b)                622,029
    58,258  Sealed Air Corp.                      1,161,082
                                              -------------
                                                  3,667,360
                                              -------------
            DISTRIBUTORS -- 0.4%
    20,474  Genuine Parts Co.                     1,305,832
                                              -------------
            DIVERSIFIED CONSUMER SERVICES
                -- 0.4%
    23,267  Apollo Group, Inc., Class A (b)       1,219,423
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES
                -- 2.2%
    38,107  Citigroup, Inc.                       1,170,647
     2,059  CME Group, Inc.                         493,151
    30,155  JPMorgan Chase & Co.                  1,124,782
    55,115  Leucadia National Corp.               1,529,992
     7,445  Moody's Corp.                           277,177
    30,686  NASDAQ OMX Group (The),
               Inc. (b)                             760,399
    38,419  NYSE Euronext                         1,020,409
                                              -------------
                                                  6,376,557
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.0%
    33,152  AT&T, Inc.                              975,000
    20,213  CenturyLink, Inc.                       748,487
   194,689  Frontier Communications Corp.           833,269
    12,495  Verizon Communications, Inc.            470,562
                                              -------------
                                                  3,027,318
                                              -------------
            ELECTRIC UTILITIES -- 2.3%
    18,209  American Electric Power Co., Inc.       720,348
    22,792  Duke Energy Corp.                       485,698
    18,160  Edison International                    745,286
    13,726  Entergy Corp.                           952,310
    11,564  Exelon Corp.                            460,016
    11,312  FirstEnergy Corp.                       477,593



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES (CONTINUED)
     4,120  NextEra Energy, Inc.              $     246,582
     6,945  Northeast Utilities                     241,339
    37,043  Pepco Holdings, Inc.                    728,265
    10,405  Pinnacle West Capital Corp.             491,740
    17,041  PPL Corp.                               473,569
     4,480  Progress Energy, Inc.                   243,399
    10,829  Southern (The) Co.                      493,369
                                              -------------
                                                  6,759,514
                                              -------------
            ELECTRICAL EQUIPMENT -- 0.8%
     4,626  Cooper Industries PLC                   273,489
     5,382  Emerson Electric Co.                    276,527
    10,246  Rockwell Automation, Inc.               797,856
    11,537  Roper Industries, Inc.                1,077,441
                                              -------------
                                                  2,425,313
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.6%
    96,554  Corning, Inc.                         1,242,650
     9,998  FLIR Systems, Inc.                      257,448
    38,251  Jabil Circuit, Inc.                     866,768
    52,533  Molex, Inc.                           1,388,972
    32,538  TE Connectivity Ltd.                  1,109,546
                                              -------------
                                                  4,865,384
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                3.0%
    25,768  Baker Hughes, Inc.                    1,265,982
    15,282  Cameron International Corp. (b)         813,002
    23,992  FMC Technologies, Inc. (b)            1,226,231
    29,057  Halliburton Co.                       1,068,716
    21,473  Helmerich & Payne, Inc.               1,325,099
    72,273  Nabors Industries Ltd. (b)            1,345,723
     7,369  National Oilwell Varco, Inc.            545,159
    24,888  Noble Corp. (b)                         867,098
     8,267  Rowan Cos., Inc. (b)                    281,161
                                              -------------
                                                  8,738,171
                                              -------------
            FOOD & STAPLES RETAILING -- 2.5%
    12,035  Costco Wholesale Corp.                  990,119
    12,292  CVS Caremark Corp.                      513,191
    20,704  Kroger (The) Co.                        491,927
    47,653  Safeway, Inc.                         1,047,413
    92,606  SUPERVALU, Inc.                         639,908
     8,545  Sysco Corp.                             257,290
    30,330  Walgreen Co.                          1,011,809
    20,974  Wal-Mart Stores, Inc.                 1,286,965
    14,407  Whole Foods Market, Inc.              1,066,550
                                              -------------
                                                  7,305,172
                                              -------------
            FOOD PRODUCTS -- 2.5%
    43,825  Archer-Daniels-Midland Co.            1,254,710
    12,410  General Mills, Inc.                     494,290
     4,635  H. J. Heinz Co.                         240,325
     8,115  Hershey (The) Co.                       495,664
    25,669  Hormel Foods Corp.                      738,754


Page 32                See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
     9,617  J.M. Smucker (The) Co.            $     757,627
    33,544  Kraft Foods, Inc., Class A            1,284,735
     4,973  McCormick & Co., Inc.                   251,335
    39,745  Sara Lee Corp.                          761,117
    60,723  Tyson Foods, Inc., Class A            1,131,877
                                              -------------
                                                  7,410,434
                                              -------------
            GAS UTILITIES -- 0.5%
     5,937  AGL Resources, Inc.                     246,445
    14,463  ONEOK, Inc.                           1,202,743
                                              -------------
                                                  1,449,188
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.5%
   187,765  Boston Scientific Corp. (b)           1,119,079
     9,860  CareFusion Corp. (b)                    236,147
    16,704  Covidien PLC                            860,256
     2,707  Intuitive Surgical, Inc. (b)          1,244,976
    19,665  Medtronic, Inc.                         758,479
     3,735  Varian Medical Systems, Inc. (b)        246,025
                                              -------------
                                                  4,464,962
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.3%
    23,762  Aetna, Inc.                           1,038,399
    17,904  Cigna Corp.                             802,636
    41,264  Coventry Health Care, Inc. (b)        1,240,809
     6,615  DaVita, Inc. (b)                        541,173
     5,609  Express Scripts, Inc. (b)               286,956
    14,308  Humana, Inc.                          1,273,698
     2,915  Laboratory Corp. of America
               Holdings (b)                         266,402
    13,456  Medco Health Solutions, Inc. (b)        834,541
     8,640  Quest Diagnostics, Inc.                 501,811
   146,589  Tenet Healthcare Corp. (b)              775,456
    19,783  UnitedHealth Group, Inc.              1,024,562
    18,918  WellPoint, Inc.                       1,216,806
                                              -------------
                                                  9,803,249
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.1%
     4,096  Cerner Corp. (b)                        249,405
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                2.1%
    30,722  Carnival Corp.                          927,805
     2,966  Chipotle Mexican Grill, Inc. (b)      1,089,382
    11,000  Darden Restaurants, Inc.                504,570
     9,993  McDonald's Corp.                        989,807
    27,240  Starbucks Corp.                       1,305,613
     6,628  Wyndham Worldwide Corp.                 263,529
    16,995  Yum! Brands, Inc.                     1,076,293
                                              -------------
                                                  6,156,999
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOUSEHOLD DURABLES -- 0.5%
     6,593  Harman International Industries,
               Inc.                           $     278,225
    21,135  Whirlpool Corp.                       1,148,053
                                              -------------
                                                  1,426,278
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.2%
     6,818  Kimberly-Clark Corp.                    487,896
                                              -------------
            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.6%
    21,173  AES (The) Corp. (b)                     270,168
    12,640  Constellation Energy Group, Inc.        460,475
    55,333  NRG Energy, Inc. (b)                    934,021
                                              -------------
                                                  1,664,664
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.7%
     6,129  3M Co.                                  531,446
     5,333  Danaher Corp.                           280,036
    13,992  General Electric Co.                    261,790
    21,463  Tyco International Ltd.               1,093,540
                                              -------------
                                                  2,166,812
                                              -------------
            INSURANCE -- 3.5%
     5,796  Aflac, Inc.                             279,541
    32,415  American International Group,
               Inc. (b)                             813,941
    16,065  Aon Corp.                               778,028
     3,287  Berkshire Hathaway, Inc.,
               Class B (b)                          257,602
    10,861  Chubb (The) Corp.                       732,140
    61,705  Hartford Financial Services
               Group (The), Inc.                  1,081,072
    51,627  Lincoln National Corp.                1,112,046
     6,658  Loews Corp.                             248,410
    32,161  MetLife, Inc.                         1,136,248
    20,379  Principal Financial Group, Inc.         556,550
    12,850  Progressive (The) Corp.                 260,598
    10,001  Prudential Financial, Inc.              572,457
    17,327  Torchmark Corp.                         791,324
    12,708  Travelers (The) Cos., Inc.              740,876
    47,589  Unum Group                            1,086,457
                                              -------------
                                                 10,447,290
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.6%
    43,192  Expedia, Inc.                         1,398,125
       541  priceline.com, Inc. (b)                 286,449
                                              -------------
                                                  1,684,574
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                0.9%
     7,762  Akamai Technologies, Inc. (b)           250,324
     1,937  Google, Inc., Class A (b)             1,123,673
    21,050  VeriSign, Inc.                          780,113
    31,076  Yahoo!, Inc. (b)                        480,746
                                              -------------
                                                  2,634,856
                                              -------------


                       See Notes to Financial Statements                 Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            IT SERVICES -- 1.7%
     4,713  Accenture PLC, Class A            $     270,243
    13,924  Automatic Data Processing, Inc.         762,757
    18,858  Fidelity National Information
               Services, Inc.                       538,585
     2,725  International Business Machines
               Corp.                                524,835
     3,360  MasterCard, Inc., Class A             1,194,715
    20,395  SAIC, Inc. (b)                          262,280
    25,628  Total System Services, Inc.             549,464
     9,870  Visa, Inc., Class A                     993,317
                                              -------------
                                                  5,096,196
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.5%
    23,577  Hasbro, Inc.                            823,073
    18,061  Mattel, Inc.                            559,891
                                              -------------
                                                  1,382,964
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                0.7%
    14,352  Agilent Technologies, Inc. (b)          609,529
    25,072  PerkinElmer, Inc.                       601,227
    16,718  Thermo Fisher Scientific, Inc. (b)      884,382
                                              -------------
                                                  2,095,138
                                              -------------
            MACHINERY -- 3.8%
    11,064  Caterpillar, Inc.                     1,207,304
     8,543  Cummins, Inc.                           888,472
    12,959  Deere & Co.                           1,116,418
    12,951  Dover Corp.                             821,223
    17,275  Eaton Corp.                             846,993
     5,045  Flowserve Corp.                         555,808
    16,095  Illinois Tool Works, Inc.               853,518
     3,343  Joy Global, Inc.                        303,177
     6,688  PACCAR, Inc.                            295,609
    17,540  Pall Corp.                            1,046,787
    13,147  Parker Hannifin Corp.                 1,060,700
     9,908  Snap-on, Inc.                           559,901
    18,539  Stanley Black & Decker, Inc.          1,301,067
     9,758  Xylem, Inc.                             252,830
                                              -------------
                                                 11,109,807
                                              -------------
            MEDIA -- 2.4%
     9,231  CBS Corp., Class B                      262,899
    31,711  Comcast Corp., Class A                  843,195
    93,744  Gannett Co., Inc.                     1,328,352
    25,763  Interpublic Group of Cos.
               (The), Inc.                          266,132
    11,152  McGraw-Hill (The) Cos., Inc.            512,992
    14,055  News Corp., Class A                     264,656
    16,867  Omnicom Group, Inc.                     769,304
     7,887  Time Warner Cable, Inc.                 581,430
    13,875  Time Warner, Inc.                       514,207
    11,039  Viacom, Inc., Class B                   519,275
    13,366  Walt Disney (The) Co.                   519,937


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MEDIA (CONTINUED)
     2,000  Washington Post (The) Co.,
               Class B                        $     757,420
                                              -------------
                                                  7,139,799
                                              -------------
            METALS & MINING -- 1.4%
   144,896  Alcoa, Inc.                           1,472,143
     4,017  Cliffs Natural Resources, Inc.          290,228
    34,069  Freeport-McMoRan Copper
               & Gold, Inc.                       1,574,328
     6,330  Nucor Corp.                             281,622
    18,945  United States Steel Corp.               571,950
                                              -------------
                                                  4,190,271
                                              -------------
            MULTILINE RETAIL -- 2.7%
    26,557  Big Lots, Inc. (b)                    1,048,736
    15,086  Dollar Tree, Inc. (b)                 1,279,444
    21,742  Family Dollar Stores, Inc.            1,213,203
    20,321  Kohl's Corp.                            934,563
    23,364  Macy's, Inc.                            787,133
    20,170  Nordstrom, Inc.                         995,994
    23,665  Sears Holdings Corp. (b)                997,480
    14,686  Target Corp.                            746,196
                                              -------------
                                                  8,002,749
                                              -------------
            MULTI-UTILITIES -- 3.0%
    30,258  Ameren Corp.                            957,363
    37,431  CenterPoint Energy, Inc.                691,350
    22,703  CMS Energy Corp.                        495,606
     8,084  Consolidated Edison, Inc.               476,633
     4,726  Dominion Resources, Inc.                236,489
    18,419  DTE Energy Co.                          980,075
     9,248  Integrys Energy Group, Inc.             480,064
    21,053  NiSource, Inc.                          478,535
    18,246  PG&E Corp.                              741,882
    22,786  Public Service Enterprise Group,
                Inc.                                691,327
    11,120  SCANA Corp.                             498,510
    18,234  Sempra Energy                         1,037,515
    26,193  TECO Energy, Inc.                       472,784
     7,165  Wisconsin Energy Corp.                  243,610
    18,135  Xcel Energy, Inc.                       482,391
                                              -------------
                                                  8,964,134
                                              -------------
            OFFICE ELECTRONICS -- 0.4%
   157,451  Xerox Corp.                           1,220,245
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                10.3%
    36,808  Alpha Natural Resources, Inc. (b)       740,577
     9,848  Anadarko Petroleum Corp.                794,930
    13,842  Apache Corp.                          1,368,697
    26,426  Cabot Oil & Gas Corp.                   842,989
    56,224  Chesapeake Energy Corp.               1,188,013
    11,783  Chevron Corp.                         1,214,592
    17,203  ConocoPhillips                        1,173,417
     6,832  CONSOL Energy, Inc.                     244,176
    83,000  Denbury Resources, Inc. (b)           1,565,380
    20,213  Devon Energy Corp.                    1,289,791


Page 34                See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
    37,731  El Paso Corp.                     $   1,013,832
    10,179  EOG Resources, Inc.                   1,080,399
     4,575  EQT Corp.                               231,129
    14,786  Exxon Mobil Corp.                     1,238,180
    22,064  Hess Corp.                            1,242,203
    42,820  Marathon Oil Corp.                    1,344,120
    37,648  Marathon Petroleum Corp.              1,438,906
    22,484  Murphy Oil Corp.                      1,340,046
    33,221  Newfield Exploration Co. (b)          1,256,086
    10,622  Noble Energy, Inc.                    1,069,317
    10,696  Occidental Petroleum Corp.            1,067,140
     8,400  Pioneer Natural Resources Co.           834,120
    34,225  QEP Resources, Inc.                     980,204
    12,136  Range Resources Corp.                   698,063
    32,609  Spectra Energy Corp.                  1,026,857
    53,653  Tesoro Corp. (b)                      1,342,935
    59,537  Valero Energy Corp.                   1,428,293
    46,477  Williams (The) Cos., Inc.             1,339,467
                                              -------------
                                                 30,393,859
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.6%
    33,875  International Paper Co.               1,054,867
    25,111  MeadWestvaco Corp.                      739,268
                                              -------------
                                                  1,794,135
                                              -------------
            PERSONAL PRODUCTS -- 0.6%
    28,697  Avon Products, Inc.                     509,946
    22,320  Estee Lauder (The) Cos., Inc.,
               Class A                            1,292,997
                                              -------------
                                                  1,802,943
                                              -------------
            PHARMACEUTICALS -- 2.3%
    13,370  Abbott Laboratories                     723,986
     2,860  Allergan, Inc.                          251,423
    21,343  Bristol-Myers Squibb Co.                688,098
    24,125  Eli Lilly & Co.                         958,728
    41,417  Forest Laboratories, Inc. (b)         1,316,232
    16,503  Hospira, Inc. (b)                       568,693
    13,298  Merck & Co., Inc.                       508,781
    23,357  Mylan, Inc. (b)                         484,658
     7,727  Perrigo Co.                             738,701
    23,162  Pfizer, Inc.                            495,667
                                              -------------
                                                  6,734,967
                                              -------------
            PROFESSIONAL SERVICES -- 0.8%
     3,349  Dun & Bradstreet (The) Corp.            277,331
    19,408  Equifax, Inc.                           756,330
    44,041  Robert Half International, Inc.       1,219,495
                                              -------------
                                                  2,253,156
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                1.9%
    12,528  American Tower Corp., Class A           795,653
     1,917  AvalonBay Communities, Inc.             260,731


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
                (CONTINUED)
     2,516  Boston Properties, Inc.           $     261,790
    24,197  HCP, Inc.                             1,017,000
    18,383  Health Care REIT, Inc.                1,051,691
     5,594  Public Storage                          776,783
     5,832  Simon Property Group, Inc.              792,336
     9,097  Ventas, Inc.                            530,446
                                              -------------
                                                  5,486,430
                                              -------------
            ROAD & RAIL -- 1.1%
    11,900  CSX Corp.                               268,345
    13,760  Norfolk Southern Corp.                  993,472
    14,151  Ryder System, Inc.                      796,418
     9,470  Union Pacific Corp.                   1,082,516
                                              -------------
                                                  3,140,751
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.5%
   232,096  Advanced Micro Devices, Inc. (b)      1,557,364
     6,751  Altera Corp.                            268,622
    14,007  Analog Devices, Inc.                    548,094
   117,027  Applied Materials, Inc.               1,437,092
    51,678  Intel Corp.                           1,365,333
    25,977  KLA-Tencor Corp.                      1,328,204
     8,346  Linear Technology Corp.                 278,089
    13,688  Microchip Technology, Inc.              505,224
   159,399  Micron Technology, Inc. (b)           1,209,838
    30,355  Novellus Systems, Inc. (b)            1,431,238
    54,257  NVIDIA Corp. (b)                        801,376
    91,951  Teradyne, Inc. (b)                    1,503,399
    34,448  Texas Instruments, Inc.               1,115,426
                                              -------------
                                                 13,349,299
                                              -------------
            SOFTWARE -- 1.2%
     8,871  Adobe Systems, Inc. (b)                 274,557
    15,299  BMC Software, Inc. (b)                  554,436
    37,201  CA, Inc.                                959,042
    30,129  Compuware Corp. (b)                     236,211
     4,767  Intuit, Inc.                            269,050
    28,964  Microsoft Corp.                         855,307
    16,017  Symantec Corp. (b)                      275,332
                                              -------------
                                                  3,423,935
                                              -------------
            SPECIALTY RETAIL -- 4.4%
     5,136  Abercrombie & Fitch Co., Class A        235,948
     1,538  AutoZone, Inc. (b)                      535,039
     4,326  Bed Bath & Beyond, Inc. (b)             262,588
    53,631  Best Buy Co., Inc.                    1,284,462
    51,943  GameStop Corp., Class A (b)           1,213,388
    54,053  Gap (The), Inc.                       1,025,926
    29,809  Home Depot (The), Inc.                1,323,222
    24,844  Limited Brands, Inc.                  1,039,970
     9,871  Lowe's Cos., Inc.                       264,839
    15,672  O'Reilly Automotive, Inc. (b)         1,277,425
    26,371  Ross Stores, Inc.                     1,340,174
    90,233  Staples, Inc.                         1,320,109


                       See Notes to Financial Statements                 Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     3,781  Tiffany & Co.                     $     241,228
    19,412  TJX (The) Cos., Inc.                  1,322,734
     9,098  Urban Outfitters, Inc. (b)              241,097
                                              -------------
                                                 12,928,149
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 1.2%
     8,208  Coach, Inc.                             574,970
     7,808  NIKE, Inc., Class B                     811,954
     7,262  Ralph Lauren Corp.                    1,103,824
     7,896  VF Corp.                              1,038,245
                                              -------------
                                                  3,528,993
                                              -------------
            TOBACCO -- 0.6%
     8,458  Altria Group, Inc.                      240,207
     2,204  Lorillard, Inc.                         236,688
    15,972  Philip Morris International, Inc.     1,194,226
     6,051  Reynolds American, Inc.                 237,381
                                              -------------
                                                  1,908,502
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 0.9%
    28,737  Fastenal Co.                          1,341,443
     6,693  W.W. Grainger, Inc.                   1,276,623
                                              -------------
                                                  2,618,066
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
   115,508  MetroPCS Communications, Inc. (b)     1,021,090
   428,481  Sprint Nextel Corp. (b)                 908,380
                                              -------------
                                                  1,929,470
                                              -------------

            TOTAL INVESTMENTS -- 100.0%         295,482,254
              (Cost $283,907,579) (c)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (77,360)
                                              -------------
            NET ASSETS -- 100.0%              $ 295,404,894
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,617,798 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,043,123.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $295,482,254   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 36                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.5%
    24,288  Alliant Techsystems, Inc.         $   1,442,950
    21,519  BE Aerospace, Inc. (b)                  908,102
    19,844  Esterline Technologies Corp. (b)      1,213,460
   153,403  Exelis, Inc.                          1,532,496
    23,752  Triumph Group, Inc.                   1,486,163
                                              -------------
                                                  6,583,171
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.2%
    41,785  UTI Worldwide, Inc.                     622,179
                                              -------------
            AIRLINES -- 1.0%
    18,489  Alaska Air Group, Inc. (b)            1,407,568
   213,584  JetBlue Airways Corp. (b)             1,266,553
                                              -------------
                                                  2,674,121
                                              -------------
            AUTO COMPONENTS -- 0.2%
    18,767  Gentex Corp.                            504,269
                                              -------------
            AUTOMOBILES -- 0.2%
    20,245  Thor Industries, Inc.                   620,712
                                              -------------
            BEVERAGES -- 0.4%
     9,040  Monster Beverage Corp. (b)              944,770
                                              -------------
            BIOTECHNOLOGY -- 0.1%
     5,876  United Therapeutics Corp. (b)           288,982
                                              -------------
            CAPITAL MARKETS -- 1.7%
     5,788  Affiliated Managers Group, Inc. (b)     581,752
    11,746  Eaton Vance Corp.                       301,755
   220,015  Janus Capital Group, Inc.             1,731,518
    40,387  Jefferies Group, Inc.                   614,286
    32,007  SEI Investments Co.                     587,969
    22,419  Waddell & Reed Financial,
               Inc., Class A                        615,401
                                              -------------
                                                  4,432,681
                                              -------------
            CHEMICALS -- 3.3%
     5,390  Albemarle Corp.                         346,631
    17,278  Cabot Corp.                             625,464
    24,875  Cytec Industries, Inc.                1,240,267
    19,646  Minerals Technologies, Inc.           1,246,539
     7,008  NewMarket Corp.                       1,515,060
    70,651  Olin Corp.                            1,568,452
    14,652  Sensient Technologies Corp.             580,512
    35,625  Valspar (The) Corp.                   1,540,425
                                              -------------
                                                  8,663,350
                                              -------------
            COMMERCIAL BANKS -- 2.7%
    24,857  Associated Banc-Corp.                   309,718
    25,196  BancorpSouth, Inc.                      282,951
    18,598  Cathay General Bancorp                  292,733
     6,285  City National Corp.                     288,356
     7,284  Commerce Bancshares, Inc.               282,765
    14,059  East West Bancorp, Inc.                 308,736
    64,348  First Niagara Financial Group, Inc.     615,810
    18,352  FirstMerit Corp.                        287,943


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
    28,304  Fulton Financial Corp.            $     262,944
    45,431  International Bancshares Corp.          873,184
            Commercial Banks (Continued)
     6,881  Prosperity Bancshares, Inc.             285,630
    18,514  Signature Bank (b)                    1,076,589
    11,644  SVB Financial Group (b)                 675,818
    53,810  TCF Financial Corp.                     540,252
    11,431  Trustmark Corp.                         269,429
    27,235  Webster Financial Corp.                 577,382
                                              -------------
                                                  7,230,240
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 2.6%
    20,659  Brink's (The) Co.                       582,377
    21,784  Clean Harbors, Inc. (b)               1,382,195
    17,394  Copart, Inc. (b)                        818,214
    54,523  Corrections Corp. of America (b)      1,282,926
    36,598  Deluxe Corp.                            935,811
    15,049  Herman Miller, Inc.                     317,835
    25,150  Mine Safety Appliances Co.              858,621
    24,991  Rollins, Inc.                           534,558
     8,379  Waste Connections, Inc.                 270,725
                                              -------------
                                                  6,983,262
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                0.3%
    15,581  Plantronics, Inc.                       580,237
    17,034  Polycom, Inc. (b)                       339,828
                                              -------------
                                                    920,065
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.5%
    74,042  QLogic Corp. (b)                      1,282,407
                                              -------------
            CONSTRUCTION & ENGINEERING --
                1.1%
    67,491  AECOM Technology Corp. (b)            1,544,869
    39,850  KBR, Inc.                             1,280,779
                                              -------------
                                                  2,825,648
                                              -------------
            CONTAINERS & PACKAGING -- 1.8%
    15,966  AptarGroup, Inc.                        836,938
    18,288  Greif, Inc., Class A                    886,054
    22,002  Packaging Corp. of America              619,136
    19,249  Rock-Tenn Co., Class A                1,190,743
    14,372  Silgan Holdings, Inc.                   597,300
    16,848  Sonoco Products Co.                     527,342
                                              -------------
                                                  4,657,513
                                              -------------
            DISTRIBUTORS -- 0.6%
    46,154  LKQ Corp. (b)                         1,504,620
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                0.8%
    17,668  Matthews International Corp.,
                Class A                             582,337
    16,777  Regis Corp.                             287,558
    26,071  Service Corp. International             289,388


                       See Notes to Financial Statements                 Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
    29,197  Sotheby's                         $     978,976
                                              -------------
                                                  2,138,259
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.1%
    14,327  tw telecom, Inc. (b)                    288,689
                                              -------------
            ELECTRIC UTILITIES -- 1.8%
    21,863  Cleco Corp.                             869,273
    50,993  Great Plains Energy, Inc.             1,051,476
    10,486  Hawaiian Electric Industries, Inc.      272,112
    19,641  IDACORP, Inc.                           827,868
    50,947  NV Energy, Inc.                         825,341
    28,943  Westar Energy, Inc.                     823,139
                                              -------------
                                                  4,669,209
                                              -------------
            ELECTRICAL EQUIPMENT -- 2.8%
    15,717  Acuity Brands, Inc.                     915,201
    19,785  AMETEK, Inc.                            929,895
    55,510  General Cable Corp. (b)               1,713,039
    16,612  Hubbell, Inc., Class B                1,195,399
    16,343  Regal-Beloit Corp.                      927,792
    25,426  Thomas & Betts Corp. (b)              1,815,162
                                              -------------
                                                  7,496,488
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.2%
    37,111  Arrow Electronics, Inc. (b)           1,532,313
    44,654  Avnet, Inc. (b)                       1,557,085
    45,793  Ingram Micro, Inc., Class A (b)         869,151
    10,700  National Instruments Corp.              287,937
    22,478  Tech Data Corp. (b)                   1,167,058
    25,590  Trimble Navigation Ltd. (b)           1,198,380
   154,426  Vishay Intertechnology, Inc. (b)      1,896,351
                                              -------------
                                                  8,508,275
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                4.0%
    34,890  Atwood Oceanics, Inc. (b)             1,604,242
     4,502  CARBO Ceramics, Inc.                    437,819
    11,127  Dresser-Rand Group, Inc. (b)            570,036
    70,293  Helix Energy Solutions Group,
               Inc. (b)                           1,156,320
    30,096  Oceaneering International, Inc.       1,462,365
    18,179  Oil States International, Inc. (b)    1,448,685
    69,484  Patterson-UTI Energy, Inc.            1,311,163
    29,288  Superior Energy Services, Inc. (b)      835,001
     5,632  Tidewater, Inc.                         303,283
    29,921  Unit Corp. (b)                        1,353,925
                                              -------------
                                                 10,482,839
                                              -------------
            FOOD & STAPLES RETAILING -- 0.1%
     6,512  Ruddick Corp.                           262,694
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FOOD PRODUCTS -- 1.9%
    26,399  Corn Products International, Inc. $   1,464,881
    14,629  Flowers Foods, Inc.                     283,071
    12,013  Lancaster Colony Corp.                  834,783
    12,990  Ralcorp Holdings, Inc. (b)            1,135,976
    57,179  Smithfield Foods, Inc. (b)            1,276,807
                                              -------------
                                                  4,995,518
                                              -------------
            GAS UTILITIES -- 1.1%
    24,977  Atmos Energy Corp.                      809,505
     4,996  National Fuel Gas Co.                   251,199
    27,962  Questar Corp.                           539,107
    18,888  UGI Corp.                               508,276
    18,837  WGL Holdings, Inc.                      803,398
                                              -------------
                                                  2,911,485
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.3%
     3,938  Cooper (The) Cos., Inc.                 284,087
    24,725  Hill-Rom Holdings, Inc.                 816,172
    15,858  Hologic, Inc. (b)                       323,345
     3,608  IDEXX Laboratories, Inc. (b)            305,201
    14,860  Masimo Corp. (b)                        318,004
    18,623  STERIS Corp.                            560,180
     9,060  Teleflex, Inc.                          554,381
     8,273  Thoratec Corp. (b)                      243,226
                                              -------------
                                                  3,404,596
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 4.6%
    23,499  AMERIGROUP Corp. (b)                  1,598,167
    16,019  Catalyst Health Solutions, Inc. (b)     877,201
    79,558  Community Health Systems, Inc. (b)    1,487,735
    75,348  Health Management Associates,
               Inc., Class A (b)                    482,981
     8,619  Henry Schein, Inc. (b)                  611,001
    43,412  HMS Holdings Corp. (b)                1,433,030
    37,370  LifePoint Hospitals, Inc. (b)         1,501,900
    32,399  Lincare Holdings, Inc.                  832,330
     7,711  MEDNAX, Inc. (b)                        549,177
     9,991  Owens & Minor, Inc.                     303,826
    21,435  Universal Health Services, Inc.,
               Class B                              885,051
    42,176  VCA Antech, Inc. (b)                    943,899
    10,577  WellCare Health Plans, Inc. (b)         632,082
                                              -------------
                                                 12,138,380
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.1%
    14,660  Allscripts Healthcare Solutions,
               Inc. (b)                             280,299
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                2.7%
     7,019  Bally Technologies, Inc. (b)            296,342
    33,113  Bob Evans Farms, Inc.                 1,169,882
    20,752  Brinker International, Inc.             536,439
     9,460  Cheesecake Factory (The), Inc. (b)      279,827
    32,859  International Speedway Corp.,
               Class A                              847,434


Page 38                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
    23,757  Life Time Fitness, Inc. (b)       $   1,167,419
     9,815  Panera Bread Co., Class A (b)         1,455,074
    28,625  Scientific Games Corp., Class A (b)     320,314
    54,125  WMS Industries, Inc. (b)              1,184,796
                                              -------------
                                                  7,257,527
                                              -------------
            HOUSEHOLD DURABLES -- 1.0%
   110,974  American Greetings Corp., Class A     1,594,696
    13,918  Mohawk Industries, Inc. (b)             851,225
     4,960  Tupperware Brands Corp.                 311,687
                                              -------------
                                                  2,757,608
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.4%
     6,068  Church & Dwight Co., Inc.               275,305
    10,751  Energizer Holdings, Inc. (b)            829,117
                                              -------------
                                                  1,104,422
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.6%
    31,339  Carlisle Cos., Inc.                   1,495,810
                                              -------------
            INSURANCE -- 3.8%
    30,107  American Financial Group, Inc.        1,104,024
    33,213  Arthur J. Gallagher & Co.             1,107,321
    12,269  Brown & Brown, Inc.                     279,488
    52,290  Fidelity National Financial, Inc.,
               Class A                              951,155
    65,744  First American Financial Corp.          974,326
    30,290  HCC Insurance Holdings, Inc.            840,850
     9,505  Kemper Corp.                            282,964
    49,231  Protective Life Corp.                 1,231,267
    26,571  Reinsurance Group of America, Inc.    1,447,854
    30,222  StanCorp Financial Group, Inc.        1,168,383
    16,148  W. R. Berkley Corp.                     553,392
                                              -------------
                                                  9,941,024
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.4%
    30,630  HSN, Inc.                             1,093,185
                                              -------------
            INTERNET SOFTWARE & SERVICES  --
                2.0%
    91,940  AOL, Inc. (b)                         1,490,347
     8,215  Equinix, Inc. (b)                       985,471
   105,042  Monster Worldwide, Inc. (b)             756,303
    25,823  Rackspace Hosting, Inc. (b)           1,120,977
    51,134  ValueClick, Inc. (b)                    891,777
                                              -------------
                                                  5,244,875
                                              -------------
            IT SERVICES -- 4.4%
    22,741  Acxiom Corp. (b)                        312,006
    10,696  Alliance Data Systems Corp. (b)       1,185,117
    12,313  Broadridge Financial Solutions,
                Inc.                                295,143
   108,716  Convergys Corp. (b)                   1,447,010
   107,370  CoreLogic, Inc. (b)                   1,524,654
    18,300  DST Systems, Inc.                       893,223
    11,721  Global Payments, Inc.                   586,284


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
    24,784  Jack Henry & Associates, Inc.     $     847,613
    92,123  Lender Processing Services, Inc.      1,532,005
    44,439  ManTech International Corp.,
               Class A                            1,562,031
    40,629  NeuStar, Inc., Class A (b)            1,483,365
                                              -------------
                                                 11,668,451
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.5%
    19,840  Polaris Industries, Inc.              1,277,696
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES  --
                0.1%
     1,879  Mettler-Toledo International,
               Inc. (b)                             329,764
                                              -------------
            MACHINERY -- 8.2%
    25,847  AGCO Corp. (b)                        1,316,388
    16,663  CLARCOR, Inc.                           856,645
    23,777  Crane Co.                             1,141,296
    20,392  Donaldson Co., Inc.                   1,474,341
    10,810  Gardner Denver, Inc.                    806,426
     6,790  Graco, Inc.                             312,204
    40,476  Harsco Corp.                            899,781
     7,482  IDEX Corp.                              303,171
    71,820  ITT Corp.                             1,561,367
    30,412  Kennametal, Inc.                      1,311,061
    35,488  Lincoln Electric Holdings, Inc.       1,524,210
    13,485  Nordson Corp.                           611,410
    64,934  Oshkosh Corp. (b)                     1,576,597
    16,681  Pentair, Inc.                           614,194
     9,214  SPX Corp.                               641,571
    20,552  Terex Corp. (b)                         406,930
    35,864  Timken (The) Co.                      1,751,239
    18,474  Trinity Industries, Inc.                581,192
    12,233  Valmont Industries, Inc.              1,283,364
    19,847  Wabtec Corp.                          1,365,275
    33,919  Woodward, Inc.                        1,423,920
                                              -------------
                                                 21,762,582
                                              -------------
            MARINE -- 0.8%
    13,604  Alexander & Baldwin, Inc.               643,469
    21,086  Kirby Corp. (b)                       1,407,912
                                              -------------
                                                  2,051,381
                                              -------------
            MEDIA -- 1.9%
    83,658  DreamWorks Animation SKG,
               Inc., Class A (b)                  1,484,930
     6,254  John Wiley & Sons, Inc., Class A        283,869
    10,097  Lamar Advertising Co., Class A (b)      288,875
    25,513  Meredith Corp.                          803,404
    27,794  Scholastic Corp.                        820,201
    57,755  Valassis Communications, Inc. (b)     1,313,926
                                              -------------
                                                  4,995,205
                                              -------------
            METALS & MINING -- 1.9%
    21,574  Carpenter Technology Corp.            1,132,203


                       See Notes to Financial Statements                 Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
    22,810  Reliance Steel & Aluminum Co.    $    1,213,492
    84,459  Steel Dynamics, Inc.                  1,347,121
    67,804  Worthington Industries, Inc.          1,248,272
                                              -------------
                                                  4,941,088
                                              -------------
            MULTILINE RETAIL - 0.2%
    56,955  Saks, Inc. (b)                          568,411
                                              -------------
            MULTI-UTILITIES -- 1.6%
    18,884  Alliant Energy Corp.                    800,493
    24,806  Black Hills Corp.                       837,451
    38,816  MDU Resources Group, Inc.               829,886
     5,913  NSTAR                                   265,671
    19,584  OGE Energy Corp.                      1,035,210
    18,370  Vectren Corp.                           525,198
                                              -------------
                                                  4,293,909
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                4.3%
    76,542  Arch Coal, Inc.                       1,104,501
    72,590  Comstock Resources, Inc. (b)            873,984
    27,765  Energen Corp.                         1,337,440
    81,966  Forest Oil Corp. (b)                  1,065,558
    59,329  HollyFrontier Corp.                   1,740,713
    23,157  Northern Oil and Gas, Inc. (b)          578,925
    98,345  Patriot Coal Corp. (b)                  747,422
    30,246  Plains Exploration & Production
               Co. (b)                            1,140,879
   206,899  Quicksilver Resources, Inc. (b)       1,036,564
    15,193  SM Energy Co.                         1,102,708
    13,187  Southern Union Co.                      571,920
                                              -------------
                                                 11,300,614
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.6%
    17,362  Domtar Corp.                          1,499,730
                                              -------------
            PHARMACEUTICALS -- 0.3%
    24,124  Endo Pharmaceuticals Holdings,
               Inc. (b)                             896,689
                                              -------------
            PROFESSIONAL SERVICES -- 1.0%
     7,288  Corporate Executive Board
               (The) Co.                            286,637
    26,182  FTI Consulting, Inc. (b)              1,121,113
    48,826  Korn/Ferry International (b)            802,211
     9,267  Towers Watson & Co., Class A            554,167
                                              -------------
                                                  2,764,128
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                2.5%
    19,852  American Campus Communities, Inc.       849,666
    11,001  BRE Properties, Inc.                    570,072
     4,461  Camden Property Trust                   287,734
     3,952  Essex Property Trust, Inc.              569,088
     5,487  Macerich (The) Co.                      297,944
    14,350  OMEGA Healthcare Investors, Inc.        299,054
    12,442  Rayonier, Inc.                          568,973


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS
                (CONTINUED)
     7,942  Realty Income Corp.             $       289,089
    12,374  Senior Housing Properties Trust         280,642
    16,666  SL Green Realty Corp.                 1,225,451
    13,414  Taubman Centers, Inc.                   899,140
    22,125  UDR, Inc.                               575,693
                                              -------------
                                                  6,712,546
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.3%
     9,065  Jones Lang LaSalle, Inc.                713,959
                                              -------------
            ROAD & RAIL -- 2.0%
    19,043  Con-way, Inc.                           604,425
    24,642  J.B. Hunt Transport Services, Inc.    1,258,467
    20,413  Kansas City Southern (b)              1,401,148
    23,176  Landstar System, Inc.                 1,185,453
    34,563  Werner Enterprises, Inc.                903,131
                                              -------------
                                                  5,352,624
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 4.3%
   137,115  Atmel Corp. (b)                       1,331,387
    25,196  Cree, Inc. (b)                          640,734
   115,307  Fairchild Semiconductor
               International, Inc. (b)            1,611,992
   254,266  Integrated Device Technology,
               Inc. (b)                           1,612,046
    71,488  International Rectifier Corp. (b)     1,629,926
    53,192  Intersil Corp., Class A                 598,942
   281,887  MEMC Electronic Materials,
               Inc. (b)                           1,288,224
   102,836  RF Micro Devices, Inc. (b)              513,152
    11,187  Semtech Corp. (b)                       318,829
     6,395  Silicon Laboratories, Inc. (b)          280,357
    68,474  Skyworks Solutions, Inc. (b)          1,477,669
                                              -------------
                                                 11,303,258
                                              -------------
            SOFTWARE -- 1.8%
     9,694  ANSYS, Inc. (b)                         586,390
    80,093  Cadence Design Systems, Inc. (b)        845,782
    16,400  Concur Technologies, Inc. (b)           858,540
    30,989  Fair Isaac Corp.                      1,123,041
    20,476  Mentor Graphics Corp. (b)               284,002
    14,928  Quest Software, Inc. (b)                303,785
    20,416  Synopsys, Inc. (b)                      595,739
    11,613  TIBCO Software, Inc. (b)                302,751
                                              -------------
                                                  4,900,030
                                              -------------
            SPECIALTY RETAIL -- 7.2%
    52,035  Aaron's, Inc.                         1,384,651
    15,950  Advance Auto Parts, Inc.              1,222,408
    72,829  Aeropostale, Inc. (b)                 1,192,211
    54,478  American Eagle Outfitters, Inc.         767,595
    33,615  ANN, Inc. (b)                           815,500
    37,370  Ascena Retail Group, Inc. (b)         1,321,777
    57,526  Barnes & Noble, Inc. (b)                694,339


Page 40                See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL CONTINUED)
    99,698  Chico's FAS, Inc.                 $   1,140,545
    15,057  Dick's Sporting Goods, Inc.             620,499
    34,940  Foot Locker, Inc.                       916,826
    37,244  Guess?, Inc.                          1,117,320
   516,574  Office Depot, Inc. (b)                1,410,247
    27,068  PetSmart, Inc.                        1,440,559
   142,975  RadioShack Corp.                      1,026,560
    30,017  Rent-A-Center, Inc.                   1,015,175
    18,949  Signet Jewelers Ltd.                    863,695
    15,832  Tractor Supply Co.                    1,278,751
    21,635  Williams-Sonoma, Inc.                   775,831
                                              -------------
                                                 19,004,489
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 1.3%
    25,403  Hanesbrands, Inc. (b)                   624,914
    19,695  PVH Corp.                             1,520,257
     7,736  Under Armour, Inc., Class A (b)         615,940
    11,098  Warnaco Group (The), Inc. (b)           646,459
                                              -------------
                                                  3,407,570
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
                0.5%
    65,409  Astoria Financial Corp.                 544,857
    44,892  New York Community Bancorp, Inc.        569,679
    19,847  Washington Federal, Inc.                312,789
                                              -------------
                                                  1,427,325
                                              -------------
            TOBACCO -- 0.3%
    18,123  Universal Corp.                         813,360
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 2.1%
    31,798  GATX Corp.                            1,365,406
    15,522  MSC Industrial Direct Co., Inc.,
               Class A                            1,179,983
    46,981  United Rentals, Inc. (b)              1,796,553
    16,915  Watsco, Inc.                          1,166,628
                                              -------------
                                                  5,508,570
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%        264,702,551
              (Cost $254,258,225)

            MONEY MARKET FUND -- 0.0%
    59,122  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)          59,122
             (Cost $59,122)                   -------------

            TOTAL INVESTMENTS -- 100.0%         264,761,673
              (Cost $254,317,347) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (92,492)
                                              -------------
            NET ASSETS -- 100.0%              $ 264,669,181
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,600,353 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,156,027.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $264,702,551   $      --     $      --
Money Market Fund           59,122          --            --
                      --------------------------------------
Total Investments     $264,761,673   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 41

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.0%
    25,140  AAR Corp.                         $     532,716
     6,126  Aerovironment, Inc. (b)                 170,731
    17,996  Ceradyne, Inc. (b)                      595,488
    10,913  Curtiss-Wright Corp.                    407,710
     8,776  Moog, Inc., Class A (b)                 374,033
    26,534  Orbital Sciences Corp. (b)              384,478
     5,272  Teledyne Technologies, Inc. (b)         299,239
                                              -------------
                                                  2,764,395
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
     6,015  Forward Air Corp.                       210,525
     8,916  Hub Group, Inc., Class A (b)            305,195
                                              -------------
                                                    515,720
                                              -------------
            AIRLINES -- 0.6%
     5,421  Allegiant Travel Co. (b)                297,993
    38,279  SkyWest, Inc.                           489,971
                                              -------------
                                                    787,964
                                              -------------
            AUTO COMPONENTS -- 0.9%
     7,859  Drew Industries, Inc. (b)               204,098
    40,077  Spartan Motors, Inc.                    243,268
    14,422  Standard Motor Products, Inc.           298,391
    29,137  Superior Industries International,
               Inc.                                 529,419
                                              -------------
                                                  1,275,176
                                              -------------
            BEVERAGES -- 0.3%
     3,551  Boston Beer (The) Co., Inc.,
               Class A (b)                          355,278
                                              -------------
            BIOTECHNOLOGY -- 0.2%
    17,090  ArQule, Inc. (b)                        135,011
     4,866  Cubist Pharmaceuticals, Inc. (b)        198,630
                                              -------------
                                                    333,641
                                              -------------
            BUILDING PRODUCTS -- 1.0%
     2,402  A.O. Smith Corp.                        102,037
    14,112  AAON, Inc.                              285,768
    21,114  Griffon Corp. (b)                       210,506
    26,601  NCI Building Systems, Inc. (b)          311,498
     6,417  Quanex Building Products Corp.          105,431
     8,591  Simpson Manufacturing Co., Inc.         278,177
     3,122  Universal Forest Products, Inc.          99,186
                                              -------------
                                                  1,392,603
                                              -------------
            CAPITAL MARKETS -- 1.1%
    23,114  Calamos Asset Management, Inc.,
               Class A                              288,694
     8,633  Financial Engines, Inc. (b)             206,760
    19,086  Piper Jaffray Cos. (b)                  424,664
    51,876  Prospect Capital Corp.                  535,360
     3,007  Stifel Financial Corp. (b)              108,432
                                              -------------
                                                  1,563,910
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHEMICALS -- 4.0%
    13,652  A. Schulman, Inc.                 $     334,474
    36,127  American Vanguard Corp.                 542,989
     2,378  Balchem Corp.                            89,983
     6,135  Calgon Carbon Corp. (b)                 100,246
    12,512  H.B. Fuller Co.                         358,093
     5,230  Hawkins, Inc.                           207,108
    11,221  Koppers Holdings, Inc.                  426,286
    23,740  Kraton Performance Polymers,
               Inc. (b)                             675,166
    13,755  LSB Industries, Inc. (b)                482,113
    12,915  OM Group, Inc. (b)                      350,384
    41,725  PolyOne Corp.                           601,674
     9,914  Quaker Chemical Corp.                   439,190
     6,012  Stepan Co.                              516,671
    13,013  Tredegar Corp.                          320,901
     6,895  Zep, Inc.                               112,940
                                              -------------
                                                  5,558,218
                                              -------------
            COMMERCIAL BANKS -- 2.7%
    16,265  Bank of the Ozarks, Inc.                455,257
    10,200  BBCN Bancorp, Inc. (b)                  103,224
     2,844  City Holding Co.                        101,076
     5,002  Columbia Banking System, Inc.           105,042
     3,467  Community Bank System, Inc.              94,857
    18,324  First Commonwealth Financial
               Corp.                                101,515
     2,883  First Financial Bankshares, Inc.         98,253
    65,125  Hanmi Financial Corp. (b)               536,630
    11,160  Home Bancshares, Inc.                   290,830
     3,532  Independent Bank Corp.                   97,978
    11,420  National Penn Bancshares, Inc.           99,240
     4,355  NBT Bancorp, Inc.                        97,987
     8,273  Old National Bancorp                     97,373
    11,936  Pinnacle Financial Partners,
                Inc. (b)                            201,002
     8,778  PrivateBancorp, Inc.                    124,121
     9,860  S&T Bancorp, Inc.                       214,061
     3,545  Simmons First National Corp.,
               Class A                               97,665
    11,502  Susquehanna Bancshares, Inc.            105,128
    12,595  Texas Capital Bancshares, Inc. (b)      399,513
     2,503  Tompkins Financial Corp.                101,221
     2,588  UMB Financial Corp.                      99,845
     6,872  Wintrust Financial Corp.                210,627
                                              -------------
                                                  3,832,445
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 3.0%
     9,349  ABM Industries, Inc.                    202,873
     5,989  Consolidated Graphics, Inc. (b)         304,181
    18,135  Encore Capital Group, Inc. (b)          426,172
    13,244  G&K Services, Inc., Class A             435,198
    23,017  Geo Group (The), Inc. (b)               404,639
    10,897  Healthcare Services Group, Inc.         203,665
     5,524  Mobile Mini, Inc. (b)                   114,899
   165,469  Standard Register (The) Co.             332,593
    30,774  Sykes Enterprises, Inc. (b)             539,468


Page 42                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
                (CONTINUED)
    13,393  Tetra Tech, Inc. (b)              $     309,780
     6,795  UniFirst Corp.                          410,282
     5,920  United Stationers, Inc.                 191,394
    16,542  Viad Corp.                              334,645
                                              -------------
                                                  4,209,789
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                1.9%
    17,816  Arris Group, Inc. (b)                   208,091
    17,187  Black Box Corp.                         531,422
     3,787  Blue Coat Systems, Inc. (b)              97,553
    13,471  Comtech Telecommunications
               Corp.                                415,715
    17,273  Digi International, Inc. (b)            195,012
     8,614  NETGEAR, Inc. (b)                       343,009
    29,261  Oplink Communications, Inc. (b)         548,059
     6,270  ViaSat, Inc. (b)                        298,076
                                              -------------
                                                  2,636,937
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.5%
     6,339  Stratasys, Inc. (b)                     232,958
     6,147  Super Micro Computer, Inc. (b)          103,762
     9,591  Synaptics, Inc. (b)                     367,431
                                              -------------
                                                    704,151
                                              -------------
            CONSTRUCTION & ENGINEERING --
                0.5%
    18,850  Aegion Corp. (b)                        321,769
     4,607  Dycom Industries, Inc. (b)               98,452
     3,595  EMCOR Group, Inc.                       103,644
    28,988  Orion Marine Group, Inc. (b)            209,873
                                              -------------
                                                    733,738
                                              -------------
            CONSTRUCTION MATERIALS -- 0.1%
     3,756  Eagle Materials, Inc.                   110,464
                                              -------------
            CONSUMER FINANCE -- 0.3%
     2,067  Cash America International, Inc.         90,659
     5,245  World Acceptance Corp. (b)              334,211
                                              -------------
                                                    424,870
                                              -------------
            DISTRIBUTORS -- 0.8%
     9,607  Pool Corp.                              326,926
    57,033  VOXX International Corp.,
               Class A (b)                          725,460
                                              -------------
                                                  1,052,386
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                2.0%
     6,681  American Public Education, Inc. (b)     268,576
    60,468  Career Education Corp. (b)              611,331
     2,112  Coinstar, Inc. (b)                      105,030
    12,955  Hillenbrand, Inc.                       303,795
    61,004  Lincoln Educational Services Corp.      532,565
   154,217  School Specialty, Inc. (b)              496,579


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
    30,168  Universal Technical Institute,
               Inc. (b)                       $     420,843
                                              -------------
                                                  2,738,719
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.1%
     9,873  Atlantic Tele-Network, Inc.             356,317
    24,066  Cbeyond, Inc. (b)                       204,561
     9,845  General Communication, Inc.,
               Class A (b)                          102,486
    25,133  Lumos Networks Corp.                    377,749
    45,082  Neutral Tandem, Inc. (b)                554,058
                                              -------------
                                                  1,595,171
                                              -------------
            ELECTRIC UTILITIES -- 0.9%
     4,592  ALLETE, Inc.                            190,338
     2,746  Central Vermont Public Service
               Corp.                                 96,577
     8,347  El Paso Electric Co.                    290,476
    10,900  UIL Holdings Corp.                      376,922
     7,832  Unisource Energy Corp.                  291,820
                                              -------------
                                                  1,246,133
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.8%
     8,485  AZZ, Inc.                               416,529
    11,585  Belden, Inc.                            454,248
     9,159  Brady Corp., Class A                    296,477
    11,164  Encore Wire Corp.                       304,777
    14,846  EnerSys (b)                             430,237
     6,638  Franklin Electric Co., Inc.             332,298
    36,326  Vicor Corp.                             324,391
                                              -------------
                                                  2,558,957
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 6.7%
     3,232  Anixter International, Inc. (b)         211,728
     3,275  Badger Meter, Inc.                      105,259
    35,778  Benchmark Electronics, Inc. (b)         615,382
     8,958  Brightpoint, Inc. (b)                   104,988
    10,772  Cognex Corp.                            447,577
    41,907  CTS Corp.                               421,584
    19,969  Electro Scientific Industries, Inc.     303,129
    10,477  FARO Technologies, Inc. (b)             568,692
    11,818  FEI Co. (b)                             520,701
    31,519  Insight Enterprises, Inc. (b)           581,841
    10,342  Measurement Specialties, Inc. (b)       336,115
    14,505  Mercury Computer Systems, Inc. (b)      194,222
    34,880  Methode Electronics, Inc.               346,358
     9,461  MTS Systems Corp.                       434,165
    35,410  Newport Corp. (b)                       654,023
     9,880  OSI Systems, Inc. (b)                   530,852
     7,524  Park Electrochemical Corp.              228,504
    14,081  Plexus Corp. (b)                        510,436
    38,097  RadiSys Corp. (b)                       229,725
    16,873  Rofin-Sinar Technologies, Inc. (b)      478,687
    10,460  Rogers Corp. (b)                        401,978


                       See Notes to Financial Statements                 Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS (CONTINUED)
     5,355  ScanSource, Inc. (b)              $     201,187
    15,822  SYNNEX Corp. (b)                        572,440
    35,177  TTM Technologies, Inc. (b)              431,622
                                              -------------
                                                  9,431,195
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                1.5%
    19,571  Basic Energy Services, Inc. (b)         352,474
     6,102  Bristow Group, Inc.                     299,364
     6,214  Hornbeck Offshore Services,
                Inc. (b)                            203,136
     2,864  Lufkin Industries, Inc.                 215,430
    40,841  Matrix Service Co. (b)                  475,389
     1,246  OYO Geospace Corp. (b)                  109,660
    39,829  Pioneer Drilling Co. (b)                355,275
    10,320  TETRA Technologies, Inc. (b)             96,389
                                              -------------
                                                  2,107,117
                                              -------------
            FOOD & STAPLES RETAILING -- 1.4%
     8,831  Andersons (The), Inc.                   358,097
     9,356  Casey's General Stores, Inc.            476,595
    16,459  Nash Finch Co.                          480,767
    20,840  Spartan Stores, Inc.                    390,542
     7,227  United Natural Foods, Inc. (b)          318,349
                                              -------------
                                                  2,024,350
                                              -------------
            FOOD PRODUCTS -- 2.7%
    16,018  B&G Foods, Inc., Class A                362,968
    18,767  Calavo Growers, Inc.                    510,462
     7,907  Cal-Maine Foods, Inc.                   300,150
    36,262  Darling International, Inc. (b)         554,083
     5,974  Diamond Foods, Inc.                     217,095
    13,146  Hain Celestial Group (The),
                Inc. (b)                            507,304
     3,618  J & J Snack Foods Corp.                 184,627
     5,768  Sanderson Farms, Inc.                   293,822
     7,466  Seneca Foods Corp., Class A (b)         215,991
    12,851  Snyder's-Lance, Inc.                    295,445
     5,897  TreeHouse Foods, Inc. (b)               333,416
                                              -------------
                                                  3,775,363
                                              -------------
            GAS UTILITIES -- 0.8%
     4,763  Laclede Group (The), Inc.               198,427
     7,836  New Jersey Resources Corp.              373,934
     2,011  Northwest Natural Gas Co.                95,623
     5,673  Piedmont Natural Gas Co., Inc.          186,755
     1,697  South Jersey Industries, Inc.            93,131
     4,537  Southwest Gas Corp.                     189,647
                                              -------------
                                                  1,137,517
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 4.2%
     3,483  Abaxis, Inc. (b)                         94,320
    16,250  Align Technology, Inc. (b)              382,850
     6,726  Analogic Corp.                          381,566
    17,255  Cantel Medical Corp.                    544,740


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
     7,510  CONMED Corp. (b)                  $     220,794
    60,241  CryoLife, Inc. (b)                      321,687
     5,754  Cyberonics, Inc. (b)                    187,005
    21,807  Greatbatch, Inc. (b)                    510,720
     6,426  ICU Medical, Inc. (b)                   298,616
     6,253  Integra LifeSciences Holdings (b)       184,589
    31,519  Invacare Corp.                          538,345
     7,204  Merit Medical Systems, Inc. (b)         101,648
    20,442  Natus Medical, Inc. (b)                 231,199
    10,364  Palomar Medical Technologies,
               Inc. (b)                              93,794
     8,948  SonoSite, Inc. (b)                      482,387
    19,724  SurModics, Inc. (b)                     284,420
    36,190  Symmetry Medical, Inc. (b)              271,787
     5,080  West Pharmaceutical Services, Inc.      205,638
     7,628  Zoll Medical Corp. (b)                  523,128
                                              -------------
                                                  5,859,233
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.8%
     5,707  Air Methods Corp. (b)                   481,100
    29,067  Almost Family, Inc. (b)                 547,622
    11,104  AmSurg Corp. (b)                        285,928
    17,772  Bio-Reference Laboratories, Inc. (b)    343,888
    12,173  Centene Corp. (b)                       550,220
     5,592  CorVel Corp. (b)                        272,219
     3,934  Ensign Group (The), Inc.                104,290
     5,157  Hanger Orthopedic Group, Inc. (b)       101,026
    70,252  Healthways, Inc. (b)                    531,105
     8,433  IPC Hospitalist (The) Co. (b)           284,108
    40,946  Kindred Healthcare, Inc. (b)            502,407
     1,948  Magellan Health Services, Inc. (b)       95,101
    17,266  Molina Healthcare, Inc. (b)             528,512
     2,901  MWI Veterinary Supply, Inc. (b)         227,758
    19,049  PharMerica Corp. (b)                    239,065
     7,969  PSS World Medical, Inc. (b)             193,408
                                              -------------
                                                  5,287,757
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.1%
    11,669  Omnicell, Inc. (b)                      180,636
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                4.5%
       523  Biglari Holdings, Inc. (b)              207,077
     2,127  BJ's Restaurants, Inc. (b)              106,414
    51,681  Boyd Gaming Corp. (b)                   453,242
     5,711  Buffalo Wild Wings, Inc. (b)            380,124
     2,798  CEC Entertainment, Inc.                  98,406
     5,736  Cracker Barrel Old Country
               Store, Inc.                          300,968
     4,612  Jack in the Box, Inc. (b)                97,774
    30,574  Marcus (The) Corp.                      370,251
    28,377  Monarch Casino & Resort, Inc. (b)       302,215
    60,696  Multimedia Games Holding Co.,
               Inc. (b)                             458,255
    52,670  O'Charley's, Inc. (b)                   341,828


Page 44                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
     9,355  P.F. Chang's China Bistro, Inc.   $     304,599
    10,232  Papa John's International,
                Inc. (b)                            396,388
     3,075  Peet's Coffee & Tea, Inc. (b)           187,021
    28,460  Pinnacle Entertainment, Inc. (b)        276,062
    13,919  Red Robin Gourmet Burgers,
               Inc. (b)                             427,452
    69,845  Ruby Tuesday, Inc. (b)                  524,536
    77,574  Ruth's Hospitality Group, Inc. (b)      480,183
    24,672  Shuffle Master, Inc. (b)                315,802
    12,938  Texas Roadhouse, Inc.                   196,140
                                              -------------
                                                  6,224,737
                                              -------------
            HOUSEHOLD DURABLES -- 1.7%
     6,788  Blyth, Inc.                             427,305
    15,698  Helen of Troy Ltd. (b)                  505,005
     6,458  iRobot Corp. (b)                        213,372
    40,498  La-Z-Boy, Inc. (b)                      533,764
    12,232  Ryland Group (The), Inc.                222,622
    28,567  Universal Electronics, Inc. (b)         528,489
                                              -------------
                                                  2,430,557
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.3%
    46,339  Central Garden & Pet Co.,
               Class A (b)                          438,367
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.3%
    11,283  Standex International Corp.             452,335
                                              -------------
            INSURANCE -- 2.5%
     4,146  AMERISAFE, Inc. (b)                     101,909
     2,176  Delphi Financial Group, Inc.,
               Class A                               96,854
     6,557  eHealth, Inc. (b)                       106,092
     5,328  Employers Holdings, Inc.                 95,691
    21,091  Horace Mann Educators Corp.             329,863
     3,397  Infinity Property & Casualty Corp.      197,977
    27,075  Meadowbrook Insurance
               Group, Inc.                          269,938
    28,516  National Financial Partners
               Corp. (b)                            439,146
     2,022  Navigators Group (The), Inc. (b)         96,611
    38,593  Presidential Life Corp.                 430,312
     1,208  ProAssurance Corp.                       98,609
     2,646  RLI Corp.                               188,713
     2,381  Safety Insurance Group, Inc.             99,788
     5,436  Selective Insurance Group, Inc.          97,739
    33,380  Stewart Information Services Corp.      455,637
    19,115  Tower Group, Inc.                       412,693
                                              -------------
                                                  3,517,572
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.2%
     7,454  Nutrisystem, Inc.                        88,703
    18,571  PetMed Express, Inc.                    231,580
                                              -------------
                                                    320,283
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES --
                2.2%
     9,093  comScore, Inc. (b)                $     201,410
    17,679  DealerTrack Holdings, Inc. (b)          483,167
    12,834  Digital River, Inc. (b)                 205,472
    26,311  InfoSpace, Inc. (b)                     323,888
     3,425  j2 Global, Inc.                          92,338
    10,448  Liquidity Services, Inc. (b)            360,561
    15,360  LivePerson, Inc. (b)                    184,320
     2,500  LogMeIn, Inc. (b)                        99,575
     9,629  Perficient, Inc. (b)                    107,171
    14,755  Stamps.com, Inc. (b)                    457,553
    88,590  United Online, Inc.                     503,191
                                              -------------
                                                  3,018,646
                                              -------------
            IT SERVICES -- 2.6%
     5,171  CACI International, Inc.,
                Class A (b)                         303,486
    14,248  Cardtronics, Inc. (b)                   364,036
    19,657  CSG Systems International, Inc. (b)     319,819
     2,840  Forrester Research, Inc. (b)             99,230
    19,784  Heartland Payment Systems, Inc.         474,816
     5,227  Higher One Holdings, Inc. (b)            88,545
    18,383  iGATE Corp. (b)                         334,938
     6,993  MAXIMUS, Inc.                           314,895
    41,367  NCI, Inc., Class A (b)                  302,807
    17,849  TeleTech Holdings, Inc. (b)             302,719
    13,313  Virtusa Corp. (b)                       212,875
     8,879  Wright Express Corp. (b)                485,859
                                              -------------
                                                  3,604,025
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                1.1%
     4,274  Arctic Cat, Inc. (b)                    127,536
    16,011  Brunswick Corp.                         341,675
    34,155  JAKKS Pacific, Inc.                     521,888
    14,403  Sturm, Ruger & Co., Inc.                571,079
                                              -------------
                                                  1,562,178
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                0.7%
    23,566  Affymetrix, Inc. (b)                    113,352
    40,273  Cambrex Corp. (b)                       316,546
    82,205  eResearchTechnology, Inc. (b)           455,416
     4,647  PAREXEL International Corp. (b)         111,993
                                              -------------
                                                    997,307
                                              -------------
            MACHINERY -- 3.4%
    12,744  Actuant Corp., Class A                  323,060
    12,507  Albany International Corp.,
                Class A                             300,418
     5,985  Astec Industries, Inc. (b)              202,413
     7,995  Barnes Group, Inc.                      202,194
    18,667  Briggs & Stratton Corp.                 291,392
    10,217  Cascade Corp.                           580,530
     5,459  CIRCOR International, Inc.              206,951
     8,768  EnPro Industries, Inc. (b)              309,598
    10,047  ESCO Technologies, Inc.                 302,113
    12,542  John Bean Technologies Corp.            205,814


                       See Notes to Financial Statements                 Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     6,320  Kaydon Corp.                      $     215,638
     1,756  Lindsay Corp.                           107,344
    20,313  Lydall, Inc. (b)                        191,349
     5,017  Mueller Industries, Inc.                221,802
     7,941  Robbins & Myers, Inc.                   385,615
     4,959  Tennant Co.                             190,822
     4,767  Toro (The) Co.                          302,180
     5,635  Watts Water Technologies, Inc.,
               Class A                              217,229
                                              -------------
                                                  4,756,462
                                              -------------
            MEDIA -- 1.1%
    40,430  Digital Generation, Inc. (b)            561,977
    24,066  E.W. Scripps (The) Co., Class A (b)     203,839
    42,414  Harte-Hanks, Inc.                       409,295
    34,796  Live Nation Entertainment, Inc. (b)     357,703
                                              -------------
                                                  1,532,814
                                              -------------
            METALS & MINING -- 2.0%
    40,755  A.M. Castle & Co. (b)                   422,629
    11,669  AK Steel Holding Corp.                  110,155
     3,590  AMCOL International Corp.               102,531
    56,631  Century Aluminum Co. (b)                568,009
     7,061  Haynes International, Inc.              429,026
     2,101  Kaiser Aluminum Corp.                   103,748
    19,849  Materion Corp. (b)                      583,759
    20,666  Olympic Steel, Inc.                     532,976
                                              -------------
                                                  2,852,833
                                              -------------
            MULTILINE RETAIL -- 0.6%
    26,443  Fred's, Inc., Class A                   390,034
   139,689  Tuesday Morning Corp. (b)               474,943
                                              -------------
                                                    864,977
                                              -------------
            MULTI-UTILITIES -- 0.5%
    11,229  Avista Corp.                            284,543
     4,953  CH Energy Group, Inc.                   281,727
     5,386  NorthWestern Corp.                      189,264
                                              -------------
                                                    755,534
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                2.2%
    16,387  Approach Resources, Inc. (b)            575,675
    16,442  GeoResources, Inc. (b)                  503,290
    13,091  Gulfport Energy Corp. (b)               430,301
    72,881  Penn Virginia Corp.                     337,439
     5,490  Petroleum Development Corp. (b)         170,904
    14,604  PetroQuest Energy, Inc. (b)              93,758
    18,269  Stone Energy Corp. (b)                  512,445
    12,973  Swift Energy Co. (b)                    430,055
                                              -------------
                                                  3,053,867
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.5%
    14,412  Buckeye Technologies, Inc.              483,234
     8,120  Clearwater Paper Corp. (b)              296,542


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PAPER & FOREST PRODUCTS
                (CONTINUED)
    30,618  KapStone Paper & Packaging
               Corp. (b)                      $     534,590
    12,955  Neenah Paper, Inc.                      307,940
     2,901  Schweitzer-Mauduit International,
               Inc.                                 201,707
    35,007  Wausau Paper Corp.                      302,461
                                              -------------
                                                  2,126,474
                                              -------------
            PERSONAL PRODUCTS -- 0.2%
    12,389  Inter Parfums, Inc.                     206,896
     8,552  Prestige Brands Holdings, Inc. (b)      109,808
                                              -------------
                                                    316,704
                                              -------------
            PHARMACEUTICALS -- 1.7%
    12,392  Hi-Tech Pharmacal Co., Inc. (b)         483,040
    20,684  Medicines (The) Co. (b)                 416,162
    11,590  Questcor Pharmaceuticals, Inc. (b)      410,634
    10,072  Salix Pharmaceuticals Ltd. (b)          485,470
    17,595  ViroPharma, Inc. (b)                    524,155
                                              -------------
                                                  2,319,461
                                              -------------
            PROFESSIONAL SERVICES -- 0.9%
     4,193  Exponent, Inc. (b)                      204,828
    35,229  Kelly Services, Inc., Class A           569,301
    16,895  Navigant Consulting, Inc. (b)           216,425
    18,203  Resources Connection, Inc.              226,081
     6,944  TrueBlue, Inc. (b)                      114,645
                                              -------------
                                                  1,331,280
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                1.2%
     4,786  Acadia Realty Trust                     100,602
     4,621  Colonial Properties Trust                98,797
    11,934  Extra Space Storage, Inc.               314,103
    27,637  Getty Realty Corp.                      463,196
     5,064  Kilroy Realty Corp.                     210,814
     6,247  LTC Properties, Inc.                    199,592
     2,205  Post Properties, Inc.                    98,541
     2,259  Sovran Self Storage, Inc.               105,089
     3,287  Tanger Factory Outlet Centers, Inc.      96,966
                                              -------------
                                                  1,687,700
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.2%
    19,112  Forestar Group, Inc. (b)                304,263
                                              -------------
            ROAD & RAIL -- 0.9%
    15,006  Arkansas Best Corp.                     271,909
    13,490  Heartland Express, Inc.                 199,922
    12,326  Knight Transportation, Inc.             217,061
    11,891  Old Dominion Freight Line, Inc. (b)     506,794
                                              -------------
                                                  1,195,686
                                              -------------

Page 46                See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.8%
    44,914  Advanced Energy Industries,
               Inc. (b)                       $     477,885
    19,248  ATMI, Inc. (b)                          450,018
    46,926  Brooks Automation, Inc.                 503,047
     6,120  Cabot Microelectronics Corp. (b)        308,570
    12,741  CEVA, Inc. (b)                          344,134
     6,081  Cirrus Logic, Inc. (b)                  124,235
    42,461  Cohu, Inc.                              557,513
     7,748  Cymer, Inc. (b)                         385,773
    18,101  Diodes, Inc. (b)                        466,644
    24,842  Kopin Corp. (b)                          96,387
    31,260  Kulicke & Soffa Industries,
                Inc. (b)                            337,921
    19,067  Micrel, Inc.                            220,415
     5,754  Microsemi Corp. (b)                     113,814
    13,858  MKS Instruments, Inc.                   417,819
     6,396  Monolithic Power Systems, Inc. (b)      104,830
    26,163  Nanometrics, Inc. (b)                   529,801
    25,331  Pericom Semiconductor Corp. (b)         202,648
    52,044  Rudolph Technologies, Inc. (b)          532,410
     7,480  Standard Microsystems Corp. (b)         192,685
    58,558  STR Holdings, Inc. (b)                  625,985
    98,959  TriQuint Semiconductor, Inc. (b)        592,764
    11,769  Ultratech, Inc. (b)                     344,243
     3,764  Volterra Semiconductor Corp. (b)        113,560
                                              -------------
                                                  8,043,101
                                              -------------
            SOFTWARE -- 3.2%
     6,959  Blackbaud, Inc.                         211,762
     8,320  Bottomline Technologies, Inc. (b)       227,469
     6,769  CommVault Systems, Inc. (b)             318,143
    17,445  Ebix, Inc.                              432,287
    24,056  EPIQ Systems, Inc.                      293,243
    11,903  JDA Software Group, Inc. (b)            350,781
     7,143  Manhattan Associates, Inc. (b)          313,506
    24,730  Monotype Imaging Holdings,
               Inc. (b)                             386,035
     2,628  OPNET Technologies, Inc.                 93,163
     9,962  Progress Software Corp. (b)             232,413
     8,930  Sourcefire, Inc. (b)                    277,009
     9,572  Synchronoss Technologies, Inc. (b)      319,896
    12,456  Taleo Corp., Class A (b)                448,541
   507,293  THQ, Inc. (b)                           339,836
     6,402  Tyler Technologies, Inc. (b)            224,902
                                              -------------
                                                  4,468,986
                                              -------------
            SPECIALTY RETAIL -- 6.1%
    27,697  Big 5 Sporting Goods Corp.              219,914
    43,319  Brown Shoe Co., Inc.                    409,365
     2,358  Buckle (The), Inc.                      102,880
     7,583  Cabela's, Inc. (b)                      197,765
    15,932  Cato (The) Corp., Class A               427,137
     5,443  Children's Place Retail Stores
               (The), Inc. (b)                      271,551
    14,994  Finish Line (The), Inc., Class A        317,123


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL (CONTINUED)
     7,806  Genesco, Inc. (b)                 $     476,712
     1,861  Group 1 Automotive, Inc.                 99,266
    17,557  Haverty Furniture Cos., Inc.            219,111
     8,533  Hibbett Sports, Inc. (b)                408,987
     3,953  JoS. A. Bank Clothiers, Inc. (b)        188,756
    28,988  Kirkland's, Inc. (b)                    433,950
     8,818  Lithia Motors, Inc., Class A            195,848
     5,458  Lumber Liquidators Holdings,
                Inc. (b)                            116,583
    11,896  Men's Wearhouse (The), Inc.             410,293
    22,441  Midas, Inc. (b)                         190,748
     4,970  Monro Muffler Brake, Inc.               208,442
   106,152  OfficeMax, Inc. (b)                     587,021
    35,049  Pep Boys-Manny, Moe & Jack (The)        525,735
    22,219  Select Comfort Corp. (b)                557,252
    26,033  Sonic Automotive, Inc., Class A         405,854
    34,696  Stage Stores, Inc.                      533,624
    70,768  Stein Mart, Inc. (b)                    513,068
     2,417  Vitamin Shoppe, Inc. (b)                103,303
    13,888  Zumiez, Inc. (b)                        396,641
                                              -------------
                                                  8,516,929
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 3.1%
    12,106  Carter's, Inc. (b)                      507,484
    19,577  Crocs, Inc. (b)                         372,355
    23,667  Iconix Brand Group, Inc. (b)            435,710
    55,843  Liz Claiborne, Inc. (b)                 519,340
    21,068  Maidenform Brands, Inc. (b)             421,360
    10,681  Oxford Industries, Inc.                 543,983
    33,891  Perry Ellis International, Inc. (b)     526,666
     8,381  Steven Madden, Ltd. (b)                 344,794
    13,937  True Religion Apparel, Inc. (b)         505,077
     2,704  Wolverine World Wide, Inc.              105,699
                                              -------------
                                                  4,282,468
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
                0.4%
    11,420  Brookline Bancorp, Inc.                 105,863
    15,299  Dime Community Bancshares, Inc.         210,820
    14,397  Provident Financial Services, Inc.      199,255
                                              -------------
                                                    515,938
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 0.5%
    10,962  Applied Industrial Technologies,
                Inc.                                422,914
     7,056  Kaman Corp.                             219,936
                                              -------------
                                                    642,850
                                              -------------
            WATER UTILITIES -- 0.1%
     2,762  American States Water Co.                99,902
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
    14,188  NTELOS Holdings Corp.                   323,912
    34,746  USA Mobility, Inc.                      491,656
                                              -------------
                                                    815,568
                                              -------------

                       See Notes to Financial Statements                 Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS -- 99.6%      $ 139,243,637
              (Cost $128,698,922)

            MONEY MARKET FUND -- 0.7%
   944,187  Morgan Stanley Institutional
                Treasury
              Money Market Fund - 0.01% (c)         944,187
             (Cost $944,187)                  -------------

            TOTAL INVESTMENTS -- 100.3%         140,187,824
              (Cost $129,643,109) (d)
            NET OTHER ASSETS AND
              LIABILITIES -- (0.3)%                (443,443)
                                              -------------
            NET ASSETS -- 100.0%              $ 139,744,381
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,802,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,258,191.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $139,243,637   $      --     $      --
Money Market Fund          944,187          --            --
                      --------------------------------------
Total Investments     $140,187,824   $      --     $      --
                      ======================================

* See Portfolio of Investments for industry breakout.


Page 48                See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.4%
    18,276  General Dynamics Corp.            $   1,263,968
    23,308  L-3 Communications Holdings, Inc.     1,648,808
    26,576  Northrop Grumman Corp.                1,542,737
    25,087  Raytheon Co.                          1,203,925
    32,821  Textron, Inc.                           836,279
     4,152  United Technologies Corp.               325,309
                                              -------------
                                                  6,821,026
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.7%
    14,534  FedEx Corp.                           1,329,716
                                              -------------
            AIRLINES -- 0.3%
    70,896  Southwest Airlines Co.                  679,184
                                              -------------
            AUTO COMPONENTS -- 0.3%
     9,521  BorgWarner, Inc. (b)                    710,552
                                              -------------
            BEVERAGES -- 1.5%
    23,540  Coca-Cola Enterprises, Inc.             630,637
    75,190  Constellation Brands, Inc.,
               Class A (b)                        1,571,471
    20,907  Molson Coors Brewing Co., Class B       896,701
                                              -------------
                                                  3,098,809
                                              -------------
            CAPITAL MARKETS -- 3.2%
     6,114  Ameriprise Financial, Inc.              327,405
    45,721  Bank of New York Mellon (The)
               Corp.                                920,364
    76,240  E*TRADE Financial Corp. (b)             624,406
    60,086  Federated Investors, Inc., Class B    1,026,269
    10,067  Goldman Sachs Group (The), Inc.       1,122,168
    15,104  Invesco Ltd.                            340,897
    25,234  Legg Mason, Inc.                        642,710
    80,220  Morgan Stanley                        1,496,103
                                              -------------
                                                  6,500,322
                                              -------------
            CHEMICALS -- 2.1%
     3,562  Air Products and Chemicals, Inc.        313,563
    31,652  Dow Chemical (The) Co.                1,060,658
    23,305  Eastman Chemical Co.                  1,172,708
    30,818  Mosaic (The) Co.                      1,724,883
                                              -------------
                                                  4,271,812
                                              -------------
            COMMERCIAL BANKS -- 2.5%
    23,855  Fifth Third Bancorp                     310,353
   165,811  Huntington Bancshares, Inc.             946,781
   157,833  KeyCorp                               1,226,362
     3,974  M&T Bank Corp.                          316,887
    15,785  PNC Financial Services Group, Inc.      930,052
    11,010  Wells Fargo & Co.                       321,602
    55,915  Zions Bancorporation                    941,609
                                              -------------
                                                  4,993,646
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 1.5%
    31,740  Avery Dennison Corp.              $     861,741
     8,717  Cintas Corp.                            322,965
    84,112  R.R. Donnelley & Sons Co.               955,512
    22,028  Republic Services, Inc.                 644,980
     9,276  Waste Management, Inc.                  322,434
                                              -------------
                                                  3,107,632
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 1.0%
    16,783  Cisco Systems, Inc.                     329,450
    43,123  Harris Corp.                          1,768,043
                                              -------------
                                                  2,097,493
                                              -------------
            COMPUTERS & PERIPHERALS -- 3.1%
    62,221  Dell, Inc. (b)                        1,072,068
    60,333  Hewlett-Packard Co.                   1,688,117
    46,996  Lexmark International, Inc.,
                Class A                           1,640,160
    50,216  Western Digital Corp. (b)             1,825,352
                                              -------------
                                                  6,225,697
                                              -------------
            CONSTRUCTION & ENGINEERING -- 0.2%
     7,477  Jacobs Engineering Group, Inc. (b)      334,671
                                              -------------
            CONSUMER FINANCE -- 1.2%
    28,700  Capital One Financial Corp.           1,313,025
    37,929  Discover Financial Services           1,030,910
                                              -------------
                                                  2,343,935
                                              -------------
            CONTAINERS & PACKAGING -- 1.4%
    20,175  Bemis Co., Inc.                         631,074
    31,314  Owens-Illinois, Inc. (b)                753,102
    70,525  Sealed Air Corp.                      1,405,563
                                              -------------
                                                  2,789,739
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                3.7%
    46,132  Citigroup, Inc.                       1,417,175
     2,490  CME Group, Inc.                         596,380
    36,503  JPMorgan Chase & Co.                  1,361,562
    68,345  Leucadia National Corp.               1,897,257
    37,140  NASDAQ OMX Group (The),
               Inc. (b)                             920,329
    46,503  NYSE Euronext                         1,235,120
                                              -------------
                                                  7,427,823
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.4%
    30,103  AT&T, Inc.                              885,329
    24,470  CenturyLink, Inc.                       906,124
   235,676  Frontier Communications Corp.         1,008,694
                                              -------------
                                                  2,800,147
                                              -------------

                       See Notes to Financial Statements                 Page 49

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES -- 3.5%
    22,036  American Electric Power Co., Inc. $     871,744
    27,585  Duke Energy Corp.                       587,836
    21,988  Edison International                    902,387
    16,615  Entergy Corp.                         1,152,749
    13,993  Exelon Corp.                            556,642
    13,699  FirstEnergy Corp.                       578,372
     8,412  Northeast Utilities                     292,317
    44,842  Pepco Holdings, Inc.                    881,594
    12,596  Pinnacle West Capital Corp.             595,287
    20,628  PPL Corp.                               573,252
                                              -------------
                                                  6,992,180
                                              -------------
            ELECTRICAL EQUIPMENT -- 0.3%
     5,604  Cooper Industries PLC                   331,308
     6,513  Emerson Electric Co.                    334,638
                                              -------------
                                                    665,946
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.9%
   119,736  Corning, Inc.                         1,541,002
    12,104  FLIR Systems, Inc.                      311,678
    46,302  Jabil Circuit, Inc.                   1,049,203
    65,137  Molex, Inc.                           1,722,222
    39,394  TE Connectivity Ltd.                  1,343,336
                                              -------------
                                                  5,967,441
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                2.6%
    31,953  Baker Hughes, Inc.                    1,569,851
    35,170  Halliburton Co.                       1,293,553
    69,996  Nabors Industries Ltd. (b)            1,303,325
    20,082  Noble Corp. (b)                         699,657
    10,004  Rowan Cos., Inc. (b)                    340,236
                                              -------------
                                                  5,206,622
                                              -------------
            FOOD & STAPLES RETAILING -- 2.2%
    14,881  CVS Caremark Corp.                      621,282
    25,056  Kroger (The) Co.                        595,331
    57,687  Safeway, Inc.                         1,267,960
   112,106  SUPERVALU, Inc.                         774,652
    36,713  Walgreen Co.                          1,224,746
                                              -------------
                                                  4,483,971
                                              -------------
            FOOD PRODUCTS -- 1.5%
    54,342  Archer-Daniels-Midland Co.            1,555,812
    75,299  Tyson Foods, Inc., Class A            1,403,573
                                              -------------
                                                  2,959,385
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.8%
   227,291  Boston Scientific Corp. (b)       $   1,354,654
    11,941  CareFusion Corp. (b)                    285,987
    20,224  Covidien PLC                          1,041,536
    23,799  Medtronic, Inc.                         917,928
                                              -------------
                                                  3,600,105
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.1%
    28,768  Aetna, Inc.                           1,257,162
    21,674  Cigna Corp.                             971,645
    51,175  Coventry Health Care, Inc. (b)        1,538,832
   177,446  Tenet Healthcare Corp. (b)              938,689
    23,459  WellPoint, Inc.                       1,508,883
                                              -------------
                                                  6,215,211
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                0.9%
    37,185  Carnival Corp.                        1,122,987
    13,314  Darden Restaurants, Inc.                610,713
                                              -------------
                                                  1,733,700
                                              -------------
            HOUSEHOLD DURABLES -- 0.8%
     7,977  Harman International Industries,
                Inc.                                336,630
    25,579  Whirlpool Corp.                       1,389,451
                                              -------------
                                                  1,726,081
                                              -------------
            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.8%
    15,298  Constellation Energy Group, Inc.        557,306
    66,983  NRG Energy, Inc. (b)                  1,130,673
                                              -------------
                                                  1,687,979
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 1.0%
     3,713  3M Co.                                  321,954
    16,942  General Electric Co.                    316,985
    25,984  Tyco International Ltd.               1,323,885
                                              -------------
                                                  1,962,824
                                              -------------
            INSURANCE -- 4.3%
    26,158  American International Group,
               Inc. (b)                             656,827
     3,976  Berkshire Hathaway, Inc.,
               Class B (b)                          311,599
    74,691  Hartford Financial Services Group
               (The), Inc.                        1,308,586
    62,499  Lincoln National Corp.                1,346,229
    38,927  MetLife, Inc.                         1,375,291
    24,669  Principal Financial Group, Inc.         673,711
    12,108  Prudential Financial, Inc.              693,062
    20,979  Torchmark Corp.                         958,111
    57,605  Unum Group                            1,315,122
                                              -------------
                                                  8,638,538
                                              -------------


Page 50                See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL -- 0.9%
    53,555  Expedia, Inc.                     $   1,733,575
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                0.3%
    37,623  Yahoo!, Inc. (b)                        582,028
                                              -------------
            IT SERVICES -- 0.8%
    22,823  Fidelity National Information
               Services, Inc.                       651,825
    24,689  SAIC, Inc. (b)                          317,501
    31,026  Total System Services, Inc.             665,197
                                              -------------
                                                  1,634,523
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.3%
    19,030  Hasbro, Inc.                            664,337
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                1.1%
    17,374  Agilent Technologies, Inc. (b)          737,874
    30,343  PerkinElmer, Inc.                       727,625
    13,495  Thermo Fisher Scientific, Inc. (b)      713,885
                                              -------------
                                                  2,179,384
                                              -------------
            MACHINERY -- 3.2%
    10,343  Cummins, Inc.                         1,075,672
    20,912  Eaton Corp.                           1,025,315
     6,111  Flowserve Corp.                         673,249
    19,488  Illinois Tool Works, Inc.             1,033,449
     8,098  PACCAR, Inc.                            357,932
    15,918  Parker Hannifin Corp.                 1,284,264
    11,989  Snap-on, Inc.                           677,498
    11,812  Xylem, Inc.                             306,049
                                              -------------
                                                  6,433,428
                                              -------------
            MEDIA -- 3.0%
    11,180  CBS Corp., Class B                      318,406
    38,393  Comcast Corp., Class A                1,020,870
   116,243  Gannett Co., Inc.                     1,647,163
    31,185  Interpublic Group of Cos. (The),
                Inc.                                322,141
    17,009  News Corp., Class A                     320,279
     4,773  Time Warner Cable, Inc.                 351,866
    16,792  Time Warner, Inc.                       622,312
    16,183  Walt Disney (The) Co.                   629,519
     2,416  Washington Post (The) Co., Class B      914,963
                                              -------------
                                                  6,147,519
                                              -------------
            METALS & MINING -- 2.4%
   179,673  Alcoa, Inc.                           1,825,478
    42,244  Freeport-McMoRan Copper &
               Gold, Inc.                         1,952,095
     7,668  Nucor Corp.                             341,149
    22,935  United States Steel Corp.               692,408
                                              -------------
                                                  4,811,130
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MULTILINE RETAIL -- 2.1%
    24,594  Kohl's Corp.                      $   1,131,078
    28,288  Macy's, Inc.                            953,023
    28,644  Sears Holdings Corp. (b)              1,207,345
    17,772  Target Corp.                            902,995
                                              -------------
                                                  4,194,441
                                              -------------
            MULTI-UTILITIES -- 4.6%
    27,477  Ameren Corp.                            869,372
    45,311  CenterPoint Energy, Inc.                836,894
    27,485  CMS Energy Corp.                        599,998
    22,291  DTE Energy Co.                        1,186,104
    11,201  Integrys Energy Group, Inc.             581,444
    12,744  NiSource, Inc.                          289,671
    22,084  PG&E Corp.                              897,935
    27,576  Public Service Enterprise Group,
                Inc.                                836,656
    13,468  SCANA Corp.                             603,771
    22,068  Sempra Energy                         1,255,669
    31,707  TECO Energy, Inc.                       572,311
     8,679  Wisconsin Energy Corp.                  295,086
    21,956  Xcel Energy, Inc.                       584,030
                                              -------------
                                                  9,408,941
                                              -------------
            OFFICE ELECTRONICS -- 0.7%
   195,248  Xerox Corp.                           1,513,172
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                12.1%
    44,557  Alpha Natural Resources, Inc. (b)       896,487
    17,158  Apache Corp.                          1,696,583
    69,725  Chesapeake Energy Corp.               1,473,289
    14,607  Chevron Corp.                         1,505,690
    21,328  ConocoPhillips                        1,454,783
     8,268  CONSOL Energy, Inc.                     295,498
    80,380  Denbury Resources, Inc. (b)           1,515,967
    25,067  Devon Energy Corp.                    1,599,525
    27,362  Hess Corp.                            1,540,481
    53,098  Marathon Oil Corp.                    1,666,746
    46,686  Marathon Petroleum Corp.              1,784,339
    27,883  Murphy Oil Corp.                      1,661,827
    41,192  Newfield Exploration Co. (b)          1,557,469
    12,953  Occidental Petroleum Corp.            1,292,321
    41,424  QEP Resources, Inc.                   1,186,383
    66,531  Tesoro Corp. (b)                      1,665,271
    73,832  Valero Energy Corp.                   1,771,230
                                              -------------
                                                 24,563,889
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.1%
    41,005  International Paper Co.               1,276,896
    30,394  MeadWestvaco Corp.                      894,799
                                              -------------
                                                  2,171,695
                                              -------------
            PERSONAL PRODUCTS -- 0.1%
    17,369  Avon Products, Inc.                     308,647
                                              -------------


                       See Notes to Financial Statements                 Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS -- 1.7%
    29,204  Eli Lilly & Co.                   $   1,160,567
    51,361  Forest Laboratories, Inc. (b)         1,632,252
     9,991  Hospira, Inc. (b)                       344,290
    14,022  Pfizer, Inc.                            300,071
                                              -------------
                                                  3,437,180
                                              -------------
            ROAD & RAIL -- 0.5%
    14,408  CSX Corp.                               324,900
    11,420  Ryder System, Inc.                      642,718
                                              -------------
                                                    967,618
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.8%
   287,809  Advanced Micro Devices, Inc. (b)      1,931,198
    16,961  Analog Devices, Inc.                    663,684
   145,114  Applied Materials, Inc.               1,782,000
    64,090  Intel Corp.                           1,693,258
   192,962  Micron Technology, Inc. (b)           1,464,582
    65,678  NVIDIA Corp. (b)                        970,064
   114,026  Teradyne, Inc. (b)                    1,864,325
    41,695  Texas Instruments, Inc.               1,350,084
                                              -------------
                                                 11,719,195
                                              -------------
            SOFTWARE -- 1.7%
    10,733  Adobe Systems, Inc. (b)                 332,186
     9,257  BMC Software, Inc. (b)                  335,474
    45,031  CA, Inc.                              1,160,899
    36,470  Compuware Corp. (b)                     285,925
    35,065  Microsoft Corp.                       1,035,469
    19,389  Symantec Corp. (b)                      333,297
                                              -------------
                                                  3,483,250
                                              -------------
            SPECIALTY RETAIL -- 3.3%
     6,213  Abercrombie & Fitch Co., Class A        285,425
    66,503  Best Buy Co., Inc.                    1,592,747
    64,408  GameStop Corp., Class A (b)           1,504,571
    65,430  Gap (The), Inc.                       1,241,862
    11,957  Lowe's Cos., Inc.                       320,806
   111,891  Staples, Inc.                         1,636,965
                                              -------------
                                                  6,582,376
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 1.1%
   139,831  MetroPCS Communications, Inc. (b)     1,236,106
   518,689  Sprint Nextel Corp. (b)               1,099,621
                                              -------------
                                                  2,335,727
                                              -------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $ 202,244,242
            (Cost $199,930,159) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  (29,179)
                                              -------------
            NET ASSETS -- 100.0%              $ 202,215,063
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,935,713 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,621,630.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $202,244,242  $       --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.




Page 52                See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUTIDED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 3.2%
    10,069  Boeing (The) Co.                  $     746,918
     7,961  Goodrich Corp.                          993,135
    18,117  Honeywell International, Inc.         1,051,511
     9,128  Lockheed Martin Corp.                   751,417
     2,987  Precision Castparts Corp.               488,912
                                              -------------
                                                  4,031,893
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.6%
    10,091  United Parcel Service, Inc.,
                Class B    763,384
                                              -------------
            AUTOMOBILES -- 0.4%
    12,667  Harley-Davidson, Inc.                   559,755
                                              -------------
            BEVERAGES -- 1.4%
     9,173  Brown-Forman Corp., Class B             744,939
     7,037  Coca-Cola (The) Co.                     475,209
     7,421  PepsiCo, Inc.                           487,337
                                              -------------
                                                  1,707,485
                                              -------------
            BIOTECHNOLOGY -- 1.7%
     7,668  Amgen, Inc.                             520,734
     6,712  Biogen Idec, Inc. (b)                   791,479
    10,924  Celgene Corp. (b)                       794,175
                                              -------------
                                                  2,106,388
                                              -------------
            BUILDING PRODUCTS -- 0.2%
    22,799  Masco Corp.                             275,184
                                              -------------
            CAPITAL MARKETS -- 0.6%
     2,762  BlackRock, Inc.                         502,684
     4,196  T. Rowe Price Group, Inc.               242,697
                                              -------------
                                                    745,381
                                              -------------
            CHEMICALS -- 6.2%
    15,765  Airgas, Inc.                          1,244,331
     8,491  CF Industries Holdings, Inc.          1,506,134
    10,754  E.I. du Pont de Nemours & Co.           547,271
    12,774  Ecolab, Inc.                            772,061
     8,584  FMC Corp.                               795,565
     3,411  Monsanto Co.                            279,872
     8,846  PPG Industries, Inc.                    792,425
     4,605  Praxair, Inc.                           489,051
    13,788  Sherwin-Williams (The) Co.            1,344,744
                                              -------------
                                                  7,771,454
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 1.8%
     4,640  F5 Networks, Inc. (b)                   555,593
    31,725  Motorola Mobility Holdings,
                Inc. (b)                          1,225,537
     9,001  QUALCOMM, Inc.                          529,439
                                              -------------
                                                  2,310,569
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.6%
     2,432  Apple, Inc. (b)                       1,110,159
    20,010  SanDisk Corp. (b)                       918,059
                                              -------------
                                                  2,028,218
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CONSUMER FINANCE -- 0.2%
     5,065  American Express Co.            $       253,959
                                              -------------
            CONTAINERS & PACKAGING -- 0.9%
    27,575  Ball Corp.                            1,082,594
                                              -------------
            DISTRIBUTORS -- 1.0%
    20,112  Genuine Parts Co.                     1,282,743
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                1.0%
    22,848  Apollo Group, Inc., Class A (b)       1,197,464
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                0.4%
    14,619  Moody's Corp.                           544,265
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.4%
    12,272  Verizon Communications, Inc.            462,164
                                              -------------
            ELECTRIC UTILITIES -- 1.0%
     3,925  NextEra Energy, Inc.                    234,911
     8,788  Progress Energy, Inc.                   477,452
    10,635  Southern (The) Co.                      484,531
                                              -------------
                                                  1,196,894
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.5%
    10,066  Rockwell Automation, Inc.               783,839
    11,336  Roper Industries, Inc.                1,058,669
                                              -------------
                                                  1,842,508
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                3.1%
    15,013  Cameron International Corp. (b)         798,692
    23,566  FMC Technologies, Inc. (b)            1,204,458
    21,091  Helmerich & Payne, Inc.               1,301,526
     7,242  National Oilwell Varco, Inc.            535,763
                                              -------------
                                                  3,840,439
                                              -------------
            FOOD & STAPLES RETAILING -- 2.6%
    11,818  Costco Wholesale Corp.                  972,267
    20,598  Wal-Mart Stores, Inc.                 1,263,893
    14,152  Whole Foods Market, Inc.              1,047,673
                                              -------------
                                                  3,283,833
                                              -------------
            FOOD PRODUCTS -- 4.1%
    12,184  General Mills, Inc.                     485,289
     4,421  H. J. Heinz Co.                         229,229
     7,969  Hershey (The) Co.                       486,746
    25,215  Hormel Foods Corp.                      725,688
     9,448  J.M. Smucker (The) Co.                  744,313
    32,947  Kraft Foods, Inc., Class A            1,261,870
     4,739  McCormick & Co., Inc.                   239,509
     3,477  Mead Johnson Nutrition Co.              257,611
    39,033  Sara Lee Corp.                          747,482
                                              -------------
                                                  5,177,737
                                              -------------

                       See Notes to Financial Statements                 Page 53

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUTIDED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            GAS UTILITIES -- 0.9%
    14,198  ONEOK, Inc.                       $   1,180,706
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.4%
     2,658  Intuitive Surgical, Inc. (b)          1,222,441
     7,335  Varian Medical Systems, Inc. (b)        483,156
                                              -------------
                                                  1,705,597
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.9%
     9,743  DaVita, Inc. (b)                        797,075
     5,347  Express Scripts, Inc. (b)               273,553
    14,049  Humana, Inc.                          1,250,642
     2,780  Laboratory Corp. of America
               Holdings (b)                         254,064
    13,212  Medco Health Solutions, Inc. (b)        819,408
     8,481  Quest Diagnostics, Inc.                 492,576
    19,430  UnitedHealth Group, Inc.              1,006,280
                                              -------------
                                                  4,893,598
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.2%
     3,901  Cerner Corp. (b)                        237,532
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                3.5%
     2,915  Chipotle Mexican Grill, Inc. (b)      1,070,650
     9,815  McDonald's Corp.                        972,176
    26,752  Starbucks Corp.                       1,282,223
    16,688  Yum! Brands, Inc.                     1,056,851
                                              -------------
                                                  4,381,900
                                              -------------
            HOUSEHOLD DURABLES -- 0.2%
    37,867  PulteGroup, Inc. (b)                    282,109
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.6%
     2,586  Colgate-Palmolive Co.                   234,602
     6,694  Kimberly-Clark Corp.                    479,023
                                              -------------
                                                    713,625
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.2%
     5,080  Danaher Corp.                           266,751
                                              -------------
            INSURANCE -- 2.2%
    11,381  Aflac, Inc.                             548,906
    15,781  Aon Corp.                               764,274
    10,669  Chubb (The) Corp.                       719,197
    12,482  Travelers (The) Cos., Inc.              727,700
                                              -------------
                                                  2,760,077
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.2%
       510  priceline.com, Inc. (b)                 270,035
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES --
                1.9%
     7,402  Akamai Technologies, Inc. (b)     $     238,714
     7,877  eBay, Inc. (b)                          248,913
     1,907  Google, Inc., Class A (b)             1,106,270
    20,676  VeriSign, Inc.                          766,253
                                              -------------
                                                  2,360,150
                                              -------------
            IT SERVICES -- 3.3%
     9,249  Accenture PLC, Class A                  530,338
    13,673  Automatic Data Processing, Inc.         749,007
     2,678  International Business Machines
               Corp.                                515,783
     3,302  MasterCard, Inc., Class A             1,174,092
     9,699  Visa, Inc., Class A                     976,107
    13,085  Western Union Co.                       249,923
                                              -------------
                                                  4,195,250
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.4%
    17,737  Mattel, Inc.                            549,847
                                              -------------
            MACHINERY -- 4.9%
    10,869  Caterpillar, Inc.                     1,186,025
    12,731  Deere & Co.                           1,096,776
    16,962  Dover Corp.                           1,075,560
     3,187  Joy Global, Inc.                        289,029
    21,538  Pall Corp.                            1,285,388
    18,207  Stanley Black & Decker, Inc.          1,277,767
                                              -------------
                                                  6,210,545
                                              -------------
            MEDIA -- 2.0%
     5,587  DIRECTV, Class A (b)                    251,471
    10,948  McGraw-Hill (The) Cos., Inc.            503,608
    22,089  Omnicom Group, Inc.                   1,007,479
    16,263  Viacom, Inc., Class B                   765,012
                                              -------------
                                                  2,527,570
                                              -------------
            METALS & MINING -- 0.2%
     3,832  Cliffs Natural Resources, Inc.          276,862
                                              -------------
            MULTILINE RETAIL -- 3.5%
    26,078  Big Lots, Inc. (b)                    1,029,820
    14,811  Dollar Tree, Inc. (b)                 1,256,121
    21,347  Family Dollar Stores, Inc.            1,191,163
    19,808  Nordstrom, Inc.                         978,119
                                              -------------
                                                  4,455,223
                                              -------------
            MULTI-UTILITIES -- 0.5%
     7,938  Consolidated Edison, Inc.               468,025
     4,501  Dominion Resources, Inc.                225,230
                                              -------------
                                                    693,255
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                8.1%
     9,675  Anadarko Petroleum Corp.                780,966
    25,946  Cabot Oil & Gas Corp.                   827,677


Page 54                See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUTIDED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS (CONTINUED)
    37,061  El Paso Corp.                     $     995,829
     9,997  EOG Resources, Inc.                   1,061,082
     4,361  EQT Corp.                               220,318
    14,522  Exxon Mobil Corp.                     1,216,072
    10,433  Noble Energy, Inc.                    1,050,290
    11,004  Pioneer Natural Resources Co.         1,092,697
    11,923  Range Resources Corp.                   685,811
    32,022  Spectra Energy Corp.                  1,008,373
    45,650  Williams (The) Cos., Inc.             1,315,633
                                              -------------
                                                 10,254,748
                                              -------------
            PERSONAL PRODUCTS -- 1.0%
    21,918  Estee Lauder (The) Cos., Inc.,
               Class A                            1,269,710
                                              -------------
            PHARMACEUTICALS -- 3.2%
    13,133  Abbott Laboratories                     711,152
     5,612  Allergan, Inc.                          493,351
    20,958  Bristol-Myers Squibb Co.                675,686
    13,059  Merck & Co., Inc.                       499,637
    34,413  Mylan, Inc. (b)                         714,070
     7,591  Perrigo Co.                             725,700
     3,961  Watson Pharmaceuticals, Inc. (b)        232,233
                                              -------------
                                                  4,051,829
                                              -------------
            PROFESSIONAL SERVICES -- 1.8%
     3,193  Dun & Bradstreet (The) Corp.            264,412
    19,064  Equifax, Inc.                           742,924
    43,249  Robert Half International, Inc.       1,197,565
                                              -------------
                                                  2,204,901
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                5.1%
    16,410  American Tower Corp., Class A         1,042,199
     3,771  AvalonBay Communities, Inc.             512,894
     2,399  Boston Properties, Inc.                 249,616
     4,190  Equity Residential                      249,515
    23,768  HCP, Inc.                               998,969
    18,058  Health Care REIT, Inc.                1,033,098
     5,492  Public Storage                          762,619
     5,728  Simon Property Group, Inc.              778,206
    13,395  Ventas, Inc.                            781,062
                                              -------------
                                                  6,408,178
                                              -------------
            ROAD & RAIL -- 1.6%
    13,515  Norfolk Southern Corp.                  975,783
     9,296  Union Pacific Corp.                   1,062,626
                                              -------------
                                                  2,038,409
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.7%
     6,441  Altera Corp.                            256,287
    25,510  KLA-Tencor Corp.                      1,304,326



SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
    13,441  Microchip Technology, Inc.        $     496,107
    29,810  Novellus Systems, Inc. (b)            1,405,542
                                              -------------
                                                  3,462,262
                                              -------------
            SOFTWARE -- 0.2%
     4,543  Intuit, Inc.                            256,407
                                              -------------
            SPECIALTY RETAIL -- 6.1%
     1,515  AutoZone, Inc. (b)                      527,038
     8,494  Bed Bath & Beyond, Inc. (b)             515,586
    29,279  Home Depot (The), Inc.                1,299,695
    24,404  Limited Brands, Inc.                  1,021,551
    15,396  O'Reilly Automotive, Inc. (b)         1,254,928
    25,897  Ross Stores, Inc.                     1,316,085
     3,605  Tiffany & Co.                           229,999
    19,069  TJX (The) Cos., Inc.                  1,299,362
     8,670  Urban Outfitters, Inc. (b)              229,755
                                              -------------
                                                  7,693,999
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 2.9%
     8,065  Coach, Inc.                             564,953
     7,664  NIKE, Inc., Class B                     796,979
     7,132  Ralph Lauren Corp.                    1,084,064
     7,754  VF Corp.                              1,019,574
                                              -------------
                                                  3,465,570
                                              -------------
            TOBACCO -- 1.5%
     8,058  Altria Group, Inc.                      228,847
     2,095  Lorillard, Inc.                         224,982
    15,684  Philip Morris International, Inc.     1,172,693
     5,768  Reynolds American, Inc.                 226,279
                                              -------------
                                                  1,852,801
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 2.0%
    28,225  Fastenal Co.                          1,317,543
     6,575  W.W. Grainger, Inc.                   1,254,115
                                              -------------
                                                  2,571,658
                                              -------------
            TOTAL INVESTMENTS -- 100.1%         125,955,415
            (Cost $114,867,033) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (69,176)
                                              -------------
            NET ASSETS -- 100.0%               125,886,239
                                              =============

                       See Notes to Financial Statements                 Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUTIDED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,570,723 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $482,341.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*        $125,955,415  $       --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.



Page 56                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.0%
     2,652  AAR Corp.                         $      56,196
     2,040  Alliant Techsystems, Inc.               121,196
     1,898  Ceradyne, Inc. (b)                       62,805
     1,130  Curtiss-Wright Corp.                     42,217
     1,619  Esterline Technologies Corp. (b)         99,002
    12,887  Exelis, Inc.                            128,741
     1,897  General Dynamics Corp.                  131,196
     2,417  L-3 Communications Holdings, Inc.       170,979
     2,756  Northrop Grumman Corp.                  159,986
     2,746  Orbital Sciences Corp. (b)               39,789
     2,602  Raytheon Co.                            124,870
     3,404  Textron, Inc.                            86,734
       431  United Technologies Corp.                33,769
                                              -------------
                                                  1,257,480
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
     1,507  FedEx Corp.                             137,875
     3,410  UTI Worldwide, Inc.                      50,775
                                              -------------
                                                    188,650
                                              -------------
            AIRLINES -- 0.5%
    17,430  JetBlue Airways Corp. (b)               103,360
     4,038  SkyWest, Inc.                            51,686
     7,353  Southwest Airlines Co.                   70,442
                                              -------------
                                                    225,488
                                              -------------
            AUTO COMPONENTS -- 0.5%
       988  BorgWarner, Inc. (b)                     73,734
       814  Drew Industries, Inc. (b)                21,140
     4,148  Spartan Motors, Inc.                     25,178
     1,521  Standard Motor Products, Inc.            31,469
     3,074  Superior Industries International,
                Inc.                                 55,855
                                              -------------
                                                    207,376
                                              -------------
            AUTOMOBILES -- 0.1%
     1,653  Thor Industries, Inc.                    50,681
                                              -------------
            BEVERAGES -- 0.8%
     2,441  Coca-Cola Enterprises, Inc.              65,394
     7,798  Constellation Brands, Inc.,
                Class A (b)                         162,978
     2,168  Molson Coors Brewing Co., Class B        92,986
                                              -------------
                                                    321,358
                                              -------------
            BUILDING PRODUCTS -- 0.1%
     2,185  Griffon Corp.                            21,784
       665  Quanex Building Products Corp.           10,926
       323  Universal Forest Products, Inc.          10,262
                                              -------------
                                                     42,972
                                              -------------
            CAPITAL MARKETS -- 2.6%
       634  Ameriprise Financial, Inc.               33,951
     4,742  Bank of New York Mellon (The)
               Corp.                                 95,456
     2,438  Calamos Asset Management, Inc.,
               Class A                               30,451


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS (CONTINUED)
     7,907  E*TRADE Financial Corp. (b)       $      64,758
       959  Eaton Vance Corp.                        24,637
     6,232  Federated Investors, Inc., Class B      106,443
     1,045  Goldman Sachs Group (The), Inc.         116,486
     1,566  Invesco Ltd.                             35,345
    18,483  Janus Capital Group, Inc.               145,461
     3,296  Jefferies Group, Inc.                    50,132
     2,617  Legg Mason, Inc.                         66,655
     8,320  Morgan Stanley                          155,168
     1,975  Piper Jaffray Cos. (b)                   43,944
     5,472  Prospect Capital Corp.                   56,471
     2,612  SEI Investments Co.                      47,982
     1,831  Waddell & Reed Financial, Inc.,
               Class A                               50,261
                                              -------------
                                                  1,123,601
                                              -------------
            CHEMICALS -- 2.7%
     1,441  A. Schulman, Inc.                        35,305
       370  Air Products and Chemicals, Inc.         32,571
     1,411  Cabot Corp.                              51,078
       635  Calgon Carbon Corp. (b)                  10,376
     2,030  Cytec Industries, Inc.                  101,216
     3,283  Dow Chemical (The) Co.                  110,013
     2,417  Eastman Chemical Co.                    121,624
     2,504  Kraton Performance Polymers,
               Inc. (b)                              71,214
     1,425  LSB Industries, Inc. (b)                 49,946
     1,603  Minerals Technologies, Inc.             101,710
     3,196  Mosaic (The) Co.                        178,880
     5,935  Olin Corp.                              131,757
     1,363  OM Group, Inc. (b)                       36,978
     4,401  PolyOne Corp.                            63,463
     1,374  Tredegar Corp.                           33,883
       714  Zep, Inc.                                11,695
                                              -------------
                                                  1,141,709
                                              -------------
            COMMERCIAL BANKS -- 2.9%
     2,030  Associated Banc-Corp.                    25,294
     2,056  BancorpSouth, Inc.                       23,089
     1,056  BBCN Bancorp, Inc. (b)                   10,687
     1,519  Cathay General Bancorp                   23,909
       513  City National Corp.                      23,536
       518  Columbia Banking System, Inc.            10,878
     1,148  East West Bancorp, Inc.                  25,210
     2,474  Fifth Third Bancorp                      32,187
     3,793  First Commonwealth Financial Corp.       21,013
       600  First Financial Bancorp                  10,428
     2,626  First Niagara Financial Group, Inc.      25,131
     1,499  FirstMerit Corp.                         23,519
     2,310  Fulton Financial Corp.                   21,460
     6,870  Hanmi Financial Corp. (b)                56,609
    17,197  Huntington Bancshares, Inc.              98,195
       366  Independent Bank Corp.                   10,153
     3,816  International Bancshares Corp.           73,343
    16,369  KeyCorp                                 127,187
       413  M&T Bank Corp.                           32,933


                       See Notes to Financial Statements                 Page 57

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
     1,183  National Penn Bancshares, Inc.    $      10,280
       451  NBT Bancorp, Inc.                        10,147
       857  Old National Bancorp                     10,087
     1,236  Pinnacle Financial Partners,
                Inc. (b)                             20,814
     1,638  PNC Financial Services Group, Inc.       96,511
       909  PrivateBancorp, Inc.                     12,853
       562  Prosperity Bancshares, Inc.              23,329
     1,021  S&T Bancorp, Inc.                        22,166
       367  Simmons First National Corp.,
               Class A                               10,111
     1,156  Sterling Bancorp                         11,040
     1,191  Susquehanna Bancshares, Inc.             10,886
     4,391  TCF Financial Corp.                      44,086
       259  Tompkins Financial Corp.                 10,474
       934  Trustmark Corp.                          22,014
       268  UMB Financial Corp.                      10,339
       806  Umpqua Holdings Corp.                     9,809
     2,224  Webster Financial Corp.                  47,149
     1,143  Wells Fargo & Co.                        33,387
       712  Wintrust Financial Corp.                 21,823
     5,799  Zions Bancorporation                     97,655
                                              -------------
                                                  1,209,721
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES -- 2.4%
     1,480  ABM Industries, Inc.                     32,116
     3,292  Avery Dennison Corp.                     89,378
     1,687  Brink's (The) Co.                        47,557
       905  Cintas Corp.                             33,530
       827  Consolidated Graphics, Inc. (b)          42,003
     4,449  Corrections Corp. of America (b)        104,685
     3,074  Deluxe Corp.                             78,602
     1,878  Encore Capital Group, Inc. (b)           44,133
     1,372  G&K Services, Inc., Class A              45,084
     2,382  Geo Group (The), Inc. (b)                41,876
     1,229  Herman Miller, Inc.                      25,956
       572  Mobile Mini, Inc. (b)                    11,898
     8,724  R.R. Donnelley & Sons Co.                99,105
     2,286  Republic Services, Inc.                  66,934
    17,125  Standard Register (The) Co.              34,421
     3,246  Sykes Enterprises, Inc. (b)              56,902
     1,414  Tetra Tech, Inc. (b)                     32,706
       704  UniFirst Corp.                           42,507
       613  United Stationers, Inc.                  19,818
     1,746  Viad Corp.                               35,322
       963  Waste Management, Inc.                   33,474
                                              -------------
                                                  1,018,007
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT -- 1.1%
     1,845  Arris Group, Inc. (b)             $      21,550
     1,814  Black Box Corp.                          56,089
     1,742  Cisco Systems, Inc.                      34,195
     1,395  Comtech Telecommunications Corp.         43,050
     1,789  Digi International, Inc. (b)             20,198
     4,472  Harris Corp.                            183,352
     3,087  Oplink Communications, Inc. (b)          57,819
     1,273  Plantronics, Inc.                        47,406
                                              -------------
                                                    463,659
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.8%
     6,453  Dell, Inc. (b)                          111,185
     6,257  Hewlett-Packard Co.                     175,071
     1,455  Intermec, Inc. (b)                       12,280
     4,874  Lexmark International, Inc.,
                Class A                             170,103
     6,042  QLogic Corp. (b)                        104,647
       637  Super Micro Computer, Inc. (b)           10,753
     5,208  Western Digital Corp. (b)               189,311
                                              -------------
                                                    773,350
                                              -------------
            CONSTRUCTION & ENGINEERING -- 0.8%
     5,670  AECOM Technology Corp. (b)              129,786
     1,988  Aegion Corp. (b)                         33,935
       954  Dycom Industries, Inc. (b)               20,387
       372  EMCOR Group, Inc.                        10,725
       776  Jacobs Engineering Group, Inc. (b)       34,734
     3,252  KBR, Inc.                               104,519
     3,000  Orion Marine Group, Inc. (b)             21,720
                                              -------------
                                                    355,806
                                              -------------
            CONSUMER FINANCE -- 0.6%
     2,977  Capital One Financial Corp.             136,198
     3,934  Discover Financial Services             106,926
                                              -------------
                                                    243,124
                                              -------------
            CONTAINERS & PACKAGING -- 1.1%
     2,092  Bemis Co., Inc.                          65,438
     1,537  Greif, Inc., Class A                     74,468
     3,248  Owens-Illinois, Inc. (b)                 78,114
     1,795  Packaging Corp. of America               50,511
     7,314  Sealed Air Corp.                        145,768
     1,376  Sonoco Products Co.                      43,069
                                              -------------
                                                    457,368
                                              -------------
            DISTRIBUTORS -- 0.2%
     6,016  VOXX International Corp.,
               Class A (b)                           76,524
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                0.9%
     6,378  Career Education Corp. (b)               64,482
     6,435  Lincoln Educational Services Corp.       56,178
     1,443  Matthews International Corp.,
               Class A                               47,561


Page 58                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
     1,370  Regis Corp.                       $      23,482
    15,961  School Specialty, Inc. (b)               51,394
     2,129  Service Corp. International              23,632
     2,453  Sotheby's                                82,249
     3,122  Universal Technical Institute,
               Inc. (b)                              43,552
                                              -------------
                                                    392,530
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                1.8%
     4,785  Citigroup, Inc.                         146,995
       259  CME Group, Inc.                          62,033
     3,786  JPMorgan Chase & Co.                    141,218
     7,088  Leucadia National Corp.                 196,763
     3,852  NASDAQ OMX Group (The), Inc. (b)         95,452
     4,823  NYSE Euronext                           128,099
                                              -------------
                                                    770,560
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.0%
     3,122  AT&T, Inc.                               91,818
     2,491  Cbeyond, Inc. (b)                        21,174
     2,538  CenturyLink, Inc.                        93,982
    24,443  Frontier Communications Corp.           104,616
     1,020  General Communication, Inc.,
               Class A (b)                           10,618
     2,601  Lumos Networks Corp.                     39,093
     4,756  Neutral Tandem, Inc. (b)                 58,451
                                              -------------
                                                    419,752
                                              -------------
            ELECTRIC UTILITIES -- 2.8%
       476  ALLETE, Inc.                             19,730
     2,285  American Electric Power Co., Inc.        90,394
     1,838  Cleco Corp.                              73,079
     2,861  Duke Energy Corp.                        60,968
     2,280  Edison International                     93,571
       881  El Paso Electric Co.                     30,659
     1,723  Entergy Corp.                           119,542
     1,452  Exelon Corp.                             57,760
     1,422  FirstEnergy Corp.                        60,037
     4,161  Great Plains Energy, Inc.                85,800
       856  Hawaiian Electric Industries, Inc.       22,213
     1,651  IDACORP, Inc.                            69,590
       873  Northeast Utilities                      30,337
     4,280  NV Energy, Inc.                          69,336
     4,651  Pepco Holdings, Inc.                     91,439
     1,307  Pinnacle West Capital Corp.              61,769
     2,139  PPL Corp.                                59,443
       827  Unisource Energy Corp.                   30,814
     2,431  Westar Energy, Inc.                      69,137
                                              -------------
                                                  1,195,618
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT -- 1.0%
       967  Brady Corp., Class A              $      31,302
       582  Cooper Industries PLC                    34,408
       676  Emerson Electric Co.                     34,733
     1,179  Encore Wire Corp.                        32,186
     1,536  EnerSys (b)                              44,513
     4,663  General Cable Corp. (b)                 143,900
     1,374  Regal-Beloit Corp.                       78,002
     3,832  Vicor Corp.                              34,220
                                              -------------
                                                    433,264
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.4%
       335  Anixter International, Inc. (b)          21,946
     3,117  Arrow Electronics, Inc. (b)             128,701
     3,751  Avnet, Inc. (b)                         130,797
       339  Badger Meter, Inc.                       10,896
     3,774  Benchmark Electronics, Inc. (b)          64,913
       928  Brightpoint, Inc. (b)                    10,876
    12,418  Corning, Inc.                           159,820
     4,337  CTS Corp.                                43,630
     2,106  Electro Scientific Industries, Inc.      31,969
     1,256  FLIR Systems, Inc.                       32,342
     3,847  Ingram Micro, Inc., Class A (b)          73,016
     3,325  Insight Enterprises, Inc. (b)            61,380
     4,802  Jabil Circuit, Inc.                     108,813
     1,092  Measurement Specialties, Inc. (b)        35,490
     1,502  Mercury Computer Systems, Inc. (b)       20,112
     3,679  Methode Electronics, Inc.                36,533
     6,756  Molex, Inc.                             178,629
     3,735  Newport Corp. (b)                        68,985
       779  Park Electrochemical Corp.               23,658
     1,457  Plexus Corp. (b)                         52,816
     3,943  RadiSys Corp. (b)                        23,776
     1,746  Rofin-Sinar Technologies, Inc. (b)       49,534
     1,083  Rogers Corp. (b)                         41,620
       555  ScanSource, Inc. (b)                     20,851
     1,670  SYNNEX Corp. (b)                         60,421
     4,086  TE Connectivity Ltd.                    139,333
     1,834  Tech Data Corp. (b)                      95,221
     3,641  TTM Technologies, Inc. (b)               44,675
    12,973  Vishay Intertechnology, Inc. (b)        159,308
                                              -------------
                                                  1,930,061
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                2.6%
     2,931  Atwood Oceanics, Inc. (b)               134,767
     3,314  Baker Hughes, Inc.                      162,817
       644  Bristow Group, Inc.                      31,595
     3,648  Halliburton Co.                         134,173
     4,227  Matrix Service Co. (b)                   49,202
     7,260  Nabors Industries Ltd. (b)              135,181
     2,084  Noble Corp.                              72,607
     5,837  Patterson-UTI Energy, Inc.              110,144
     1,038  Rowan Cos., Inc. (b)                     35,302
     2,460  Superior Energy Services, Inc. (b)       70,135


                       See Notes to Financial Statements                 Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
     1,069  TETRA Technologies, Inc. (b)      $       9,985
       460  Tidewater, Inc.                          24,771
     2,513  Unit Corp. (b)                          113,713
                                              -------------
                                                  1,084,392
                                              -------------
            FOOD & STAPLES RETAILING -- 1.4%
       915  Andersons (The), Inc.                    37,103
     1,543  CVS Caremark Corp.                       64,420
     2,599  Kroger (The) Co.                         61,752
     1,736  Nash Finch Co.                           50,709
       532  Ruddick Corp.                            21,461
     5,983  Safeway, Inc.                           131,506
     2,157  Spartan Stores, Inc.                     40,422
    11,627  SUPERVALU, Inc.                          80,343
     3,808  Walgreen Co.                            127,035
                                              -------------
                                                    614,751
                                              -------------
            FOOD PRODUCTS -- 1.4%
     5,636  Archer-Daniels-Midland Co.              161,359
       835  Cal-Maine Foods, Inc.                    31,697
     3,825  Darling International, Inc. (b)          58,446
       619  Diamond Foods, Inc.                      22,494
     1,195  Flowers Foods, Inc.                      23,123
       773  Seneca Foods Corp., Class A (b)          22,363
     4,803  Smithfield Foods, Inc. (b)              107,251
     7,810  Tyson Foods, Inc., Class A              145,578
                                              -------------
                                                    572,311
                                              -------------
            GAS UTILITIES -- 0.4%
     2,098  Atmos Energy Corp.                       67,996
       493  Laclede Group (The), Inc.                20,539
       408  National Fuel Gas Co.                    20,514
       208  Northwest Natural Gas Co.                 9,891
     1,541  UGI Corp.                                41,468
                                              -------------
                                                    160,408
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.9%
    23,573  Boston Scientific Corp. (b)             140,495
     1,238  CareFusion Corp. (b)                     29,650
       778  CONMED Corp. (b)                         22,873
     2,099  Covidien PLC                            108,098
     6,355  CryoLife, Inc. (b)                       33,936
     2,300  Greatbatch, Inc. (b)                     53,866
     2,077  Hill-Rom Holdings, Inc.                  68,562
     1,295  Hologic, Inc. (b)                        26,405
       648  Integra LifeSciences Holdings (b)        19,129
     3,325  Invacare Corp.                           56,791
     1,214  Masimo Corp. (b)                         25,980
     2,468  Medtronic, Inc.                          95,191
       746  Merit Medical Systems, Inc. (b)          10,526
     2,117  Natus Medical, Inc. (b)                  23,943


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
     1,074  Palomar Medical Technologies,
                Inc. (b)                      $       9,720
     1,521  STERIS Corp.                             45,752
     3,818  Symmetry Medical, Inc. (b)               28,673
       526  West Pharmaceutical Services, Inc.       21,292
                                              -------------
                                                    820,882
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.7%
     2,984  Aetna, Inc.                             130,401
     3,066  Almost Family, Inc. (b)                  57,763
     1,876  Bio-Reference Laboratories,
                Inc. (b)                             36,301
     2,248  Cigna Corp.                             100,778
     6,683  Community Health Systems, Inc. (b)      124,972
     5,307  Coventry Health Care, Inc. (b)          159,581
     1,797  Cross Country Healthcare, Inc. (b)       11,087
     1,068  Hanger Orthopedic Group, Inc. (b)        20,922
     6,149  Health Management Associates, Inc.,
               Class A (b)                           39,415
     7,411  Healthways, Inc. (b)                     56,027
     4,319  Kindred Healthcare, Inc. (b)             52,994
     3,139  LifePoint Hospitals, Inc. (b)           126,156
     2,722  Lincare Holdings, Inc.                   69,928
     1,788  Molina Healthcare, Inc. (b)              54,731
       816  Owens & Minor, Inc.                      24,815
     2,009  PharMerica Corp. (b)                     25,213
    18,404  Tenet Healthcare Corp. (b)               97,357
     1,802  Universal Health Services, Inc.,
               Class B                               74,405
     3,543  VCA Antech, Inc. (b)                     79,292
       864  WellCare Health Plans, Inc. (b)          51,633
     2,433  WellPoint, Inc.                         156,491
                                              -------------
                                                  1,550,262
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                2.1%
     2,702  Bob Evans Farms, Inc.                    95,462
     5,349  Boyd Gaming Corp. (b)                    46,911
       847  Brinker International, Inc.              21,895
     3,857  Carnival Corp.                          116,481
       773  Cheesecake Factory (The), Inc. (b)       22,865
     1,382  Darden Restaurants, Inc.                 63,392
     2,760  International Speedway Corp.,
               Class A                               71,180
       478  Jack in the Box, Inc. (b)                10,134
     3,164  Marcus (The) Corp.                       38,316
       582  Marriott Vacations Worldwide
               Corp. (b)                             12,077
     2,993  Monarch Casino & Resort, Inc. (b)        31,876
     5,556  O'Charley's, Inc. (b)                    36,058
       988  P.F. Chang's China Bistro, Inc.          32,169
     3,002  Pinnacle Entertainment, Inc. (b)         29,119
     1,440  Red Robin Gourmet Burgers, Inc. (b)      44,222
     7,368  Ruby Tuesday, Inc. (b)                   55,334


Page 60                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
     8,029  Ruth's Hospitality Group,
                Inc. (b)                      $      49,700
     2,047  Texas Roadhouse, Inc.                    31,033
     4,417  WMS Industries, Inc. (b)                 96,688
                                              -------------
                                                    904,912
                                              -------------
            HOUSEHOLD DURABLES -- 1.2%
     9,323  American Greetings Corp., Class A       133,972
       828  Harman International Industries,
                Inc.                                 34,942
     1,657  Helen of Troy Ltd. (b)                   53,306
     4,272  La-Z-Boy, Inc. (b)                       56,305
       758  Mohawk Industries, Inc. (b)              46,359
     3,013  Universal Electronics, Inc. (b)          55,740
     2,653  Whirlpool Corp.                         144,111
                                              -------------
                                                    524,735
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.1%
     4,796  Central Garden & Pet Co.,
               Class A (b)                           45,370
                                              -------------
            INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.4%
     1,588  Constellation Energy Group, Inc.         57,851
     6,947  NRG Energy, Inc. (b)                    117,265
                                              -------------
                                                    175,116
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.6%
       385  3M Co.                                   33,383
     1,757  General Electric Co.                     32,874
     1,169  Standex International Corp.              46,865
     2,695  Tyco International Ltd.                 137,310
                                              -------------
                                                    250,432
                                              -------------
            INSURANCE -- 4.5%
     2,457  American Financial Group, Inc.           90,098
     2,713  American International Group,
               Inc. (b)                              68,123
       429  AMERISAFE, Inc. (b)                      10,545
       413  Berkshire Hathaway, Inc.,
               Class B (b)                           32,367
     1,002  Brown & Brown, Inc.                      22,826
       225  Delphi Financial Group, Inc.,
               Class A                               10,015
       552  Employers Holdings, Inc.                  9,914
     4,393  Fidelity National Financial, Inc.,
               Class A                               79,909
     5,523  First American Financial Corp.           81,851
     7,746  Hartford Financial Services Group
               (The), Inc.                          135,710
     2,545  HCC Insurance Holdings, Inc.             70,649
     2,225  Horace Mann Educators Corp.              34,799
       776  Kemper Corp.                             23,101
     6,482  Lincoln National Corp.                  139,622


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
     2,856  Meadowbrook Insurance Group,
               Inc.                           $      28,474
     4,037  MetLife, Inc.                           142,627
     2,951  National Financial Partners
               Corp. (b)                             45,445
     3,994  Presidential Life Corp.                  44,533
     2,559  Principal Financial Group, Inc.          69,886
     4,017  Protective Life Corp.                   100,465
     1,257  Prudential Financial, Inc.               71,951
     2,232  Reinsurance Group of America, Inc.      121,622
       247  Safety Insurance Group, Inc.             10,352
       563  Selective Insurance Group, Inc.          10,123
     2,466  StanCorp Financial Group, Inc.           95,336
     3,455  Stewart Information Services Corp.       47,161
     2,176  Torchmark Corp.                          99,378
     1,978  Tower Group, Inc.                        42,705
     5,974  Unum Group                              136,386
     1,319  W. R. Berkley Corp.                      45,202
                                              -------------
                                                  1,921,175
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.5%
     5,554  Expedia, Inc.                           179,783
     1,544  Nutrisystem, Inc.                        18,374
     1,922  PetMed Express, Inc.                     23,967
                                              -------------
                                                    222,124
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                1.0%
     7,723  AOL, Inc. (b)                           125,190
     1,329  Digital River, Inc. (b)                  21,277
     8,824  Monster Worldwide, Inc. (b)              63,533
       997  Perficient, Inc. (b)                     11,097
     9,345  United Online, Inc.                      53,079
     4,296  ValueClick, Inc. (b)                     74,922
     3,902  Yahoo!, Inc. (b)                         60,364
                                              -------------
                                                    409,462
                                              -------------
            IT SERVICES -- 2.2%
     1,857  Acxiom Corp. (b)                         25,478
     1,006  Broadridge Financial Solutions,
                Inc.                                 24,114
     9,133  Convergys Corp. (b)                     121,560
     9,020  CoreLogic, Inc. (b)                     128,084
     2,075  CSG Systems International, Inc. (b)      33,760
     1,538  DST Systems, Inc.                        75,070
     2,367  Fidelity National Information
               Services, Inc.                        67,602
     7,739  Lender Processing Services, Inc.        128,700
     3,733  ManTech International Corp.,
               Class A                              131,215
     4,364  NCI, Inc., Class A (b)                   31,944
     2,561  SAIC, Inc. (b)                           32,934
     1,884  TeleTech Holdings, Inc. (b)              31,953
     3,218  Total System Services, Inc.              68,994
     1,379  Virtusa Corp. (b)                        22,050
                                              -------------
                                                    923,458
                                              -------------


                       See Notes to Financial Statements                 Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS --
                0.3%
       443  Arctic Cat, Inc. (b)              $      13,219
     1,975  Hasbro, Inc.                             68,947
     3,603  JAKKS Pacific, Inc.                      55,054
                                              -------------
                                                    137,220
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                0.8%
     2,439  Affymetrix, Inc. (b)                     11,732
     1,803  Agilent Technologies, Inc. (b)           76,574
     4,248  Cambrex Corp. (b)                        33,389
     8,508  eResearchTechnology, Inc. (b)            47,134
     3,147  PerkinElmer, Inc.                        75,465
     1,401  Thermo Fisher Scientific, Inc. (b)       74,113
                                              -------------
                                                    318,407
                                              -------------
            MACHINERY -- 4.5%
     1,345  Actuant Corp., Class A                   34,096
     2,109  AGCO Corp. (b)                          107,411
     1,320  Albany International Corp.,
                Class A                              31,706
       620  Astec Industries, Inc. (b)               20,968
       828  Barnes Group, Inc.                       20,940
     1,969  Briggs & Stratton Corp.                  30,736
     1,073  Cummins, Inc.                           111,592
     2,169  Eaton Corp.                             106,346
       926  EnPro Industries, Inc. (b)               32,697
     1,061  ESCO Technologies, Inc.                  31,904
       634  Flowserve Corp.                          69,848
     3,400  Harsco Corp.                             75,582
       611  IDEX Corp.                               24,758
     2,021  Illinois Tool Works, Inc.               107,174
     6,033  ITT Corp.                               131,157
     1,299  John Bean Technologies Corp.             21,317
       655  Kaydon Corp.                             22,349
     2,482  Kennametal, Inc.                        106,999
     2,102  Lydall, Inc. (b)                         19,801
       520  Mueller Industries, Inc.                 22,989
     1,101  Nordson Corp.                            49,919
     5,455  Oshkosh Corp. (b)                       132,447
       841  PACCAR, Inc.                             37,172
     1,652  Parker Hannifin Corp.                   133,283
     1,362  Pentair, Inc.                            50,149
     1,244  Snap-on, Inc.                            70,299
       753  SPX Corp.                                52,431
     1,677  Terex Corp. (b)                          33,205
     3,013  Timken (The) Co.                        147,125
     1,509  Trinity Industries, Inc.                 47,473
     1,226  Xylem, Inc.                              31,766
                                              -------------
                                                  1,915,639
                                              -------------
            MARINE -- 0.1%
     1,111  Alexander & Baldwin, Inc.                52,550
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MEDIA -- 2.9%
     1,160  CBS Corp., Class B                $      33,037
     3,982  Comcast Corp., Class A                  105,881
     4,265  Digital Generation, Inc. (b)             59,283
     7,028  DreamWorks Animation SKG, Inc.,
               Class A (b)                          124,747
     2,491  E.W. Scripps (The) Co., Class A (b)      21,099
    12,056  Gannett Co., Inc.                       170,834
     4,390  Harte-Hanks, Inc.                        42,364
     3,234  Interpublic Group of Cos. (The),
                Inc.                                 33,407
       511  John Wiley & Sons, Inc., Class A         23,194
     3,670  Live Nation Entertainment, Inc. (b)      37,728
     2,143  Meredith Corp.                           67,483
     1,765  News Corp., Class A                      33,235
     3,024  Scholastic Corp.                         89,238
       495  Time Warner Cable, Inc.                  36,491
     1,743  Time Warner, Inc.                        64,596
     4,713  Valassis Communications, Inc. (b)       107,221
     1,678  Walt Disney (The) Co.                    65,274
       251  Washington Post (The) Co., Class B       95,056
                                              -------------
                                                  1,210,168
                                              -------------
            METALS & MINING -- 2.5%
     4,218  A.M. Castle & Co. (b)                    43,741
     1,209  AK Steel Holding Corp.                   11,413
    18,635  Alcoa, Inc.                             189,332
       372  AMCOL International Corp.                10,624
     5,974  Century Aluminum Co. (b)                 59,919
     4,381  Freeport-McMoRan Copper &
               Gold, Inc.                           202,446
       218  Kaiser Aluminum Corp.                    10,765
     2,095  Materion Corp. (b)                       61,614
       796  Nucor Corp.                              35,414
     2,180  Olympic Steel, Inc.                      56,222
     1,861  Reliance Steel & Aluminum Co.            99,005
     6,892  Steel Dynamics, Inc.                    109,927
     2,379  United States Steel Corp.                71,822
     5,533  Worthington Industries, Inc.            101,863
                                              -------------
                                                  1,064,107
                                              -------------
            MULTILINE RETAIL -- 1.3%
     2,737  Fred's, Inc., Class A                    40,371
     2,551  Kohl's Corp.                            117,321
     2,934  Macy's, Inc.                             98,846
     4,648  Saks, Inc. (b)                           46,387
     2,971  Sears Holdings Corp. (b)                125,228
     1,843  Target Corp.                             93,643
    11,566  Tuesday Morning Corp. (b)                39,324
                                              -------------
                                                    561,120
                                              -------------
            MULTI-UTILITIES -- 2.9%
     2,850  Ameren Corp.                             90,174
     1,186  Avista Corp.                             30,053
     2,084  Black Hills Corp.                        70,356
     4,699  CenterPoint Energy, Inc.                 86,791


Page 62                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
     2,851  CMS Energy Corp.                  $      62,237
     2,312  DTE Energy Co.                          123,022
     1,163  Integrys Energy Group, Inc.              60,371
     3,261  MDU Resources Group, Inc.                69,720
     1,323  NiSource, Inc.                           30,072
       558  NorthWestern Corp.                       19,608
       483  NSTAR                                    21,701
     2,290  PG&E Corp.                               93,112
     2,860  Public Service Enterprise Group,
               Inc.                                  86,773
     1,398  SCANA Corp.                              62,672
     2,289  Sempra Energy                           130,244
     3,288  TECO Energy, Inc.                        59,348
     1,500  Vectren Corp.                            42,885
       901  Wisconsin Energy Corp.                   30,634
     2,277  Xcel Energy, Inc.                        60,568
                                              -------------
                                                  1,230,341
                                              -------------
            OFFICE ELECTRONICS -- 0.4%
    20,250  Xerox Corp.                             156,938
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                8.0%
     4,621  Alpha Natural Resources, Inc. (b)        92,975
     1,781  Apache Corp.                            176,105
     6,246  Arch Coal, Inc.                          90,130
     7,231  Chesapeake Energy Corp.                 152,791
     1,516  Chevron Corp.                           156,269
     5,924  Comstock Resources, Inc. (b)             71,325
     2,212  ConocoPhillips                          150,881
       858  CONSOL Energy, Inc.                      30,665
     8,336  Denbury Resources, Inc. (b)             157,217
     2,600  Devon Energy Corp.                      165,906
     2,332  Energen Corp.                           112,332
     6,689  Forest Oil Corp. (b)                     86,957
     2,838  Hess Corp.                              159,779
     4,984  HollyFrontier Corp.                     146,231
     5,507  Marathon Oil Corp.                      172,865
     4,842  Marathon Petroleum Corp.                185,061
     2,892  Murphy Oil Corp.                        172,363
     4,272  Newfield Exploration Co. (b)            161,524
     1,343  Occidental Petroleum Corp.              133,991
     8,261  Patriot Coal Corp. (b)                   62,784
     7,543  Penn Virginia Corp.                      34,924
       869  Petroleum Development Corp. (b)          27,052
     3,023  PetroQuest Energy, Inc. (b)              19,408
     4,296  QEP Resources, Inc.                     123,037
    17,381  Quicksilver Resources, Inc. (b)          87,079
     1,927  Stone Energy Corp. (b)                   54,052
     1,344  Swift Energy Co. (b)                     44,554
     6,900  Tesoro Corp. (b)                        172,707
     7,657  Valero Energy Corp.                     183,691
                                              -------------
                                                  3,384,655
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            PAPER & FOREST PRODUCTS -- 1.1%
     1,460  Domtar Corp.                      $     126,115
     4,253  International Paper Co.                 132,438
     3,230  KapStone Paper & Packaging
               Corp. (b)                             56,396
     3,152  MeadWestvaco Corp.                       92,795
     1,368  Neenah Paper, Inc.                       32,517
     3,693  Wausau Paper Corp.                       31,908
                                              -------------
                                                    472,169
                                              -------------
            PERSONAL PRODUCTS -- 0.2%
     1,801  Avon Products, Inc.                      32,004
     1,960  Inter Parfums, Inc.                      32,732
       886  Prestige Brands Holdings, Inc. (b)       11,376
                                              -------------
                                                     76,112
                                              -------------
            PHARMACEUTICALS -- 0.8%
     3,029  Eli Lilly & Co.                         120,373
     5,327  Forest Laboratories, Inc. (b)           169,292
     1,037  Hospira, Inc. (b)                        35,735
     1,455  Pfizer, Inc.                             31,137
                                              -------------
                                                    356,537
                                              -------------
            PROFESSIONAL SERVICES -- 0.4%
     3,716  Kelly Services, Inc., Class A            60,050
     4,102  Korn/Ferry International (b)             67,396
     1,750  Navigant Consulting, Inc. (b)            22,417
     1,885  Resources Connection, Inc.               23,412
       719  TrueBlue, Inc. (b)                       11,871
                                              -------------
                                                    185,146
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                0.4%
     1,003  Franklin Street Properties Corp.         10,221
     2,860  Getty Realty Corp.                       47,934
     1,361  SL Green Realty Corp.                   100,074
                                              -------------
                                                    158,229
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.1%
     2,016  Forestar Group, Inc. (b)                 32,095
       370  Jones Lang LaSalle, Inc.                 29,141
                                              -------------
                                                     61,236
                                              -------------
            ROAD & RAIL -- 0.7%
     1,584  Arkansas Best Corp.                      28,702
     1,555  Con-way, Inc.                            49,356
     1,494  CSX Corp.                                33,690
     1,397  Heartland Express, Inc.                  20,703
     1,277  Knight Transportation, Inc.              22,488
     1,185  Ryder System, Inc.                       66,692
     2,904  Werner Enterprises, Inc.                 75,881
                                              -------------
                                                    297,512
                                              -------------


                       See Notes to Financial Statements                 Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 6.5%
     4,738  Advanced Energy Industries,
               Inc. (b)                       $      50,412
    29,850  Advanced Micro Devices, Inc. (b)        200,294
     1,759  Analog Devices, Inc.                     68,830
    15,050  Applied Materials, Inc.                 184,814
    11,189  Atmel Corp. (b)                         108,645
     1,992  ATMI, Inc. (b)                           46,573
     4,950  Brooks Automation, Inc.                  53,064
     4,479  Cohu, Inc.                               58,809
     2,056  Cree, Inc. (b)                           52,284
     1,873  Diodes, Inc. (b)                         48,286
     9,686  Fairchild Semiconductor
               International, Inc. (b)              135,410
    21,360  Integrated Device Technology,
               Inc. (b)                             135,422
     6,647  Intel Corp.                             175,614
     6,005  International Rectifier Corp. (b)       136,914
     4,341  Intersil Corp., Class A                  48,880
     2,571  Kopin Corp. (b)                           9,975
    23,004  MEMC Electronic Materials,
               Inc. (b)                             105,128
     1,973  Micrel, Inc.                             22,808
    20,013  Micron Technology, Inc. (b)             151,899
     1,192  Microsemi Corp. (b)                      23,578
     1,435  MKS Instruments, Inc.                    43,265
     2,760  Nanometrics, Inc. (b)                    55,890
     6,812  NVIDIA Corp. (b)                        100,613
     4,008  Pericom Semiconductor Corp. (b)          32,064
     8,392  RF Micro Devices, Inc. (b)               41,876
     5,490  Rudolph Technologies, Inc. (b)           56,163
     5,588  Skyworks Solutions, Inc. (b)            120,589
     6,177  STR Holdings, Inc. (b)                   66,032
       529  Supertex, Inc. (b)                        9,776
    11,826  Teradyne, Inc. (b)                      193,355
     4,324  Texas Instruments, Inc.                 140,011
    10,439  TriQuint Semiconductor, Inc. (b)         62,530
                                              -------------
                                                  2,739,803
                                              -------------
            SOFTWARE -- 1.2%
     1,114  Adobe Systems, Inc. (b)                  34,478
       961  BMC Software, Inc. (b)                   34,827
     4,670  CA, Inc.                                120,393
     3,782  Compuware Corp. (b)                      29,651
     2,538  EPIQ Systems, Inc.                       30,938
     1,672  Mentor Graphics Corp. (b)                23,191
     3,637  Microsoft Corp.                         107,401
     1,032  Progress Software Corp. (b)              24,076
     2,011  Symantec Corp. (b)                       34,569
     1,667  Synopsys, Inc. (b)                       48,643
    52,502  THQ, Inc. (b)                            35,171
                                              -------------
                                                    523,338
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPECIALTY RETAIL -- 5.3%
     3,397  Aaron's, Inc.                     $      90,394
       645  Abercrombie & Fitch Co., Class A         29,631
     5,943  Aeropostale, Inc. (b)                    97,287
     4,577  American Eagle Outfitters, Inc.          64,490
     2,824  ANN, Inc. (b)                            68,510
     3,050  Ascena Retail Group, Inc. (b)           107,879
     3,130  Barnes & Noble, Inc. (b)                 37,779
     6,897  Best Buy Co., Inc.                      165,183
     2,922  Big 5 Sporting Goods Corp.               23,201
     4,483  Brown Shoe Co., Inc.                     42,364
       785  Cabela's, Inc. (b)                       20,473
     1,650  Cato (The) Corp., Class A                44,237
     8,136  Chico's FAS, Inc.                        93,076
     1,583  Finish Line (The), Inc., Class A         33,480
     2,935  Foot Locker, Inc.                        77,014
     6,680  GameStop Corp., Class A (b)             156,045
     6,786  Gap (The), Inc.                         128,798
       193  Group 1 Automotive, Inc. 10,295

     3,039  Guess?, Inc.                             91,170
     1,817  Haverty Furniture Cos., Inc.             22,676
       913  Lithia Motors, Inc., Class A             20,278
     1,241  Lowe's Cos., Inc.                        33,296
       565  Lumber Liquidators Holdings,
               Inc. (b)                              12,068
     1,232  Men's Wearhouse (The), Inc.              42,492
    42,155  Office Depot, Inc. (b)                  115,083
    11,197  OfficeMax, Inc. (b)                      61,919
     3,627  Pep Boys-Manny, Moe & Jack (The)         54,405
    12,011  RadioShack Corp.                         86,239
     2,450  Rent-A-Center, Inc.                      82,859
     2,694  Sonic Automotive, Inc., Class A          42,000
     3,660  Stage Stores, Inc.                       56,291
    11,605  Staples, Inc.                           169,781
     7,465  Stein Mart, Inc. (b)                     54,121
                                              -------------
                                                  2,234,814
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 0.6%
     2,065  Crocs, Inc. (b)                          39,276
     2,073  Hanesbrands, Inc. (b)                    50,996
     2,449  Iconix Brand Group, Inc. (b)             45,086
     2,180  Maidenform Brands, Inc. (b)              43,600
     3,575  Perry Ellis International, Inc. (b)      55,556
       824  Skechers U.S.A., Inc., Class A (b)       10,020
                                              -------------
                                                    244,534
                                              -------------
            THRIFTS & MORTGAGE FINANCE --
                0.4%
     5,338  Astoria Financial Corp.                  44,466
     1,183  Brookline Bancorp, Inc.                  10,966
     1,583  Dime Community Bancshares, Inc.          21,814
     3,663  New York Community Bancorp, Inc.         46,484
     1,491  Provident Financial Services, Inc.       20,635
     1,621  Washington Federal, Inc.                 25,547
                                              -------------
                                                    169,912
                                              -------------

Page 64                See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TOBACCO -- 0.2%
     1,524  Universal Corp.                   $      68,397
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 0.1%
       731  Kaman Corp.                              22,785
       647  Lawson Products, Inc.                    10,863
                                              -------------
                                                     33,648
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 0.8%
    14,502  MetroPCS Communications, Inc. (b)       128,198
     1,498  NTELOS Holdings Corp.                    34,199
    53,795  Sprint Nextel Corp. (b)                 114,045
     3,665  USA Mobility, Inc.                       51,860
                                              -------------
                                                    328,302
                                              -------------
            TOTAL COMMON STOCKS -- 100.0%
            (Cost $40,761,670)                   42,459,283

            MONEY MARKET FUND -- 0.0%
     8,840  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (c)                                 8,840
            (Cost $8,840)                     -------------

            TOTAL INVESTMENTS -- 100.0%          42,468,123
              (Cost $40,770,510) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (17,783)
                                              -------------
            NET ASSETS -- 100.0%              $  42,450,340
                                              =============



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,212,124 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,514,511.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*         $42,459,283  $       --    $       --
Money Market Fund            8,840          --            --
                      --------------------------------------
Total Investments      $42,468,123  $       --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.


                       See Notes to Financial Statements                 Page 65

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 2.6%
       581  Aerovironment, Inc. (b)           $      16,192
     1,514  BE Aerospace, Inc. (b)                   63,891
     1,049  Boeing (The) Co.                         77,815
       828  Goodrich Corp.                          103,293
     1,888  Honeywell International, Inc.           109,579
       950  Lockheed Martin Corp.                    78,204
       832  Moog, Inc., Class A (b)                  35,460
       310  Precision Castparts Corp.                50,741
       487  Teledyne Technologies, Inc. (b)          27,642
     1,738  Triumph Group, Inc.                     108,747
                                              -------------
                                                    671,564
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.5%
       571  Forward Air Corp.                        19,985
       823  Hub Group, Inc., Class A (b)             28,171
     1,050  United Parcel Service, Inc.,
                Class B                              79,433
                                              -------------
                                                    127,589
                                              -------------
            AIRLINES -- 0.5%
     1,353  Alaska Air Group, Inc. (b)              103,004
       501  Allegiant Travel Co. (b)                 27,540
                                              -------------
                                                    130,544
                                              -------------
            AUTO COMPONENTS -- 0.1%
     1,373  Gentex Corp.                             36,892
                                              -------------
            AUTOMOBILES -- 0.2%
     1,320  Harley-Davidson, Inc.                    58,331
                                              -------------
            BEVERAGES -- 1.0%
       245  Boston Beer (The) Co., Inc.,
               Class A (b)                           24,512
       956  Brown-Forman Corp., Class B              77,637
       732  Coca-Cola (The) Co.                      49,432
       635  Monster Beverage Corp. (b)               66,364
       772  PepsiCo, Inc.                            50,697
                                              -------------
                                                    268,642
                                              -------------
            BIOTECHNOLOGY -- 1.0%
       798  Amgen, Inc.                              54,192
       698  Biogen Idec, Inc. (b)                    82,308
     1,137  Celgene Corp. (b)                        82,660
       462  Cubist Pharmaceuticals, Inc. (b)         18,859
       412  United Therapeutics Corp. (b)            20,262
                                              -------------
                                                    258,281
                                              -------------
            BUILDING PRODUCTS -- 0.5%
       221  A.O. Smith Corp.                          9,388
     1,303  AAON, Inc.                               26,386
     2,375  Masco Corp.                              28,666
     2,459  NCI Building Systems, Inc. (b)           28,795
       793  Simpson Manufacturing Co., Inc.          25,677
                                              -------------
                                                    118,912
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CAPITAL MARKETS -- 0.6%
       610  Affiliated Managers Group,
                Inc. (b)                      $      61,311
       287  BlackRock, Inc.                          52,234
       399  Financial Engines, Inc. (b)               9,556
       277  Stifel Financial Corp. (b)                9,989
       437  T. Rowe Price Group, Inc.                25,276
                                              -------------
                                                    158,366
                                              -------------
            CHEMICALS -- 5.1%
     1,642  Airgas, Inc.                            129,603
       378  Albemarle Corp.                          24,309
     3,430  American Vanguard Corp.                  51,553
       219  Balchem Corp.                             8,287
       885  CF Industries Holdings, Inc.            156,981
     1,121  E.I. du Pont de Nemours & Co.            57,048
     1,331  Ecolab, Inc.                             80,446
       893  FMC Corp.                                82,763
     1,157  H.B. Fuller Co.                          33,113
       495  Hawkins, Inc.                            19,602
     1,064  Koppers Holdings, Inc.                   40,421
       354  Monsanto Co.                             29,046
       513  NewMarket Corp.                         110,905
       922  PPG Industries, Inc.                     82,593
       480  Praxair, Inc.                            50,976
       940  Quaker Chemical Corp.                    41,642
     1,072  Sensient Technologies Corp.              42,473
     1,437  Sherwin-Williams (The) Co.              140,151
       571  Stepan Co.                               49,072
     2,606  Valspar (The) Corp.                     112,683
                                              -------------
                                                  1,343,667
                                              -------------
            COMMERCIAL BANKS -- 1.0%
     1,544  Bank of the Ozarks, Inc.                 43,217
       319  Community Bank System, Inc.               8,728
       267  First Financial Bankshares, Inc.          9,099
     1,032  Home Bancshares, Inc.                    26,894
     1,354  Signature Bank (b)                       78,735
       851  SVB Financial Group (b)                  49,392
     1,196  Texas Capital Bancshares, Inc. (b)       37,937
                                              -------------
                                                    254,002
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 1.1%
     1,594  Clean Harbors, Inc. (b)                 101,139
     1,224  Copart, Inc. (b)                         57,577
     1,035  Healthcare Services Group, Inc.          19,344
     1,769  Mine Safety Appliances Co.               60,394
     1,828  Rollins, Inc.                            39,101
       589  Waste Connections, Inc.                  19,030
                                              -------------
                                                    296,585
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                1.2%
       349  Blue Coat Systems, Inc. (b)               8,990
       483  F5 Networks, Inc. (b)                    57,834


Page 66                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT (CONTINUED)
     3,305  Motorola Mobility Holdings,
               Inc. (b)                       $     127,672
       795  NETGEAR, Inc. (b)                        31,657
       938  QUALCOMM, Inc.                           55,173
       579  ViaSat, Inc. (b)                         27,526
                                              -------------
                                                    308,852
                                              -------------
            COMPUTERS & PERIPHERALS -- 1.0%
       252  Apple, Inc. (b)                         115,033
     2,085  SanDisk Corp. (b)                        95,660
       601  Stratasys, Inc. (b)                      22,087
       607  Synaptics, Inc. (b)                      23,254
                                              -------------
                                                    256,034
                                              -------------
            CONSUMER FINANCE -- 0.3%
       528  American Express Co.                     26,474
       190  Cash America International, Inc.          8,333
       498  World Acceptance Corp. (b)               31,733
                                              -------------
                                                     66,540
                                              -------------
            CONTAINERS & PACKAGING -- 1.1%
     1,122  AptarGroup, Inc.                         58,815
     2,873  Ball Corp.                              112,794
     1,408  Rock-Tenn Co., Class A                   87,099
     1,050  Silgan Holdings, Inc.                    43,638
                                              -------------
                                                    302,346
                                              -------------
            DISTRIBUTORS -- 1.0%
     2,095  Genuine Parts Co.                       133,619
     3,377  LKQ Corp. (b)                           110,090
       887  Pool Corp.                               30,185
                                              -------------
                                                    273,894
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                0.7%
       617  American Public Education, Inc. (b)      24,803
     2,381  Apollo Group, Inc., Class A (b)         124,788
       194  Coinstar, Inc. (b)                        9,648
       819  Hillenbrand, Inc.                        19,206
                                              -------------
                                                    178,445
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                0.2%
     1,523  Moody's Corp.                            56,701
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.4%
       936  Atlantic Tele-Network, Inc.              33,781
     1,008  tw telecom, Inc. (b)                     20,311
     1,279  Verizon Communications, Inc.             48,167
                                              -------------
                                                    102,259
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRIC UTILITIES -- 0.6%
       253  Central Vermont Public Service
               Corp.                          $       8,898
       409  NextEra Energy, Inc.                     24,479
       916  Progress Energy, Inc.                    49,766
     1,107  Southern (The) Co.                       50,435
     1,035  UIL Holdings Corp.                       35,790
                                              -------------
                                                    169,368
                                              -------------
            ELECTRICAL EQUIPMENT -- 2.5%
     1,106  Acuity Brands, Inc.                      64,402
     1,392  AMETEK, Inc.                             65,424
       804  AZZ, Inc.                                39,468
     1,100  Belden, Inc.                             43,131
       613  Franklin Electric Co., Inc.              30,687
     1,215  Hubbell, Inc., Class B                   87,431
     1,049  Rockwell Automation, Inc.                81,686
     1,181  Roper Industries, Inc.                  110,294
     1,860  Thomas & Betts Corp. (b)                132,785
                                              -------------
                                                    655,308
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.3%
     1,023  Cognex Corp.                             42,506
       995  FARO Technologies, Inc. (b)              54,009
     1,122  FEI Co. (b)                              49,435
       897  MTS Systems Corp.                        41,163
       752  National Instruments Corp.               20,236
       937  OSI Systems, Inc. (b)                    50,345
     1,872  Trimble Navigation Ltd. (b)              87,666
                                              -------------
                                                    345,360
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                3.4%
     1,858  Basic Energy Services, Inc. (b)          33,463
     1,564  Cameron International Corp. (b)          83,205
       328  CARBO Ceramics, Inc.                     31,898
       813  Dresser-Rand Group, Inc. (b)             41,650
     2,455  FMC Technologies, Inc. (b)              125,475
     5,143  Helix Energy Solutions Group,
                Inc. (b)                             84,602
     2,197  Helmerich & Payne, Inc.                 135,577
       590  Hornbeck Offshore Services,
                Inc. (b)                             19,287
       271  Lufkin Industries, Inc.                  20,385
       754  National Oilwell Varco, Inc.             55,781
     2,202  Oceaneering International, Inc.         106,995
     1,330  Oil States International, Inc. (b)      105,988
       115  OYO Geospace Corp. (b)                   10,121
     3,781  Pioneer Drilling Co. (b)                 33,726
                                              -------------
                                                    888,153
                                              -------------
            FOOD & STAPLES RETAILING -- 1.6%
       887  Casey's General Stores, Inc.             45,184


                       See Notes to Financial Statements                 Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
                (CONTINUED)
     1,230  Costco Wholesale Corp.            $     101,192
       667  United Natural Foods, Inc. (b)           29,381
     2,146  Wal-Mart Stores, Inc.                   131,679
     1,474  Whole Foods Market, Inc.                109,120
                                              -------------
                                                    416,556
                                              -------------
            FOOD PRODUCTS -- 3.9%
     1,521  B&G Foods, Inc., Class A                 34,466
     1,782  Calavo Growers, Inc.                     48,470
     1,931  Corn Products International, Inc.       107,151
     1,268  General Mills, Inc.                      50,505
       461  H. J. Heinz Co.                          23,903
     1,248  Hain Celestial Group (The),
                Inc. (b)                             48,160
       829  Hershey (The) Co.                        50,635
     2,627  Hormel Foods Corp.                       75,605
       342  J & J Snack Foods Corp.                  17,452
       983  J.M. Smucker (The) Co.                   77,441
     3,433  Kraft Foods, Inc., Class A              131,484
       844  Lancaster Colony Corp.                   58,650
       494  McCormick & Co., Inc.                    24,967
       361  Mead Johnson Nutrition Co.               26,747
       949  Ralcorp Holdings, Inc. (b)               82,990
       364  Sanderson Farms, Inc.                    18,542
     4,067  Sara Lee Corp.                           77,883
     1,188  Snyder's-Lance, Inc.                     27,312
       560  TreeHouse Foods, Inc. (b)                31,662
                                              -------------
                                                  1,014,025
                                              -------------
            GAS UTILITIES -- 1.1%
       743  New Jersey Resources Corp.               35,456
     1,479  ONEOK, Inc.                             122,994
       261  Piedmont Natural Gas Co., Inc.            8,592
     2,046  Questar Corp.                            39,447
       156  South Jersey Industries, Inc.             8,561
       431  Southwest Gas Corp.                      18,016
     1,325  WGL Holdings, Inc.                       56,511
                                              -------------
                                                    289,577
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 2.2%
       321  Abaxis, Inc. (b)                          8,693
     1,543  Align Technology, Inc. (b)               36,353
       638  Analogic Corp.                           36,194
     1,638  Cantel Medical Corp.                     51,712
       276  Cooper (The) Cos., Inc.                  19,910
       546  Cyberonics, Inc. (b)                     17,745
       407  ICU Medical, Inc. (b)                    18,913
       253  IDEXX Laboratories, Inc. (b)             21,401
       276  Intuitive Surgical, Inc. (b)            126,935
       848  SonoSite, Inc. (b)                       45,716
     1,823  SurModics, Inc. (b)                      26,288
       662  Teleflex, Inc.                           40,508
       582  Thoratec Corp. (b)                       17,111


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                (CONTINUED)
       763  Varian Medical Systems, Inc. (b)  $      50,259
       723  Zoll Medical Corp. (b)                   49,583
                                              -------------
                                                    567,321
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 4.2%
       542  Air Methods Corp. (b)                    45,691
     1,719  AMERIGROUP Corp. (b)                    116,909
     1,025  AmSurg Corp. (b)                         26,394
     1,127  Catalyst Health Solutions, Inc. (b)      61,714
     1,156  Centene Corp. (b)                        52,251
       517  CorVel Corp. (b)                         25,168
     1,015  DaVita, Inc. (b)                         83,037
       364  Ensign Group (The), Inc.                  9,650
       557  Express Scripts, Inc. (b)                28,496
       630  Henry Schein, Inc. (b)                   44,661
     3,176  HMS Holdings Corp. (b)                  104,840
     1,464  Humana, Inc.                            130,325
       801  IPC Hospitalist (The) Co. (b)            26,986
       290  Laboratory Corp. of America
               Holdings (b)                          26,503
     1,376  Medco Health Solutions, Inc. (b)         85,339
       564  MEDNAX, Inc. (b)                         40,168
       274  MWI Veterinary Supply, Inc. (b)          21,512
       757  PSS World Medical, Inc. (b)              18,372
       884  Quest Diagnostics, Inc.                  51,343
     2,024  UnitedHealth Group, Inc.                104,823
                                              -------------
                                                  1,104,182
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.3%
     2,145  Allscripts Healthcare Solutions,
               Inc. (b)                              41,012
       405  Cerner Corp. (b)                         24,661
     1,108  Omnicell, Inc. (b)                       17,152
                                              -------------
                                                     82,825
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                3.6%
       494  Bally Technologies, Inc. (b)             20,857
        50  Biglari Holdings, Inc. (b)               19,797
       196  BJ's Restaurants, Inc. (b)                9,806
       542  Buffalo Wild Wings, Inc. (b)             36,075
       303  Chipotle Mexican Grill, Inc. (b)        111,289
       530  Cracker Barrel Old Country Store,
               Inc.                                  27,809
     1,738  Life Time Fitness, Inc. (b)              85,405
     1,023  McDonald's Corp.                        101,328
     5,762  Multimedia Games Holding Co.,
               Inc. (b)                              43,503
       717  Panera Bread Co., Class A (b)           106,295
       970  Papa John's International, Inc. (b)      37,578
       291  Peet's Coffee & Tea, Inc. (b)            17,699
     4,188  Scientific Games Corp., Class A (b)      46,864


Page 68                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
     2,281  Shuffle Master, Inc. (b)          $      29,197
     2,787  Starbucks Corp.                         133,581
     1,739  Yum! Brands, Inc.                       110,131
                                              -------------
                                                    937,214
                                              -------------
            HOUSEHOLD DURABLES -- 0.4%
       644  Blyth, Inc.                              40,540
       297  iRobot Corp. (b)                          9,813
     3,945  PulteGroup, Inc. (b)                     29,390
       565  Ryland Group (The), Inc.                 10,283
       348  Tupperware Brands Corp.                  21,868
                                              -------------
                                                    111,894
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.6%
       427  Church & Dwight Co., Inc.                19,373
       268  Colgate-Palmolive Co.                    24,313
       755  Energizer Holdings, Inc. (b)             58,226
       697  Kimberly-Clark Corp.                     49,877
                                              -------------
                                                    151,789
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
     2,293  Carlisle Cos., Inc.                     109,445
       529  Danaher Corp.                            27,778
                                              -------------
                                                    137,223
                                              -------------
            INSURANCE -- 1.6%
     1,186  Aflac, Inc.                              57,201
     1,644  Aon Corp.                                79,619
     2,430  Arthur J. Gallagher & Co.                81,016
     1,112  Chubb (The) Corp.                        74,960
       606  eHealth, Inc. (b)                         9,805
       323  Infinity Property & Casualty Corp.       18,824
       186  Navigators Group (The), Inc. (b)          8,887
       111  ProAssurance Corp.                        9,061
       250  RLI Corp.                                17,830
     1,300  Travelers (The) Cos., Inc.               75,790
                                              -------------
                                                    432,993
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.4%
     2,241  HSN, Inc.                                79,981
        53  priceline.com, Inc. (b)                  28,063
                                              -------------
                                                    108,044
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                2.3%
       770  Akamai Technologies, Inc. (b)            24,832
       419  comScore, Inc. (b)                        9,281
     1,678  DealerTrack Holdings, Inc. (b)           45,860
       820  eBay, Inc. (b)                           25,912
       578  Equinix, Inc. (b)                        69,337
       198  Google, Inc., Class A (b)               114,862
     2,432  InfoSpace, Inc. (b)                      29,938


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INTERNET SOFTWARE & SERVICES
                (CONTINUED)
       317  j2 Global, Inc.                   $       8,546
       992  Liquidity Services, Inc. (b)             34,234
     1,458  LivePerson, Inc. (b)                     17,496
       230  LogMeIn, Inc. (b)                         9,161
     1,889  Rackspace Hosting, Inc. (b)              82,001
     1,401  Stamps.com, Inc. (b)                     43,445
     2,154  VeriSign, Inc.                           79,827
                                              -------------
                                                    594,732
                                              -------------
            IT SERVICES -- 3.6%
       964  Accenture PLC, Class A                   55,276
       783  Alliance Data Systems Corp. (b)          86,756
     1,425  Automatic Data Processing, Inc.          78,061
       326  CACI International, Inc.,
                Class A (b)                          19,133
     1,353  Cardtronics, Inc. (b)                    34,569
       856  Global Payments, Inc.                    42,817
     1,878  Heartland Payment Systems, Inc.          45,072
       483  Higher One Holdings, Inc. (b)             8,182
     1,699  iGATE Corp. (b)                          30,956
       278  International Business Machines
               Corp.                                 53,543
     1,743  Jack Henry & Associates, Inc.            59,611
       343  MasterCard, Inc., Class A               121,961
       646  MAXIMUS, Inc.                            29,089
     2,972  NeuStar, Inc., Class A (b)              108,508
     1,009  Visa, Inc., Class A                     101,546
     1,363  Western Union Co.                        26,033
       842  Wright Express Corp. (b)                 46,074
                                              -------------
                                                    947,187
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.9%
     1,480  Brunswick Corp.                          31,583
     1,848  Mattel, Inc.                             57,288
     1,451  Polaris Industries, Inc.                 93,444
     1,367  Sturm, Ruger & Co., Inc.                 54,202
                                              -------------
                                                    236,517
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                0.1%
       132  Mettler-Toledo International,
                Inc. (b)                             23,166
                                              -------------
            MACHINERY -- 5.9%
       970  Cascade Corp.                            55,115
     1,131  Caterpillar, Inc.                       123,415
       518  CIRCOR International, Inc.               19,637
     1,172  CLARCOR, Inc.                            60,253
     1,740  Crane Co.                                83,520
     1,326  Deere & Co.                             114,235
     1,492  Donaldson Co., Inc.                     107,872
     1,767  Dover Corp.                             112,046
       759  Gardner Denver, Inc.                     56,621
       478  Graco, Inc.                              21,978
       331  Joy Global, Inc.                         30,018


                       See Notes to Financial Statements                 Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     2,596  Lincoln Electric Holdings, Inc.   $     111,498
     2,244  Pall Corp.                              133,922
       753  Robbins & Myers, Inc.                    36,566
     1,897  Stanley Black & Decker, Inc.            133,132
       471  Tennant Co.                              18,124
       441  Toro (The) Co.                           27,955
       894  Valmont Industries, Inc.                 93,790
     1,452  Wabtec Corp.                             99,883
       535  Watts Water Technologies, Inc.,
               Class A                               20,624
     2,482  Woodward, Inc.                          104,194
                                              -------------
                                                  1,564,398
                                              -------------
            MARINE -- 0.4%
     1,543  Kirby Corp. (b)                         103,026
                                              -------------
            MEDIA -- 1.1%
       582  DIRECTV, Class A (b)                     26,196
       709  Lamar Advertising Co., Class A (b)       20,284
     1,141  McGraw-Hill (The) Cos., Inc.             52,486
     2,301  Omnicom Group, Inc.                     104,949
     1,694  Viacom, Inc., Class B                    79,686
                                              -------------
                                                    283,601
                                              -------------
            METALS & MINING -- 0.5%
     1,137  Carpenter Technology Corp.               59,670
       398  Cliffs Natural Resources, Inc.           28,755
       670  Haynes International, Inc.               40,709
                                              -------------
                                                    129,134
                                              -------------
            MULTILINE RETAIL -- 1.8%
     2,717  Big Lots, Inc. (b)                      107,295
     1,543  Dollar Tree, Inc. (b)                   130,862
     2,224  Family Dollar Stores, Inc.              124,099
     2,064  Nordstrom, Inc.                         101,920
                                              -------------
                                                    464,176
                                              -------------
            MULTI-UTILITIES -- 0.8%
     1,328  Alliant Energy Corp.                     56,294
       458  CH Energy Group, Inc.                    26,051
       826  Consolidated Edison, Inc.                48,701
       469  Dominion Resources, Inc.                 23,469
     1,032  OGE Energy Corp.                         54,551
                                              -------------
                                                    209,066
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                5.5%
     1,007  Anadarko Petroleum Corp.                 81,285
     1,556  Approach Resources, Inc. (b)             54,662
     2,703  Cabot Oil & Gas Corp.                    86,226
     3,861  El Paso Corp.                           103,745
     1,040  EOG Resources, Inc.                     110,386
       453  EQT Corp.                                22,886
     1,513  Exxon Mobil Corp.                       126,699


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
     1,561  GeoResources, Inc. (b)            $      47,782
     1,243  Gulfport Energy Corp. (b)                40,857
     1,087  Noble Energy, Inc.                      109,428
     1,694  Northern Oil and Gas, Inc. (b)           42,350
     1,147  Pioneer Natural Resources Co.           113,897
     2,213  Plains Exploration & Production
               Co. (b)                               83,474
     1,242  Range Resources Corp.                    71,440
     1,112  SM Energy Co.                            80,709
       965  Southern Union Co.                       41,852
     3,336  Spectra Energy Corp.                    105,051
     4,756  Williams (The) Cos., Inc.               137,068
                                              -------------
                                                  1,459,797
                                              -------------
            PAPER & FOREST PRODUCTS -- 0.3%
     1,368  Buckeye Technologies, Inc.               45,869
       751  Clearwater Paper Corp. (b)               27,427
       274  Schweitzer-Mauduit International,
               Inc.                                  19,051
                                              -------------
                                                     92,347
                                              -------------
            PERSONAL PRODUCTS -- 0.5%
     2,284  Estee Lauder (The) Cos., Inc.,
               Class A                              132,312
                                              -------------
            PHARMACEUTICALS -- 2.7%
     1,368  Abbott Laboratories                      74,077
       584  Allergan, Inc.                           51,339
     2,183  Bristol-Myers Squibb Co.                 70,380
     1,697  Endo Pharmaceuticals Holdings,
               Inc. (b)                              63,077
     1,175  Hi-Tech Pharmacal Co., Inc. (b)          45,802
     1,964  Medicines (The) Co. (b)                  39,516
     1,361  Merck & Co., Inc.                        52,072
     3,586  Mylan, Inc. (b)                          74,410
       790  Perrigo Co.                              75,524
     1,099  Questcor Pharmaceuticals, Inc. (b)       38,938
       955  Salix Pharmaceuticals Ltd. (b)           46,031
     1,670  ViroPharma, Inc. (b)                     49,749
       413  Watson Pharmaceuticals, Inc. (b)         24,214
                                              -------------
                                                    705,129
                                              -------------
            PROFESSIONAL SERVICES -- 1.5%
       513  Corporate Executive Board (The)
               Co.                                   20,176
       333  Dun & Bradstreet (The) Corp.             27,576
     1,986  Equifax, Inc.                            77,394
       397  Exponent, Inc. (b)                       19,394
     1,915  FTI Consulting, Inc. (b)                 82,000
     4,506  Robert Half International, Inc.         124,771
       677  Towers Watson & Co., Class A             40,485
                                              -------------
                                                    391,796
                                              -------------


Page 70                See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS --
                4.5%
     1,397  American Campus Communities,
                Inc.                          $      59,792
     1,710  American Tower Corp., Class A           108,602
       393  AvalonBay Communities, Inc.              53,452
       249  Boston Properties, Inc.                  25,908
       804  BRE Properties, Inc.                     41,663
       313  Camden Property Trust                    20,189
       427  Colonial Properties Trust                 9,129
       437  Equity Residential                       26,023
       288  Essex Property Trust, Inc.               41,472
     1,103  Extra Space Storage, Inc.                29,031
       214  Federal Realty Investment Trust          20,214
     2,476  HCP, Inc.                               104,066
     1,881  Health Care REIT, Inc.                  107,612
       481  Kilroy Realty Corp.                      20,024
       593  LTC Properties, Inc.                     18,946
       386  Macerich (The) Co.                       20,960
     1,008  OMEGA Healthcare Investors, Inc.         21,007
       203  Post Properties, Inc.                     9,072
       572  Public Storage                           79,428
       909  Rayonier, Inc.                           41,569
       559  Realty Income Corp.                      20,348
       869  Senior Housing Properties Trust          19,709
       596  Simon Property Group, Inc.               80,973
       208  Sovran Self Storage, Inc.                 9,676
       303  Tanger Factory Outlet Centers, Inc.       8,939
       944  Taubman Centers, Inc.                    63,276
     1,619  UDR, Inc.                                42,126
     1,396  Ventas, Inc.                             81,401
                                              -------------
                                                  1,184,607
                                              -------------
            ROAD & RAIL -- 2.1%
     1,803  J.B. Hunt Transport Services, Inc.       92,079
     1,493  Kansas City Southern (b)                102,479
     1,696  Landstar System, Inc.                    86,750
     1,408  Norfolk Southern Corp.                  101,658
     1,129  Old Dominion Freight Line, Inc. (b)      48,118
       967  Union Pacific Corp.                     110,538
                                              -------------
                                                    541,622
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.2%
       670  Altera Corp.                             26,659
       565  Cabot Microelectronics Corp. (b)         28,487
     1,210  CEVA, Inc. (b)                           32,682
       562  Cirrus Logic, Inc. (b)                   11,482
       537  Cymer, Inc. (b)                          26,737
     2,658  KLA-Tencor Corp.                        135,904
     1,978  Kulicke & Soffa Industries,
                Inc. (b)                             21,382
     1,400  Microchip Technology, Inc.               51,674
     3,106  Novellus Systems, Inc. (b)              146,448
       786  Semtech Corp. (b)                        22,401


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
       450  Silicon Laboratories, Inc. (b)    $      19,728
       709  Standard Microsystems Corp. (b)          18,264
     1,088  Ultratech, Inc. (b)                      31,824
       347  Volterra Semiconductor Corp. (b)         10,469
                                              -------------
                                                    584,141
                                              -------------
            SOFTWARE -- 2.5%
       681  ACI Worldwide, Inc. (b)                  20,689
       708  ANSYS, Inc. (b)                          42,827
       660  Blackbaud, Inc.                          20,084
       385  Bottomline Technologies, Inc. (b)        10,526
     5,634  Cadence Design Systems, Inc. (b)         59,495
       625  CommVault Systems, Inc. (b)              29,375
     1,154  Concur Technologies, Inc. (b)            60,412
     1,656  Ebix, Inc.                               41,036
     2,267  Fair Isaac Corp.                         82,156
       473  Intuit, Inc.                             26,696
     1,130  JDA Software Group, Inc. (b)             33,301
       660  Manhattan Associates, Inc. (b)           28,967
     2,348  Monotype Imaging Holdings,
               Inc. (b)                              36,652
       242  OPNET Technologies, Inc.                  8,579
     1,070  Parametric Technology Corp. (b)          26,932
       824  Sourcefire, Inc. (b)                     25,560
       885  Synchronoss Technologies, Inc. (b)       29,577
     1,183  Taleo Corp., Class A (b)                 42,600
       816  TIBCO Software, Inc. (b)                 21,273
       607  Tyler Technologies, Inc. (b)             21,324
                                              -------------
                                                    668,061
                                              -------------
            SPECIALTY RETAIL -- 5.9%
     1,167  Advance Auto Parts, Inc.                 89,439
       157  AutoZone, Inc. (b)                       54,617
       884  Bed Bath & Beyond, Inc. (b)              53,659
       217  Buckle (The), Inc.                        9,468
       503  Children's Place Retail Stores
                (The), Inc. (b)                      25,095
     1,102  Dick's Sporting Goods, Inc.              45,413
       740  Genesco, Inc. (b)                        45,192
       809  Hibbett Sports, Inc. (b)                 38,775
     3,051  Home Depot (The), Inc.                  135,434
       374  JoS. A. Bank Clothiers, Inc. (b)         17,858
     2,752  Kirkland's, Inc. (b)                     41,197
     2,543  Limited Brands, Inc.                    106,450
     2,130  Midas, Inc. (b)                          18,105
       229  Monro Muffler Brake, Inc.                 9,604
     1,604  O'Reilly Automotive, Inc. (b)           130,742
     1,980  PetSmart, Inc.                          105,376
     2,698  Ross Stores, Inc.                       137,112
     2,109  Select Comfort Corp. (b)                 52,894
     1,333  Signet Jewelers Ltd.                     60,758
       376  Tiffany & Co.                            23,989
     1,987  TJX (The) Cos., Inc.                    135,394


                       See Notes to Financial Statements                 Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     1,157  Tractor Supply Co.                $      93,451
       902  Urban Outfitters, Inc. (b)               23,903
       223  Vitamin Shoppe, Inc. (b)                  9,531
     1,522  Williams-Sonoma, Inc.                    54,579
     1,317  Zumiez, Inc. (b)                         37,614
                                              -------------
                                                  1,555,649
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 3.0%
     1,148  Carter's, Inc. (b)                       48,124
       839  Coach, Inc.                              58,772
     5,301  Liz Claiborne, Inc. (b)                  49,299
       797  NIKE, Inc., Class B                      82,880
     1,014  Oxford Industries, Inc.                  51,643
     1,441  PVH Corp.                               111,231
       742  Ralph Lauren Corp.                      112,784
       774  Steven Madden, Ltd. (b)                  31,842
     1,323  True Religion Apparel, Inc. (b)          47,946
       566  Under Armour, Inc., Class A (b)          45,065
       807  VF Corp.                                106,113
       811  Warnaco Group (The), Inc. (b)            47,241
       249  Wolverine World Wide, Inc.                9,733
                                              -------------
                                                    802,673
                                              -------------
            TOBACCO -- 0.7%
       840  Altria Group, Inc.                       23,856
       218  Lorillard, Inc.                          23,411
     1,634  Philip Morris International, Inc.       122,174
       601  Reynolds American, Inc.                  23,577
                                              -------------
                                                    193,018
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 2.7%
     1,041  Applied Industrial Technologies,
                Inc.                                 40,162
     2,941  Fastenal Co.                            137,286
     2,326  GATX Corp.                               99,878
     1,136  MSC Industrial Direct Co., Inc.,
               Class A                               86,359
     3,437  United Rentals, Inc. (b)                131,431
       684  W.W. Grainger, Inc.                     130,466
     1,238  Watsco, Inc.                             85,385
                                              -------------
                                                    710,967
                                              -------------
            WATER UTILITIES -- 0.0%
       254  American States Water Co.                 9,187
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%
            (Cost $23,949,411)                   26,266,587

            MONEY MARKET FUND -- 0.4%
   115,643  Morgan Stanley Institutional
            Treasury Money Market Fund -
            0.01% (c)                               115,643
            (Cost $115,643)                   -------------


            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.2%       $  26,382,230
            (Cost $24,065,054) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.2)%                  (56,173)
                                              -------------
            NET ASSETS -- 100.0%              $  26,326,057
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at January 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,469,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $152,430.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*         $26,266,587  $       --    $       --
Money Market Fund          115,643          --            --
                      --------------------------------------
Total Investments      $26,382,230  $       --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.



Page 72                See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.7%
     1,275  Alliant Techsystems, Inc.         $      75,748
     1,012  Esterline Technologies Corp. (b)         61,884
     8,052  Exelis, Inc.                             80,439
                                              -------------
                                                    218,071
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.4%
     2,131  UTI Worldwide, Inc.                      31,731
                                              -------------
            AIRLINES -- 0.8%
    10,890  JetBlue Airways Corp. (b)                64,578
                                              -------------
            AUTOMOBILES -- 0.4%
     1,032  Thor Industries, Inc.                    31,641
                                              -------------
            CAPITAL MARKETS -- 2.5%
       599  Eaton Vance Corp.                        15,388
    11,548  Janus Capital Group, Inc.                90,883
     2,059  Jefferies Group, Inc.                    31,318
     1,632  SEI Investments Co.                      29,980
     1,143  Waddell & Reed Financial, Inc.,
               Class A                               31,375
                                              -------------
                                                    198,944
                                              -------------
            CHEMICALS -- 3.0%
       881  Cabot Corp.                              31,892
     1,268  Cytec Industries, Inc.                   63,222
     1,002  Minerals Technologies, Inc.              63,577
     3,708  Olin Corp.                               82,318
                                              -------------
                                                    241,009
                                              -------------
            COMMERCIAL BANKS -- 3.2%
     1,267  Associated Banc-Corp.                    15,787
     1,285  BancorpSouth, Inc.                       14,431
       948  Cathay General Bancorp                   14,921
       320  City National Corp.                      14,682
       717  East West Bancorp, Inc.                  15,745
     1,641  First Niagara Financial Group, Inc.      15,704
       936  FirstMerit Corp.                         14,686
     1,443  Fulton Financial Corp.                   13,405
     2,385  International Bancshares Corp.           45,840
       351  Prosperity Bancshares, Inc.              14,570
     2,744  TCF Financial Corp.                      27,550
       583  Trustmark Corp.                          13,741
     1,389  Webster Financial Corp.                  29,447
                                              -------------
                                                    250,509
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 2.0%
     1,053  Brink's (The) Co.                        29,684
     2,780  Corrections Corp. of America (b)         65,413
     1,921  Deluxe Corp.                             49,120
       767  Herman Miller, Inc.                      16,199
                                              -------------
                                                    160,416
                                              -------------
            COMMUNICATIONS EQUIPMENT -- 0.4%
       794  Plantronics, Inc.                        29,569
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMPUTERS & PERIPHERALS -- 0.8%
     3,775  QLogic Corp. (b)                  $      65,383
                                              -------------
            CONSTRUCTION & ENGINEERING --
                1.8%
     3,543  AECOM Technology Corp. (b)               81,099
     2,032  KBR, Inc.                                65,309
                                              -------------
                                                    146,408
                                              -------------
            CONTAINERS & PACKAGING -- 1.3%
       960  Greif, Inc., Class A                     46,512
     1,122  Packaging Corp. of America               31,573
       859  Sonoco Products Co.                      26,887
                                              -------------
                                                    104,972
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                1.4%
       901  Matthews International Corp.,
                Class A                              29,697
       855  Regis Corp.                              14,654
     1,329  Service Corp. International              14,752
     1,532  Sotheby's                                51,368
                                              -------------
                                                    110,471
                                              -------------
            ELECTRIC UTILITIES -- 3.1%
     1,148  Cleco Corp.                              45,645
     2,600  Great Plains Energy, Inc.                53,612
       535  Hawaiian Electric Industries, Inc.       13,883
     1,031  IDACORP, Inc.                            43,457
     2,674  NV Energy, Inc.                          43,319
     1,519  Westar Energy, Inc.                      43,200
                                              -------------
                                                    243,116
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.8%
     2,914  General Cable Corp. (b)                  89,926
       858  Regal-Beloit Corp.                       48,709
                                              -------------
                                                    138,635
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.6%
     1,948  Arrow Electronics, Inc. (b)              80,433
     2,344  Avnet, Inc. (b)                          81,735
     2,404  Ingram Micro, Inc., Class A (b)          45,628
     1,146  Tech Data Corp. (b)                      59,500
     8,106  Vishay Intertechnology, Inc. (b)         99,542
                                              -------------
                                                    366,838
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                3.6%
     1,831  Atwood Oceanics, Inc. (b)                84,189
     3,647  Patterson-UTI Energy, Inc.               68,819
     1,537  Superior Energy Services, Inc. (b)       43,820
       287  Tidewater, Inc.                          15,455
     1,570  Unit Corp. (b)                           71,043
                                              -------------
                                                    283,326
                                              -------------


                       See Notes to Financial Statements                 Page 73

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING -- 0.2%
       332  Ruddick Corp.                     $      13,393
                                              -------------
            FOOD PRODUCTS -- 1.0%
       746  Flowers Foods, Inc.                      14,435
     3,001  Smithfield Foods, Inc. (b)               67,012
                                              -------------
                                                     81,447
                                              -------------
            GAS UTILITIES -- 1.0%
     1,311  Atmos Energy Corp.                       42,490
       255  National Fuel Gas Co.                    12,821
       963  UGI Corp.                                25,914
                                              -------------
                                                     81,225
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.3%
     1,298  Hill-Rom Holdings, Inc.                  42,847
       809  Hologic, Inc. (b)                        16,496
       758  Masimo Corp. (b)                         16,221
       950  STERIS Corp.                             28,576
                                              -------------
                                                    104,140
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 4.6%
     4,176  Community Health Systems, Inc. (b)       78,091
     3,842  Health Management Associates,
               Inc., Class A (b)                     24,627
     1,962  LifePoint Hospitals, Inc. (b)            78,853
     1,701  Lincare Holdings, Inc.                   43,699
       509  Owens & Minor, Inc.                      15,479
     1,125  Universal Health Services, Inc.,
               Class B                               46,451
     2,214  VCA Antech, Inc. (b)                     49,549
       539  WellCare Health Plans, Inc. (b)          32,211
                                              -------------
                                                    368,960
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                2.4%
     1,688  Bob Evans Farms, Inc.                    59,637
       529  Brinker International, Inc.              13,675
       482  Cheesecake Factory (The), Inc. (b)       14,257
     1,725  International Speedway Corp.,
               Class A                               44,488
     2,760  WMS Industries, Inc. (b)                 60,416
                                              -------------
                                                    192,473
                                              -------------
            HOUSEHOLD DURABLES -- 1.4%
     5,825  American Greetings Corp., Class A        83,705
       473  Mohawk Industries, Inc. (b)              28,929
                                              -------------
                                                    112,634
                                              -------------
            INSURANCE -- 5.7%
     1,535  American Financial Group, Inc.           56,288
       626  Brown & Brown, Inc.                      14,260
     2,745  Fidelity National Financial, Inc.,
               Class A                               49,932
     3,451  First American Financial Corp.           51,144


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            INSURANCE (CONTINUED)
     1,590  HCC Insurance Holdings, Inc.      $      44,138
       485  Kemper Corp.                             14,439
     2,510  Protective Life Corp.                    62,775
     1,395  Reinsurance Group of America, Inc.       76,014
     1,541  StanCorp Financial Group, Inc.           59,575
       823  W. R. Berkley Corp.                      28,204
                                              -------------
                                                    456,769
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                2.1%
     4,826  AOL, Inc. (b)                            78,229
     5,513  Monster Worldwide, Inc. (b)              39,694
     2,684  ValueClick, Inc. (b)                     46,809
                                              -------------
                                                    164,732
                                              -------------
            IT SERVICES -- 5.0%
     1,160  Acxiom Corp. (b)                         15,915
       628  Broadridge Financial Solutions,
                Inc.                                 15,053
     5,706  Convergys Corp. (b)                      75,947
     5,636  CoreLogic, Inc. (b)                      80,031
       960  DST Systems, Inc.                        46,858
     4,835  Lender Processing Services, Inc.         80,406
     2,333  ManTech International Corp.,
                Class A                              82,005
                                              -------------
                                                    396,215
                                              -------------
            MACHINERY -- 7.5%
     1,318  AGCO Corp. (b)                           67,126
     2,124  Harsco Corp.                             47,216
       382  IDEX Corp.                               15,479
     3,770  ITT Corp.                                81,960
     1,551  Kennametal, Inc.                         66,864
       688  Nordson Corp.                            31,194
     3,408  Oshkosh Corp. (b)                        82,746
       851  Pentair, Inc.                            31,334
       470  SPX Corp.                                32,726
     1,048  Terex Corp. (b)                          20,750
     1,882  Timken (The) Co.                         91,898
       942  Trinity Industries, Inc.                 29,635
                                              -------------
                                                    598,928
                                              -------------
            MARINE -- 0.4%
       694  Alexander & Baldwin, Inc.                32,826
                                              -------------
            MEDIA -- 3.2%
     4,391  DreamWorks Animation SKG, Inc.,
               Class A (b)                           77,940
       319  John Wiley & Sons, Inc., Class A         14,479
     1,339  Meredith Corp.                           42,165
     1,890  Scholastic Corp.                         55,774
     2,945  Valassis Communications, Inc. (b)        66,999
                                              -------------
                                                    257,357
                                              -------------
            METALS & MINING -- 2.4%
     1,163  Reliance Steel & Aluminum Co.            61,872
     4,306  Steel Dynamics, Inc.                     68,681


Page 74                See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            METALS & MINING (CONTINUED)
     3,457  Worthington Industries, Inc.      $      63,643
                                              -------------
                                                    194,196
                                              -------------
            MULTILINE RETAIL -- 0.4%
     2,904  Saks, Inc. (b)                           28,982
                                              -------------
            MULTI-UTILITIES -- 1.6%
     1,302  Black Hills Corp.                        43,955
     2,037  MDU Resources Group, Inc.                43,551
       301  NSTAR                                    13,524
       937  Vectren Corp.                            26,789
                                              -------------
                                                    127,819
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                5.2%
     3,903  Arch Coal, Inc.                          56,320
     3,701  Comstock Resources, Inc. (b)             44,560
     1,457  Energen Corp.                            70,184
     4,179  Forest Oil Corp. (b)                     54,327
     3,114  HollyFrontier Corp.                      91,365
     5,162  Patriot Coal Corp. (b)                   39,231
    10,860  Quicksilver Resources, Inc. (b)          54,409
                                              -------------
                                                    410,396
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.0%
       911  Domtar Corp.                             78,692
                                              -------------
            PROFESSIONAL SERVICES -- 0.5%
     2,563  Korn/Ferry International (b)             42,110
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                0.8%
       850  SL Green Realty Corp.                    62,500
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.2%
       231  Jones Lang LaSalle, Inc.                 18,194
                                              -------------
            ROAD & RAIL -- 1.0%
       971  Con-way, Inc.                            30,819
     1,814  Werner Enterprises, Inc.                 47,400
                                              -------------
                                                     78,219
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 7.0%
     6,991  Atmel Corp. (b)                          67,883
     1,285  Cree, Inc. (b)                           32,677
     6,052  Fairchild Semiconductor
               International, Inc. (b)               84,607
    13,346  Integrated Device Technology,
               Inc. (b)                              84,614
     3,752  International Rectifier Corp. (b)        85,545
     2,712  Intersil Corp., Class A                  30,537
    14,373  MEMC Electronic Materials, Inc. (b)      65,685
     5,244  RF Micro Devices, Inc. (b)               26,167
     3,491  Skyworks Solutions, Inc. (b)             75,336
                                              -------------
                                                    553,051
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SOFTWARE -- 0.6%
     1,044  Mentor Graphics Corp. (b)         $      14,480
     1,041  Synopsys, Inc. (b)                       30,377
                                              -------------
                                                     44,857
                                              -------------
            SPECIALTY RETAIL -- 7.9%
     2,123  Aaron's, Inc.                            56,493
     3,713  Aeropostale, Inc. (b)                    60,782
     2,860  American Eagle Outfitters, Inc.          40,297
     1,764  ANN, Inc. (b)                            42,795
     1,905  Ascena Retail Group, Inc. (b)            67,380
     1,955  Barnes & Noble, Inc. (b)                 23,597
     5,084  Chico's FAS, Inc.                        58,161
     1,834  Foot Locker, Inc.                        48,124
     1,899  Guess?, Inc.                             56,970
    26,340  Office Depot, Inc. (b)                   71,908
     7,505  RadioShack Corp.                         53,886
     1,531  Rent-A-Center, Inc.                      51,778
                                              -------------
                                                    632,171
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 0.4%
     1,295  Hanesbrands, Inc. (b)                    31,857
                                              -------------
            THRIFTS & MORTGAGE FINANCE -- 0.9%
     3,335  Astoria Financial Corp.                  27,781
     2,289  New York Community Bancorp, Inc.         29,047
     1,012  Washington Federal, Inc.                 15,949
                                              -------------
                                                     72,777
                                              -------------
            TOBACCO -- 0.5%
       951  Universal Corp.                          42,681
                                              -------------

            TOTAL INVESTMENTS -- 100.0%           7,965,218
            (Cost $7,609,648) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (2,900)
                                              -------------
            NET ASSETS -- 100.0%              $   7,962,318
                                              =============
















                       See Notes to Financial Statements                 Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $561,902 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $206,332.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*          $7,965,218  $       --    $       --
                       =====================================

* See Portfolio of Investments for industry breakout.





Page 76                See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.2%
     2,445  BE Aerospace, Inc. (b)            $     103,179
     2,808  Triumph Group, Inc.                     175,696
                                              -------------
                                                    278,875
                                              -------------
            AIRLINES -- 1.3%
     2,186  Alaska Air Group, Inc. (b)              166,420
                                              -------------
            AUTO COMPONENTS -- 0.5%
     2,219  Gentex Corp.                             59,624
                                              -------------
            BEVERAGES -- 0.8%
     1,027  Monster Beverage Corp. (b)              107,332
                                              -------------
            BIOTECHNOLOGY -- 0.2%
       667  United Therapeutics Corp. (b)            32,803
                                              -------------
            CAPITAL MARKETS -- 0.8%
       987  Affiliated Managers Group, Inc. (b)      99,203
                                              -------------
            CHEMICALS -- 3.6%
       613  Albemarle Corp.                          39,422
       829  NewMarket Corp.                         179,221
     1,732  Sensient Technologies Corp.              68,622
     4,211  Valspar (The) Corp.                     182,084
                                              -------------
                                                    469,349
                                              -------------
            COMMERCIAL BANKS -- 1.6%
     2,188  Signature Bank (b)                      127,232
     1,377  SVB Financial Group (b)                  79,921
                                              -------------
                                                    207,153
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 3.5%
     2,575  Clean Harbors, Inc. (b)                 163,384
     1,977  Copart, Inc. (b)                         92,998
     2,859  Mine Safety Appliances Co.               97,606
     2,954  Rollins, Inc.                            63,186
       952  Waste Connections, Inc.                  30,759
                                              -------------
                                                    447,933
                                              -------------
            CONTAINERS & PACKAGING -- 2.4%
     1,815  AptarGroup, Inc.                         95,142
     2,275  Rock-Tenn Co., Class A                  140,732
     1,700  Silgan Holdings, Inc.                    70,652
                                              -------------
                                                    306,526
                                              -------------
            DISTRIBUTORS -- 1.4%
     5,456  LKQ Corp. (b)                           177,866
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.3%
     1,628  tw telecom, Inc. (b)                     32,804
                                              -------------
            ELECTRICAL EQUIPMENT -- 4.4%
     1,785  Acuity Brands, Inc.                     103,941
     2,248  AMETEK, Inc.                            105,656
     1,964  Hubbell, Inc., Class B                  141,329


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ELECTRICAL EQUIPMENT (CONTINUED)
     3,005  Thomas & Betts Corp. (b)          $     214,527
                                              -------------
                                                    565,453
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 1.4%
     1,217  National Instruments Corp.               32,749
     3,026  Trimble Navigation Ltd. (b)             141,708
                                              -------------
                                                    174,457
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                4.7%
       533  CARBO Ceramics, Inc.                     51,834
     1,315  Dresser-Rand Group, Inc. (b)             67,368
     8,308  Helix Energy Solutions Group,
               Inc. (b)                             136,667
     3,558  Oceaneering International, Inc.         172,883
     2,148  Oil States International, Inc. (b)      171,174
                                              -------------
                                                    599,926
                                              -------------
            FOOD PRODUCTS -- 3.1%
     3,121  Corn Products International, Inc.       173,184
     1,365  Lancaster Colony Corp.                   94,854
     1,535  Ralcorp Holdings, Inc. (b)              134,236
                                              -------------
                                                    402,274
                                              -------------
            GAS UTILITIES -- 1.2%
     3,305  Questar Corp.                            63,720
     2,141  WGL Holdings, Inc.                       91,314
                                              -------------
                                                    155,034
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.2%
       447  Cooper (The) Cos., Inc.                  32,247
       411  IDEXX Laboratories, Inc. (b)             34,766
     1,071  Teleflex, Inc.                           65,535
       940  Thoratec Corp. (b)                       27,636
                                              -------------
                                                    160,184
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 4.6%
     2,779  AMERIGROUP Corp. (b)                    189,000
     1,821  Catalyst Health Solutions, Inc. (b)      99,718
     1,018  Henry Schein, Inc. (b)                   72,166
     5,132  HMS Holdings Corp. (b)                  169,407
       912  MEDNAX, Inc. (b)                         64,953
                                              -------------
                                                    595,244
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.5%
     3,466  Allscripts Healthcare Solutions,
               Inc. (b)                              66,270
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                3.3%
       797  Bally Technologies, Inc. (b)             33,649
     2,808  Life Time Fitness, Inc. (b)             137,985
     1,159  Panera Bread Co., Class A (b)           171,822


                       See Notes to Financial Statements                 Page 77

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
     6,768  Scientific Games Corp.,
                Class A (b)                   $      75,734
                                              -------------
                                                    419,190
                                              -------------
            HOUSEHOLD DURABLES -- 0.3%
       563  Tupperware Brands Corp.                  35,379
                                              -------------
            HOUSEHOLD PRODUCTS -- 1.0%
       690  Church & Dwight Co., Inc.                31,305
     1,222  Energizer Holdings, Inc. (b)             94,241
                                              -------------
                                                    125,546
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 1.4%
     3,704  Carlisle Cos., Inc.                     176,792
                                              -------------
            INSURANCE -- 1.0%
     3,926  Arthur J. Gallagher & Co.               130,893
                                              -------------
            INTERNET & CATALOG RETAIL -- 1.0%
     3,622  HSN, Inc.                               129,269
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                1.9%
       934  Equinix, Inc. (b)                       112,042
     3,053  Rackspace Hosting, Inc. (b)             132,531
                                              -------------
                                                    244,573
                                              -------------
            IT SERVICES -- 3.7%
     1,263  Alliance Data Systems Corp. (b)         139,940
     1,387  Global Payments, Inc.                    69,378
     2,818  Jack Henry & Associates, Inc.            96,376
     4,802  NeuStar, Inc., Class A (b)              175,321
                                              -------------
                                                    481,015
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                1.2%
     2,345  Polaris Industries, Inc.                151,018
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                0.3%
       212  Mettler-Toledo International,
                Inc. (b)                             37,206
                                              -------------
            MACHINERY -- 9.3%
     1,894  CLARCOR, Inc.                            97,370
     2,810  Crane Co.                               134,880
     2,410  Donaldson Co., Inc.                     174,243
     1,230  Gardner Denver, Inc.                     91,758
       771  Graco, Inc.                              35,451
     4,196  Lincoln Electric Holdings, Inc.         180,218
     1,445  Valmont Industries, Inc.                151,595
     2,345  Wabtec Corp.                            161,313
     4,009  Woodward, Inc.                          168,298
                                              -------------
                                                  1,195,126
                                              -------------
            MARINE -- 1.3%
     2,493  Kirby Corp. (b)                         166,458
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            MEDIA -- 0.3%
     1,148  Lamar Advertising Co.,
                Class A (b)                   $      32,844
                                              -------------
            METALS & MINING -- 0.7%
     1,838  Carpenter Technology Corp.               96,458
                                              -------------
            MULTI-UTILITIES -- 1.4%
     2,147  Alliant Energy Corp.                     91,011
     1,668  OGE Energy Corp.                         88,171
                                              -------------
                                                    179,182
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                3.1%
     2,739  Northern Oil and Gas, Inc. (b)           68,475
     3,576  Plains Exploration & Production
               Co. (b)                              134,887
     1,796  SM Energy Co.                           130,353
     1,559  Southern Union Co.                       67,614
                                              -------------
                                                    401,329
                                              -------------
            PHARMACEUTICALS -- 0.8%
     2,742  Endo Pharmaceuticals Holdings,
               Inc. (b)                             101,920
                                              -------------
            PROFESSIONAL SERVICES -- 1.8%
       829  Corporate Executive Board (The) Co.      32,604
     3,095  FTI Consulting, Inc. (b)                132,528
     1,095  Towers Watson & Co., Class A             65,481
                                              -------------
                                                    230,613
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                5.2%
     2,257  American Campus Communities, Inc.        96,600
     1,300  BRE Properties, Inc.                     67,366
       507  Camden Property Trust                    32,701
       468  Essex Property Trust, Inc.               67,392
       349  Federal Realty Investment Trust          32,967
       624  Macerich (The) Co.                       33,883
     1,630  OMEGA Healthcare Investors, Inc.         33,969
     1,470  Rayonier, Inc.                           67,223
       902  Realty Income Corp.                      32,833
     1,406  Senior Housing Properties Trust          31,888
     1,524  Taubman Centers, Inc.                   102,154
     2,615  UDR, Inc.                                68,042
                                              -------------
                                                    667,018
                                              -------------
            ROAD & RAIL -- 3.5%
     2,913  J.B. Hunt Transport Services, Inc.      148,767
     2,414  Kansas City Southern (b)                165,697
     2,740  Landstar System, Inc.                   140,151
                                              -------------
                                                    454,615
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 0.5%
     1,272  Semtech Corp. (b)                        36,252
       727  Silicon Laboratories, Inc. (b)           31,872
                                              -------------
                                                     68,124
                                              -------------

Page 78                See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 3.9%
     1,102  ACI Worldwide, Inc. (b)           $      33,479
     1,145  ANSYS, Inc. (b)                          69,261
     9,103  Cadence Design Systems, Inc. (b)         96,128
     1,863  Concur Technologies, Inc. (b)            97,528
     3,663  Fair Isaac Corp.                        132,747
     1,729  Parametric Technology Corp. (b)          43,519
     1,321  TIBCO Software, Inc. (b)                 34,438
                                              -------------
                                                    507,100
                                              -------------
            SPECIALTY RETAIL -- 5.6%
     1,886  Advance Auto Parts, Inc.                144,543
     1,780  Dick's Sporting Goods, Inc.              73,354
     3,199  PetSmart, Inc.                          170,251
     2,154  Signet Jewelers Ltd.                     98,179
     1,872  Tractor Supply Co.                      151,201
     2,458  Williams-Sonoma, Inc.                    88,144
                                              -------------
                                                    725,672
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 2.6%
     2,327  PVH Corp.                               179,621
       914  Under Armour, Inc., Class A (b)          72,773
     1,312  Warnaco Group (The), Inc. (b)            76,424
                                              -------------
                                                    328,818
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 5.1%
     3,759  GATX Corp.                              161,411
     1,835  MSC Industrial Direct Co., Inc.,
               Class A                              139,497
     5,553  United Rentals, Inc. (b)                212,347
     1,999  Watsco, Inc.                            137,871
                                              -------------
                                                    651,126
                                              -------------

            TOTAL INVESTMENTS -- 99.9%           12,842,014
            (Cost $12,077,673) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                     11,624
                                              -------------
            NET ASSETS -- 100.0%              $  12,853,638
                                              =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $829,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $64,857.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*         $12,842,014  $       --    $       --
                      ======================================

* See Portfolio of Investments for industry breakout.




                       See Notes to Financial Statements                 Page 79

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 100.1%
            AEROSPACE & DEFENSE -- 2.3%
       646  AAR Corp.                         $      13,689
       463  Ceradyne, Inc. (b)                       15,320
       275  Curtiss-Wright Corp.                     10,274
       669  Orbital Sciences Corp. (b)                9,694
                                              -------------
                                                     48,977
                                              -------------
            AIRLINES -- 0.6%
       984  SkyWest, Inc.                            12,595
                                              -------------
            AUTO COMPONENTS -- 1.5%
       199  Drew Industries, Inc. (b)                 5,168
     1,011  Spartan Motors, Inc.                      6,137
       371  Standard Motor Products, Inc.             7,676
       749  Superior Industries International,
                Inc.                                 13,609
                                              -------------
                                                     32,590
                                              -------------
            BUILDING PRODUCTS -- 0.5%
       532  Griffon Corp.                             5,304
       163  Quanex Building Products Corp.            2,678
        79  Universal Forest Products, Inc.           2,510
                                              -------------
                                                     10,492
                                              -------------
            CAPITAL MARKETS -- 1.5%
       594  Calamos Asset Management, Inc.,
               Class A                                7,419
       481  Piper Jaffray Cos. (b)                   10,702
     1,333  Prospect Capital Corp.                   13,757
                                              -------------
                                                     31,878
                                              -------------
            CHEMICALS -- 3.6%
       351  A. Schulman, Inc.                         8,599
       156  Calgon Carbon Corp. (b)                   2,549
       610  Kraton Performance Polymers,
               Inc. (b)                              17,348
       347  LSB Industries, Inc. (b)                 12,162
       332  OM Group, Inc. (b)                        9,007
     1,073  PolyOne Corp.                            15,473
       336  Tredegar Corp.                            8,286
       175  Zep, Inc.                                 2,867
                                              -------------
                                                     76,291
                                              -------------
            COMMERCIAL BANKS -- 3.3%
       257  BBCN Bancorp, Inc. (b)                    2,601
       127  Columbia Banking System, Inc.             2,667
       924  First Commonwealth Financial Corp.        5,119
       147  First Financial Bancorp                   2,555
     1,675  Hanmi Financial Corp. (b)                13,802
        90  Independent Bank Corp.                    2,497
       288  National Penn Bancshares, Inc.            2,503
       110  NBT Bancorp, Inc.                         2,475
       210  Old National Bancorp                      2,472
       301  Pinnacle Financial Partners,
                Inc. (b)                              5,069
       221  PrivateBancorp, Inc.                      3,125
       250  S&T Bancorp, Inc.                         5,427
        90  Simmons First National Corp.,
               Class A                                2,479


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMERCIAL BANKS (CONTINUED)
       281  Sterling Bancorp                  $       2,683
       290  Susquehanna Bancshares, Inc.              2,651
        63  Tompkins Financial Corp.                  2,548
        66  UMB Financial Corp.                       2,546
       197  Umpqua Holdings Corp.                     2,397
       174  Wintrust Financial Corp.                  5,333
                                              -------------
                                                     70,949
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 5.0%
       360  ABM Industries, Inc.                      7,812
       202  Consolidated Graphics, Inc. (b)          10,260
       457  Encore Capital Group, Inc. (b)           10,740
       334  G&K Services, Inc., Class A              10,975
       580  Geo Group (The), Inc. (b)                10,196
       140  Mobile Mini, Inc. (b)                     2,912
     4,173  Standard Register (The) Co.               8,388
       791  Sykes Enterprises, Inc. (b)              13,866
       344  Tetra Tech, Inc. (b)                      7,957
       172  UniFirst Corp.                           10,385
       150  United Stationers, Inc.                   4,849
       425  Viad Corp.                                8,598
                                              -------------
                                                    106,938
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                2.3%
       449  Arris Group, Inc. (b)                     5,244
       442  Black Box Corp.                          13,667
       340  Comtech Telecommunications Corp.         10,492
       436  Digi International, Inc. (b)              4,923
       752  Oplink Communications, Inc. (b)          14,085
                                              -------------
                                                     48,411
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.3%
       354  Intermec, Inc. (b)                        2,988
       156  Super Micro Computer, Inc. (b)            2,633
                                              -------------
                                                      5,621
                                              -------------
            CONSTRUCTION & ENGINEERING --
                1.0%
       485  Aegion Corp. (b)                          8,279
       232  Dycom Industries, Inc. (b)                4,958
        91  EMCOR Group, Inc.                         2,624
       731  Orion Marine Group, Inc. (b)              5,292
                                              -------------
                                                     21,153
                                              -------------
            DISTRIBUTORS -- 0.9%
     1,466  VOXX International Corp.,
               Class A (b)                           18,648
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                2.5%
     1,554  Career Education Corp. (b)               15,711
     1,568  Lincoln Educational Services Corp.       13,689
     3,889  School Specialty, Inc. (b)               12,522


Page 80                See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
                (CONTINUED)
       761  Universal Technical Institute,
               Inc. (b)                       $      10,616
                                              -------------
                                                     52,538
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.5%
       607  Cbeyond, Inc. (b)                         5,159
       248  General Communication, Inc.,
               Class A (b)                            2,582
       634  Lumos Networks Corp.                      9,529
     1,159  Neutral Tandem, Inc. (b)                 14,244
                                              -------------
                                                     31,514
                                              -------------
            ELECTRIC UTILITIES -- 0.9%
       116  ALLETE, Inc.                              4,808
       216  El Paso Electric Co.                      7,517
       202  Unisource Energy Corp.                    7,526
                                              -------------
                                                     19,851
                                              -------------
            ELECTRICAL EQUIPMENT -- 1.6%
       235  Brady Corp., Class A                      7,607
       287  Encore Wire Corp.                         7,835
       374  EnerSys (b)                              10,838
       934  Vicor Corp.                               8,341
                                              -------------
                                                     34,621
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 8.3%
        82  Anixter International, Inc. (b)           5,372
        83  Badger Meter, Inc.                        2,668
       920  Benchmark Electronics, Inc. (b)          15,824
       227  Brightpoint, Inc. (b)                     2,660
     1,057  CTS Corp.                                10,633
       513  Electro Scientific Industries, Inc.       7,787
       810  Insight Enterprises, Inc. (b)            14,953
       267  Measurement Specialties, Inc. (b)         8,677
       366  Mercury Computer Systems, Inc. (b)        4,901
       897  Methode Electronics, Inc.                 8,907
       910  Newport Corp. (b)                        16,808
       191  Park Electrochemical Corp.                5,801
       355  Plexus Corp. (b)                         12,869
       961  RadiSys Corp. (b)                         5,795
       426  Rofin-Sinar Technologies, Inc. (b)       12,086
       265  Rogers Corp. (b)                         10,184
       136  ScanSource, Inc. (b)                      5,109
       407  SYNNEX Corp. (b)                         14,725
       887  TTM Technologies, Inc. (b)               10,883
                                              -------------
                                                    176,642
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                1.0%
       158  Bristow Group, Inc.                       7,752
     1,030  Matrix Service Co. (b)                   11,989


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
       260  TETRA Technologies, Inc. (b)      $       2,428
                                              -------------
                                                     22,169
                                              -------------
            FOOD & STAPLES RETAILING -- 1.5%
       224  Andersons (The), Inc.                     9,083
       423  Nash Finch Co.                           12,356
       526  Spartan Stores, Inc.                      9,857
                                              -------------
                                                     31,296
                                              -------------
            FOOD PRODUCTS -- 1.5%
       204  Cal-Maine Foods, Inc.                     7,744
       932  Darling International, Inc. (b)          14,241
       151  Diamond Foods, Inc.                       5,487
       189  Seneca Foods Corp., Class A (b)           5,468
                                              -------------
                                                     32,940
                                              -------------
            GAS UTILITIES -- 0.4%
       121  Laclede Group (The), Inc.                 5,041
        51  Northwest Natural Gas Co.                 2,425
                                              -------------
                                                      7,466
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 3.2%
       190  CONMED Corp. (b)                          5,586
     1,548  CryoLife, Inc. (b)                        8,266
       561  Greatbatch, Inc. (b)                     13,139
       159  Integra LifeSciences Holdings (b)         4,694
       810  Invacare Corp.                           13,835
       183  Merit Medical Systems, Inc. (b)           2,582
       516  Natus Medical, Inc. (b)                   5,836
       261  Palomar Medical Technologies,
               Inc. (b)                               2,362
       930  Symmetry Medical, Inc. (b)                6,984
       129  West Pharmaceutical Services, Inc.        5,222
                                              -------------
                                                     68,506
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 3.6%
       747  Almost Family, Inc. (b)                  14,074
       457  Bio-Reference Laboratories,
                Inc. (b)                              8,843
       438  Cross Country Healthcare, Inc. (b)        2,703
       260  Hanger Orthopedic Group, Inc. (b)         5,093
     1,806  Healthways, Inc. (b)                     13,653
     1,052  Kindred Healthcare, Inc. (b)             12,908
       435  Molina Healthcare, Inc. (b)              13,315
       490  PharMerica Corp. (b)                      6,150
                                              -------------
                                                     76,739
                                              -------------
            HOTELS, RESTAURANTS & LEISURE --
                4.8%
     1,303  Boyd Gaming Corp. (b)                    11,427
       117  Jack in the Box, Inc. (b)                 2,480
       771  Marcus (The) Corp.                        9,337


                       See Notes to Financial Statements                 Page 81

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
                (CONTINUED)
       142  Marriott Vacations Worldwide
                Corp. (b)                     $       2,947
       729  Monarch Casino & Resort, Inc. (b)         7,764
     1,354  O'Charley's, Inc. (b)                     8,788
       240  P.F. Chang's China Bistro, Inc.           7,814
       732  Pinnacle Entertainment, Inc. (b)          7,100
       351  Red Robin Gourmet Burgers, Inc. (b)      10,779
     1,795  Ruby Tuesday, Inc. (b)                   13,480
     1,956  Ruth's Hospitality Group, Inc. (b)       12,108
       499  Texas Roadhouse, Inc.                     7,565
                                              -------------
                                                    101,589
                                              -------------
            HOUSEHOLD DURABLES -- 1.9%
       404  Helen of Troy Ltd. (b)                   12,997
     1,041  La-Z-Boy, Inc. (b)                       13,720
       734  Universal Electronics, Inc. (b)          13,579
                                              -------------
                                                     40,296
                                              -------------
            HOUSEHOLD PRODUCTS -- 0.5%
     1,169  Central Garden & Pet Co.,
               Class A (b)                           11,059
                                              -------------
            INDUSTRIAL CONGLOMERATES -- 0.5%
       286  Standex International Corp.              11,466
                                              -------------
            INSURANCE -- 3.4%
       105  AMERISAFE, Inc. (b) 2,581

        55  Delphi Financial Group, Inc.,
               Class A                                2,448
       135  Employers Holdings, Inc.                  2,425

       542  Horace Mann Educators Corp.               8,477
       696  Meadowbrook Insurance Group, Inc.         6,939
       719  National Financial Partners
                Corp. (b)                            11,073
       973  Presidential Life Corp.                  10,849
        60  Safety Insurance Group, Inc.              2,515

       138  Selective Insurance Group, Inc.           2,481
       842  Stewart Information Services Corp.       11,493
       482  Tower Group, Inc.                        10,406
                                              -------------
                                                     71,687
                                              -------------
            INTERNET & CATALOG RETAIL -- 0.5%
       376  Nutrisystem, Inc.                         4,474
       468  PetMed Express, Inc.                      5,836
                                              -------------
                                                     10,310
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                1.0%
       325  Digital River, Inc. (b)                   5,203
       244  Perficient, Inc. (b)                      2,716
     2,277  United Online, Inc.                      12,933
                                              -------------
                                                     20,852
                                              -------------
            IT SERVICES -- 1.4%
       505  CSG Systems International, Inc. (b)       8,216
     1,063  NCI, Inc., Class A (b)                    7,781
       459  TeleTech Holdings, Inc. (b)               7,785


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            IT SERVICES (CONTINUED)
       336  Virtusa Corp. (b)                 $       5,373
                                              -------------
                                                     29,155
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                0.8%
       108  Arctic Cat, Inc. (b)                      3,223
       878  JAKKS Pacific, Inc.                      13,416
                                              -------------
                                                     16,639
                                              -------------
            LIFE SCIENCES TOOLS & SERVICES --
                1.1%
       594  Affymetrix, Inc. (b)                      2,857
     1,035  Cambrex Corp. (b)                         8,135
     2,073  eResearchTechnology, Inc. (b)            11,485
                                              -------------
                                                     22,477
                                              -------------
            MACHINERY -- 3.3%
       329  Actuant Corp., Class A                    8,340
       321  Albany International Corp.,
                Class A                               7,710
       152  Astec Industries, Inc. (b)                5,141
       203  Barnes Group, Inc.                        5,134
       480  Briggs & Stratton Corp.                   7,493
       225  EnPro Industries, Inc. (b)                7,945
       258  ESCO Technologies, Inc.                   7,758
       316  John Bean Technologies Corp.              5,185
       160  Kaydon Corp.                              5,459
       512  Lydall, Inc. (b)                          4,823
       127  Mueller Industries, Inc.                  5,615
                                              -------------
                                                     70,603
                                              -------------
            MEDIA -- 1.8%
     1,039  Digital Generation, Inc. (b)             14,442
       607  E.W. Scripps (The) Co., Class A (b)       5,141
     1,070  Harte-Hanks, Inc.                        10,326
       894  Live Nation Entertainment, Inc. (b)       9,190
                                              -------------
                                                     39,099
                                              -------------
            METALS & MINING -- 2.9%
     1,028  A.M. Castle & Co. (b)                    10,660
       294  AK Steel Holding Corp.                    2,775
        91  AMCOL International Corp.                 2,599
     1,456  Century Aluminum Co. (b)                 14,604
        53  Kaiser Aluminum Corp.                     2,617
       510  Materion Corp. (b)                       14,999
       531  Olympic Steel, Inc.                      13,695
                                              -------------
                                                     61,949
                                              -------------
            MULTILINE RETAIL -- 0.9%
       667  Fred's, Inc., Class A                     9,838
     2,818  Tuesday Morning Corp. (b)                 9,581
                                              -------------
                                                     19,419
                                              -------------
            MULTI-UTILITIES -- 0.6%
       290  Avista Corp.                              7,349


Page 82                See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
       137  NorthWestern Corp.                $       4,814
                                              -------------
                                                     12,163
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                2.1%
     1,838  Penn Virginia Corp.                       8,510
       213  Petroleum Development Corp. (b)           6,631
       737  PetroQuest Energy, Inc. (b)               4,732
       470  Stone Energy Corp. (b)                   13,183
       327  Swift Energy Co. (b)                     10,840
                                              -------------
                                                     43,896
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.4%
       787  KapStone Paper & Packaging
               Corp. (b)                             13,741
       333  Neenah Paper, Inc.                        7,915
       900  Wausau Paper Corp.                        7,776
                                              -------------
                                                     29,432
                                              -------------
            PERSONAL PRODUCTS -- 0.5%
       478  Inter Parfums, Inc.                       7,983
       217  Prestige Brands Holdings, Inc. (b)        2,786
                                              -------------
                                                     10,769
                                              -------------
            PROFESSIONAL SERVICES -- 1.3%
       906  Kelly Services, Inc., Class A            14,641
       426  Navigant Consulting, Inc. (b)             5,457
       459  Resources Connection, Inc.                5,701
       176  TrueBlue, Inc. (b)                        2,906
                                              -------------
                                                     28,705
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                0.7%
       244  Franklin Street Properties Corp.          2,486
       697  Getty Realty Corp.                       11,682
                                              -------------
                                                     14,168
                                              -------------
            REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.4%
       491  Forestar Group, Inc. (b)                  7,817
                                              -------------
            ROAD & RAIL -- 0.8%
       386  Arkansas Best Corp.                       6,994
       340  Heartland Express, Inc.                   5,039
       311  Knight Transportation, Inc.               5,477
                                              -------------
                                                     17,510
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 7.3%
     1,154  Advanced Energy Industries,
                Inc. (b)                             12,279
       485  ATMI, Inc. (b)                           11,339
     1,206  Brooks Automation, Inc.                  12,928
     1,091  Cohu, Inc.                               14,325
       456  Diodes, Inc. (b)                         11,756
       626  Kopin Corp. (b)                           2,429
       481  Micrel, Inc.                              5,560


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
       290  Microsemi Corp. (b)               $       5,736
       351  MKS Instruments, Inc.                    10,583
       673  Nanometrics, Inc. (b)                    13,628
       977  Pericom Semiconductor Corp. (b)           7,816
     1,338  Rudolph Technologies, Inc. (b)           13,688
     1,505  STR Holdings, Inc. (b)                   16,088
       129  Supertex, Inc. (b)                        2,384
     2,544  TriQuint Semiconductor, Inc. (b)         15,239
                                              -------------
                                                    155,778
                                              -------------
            SOFTWARE -- 1.0%
       618  EPIQ Systems, Inc.                        7,533
       251  Progress Software Corp. (b)               5,856
    12,794  THQ, Inc. (b)                             8,571
                                              -------------
                                                     21,960
                                              -------------
            SPECIALTY RETAIL -- 6.2%
       712  Big 5 Sporting Goods Corp.                5,653
     1,092  Brown Shoe Co., Inc.                     10,319
       192  Cabela's, Inc. (b)                        5,007
       402  Cato (The) Corp., Class A                10,777
       385  Finish Line (The), Inc., Class A          8,143
        47  Group 1 Automotive, Inc.                  2,507
       443  Haverty Furniture Cos., Inc.              5,529
       222  Lithia Motors, Inc., Class A              4,931
       138  Lumber Liquidators Holdings,
               Inc. (b)                               2,948
       300  Men's Wearhouse (The), Inc.              10,347
     2,729  OfficeMax, Inc. (b)                      15,091
       884  Pep Boys-Manny, Moe & Jack (The)         13,260
       657  Sonic Automotive, Inc., Class A          10,243
       892  Stage Stores, Inc.                       13,719
     1,819  Stein Mart, Inc. (b)                     13,188
                                              -------------
                                                    131,662
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 2.2%
       503  Crocs, Inc. (b)                           9,567
       597  Iconix Brand Group, Inc. (b)             10,991
       531  Maidenform Brands, Inc. (b)              10,620
       871  Perry Ellis International, Inc. (b)      13,535
       202  Skechers U.S.A., Inc., Class A (b)        2,456
                                              -------------
                                                     47,169
                                              -------------
            THRIFTS & MORTGAGE FINANCE -- 0.6%
       288  Brookline Bancorp, Inc.                   2,670
       386  Dime Community Bancshares, Inc.           5,319
       363  Provident Financial Services, Inc.        5,024
                                              -------------
                                                     13,013
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 0.4%
       179  Kaman Corp.                               5,579

                       See Notes to Financial Statements                 Page 83

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
                (CONTINUED)
       158  Lawson Products, Inc.             $       2,653
                                              -------------
                                                      8,232
                                              -------------
            WIRELESS TELECOMMUNICATION
                SERVICES -- 1.0%
       365  NTELOS Holdings Corp.                     8,333
       893  USA Mobility, Inc.                       12,636
                                              -------------
                                                     20,969
                                              -------------

            TOTAL INVESTMENTS -- 100.1%           2,128,668
            (Cost $2,115,020) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                   (1,519)
                                              -------------
            NET ASSETS -- 100.0%              $   2,127,149
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $144,731 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $131,083.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*          $2,128,668  $       --    $       --
                       =====================================

* See Portfolio of Investments for industry breakout.



Page 84                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.0%
            AEROSPACE & DEFENSE -- 1.5%
       546  Aerovironment, Inc. (b)           $      15,217
       782  Moog, Inc., Class A (b)                  33,329
       457  Teledyne Technologies, Inc. (b)          25,939
                                              -------------
                                                     74,485
                                              -------------
            AIR FREIGHT & LOGISTICS -- 0.9%
       536  Forward Air Corp.                        18,760
       773  Hub Group, Inc., Class A (b)             26,460
                                              -------------
                                                     45,220
                                              -------------
            AIRLINES -- 0.5%
       470  Allegiant Travel Co. (b)                 25,836
                                              -------------
            BEVERAGES -- 0.5%
       231  Boston Beer (The) Co., Inc.,
               Class A (b)                           23,112
                                              -------------
            BIOTECHNOLOGY -- 0.4%
       433  Cubist Pharmaceuticals, Inc. (b)         17,675
                                              -------------
            BUILDING PRODUCTS -- 1.7%
       207  A.O. Smith Corp.                          8,793
     1,224  AAON, Inc.                               24,786
     2,307  NCI Building Systems, Inc. (b)           27,015
       745  Simpson Manufacturing Co., Inc.          24,123
                                              -------------
                                                     84,717
                                              -------------
            CAPITAL MARKETS -- 0.4%
       374  Financial Engines, Inc. (b)               8,957
       261  Stifel Financial Corp. (b)                9,412
                                              -------------
                                                     18,369
                                              -------------
            CHEMICALS -- 4.6%
     3,217  American Vanguard Corp.                  48,351
       205  Balchem Corp.                             7,757
     1,085  H.B. Fuller Co.                          31,053
       466  Hawkins, Inc.                            18,454
       999  Koppers Holdings, Inc.                   37,952
       883  Quaker Chemical Corp.                    39,117
       535  Stepan Co.                               45,978
                                              -------------
                                                    228,662
                                              -------------
            COMMERCIAL BANKS -- 2.4%
     1,449  Bank of the Ozarks, Inc.                 40,558
       301  Community Bank System, Inc.               8,235
       250  First Financial Bankshares, Inc.          8,520
       968  Home Bancshares, Inc.                    25,226
     1,122  Texas Capital Bancshares, Inc. (b)       35,590
                                              -------------
                                                    118,129
                                              -------------
            COMMERCIAL SERVICES & SUPPLIES
                -- 0.4%
       971  Healthcare Services Group, Inc.          18,148
                                              -------------
            COMMUNICATIONS EQUIPMENT --
                1.3%
       328  Blue Coat Systems, Inc. (b)               8,449


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMUNICATIONS EQUIPMENT
                (CONTINUED)
       747  NETGEAR, Inc. (b)                 $      29,746
       544  ViaSat, Inc. (b)                         25,862
                                              -------------
                                                     64,057
                                              -------------
            COMPUTERS & PERIPHERALS -- 0.9%
       565  Stratasys, Inc. (b)                      20,764
       569  Synaptics, Inc. (b)                      21,798
                                              -------------
                                                     42,562
                                              -------------
            CONSUMER FINANCE -- 0.8%
       178  Cash America International, Inc.          7,807
       467  World Acceptance Corp. (b)               29,757
                                              -------------
                                                     37,564
                                              -------------
            DISTRIBUTORS -- 0.6%
       833  Pool Corp.                               28,347
                                              -------------
            DIVERSIFIED CONSUMER SERVICES --
                1.0%
       579  American Public Education, Inc. (b)      23,276
       182  Coinstar, Inc. (b)                        9,051
       769  Hillenbrand, Inc.                        18,033
                                              -------------
                                                     50,360
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.6%
       879  Atlantic Tele-Network, Inc.              31,723
                                              -------------
            ELECTRIC UTILITIES -- 0.8%
       238  Central Vermont Public Service
                Corp.                                 8,371
       971  UIL Holdings Corp.                       33,577
                                              -------------
                                                     41,948
                                              -------------
            ELECTRICAL EQUIPMENT -- 2.2%
       756  AZZ, Inc.                                37,112
     1,032  Belden, Inc.                             40,465
       576  Franklin Electric Co., Inc.              28,834
                                              -------------
                                                    106,411
                                              -------------
            ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 4.5%
       959  Cognex Corp.                             39,847
       933  FARO Technologies, Inc. (b)              50,643
     1,053  FEI Co. (b)                              46,395
       843  MTS Systems Corp.                        38,685
       880  OSI Systems, Inc. (b)                    47,283
                                              -------------
                                                    222,853
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                2.2%
     1,743  Basic Energy Services, Inc. (b)          31,391
       553  Hornbeck Offshore Services,
                Inc. (b)                             18,078
       255  Lufkin Industries, Inc.                  19,181
       107  OYO Geospace Corp. (b)                    9,417

                       See Notes to Financial Statements                 Page 85

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
     3,547  Pioneer Drilling Co. (b)          $      31,639
                                              -------------
                                                    109,706
                                              -------------
            FOOD & STAPLES RETAILING -- 1.4%
       833  Casey's General Stores, Inc.             42,433
       627  United Natural Foods, Inc. (b)           27,619
                                              -------------
                                                     70,052
                                              -------------
            FOOD PRODUCTS -- 4.3%
     1,427  B&G Foods, Inc., Class A                 32,336
     1,671  Calavo Growers, Inc.                     45,451
     1,171  Hain Celestial Group (The),
                Inc. (b)     45,189
       322  J & J Snack Foods Corp.                  16,432
       342  Sanderson Farms, Inc.                    17,421
     1,114  Snyder's-Lance, Inc.                     25,611
       525  TreeHouse Foods, Inc. (b)                29,683
                                              -------------
                                                    212,123
                                              -------------
            GAS UTILITIES -- 1.3%
       698  New Jersey Resources Corp.               33,309
       246  Piedmont Natural Gas Co., Inc.            8,098
       146  South Jersey Industries, Inc.             8,013
       404  Southwest Gas Corp.                      16,887
                                              -------------
                                                     66,307
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 5.5%
       302  Abaxis, Inc. (b)                          8,178
     1,447  Align Technology, Inc. (b)               34,092
       599  Analogic Corp.                           33,981
     1,537  Cantel Medical Corp.                     48,523
       512  Cyberonics, Inc. (b)                     16,640
       382  ICU Medical, Inc. (b)                    17,752
       797  SonoSite, Inc. (b)                       42,966
     1,710  SurModics, Inc. (b)                      24,658
       679  Zoll Medical Corp. (b)                   46,566
                                              -------------
                                                    273,356
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 4.3%
       508  Air Methods Corp. (b)                    42,824
       963  AmSurg Corp. (b)                         24,797
     1,084  Centene Corp. (b)                        48,997
       485  CorVel Corp. (b)                         23,610
       341  Ensign Group (The), Inc.                  9,040
       751  IPC Hospitalist (The) Co. (b)            25,301
       258  MWI Veterinary Supply, Inc. (b)          20,256
       710  PSS World Medical, Inc. (b)              17,232
                                              -------------
                                                    212,057
                                              -------------
            HEALTH CARE TECHNOLOGY -- 0.3%
     1,039  Omnicell, Inc. (b)                       16,084
                                              -------------

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE --
                4.2%
        46  Biglari Holdings, Inc. (b)        $      18,213
       183  BJ's Restaurants, Inc. (b)                9,156
       509  Buffalo Wild Wings, Inc. (b)             33,879
       497  Cracker Barrel Old Country Store,
               Inc.                                  26,078
     5,406  Multimedia Games Holding Co.,
               Inc. (b)                              40,815
       911  Papa John's International, Inc. (b)      35,292
       274  Peet's Coffee & Tea, Inc. (b)            16,665
     2,140  Shuffle Master, Inc. (b)                 27,392
                                              -------------
                                                    207,490
                                              -------------
            HOUSEHOLD DURABLES -- 1.2%
       605  Blyth, Inc.                              38,085
       280  iRobot Corp. (b)                          9,251
       530  Ryland Group (The), Inc.                  9,646
                                              -------------
                                                     56,982
                                              -------------
            INSURANCE -- 1.2%
       569  eHealth, Inc. (b)                         9,206
       303  Infinity Property & Casualty Corp.       17,659
       174  Navigators Group (The), Inc. (b)          8,314
       104  ProAssurance Corp.                        8,489
       236  RLI Corp.                                16,832
                                              -------------
                                                     60,500
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                3.8%
       394  comScore, Inc. (b)                        8,727
     1,575  DealerTrack Holdings, Inc. (b)           43,045
     2,282  InfoSpace, Inc. (b)                      28,091
       297  j2 Global, Inc.                           8,007
       931  Liquidity Services, Inc. (b)             32,129
     1,368  LivePerson, Inc. (b)                     16,416
       217  LogMeIn, Inc. (b)                         8,643
     1,314  Stamps.com, Inc. (b)                     40,747
                                              -------------
                                                    185,805
                                              -------------
            IT SERVICES -- 4.1%
       307  CACI International, Inc.,
                Class A (b)                          18,018
     1,269  Cardtronics, Inc. (b)                    32,423
     1,762  Heartland Payment Systems, Inc.          42,288
       453  Higher One Holdings, Inc. (b)             7,674
     1,594  iGATE Corp. (b)                          29,043
       606  MAXIMUS, Inc.                            27,288
       791  Wright Express Corp. (b)                 43,283
                                              -------------
                                                    200,017
                                              -------------
            LEISURE EQUIPMENT & PRODUCTS --
                1.6%
     1,388  Brunswick Corp.                          29,620
     1,283  Sturm, Ruger & Co., Inc.                 50,871
                                              -------------
                                                     80,491
                                              -------------
            MACHINERY -- 3.4%
       910  Cascade Corp.                            51,706


Page 86                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
        486 CIRCOR International, Inc.        $      18,425
        707 Robbins & Myers, Inc.                    34,332
        442 Tennant Co.                              17,008
        413 Toro (The) Co.                           26,180
        502 Watts Water Technologies, Inc.,
               Class A                               19,352
                                              -------------
                                                    167,003
                                              -------------
            METALS & MINING -- 0.8%
        629 Haynes International, Inc.               38,218
                                              -------------
            MULTI-UTILITIES -- 0.5%
        430 CH Energy Group, Inc.                    24,458
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                2.7%
      1,459 Approach Resources, Inc. (b)             51,255
      1,464 GeoResources, Inc. (b)                   44,813
      1,166 Gulfport Energy Corp. (b)                38,326
                                              -------------
                                                    134,394
                                              -------------
            PAPER & FOREST PRODUCTS -- 1.8%
      1,284 Buckeye Technologies, Inc.               43,052
        704 Clearwater Paper Corp. (b)               25,710
        258 Schweitzer-Mauduit International,
               Inc.                                  17,939
                                              -------------
                                                     86,701
                                              -------------
            PHARMACEUTICALS -- 4.2%
      1,104 Hi-Tech Pharmacal Co., Inc. (b)          43,034
      1,842 Medicines (The) Co. (b)                  37,061
      1,032 Questcor Pharmaceuticals, Inc. (b)       36,564
        897 Salix Pharmaceuticals Ltd. (b)           43,235
      1,567 ViroPharma, Inc. (b)                     46,681
                                              -------------
                                                    206,575
                                              -------------
            PROFESSIONAL SERVICES -- 0.4%
        373 Exponent, Inc. (b)                       18,221
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                2.0%
        401 Colonial Properties Trust                 8,573
      1,035 Extra Space Storage, Inc.                27,241
        451 Kilroy Realty Corp.                      18,775
        556 LTC Properties, Inc.                     17,764
        190 Post Properties, Inc.                     8,491
        196 Sovran Self Storage, Inc.                 9,118
        285 Tanger Factory Outlet Centers, Inc.       8,408
                                              -------------
                                                     98,370
                                              -------------
            ROAD & RAIL -- 0.9%
      1,059 Old Dominion Freight Line, Inc. (b)      45,135
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 3.4%
        531 Cabot Microelectronics Corp. (b)         26,773
      1,135 CEVA, Inc. (b)                           30,656


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
       527  Cirrus Logic, Inc. (b)            $      10,767
       504  Cymer, Inc. (b)                          25,094
     1,856  Kulicke & Soffa Industries,
                Inc. (b)                             20,063
       666  Standard Microsystems Corp. (b)          17,156
     1,021  Ultratech, Inc. (b)                      29,864
       326  Volterra Semiconductor Corp. (b)          9,836
                                              -------------
                                                    170,209
                                              -------------
            SOFTWARE -- 6.2%
       620  Blackbaud, Inc.                          18,867
       361  Bottomline Technologies, Inc. (b)         9,870
       587  CommVault Systems, Inc. (b)              27,589
     1,554  Ebix, Inc.                               38,508
     1,060  JDA Software Group, Inc. (b)             31,238
       619  Manhattan Associates, Inc. (b)           27,168
     2,203  Monotype Imaging Holdings, Inc. (b)      34,389
       228  OPNET Technologies, Inc.                  8,083
       774  Sourcefire, Inc. (b)                     24,009
       830  Synchronoss Technologies, Inc. (b)       27,738
     1,109  Taleo Corp., Class A (b)                 39,935
       570  Tyler Technologies, Inc. (b)             20,024
                                              -------------
                                                    307,418
                                              -------------
            SPECIALTY RETAIL -- 5.8%
       205  Buckle (The), Inc.                        8,944
       472  Children's Place Retail Stores
                (The), Inc. (b)                      23,548
       695  Genesco, Inc. (b)                        42,444
       760  Hibbett Sports, Inc. (b)                 36,427
       352  JoS. A. Bank Clothiers, Inc. (b)         16,808
     2,582  Kirkland's, Inc. (b)                     38,653
     1,999  Midas, Inc. (b)                          16,991
       214  Monro Muffler Brake, Inc.                 8,975
     1,979  Select Comfort Corp. (b)                 49,633
       210  Vitamin Shoppe, Inc. (b)                  8,975
     1,237  Zumiez, Inc. (b)                         35,329
                                              -------------
                                                    286,727
                                              -------------
            TEXTILES, APPAREL & LUXURY GOODS
                -- 4.5%
     1,078  Carter's, Inc. (b)                       45,190
     4,973  Liz Claiborne, Inc. (b)                  46,249
       951  Oxford Industries, Inc.                  48,434
       727  Steven Madden, Ltd. (b)                  29,909
     1,241  True Religion Apparel, Inc. (b)          44,974
       235  Wolverine World Wide, Inc.                9,186
                                              -------------
                                                    223,942
                                              -------------
            TRADING COMPANIES & DISTRIBUTORS
                -- 0.8%
       976  Applied Industrial Technologies,
                Inc.                                 37,654
                                              -------------
            WATER UTILITIES -- 0.2%
       238  American States Water Co.                 8,608
                                              -------------

                       See Notes to Financial Statements                 Page 87

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 99.0%        $   4,884,781
            (Cost $4,367,880) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 1.0%                     48,240
                                              -------------
            NET ASSETS -- 100.0%              $   4,933,021
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $558,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $41,693.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*          $4,884,781  $       --    $       --
                       =====================================

* See Portfolio of Investments for industry breakout.



Page 88                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 0.7%
       544  Honeywell International, Inc.     $      31,574
                                              -------------
            AUTOMOBILES -- 3.7%
     7,292  General Motors Co. (b)                  175,154
                                              -------------
            CAPITAL MARKETS -- 3.1%
       327  Goldman Sachs Group (The), Inc.          36,451
     5,862  Morgan Stanley                          109,326
                                              -------------
                                                    145,777
                                              -------------
            CHEMICALS -- 1.5%
     2,056  Dow Chemical (The) Co.                   68,897
                                              -------------
            COMMERCIAL BANKS -- 0.6%
       513  PNC Financial Services Group, Inc.       30,226
                                              -------------
            COMPUTERS & PERIPHERALS -- 4.9%
       219  Apple, Inc. (b)                          99,969
     4,590  Hewlett-Packard Co.                     128,428
                                              -------------
                                                    228,397
                                              -------------
            DIVERSIFIED FINANCIAL SERVICES --
                4.3%
     3,371  Citigroup, Inc.                         103,557
     2,667  JPMorgan Chase & Co.                     99,479
                                              -------------
                                                    203,036
                                              -------------
            DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.2%
     1,955  AT&T, Inc.                               57,497
                                              -------------
            ELECTRIC UTILITIES -- 0.6%
     1,344  Duke Energy Corp.                        28,641
                                              -------------
            ENERGY EQUIPMENT & SERVICES --
                2.7%
     3,426  Halliburton Co.                         126,008
                                              -------------
            FOOD & STAPLES RETAILING -- 9.6%
       710  Costco Wholesale Corp.                   58,412
     3,625  CVS Caremark Corp.                      151,344
     3,577  Walgreen Co.                            119,329
     1,979  Wal-Mart Stores, Inc.                   121,431
                                              -------------
                                                    450,516
                                              -------------
            FOOD PRODUCTS -- 1.9%
     2,374  Kraft Foods, Inc., Class A               90,924
                                              -------------
            HEALTH CARE EQUIPMENT & SUPPLIES
                -- 1.3%
     1,546  Medtronic, Inc.                          59,629
                                              -------------
            HEALTH CARE PROVIDERS & SERVICES
                -- 1.3%
     1,167  UnitedHealth Group, Inc.                 60,439
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE --
                3.9%
       589  McDonald's Corp.                  $      58,341
     2,570  Starbucks Corp.                         123,180
                                              -------------
                                                    181,521
                                              -------------
            INSURANCE -- 2.1%
     1,274  American International Group,
               Inc. (b)                              31,990
     1,896  MetLife, Inc.                            66,986
                                              -------------
                                                     98,976
                                              -------------
            INTERNET SOFTWARE & SERVICES --
                2.3%
       183  Google, Inc., Class A (b)               106,160
                                              -------------
            IT SERVICES -- 4.9%
       317  MasterCard, Inc., Class A               112,716
     1,165  Visa, Inc., Class A                     117,245
                                              -------------
                                                    229,961
                                              -------------
            MACHINERY -- 3.0%
       979  Caterpillar, Inc.                       106,829
       382  Deere & Co.                              32,909
                                              -------------
                                                    139,738
                                              -------------
            MEDIA -- 2.0%
     1,247  Comcast Corp., Class A                   33,158
     1,636  Time Warner, Inc.                        60,630
                                              -------------
                                                     93,788
                                              -------------
            METALS & MINING -- 5.3%
     4,018  Freeport-McMoRan Copper &
               Gold, Inc.                           185,672
       985  Newmont Mining Corp.                     60,558
                                              -------------
                                                    246,230
                                              -------------
            MULTILINE RETAIL -- 0.6%
       577  Target Corp.                             29,317
                                              -------------
            OIL, GAS & CONSUMABLE FUELS --
                15.3%
     1,632  Apache Corp.                            161,372
     1,389  Chevron Corp.                           143,178
     2,028  ConocoPhillips                          138,330
     1,744  Exxon Mobil Corp.                       146,042
     1,262  Occidental Petroleum Corp.              125,910
                                              -------------
                                                    714,832
                                              -------------
            PHARMACEUTICALS -- 4.2%
     1,678  Bristol-Myers Squibb Co.                 54,099
     2,845  Eli Lilly & Co.                         113,060
     1,366  Pfizer, Inc.                             29,232
                                              -------------
                                                    196,391
                                              -------------
            REAL ESTATE INVESTMENT TRUSTS --
                0.7%
       229  Simon Property Group, Inc.               31,112
                                              -------------


                       See Notes to Financial Statements                 Page 89

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

JANUARY 31, 2012 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 2.0%
       837  Union Pacific Corp.               $      95,677
                                              -------------
            SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.6%
     6,095  Intel Corp.                             161,030
     3,047  Texas Instruments, Inc.                  98,662
                                              -------------
                                                    259,692
                                              -------------
            SOFTWARE -- 2.2%
     3,416  Microsoft Corp.                         100,874
                                              -------------
            SPECIALTY RETAIL -- 5.3%
     3,516  Home Depot (The), Inc.                  156,075
     3,494  Lowe's Cos., Inc.                        93,744
                                              -------------
                                                    249,819
                                              -------------
            TOBACCO -- 3.0%
     1,883  Philip Morris International, Inc.       140,792
                                              -------------

            TOTAL INVESTMENTS -- 99.8%            4,671,595
            (Cost $4,392,495) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      7,835
                                              -------------
            NET ASSETS -- 100.0%              $   4,679,430
                                              =============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $310,121 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,021.

-------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1      LEVEL 2       LEVEL 3
------------------------------------------------------------
Common Stocks*          $4,671,595  $       --    $       --
                       =====================================

* See Portfolio of Investments for industry breakout


Page 90                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2012 (UNAUDITED)


                                                                         FIRST TRUST          FIRST TRUST        FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments at value................................................    $  295,482,254      $  264,761,673      $  140,187,824
Cash................................................................                --                  --                   3
Receivables:
      Capital shares sold...........................................         5,680,862                  --           1,618,536
      Dividends.....................................................           220,712              89,601              36,897
      Interest......................................................                 1                   1                   1
Prepaid expenses....................................................             6,060               5,225               3,014
                                                                        --------------      --------------      --------------
         TOTAL ASSETS...............................................       301,389,889         264,856,500         141,846,275
                                                                        --------------      --------------      --------------

LIABILITIES:
Due to custodian....................................................            99,750                  --                  --
Payables:
      Investment securities purchased...............................         5,682,175                  --           1,996,232
      Investment advisory fees......................................           117,467             109,240              53,611
      Licensing fees................................................            28,344              25,672              14,436
      Audit and tax fees............................................            15,169              15,169              15,169
      Printing fees.................................................            11,624               7,383               4,825
Other liabilities...................................................            30,466              29,855              17,621
                                                                        --------------      --------------      --------------
         TOTAL LIABILITIES..........................................         5,984,995             187,319           2,101,894
                                                                        --------------      --------------      --------------

NET ASSETS..........................................................    $  295,404,894      $  264,669,181      $  139,744,381
                                                                        ==============      ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $  307,932,801      $  287,959,929      $  142,674,074
Par value...........................................................           104,000              76,500              43,500
Accumulated net investment income (loss)............................            63,932              19,569              32,354
Accumulated net realized gain (loss) on investments.................       (24,270,514)        (33,831,143)        (13,550,262)
Net unrealized appreciation (depreciation) on investments...........        11,574,675          10,444,326          10,544,715
                                                                        --------------      --------------      --------------
NET ASSETS..........................................................    $  295,404,894      $  264,669,181      $  139,744,381
                                                                        ==============      ==============      ==============

NET ASSET VALUE, per share..........................................    $        28.40      $        34.60      $        32.13
                                                                        ==============      ==============      ==============

Number of shares outstanding
(unlimited number of shares authorized, par value $0.01 per share)..        10,400,002           7,650,002           4,350,002
                                                                        ==============      ==============      ==============

Investments at cost.................................................    $  283,907,579      $  254,317,347      $  129,643,109
                                                                        ==============      ==============      ==============


Page 92                See Notes to Financial Statements

       FIRST TRUST               FIRST TRUST               FIRST TRUST               FIRST TRUST               FIRST TRUST
     LARGE CAP VALUE           LARGE CAP GROWTH          MULTI CAP VALUE           MULTI CAP GROWTH           MID CAP VALUE
     ALPHADEX(R) FUND          ALPHADEX(R) FUND          ALPHADEX(R) FUND          ALPHADEX(R) FUND          ALPHADEX(R) FUND
     ----------------          ----------------          ----------------          ----------------          ----------------


      $  202,244,242            $  125,955,415            $   42,468,123            $   26,382,230            $    7,965,218
                  --                        --                        --                        --                        --
                  --                        --                        --                        --                        --
             173,642                    79,325                    25,544                    11,754                     2,570
                  --                         1                         1                         1                        --
               4,277                     3,147                     7,232                     7,206                        --
      --------------            --------------            --------------            --------------            --------------
         202,422,161               126,037,888                42,500,900                26,401,191                 7,967,788
      --------------            --------------            --------------            --------------            --------------


              59,581                    49,585                        --                        --                       852

                  --                        --                        --                    34,256                        --
              81,664                    50,083                    11,503                     5,658                     4,618
              20,542                    14,525                    13,803                    10,863                        --
              15,169                    15,169                    15,169                    15,169                        --
               7,667                     5,950                     1,204                       605                        --
              22,475                    16,337                     8,881                     8,583                        --
      --------------            --------------            --------------            --------------            --------------
             207,098                   151,649                    50,560                    75,134                     5,470
      --------------            --------------            --------------            --------------            --------------

      $  202,215,063            $  125,886,239            $   42,450,340            $   26,326,057            $    7,962,318
      ==============            ==============            ==============            ==============            ==============


      $  212,897,116            $  144,460,386            $   45,688,287            $   32,411,084            $    7,748,482
              72,500                    44,500                    14,000                     8,500                     4,000
              68,058                    71,840                     6,378                    16,929                      (251)
         (13,136,694)              (29,778,869)               (4,955,938)               (8,427,632)                 (145,483)
           2,314,083                11,088,382                 1,697,613                 2,317,176                   355,570
      --------------            --------------            --------------            --------------            --------------
      $  202,215,063            $  125,886,239            $   42,450,340            $   26,326,057            $    7,962,318
      ==============            ==============            ==============            ==============            ==============

      $        27.89            $        28.29            $        30.32            $        30.97            $        19.91
      ==============            ==============            ==============            ==============            ==============


           7,250,002                 4,450,002                 1,400,002                   850,002                   400,002
      ==============            ==============            ==============            ==============            ==============

      $  199,930,159            $  114,867,033            $   40,770,510            $   24,065,054            $    7,609,648
      ==============            ==============            ==============            ==============            ==============



                       See Notes to Financial Statements                 Page 93

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)


                                                       FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                      MID CAP GROWTH     SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                     ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                     ----------------    ----------------    ----------------    ----------------

ASSETS:
Investments at value...............................   $   12,842,014      $    2,128,668      $    4,884,781      $    4,671,595
Cash...............................................           13,066                  --              86,068               3,864
Receivables:
      Capital shares sold..........................               --                  --                  --                  --
      Dividends....................................            4,502                 827                 663               6,743
      Interest.....................................               --                  --                  --                  --
Prepaid expenses...................................               --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
         TOTAL ASSETS..............................       12,859,582           2,129,495           4,971,512           4,682,202
                                                      --------------      --------------      --------------      --------------

LIABILITIES:
Due to custodian...................................               --               1,131                  --                  --
Payables:
      Investment securities purchased..............               --                  --              35,615                  --
      Investment advisory fees.....................            5,944               1,215               2,876               2,772
      Licensing fees...............................               --                  --                  --                  --
      Audit and tax fees...........................               --                  --                  --                  --
      Printing fees................................               --                  --                  --                  --
Other liabilities..................................               --                  --                  --                  --
                                                      --------------      --------------      --------------      --------------
         TOTAL LIABILITIES.........................            5,944               2,346              38,491               2,772
                                                      --------------      --------------      --------------      --------------

NET ASSETS.........................................   $   12,853,638      $    2,127,149      $    4.933,021      $    4,679,430
                                                      ==============      ==============      ==============      ==============

NET ASSETS CONSIST OF:
Paid-in capital....................................   $   13,291,159      $    1,980,483      $    5,333,563      $    4,881,587
Par value..........................................            6,500               1,000               2,500               2,500
Accumulated net investment income (loss)...........              808                  75               2,185               5,050
Accumulated net realized gain (loss) on
   investments.....................................       (1,209,170)            131,943            (922,128)           (488,807)
Net unrealized appreciation (depreciation) on
   investments.....................................          764,341              13,648             516,901             279,100
                                                      --------------      --------------      --------------      --------------
NET ASSETS.........................................   $   12,853,638      $    2,127,149      $    4,933,021      $    4,679,430
                                                      ==============      ==============      ==============      ==============

NET ASSET VALUE, per share.........................   $        19.77      $        21.27      $        19.73      $        18.72
                                                      ==============      ==============      ==============      ==============

Number of shares outstanding
(unlimited number of shares authorized, par value
   $0.01 per share)................................          650,002             100,002             250,002             250,002
                                                      ==============      ==============      ==============      ==============

Investments at cost................................   $   12,077,673      $    2,115,020      $    4,367,880      $    4,392,495
                                                      ==============      ==============      ==============      ==============


Page 94                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP            MID CAP            SMALL CAP
                                                                             CORE                CORE                CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $    2,599,334      $    1,672,712      $      629,069
Interest............................................................                39                  15                   8
                                                                        --------------      --------------      --------------
      Total investment income.......................................         2,599,373           1,672,727             629,077
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................           630,710             595,827             286,688
Accounting and administration fees..................................            67,291              61,334              30,229
Licensing fees......................................................            47,118              44,861              24,192
Legal fees..........................................................            34,590              32,410              14,617
Custodian fees......................................................            15,768              14,896               7,167
Printing fees.......................................................            14,514              13,828               6,656
Audit and tax fees..................................................            12,269              12,269              12,269
Transfer agent fees.................................................             6,307               5,958               2,867
Registration and filing fees........................................             5,338               6,403               2,011
Listing fees........................................................             4,217               4,217               4,217
Trustees' fees and expenses.........................................             1,977               1,836                 833
Expenses previously waived or reimbursed............................            34,836              32,785               5,346
Other expenses......................................................             8,058               7,534               4,271
                                                                        --------------      --------------      --------------
      Total expenses................................................           882,993             834,158             401,363
      Less fees waived and expenses reimbursed by the
         investment advisor.........................................                --                  --                  --
                                                                        --------------      --------------      --------------
      Net expenses..................................................           882,993             834,158             401,363
                                                                        --------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)........................................         1,716,380             838,569             227,714
                                                                        --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................       (15,080,721)        (22,376,398)         (6,156,838)
      In-kind redemptions...........................................         1,999,480          (1,487,245)            595,515
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................       (13,081,241)        (23,863,643)         (5,561,323)

Net change in unrealized appreciation (depreciation) on investments.        11,424,554          13,640,957          10,398,635
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        (1,656,687)        (10,222,686)          4,837,312
                                                                        --------------      --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................    $       59,693      $   (9,384,117)     $    5,065,026
                                                                        ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 95

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
JANUARY 31, 2012 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP           LARGE CAP           MULTI CAP
                                                                            VALUE               GROWTH              VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $    2,067,436      $    1,042,360      $      388,467
Interest............................................................                 9                   8                   3
                                                                        --------------      --------------      --------------
      Total investment income.......................................         2,067,445           1,042,368             388,470
                                                                        --------------      --------------      --------------

EXPENSES:
Investment advisory fees............................................           439,823             306,720              97,270
Accounting and administration fees..................................            45,448              31,575              12,033
Licensing fees......................................................            34,576              25,768              19,454
Legal fees..........................................................            24,105              16,341               4,779
Custodian fees......................................................            10,996               7,668               2,432
Printing fees.......................................................            10,088               7,360               2,424
Audit and tax fees..................................................            12,269              12,269              12,269
Transfer agent fees.................................................             4,398               3,067                 973
Registration and filing fees........................................             3,130               2,314                 394
Listing fees........................................................             4,217               4,217               4,217
Trustees' fees and expenses.........................................             1,406                 932                 279
Expenses previously waived or reimbursed............................            19,401               6,571                  --
Other expenses......................................................             5,895               4,606               1,398
                                                                        --------------      --------------      --------------
      Total expenses................................................           615,752             429,408             157,922
      Less fees waived and expenses reimbursed by the
         investment advisor.........................................                --                   --            (21,744)
                                                                        --------------      --------------      --------------
      Net expenses..................................................           615,752             429,408             136,178
                                                                        --------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)........................................         1,451,693             612,960             252,292
                                                                        --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................        (2,943,222)        (12,364,118)         (2,918,449)
      In-kind redemptions...........................................           234,982           1,646,606           1,704,490
                                                                        --------------      --------------      --------------
Net realized gain (loss)............................................        (2,708,240)        (10,717,512)         (1,213,959)

Net change in unrealized appreciation (depreciation) on investments.         8,351,412           4,842,361           2,775,376
                                                                        --------------      --------------      --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................         5,643,172          (5,875,151)          1,561,417
                                                                        --------------      --------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................    $    7,094,865      $   (5,262,191)     $    1,813,709
                                                                        ==============      ==============      ==============


Page 96                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

 $      184,197      $       44,351      $       23,527      $       16,932      $       18,633      $       36,804
              4                  --                  --                  --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
        184,201              44,351              23,527              16,932              18,633              36,804
 --------------      --------------      --------------      --------------      --------------      --------------


         75,462             16,644               21,119               8,332              16,223              12,922
          9,696                  --                  --                  --                  --                  --
         15,092                  --                  --                  --                  --                  --
          3,883                  --                  --                  --                  --                  --
          1,887                  --                  --                  --                  --                  --
          2,307                  --                  --                  --                  --                  --
         12,269                  --                  --                  --                  --                  --
            755                  --                  --                  --                  --                  --
            736                  --                  --                  --                  --                  --
          4,217                  --                  --                  --                  --                  --
            272                  --                  --                  --                  --                  --
             --                  --                  --                  --                  --                  --
            969                  --                  --                  --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
        127,545              16,644             21,119                8,332              16,223              12,922

        (21,898)                 --                 --                   --                  --                  --
 --------------      --------------      --------------      --------------      --------------      --------------
        105,647              16,644              21,119               8,332              16,223              12,922
 --------------      --------------      --------------      --------------      --------------      --------------

         78,554              27,707               2,408               8,600               2,410              23,882
 --------------      --------------      --------------      --------------      --------------      --------------



     (4,184,660)           (130,940)           (626,006)            (96,756)           (819,536)           (225,005)
      1,094,007                  --            (532,551)            247,040             (32,354)           (224,240)
 --------------      --------------      --------------      --------------      --------------      --------------
     (3,090,653)           (130,940)         (1,158,557)            150,284            (851,890)           (449,245)

      1,284,924             516,123           1,132,836             144,189             692,755             452,839
 --------------      --------------      --------------      --------------      --------------      --------------
     (1,805,729)            385,183             (25,721)            294,473            (159,135)              3,594
 --------------      --------------      --------------      --------------      --------------      --------------


 $   (1,727,175)     $      412,890      $      (23,313)     $      303,073      $     (156,725)     $       27,476
 ==============      ==============      ==============      ==============      ==============      ==============


                       See Notes to Financial Statements                 Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended       For the Year       Months Ended       For the Year
                                                         January 31, 2012         Ended        January 31, 2012         Ended
                                                            (Unaudited)       July 31, 2011       (Unaudited)       July 31, 2011
                                                         -----------------  -----------------  -----------------  -----------------
OPERATIONS:
   Net investment income (loss)..........................  $   1,716,380      $   1,754,987      $     838,569      $     760,493
   Net realized gain (loss)..............................    (13,081,241)        14,094,972        (23,863,643)        20,837,782
   Net change in unrealized appreciation (depreciation)..     11,424,554           (841,369)        13,640,957         (4,250,084)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................         59,693         15,008,590         (9,384,117)        17,348,191
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (1,754,025)        (1,696,550)          (819,000)          (829,065)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................     77,098,351        319,894,079         76,745,320        373,773,117
   Cost of shares redeemed...............................    (53,860,518)      (117,559,030)      (121,364,513)      (127,719,332)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     23,237,833        202,335,049        (44,619,193)       246,053,785
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............     21,543,501        215,647,089        (54,822,310)       262,572,911

NET ASSETS:
   Beginning of period...................................    273,861,393         58,214,304        319,491,491         56,918,580
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $ 295,404,894      $ 273,861,393      $ 264,669,181      $ 319,491,491
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $      63,932      $     101,577      $      19,569      $          --
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      9,650,002          2,450,002          9,350,002          2,100,002
   Shares sold...........................................      2,850,000         11,300,000          2,350,000         10,950,000
   Shares redeemed.......................................     (2,100,000)        (4,100,000)        (4,050,000)        (3,700,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................     10,400,002          9,650,002          7,650,002          9,350,002
                                                           =============      =============      =============      =============


Page 98                See Notes to Financial Statements

         FIRST TRUST                       FIRST TRUST                       FIRST TRUST                       FIRST TRUST
        SMALL CAP CORE                   LARGE CAP VALUE                   LARGE CAP GROWTH                  MULTI CAP VALUE
       ALPHADEX(R) FUND                  ALPHADEX(R) FUND                  ALPHADEX(R) FUND                  ALPHADEX(R) FUND
-------------------------------  -------------------------------  -------------------------------  -------------------------------
 For the Six                      For the Six                      For the Six                      For the Six
 Months Ended                     Months Ended                     Months Ended                     Months Ended
 January 31,        For the       January 31,        For the       January 31,        For the       January 31,        For the
     2012          Year Ended         2012          Year Ended         2012          Year Ended         2012          Year Ended
 (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $    227,714     $    210,389    $ 1,451,693      $  1,663,077    $    612,960     $    559,488    $    252,292     $    335,487
   (5,561,323)      13,028,619      (2,708,240)      13,674,596     (10,717,512)       6,941,737      (1,213,959)       4,076,680
   10,398,635        (902,356)      8,351,412        (6,010,004)      4,842,361        4,069,109       2,775,376         (642,034)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    5,065,026       12,336,652       7,094,865        9,327,669      (5,262,191)      11,570,334       1,813,709        3,770,133
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


     (195,360)        (276,075)     (1,562,400)      (1,524,286)       (541,120)        (626,975)       (265,440)        (335,071)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


   32,461,126      142,546,748      25,046,203      218,828,559      12,443,282      164,875,818      12,633,917       40,201,315
  (15,116,047)     (74,552,757)     (6,415,547)     (98,538,066)    (20,076,200)     (75,941,646)    (11,201,692)     (25,083,144)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   17,345,079       67,993,991      18,630,656      120,290,493      (7,632,918)      88,934,172       1,432,225       15,118,171
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

   22,214,745       80,054,568      24,163,121      128,093,876     (13,436,229)      99,877,531       2,980,494       18,553,233


  117,529,636       37,475,068     178,051,942       49,958,066     139,322,468       39,444,937      39,469,846       20,916,613
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $139,744,381     $117,529,636    $202,215,063     $178,051,942    $125,886,239     $139,322,468    $ 42,450,340     $ 39,469,846
 ============     ============    ============     ============    ============     ============    ============     ============


 $     32,354     $         --    $     68,058     $    178,765    $     71,840     $         --    $      6,378     $     19,526
 ============     ============    ============     ============    ============     ============    ============     ============


    3,800,002        1,500,002       6,550,002        2,150,002       4,750,002        1,650,002       1,350,002          850,002
    1,100,000        4,700,000         950,000        7,950,000         450,000        5,750,000         450,000        1,350,000
     (550,000)      (2,400,000)       (250,000)      (3,550,000)       (750,000)      (2,650,000)       (400,000)        (850,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
    4,350,002        3,800,002       7,250,002        6,550,002       4,450,002        4,750,002       1,400,002        1,350,002
 ============     ============    ============     ============    ============     ============    ============     ============



                       See Notes to Financial Statements                 Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           FIRST TRUST                    FIRST TRUST
                                                                       MULTI CAP GROWTH                  MID CAP VALUE
                                                                        ALPHADEX(R) FUND                  ALPHADEX(R) FUND
                                                         ------------------------------------  ------------------------------------
                                                               For the                              For the        For the Period
                                                          Six Months Ended    For the Year     Six Months Ended   April 19, 2011 (a)
                                                          January 31, 2012        Ended        January 31, 2012        through
                                                             (Unaudited)      July 31, 2011       (Unaudited)       July 31, 2011
                                                         -----------------  -----------------  -----------------  -----------------
OPERATIONS:
   Net investment income (loss)..........................  $      78,554      $      38,541      $      27,707      $       4,262
   Net realized gain (loss)..............................     (3,090,653)         1,972,558           (130,940)            73,892
   Net change in unrealized appreciation (depreciation)..      1,284,924            226,026            516,123           (160,553)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from operations....................................     (1,727,175)         2,237,125            412,890            (82,399)
                                                           -------------      -------------      -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................        (61,625)           (59,430)           (28,200)            (4,020)
                                                           -------------      -------------      -------------      -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................      3,146,148         46,519,284          5,650,369          3,045,850
   Cost of shares redeemed...............................    (13,021,096)       (18,227,305)                --         (1,032,172)
                                                           -------------      -------------      -------------      -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................     (9,874,948)        28,291,979          5,650,369          2,013,678
                                                           -------------      -------------      -------------      -------------

   Total increase (decrease) in net assets...............    (11,663,748)        30,469,674          6,035,059          1,927,259

NET ASSETS:
   Beginning of period...................................     37,989,805          7,520,131          1,927,259                 --
                                                           -------------      -------------      -------------      -------------
   End of period.........................................  $  26,326,057      $  37,989,805      $   7,962,318      $   1,927,259
                                                           =============      =============      =============      =============

   Accumulated net investment income (loss)
      at end of period...................................  $      16,929      $          --      $       (251)      $         242
                                                           =============      =============      =============      =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      1,200,002            300,002            100,002                 --
   Shares sold...........................................        100,000          1,500,000            300,000            150,002
   Shares redeemed.......................................       (450,000)          (600,000)                --            (50,000)
                                                           -------------      -------------      -------------      -------------
   Shares outstanding, end of period.....................        850,002          1,200,002            400,002            100,002
                                                           =============      =============      =============      =============



(a)  Inception date.


Page 100               See Notes to Financial Statements

          FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
        MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
       ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
-------------------------------  -------------------------------  -------------------------------  -------------------------------
 For the Six     For the Period   For the Six     For the Period   For the Six     For the Period   For the Six     For the Period
 Months Ended      April 19,      Months Ended      April 19,      Months Ended      April 19,      Months Ended       May 11,
 January 31,        2011 (a)      January 31,        2011 (a)      January 31,        2011 (a)      January 31,        2011 (a)
     2012           through           2012           through           2012           through           2012           through
 (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011    (Unaudited)     July 31, 2011
--------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $     2,408      $     (1,585)   $      8,600     $      3,315    $      2,410     $     (3,943)   $     23,882     $      4,318
   (1,158,557)          36,780         150,284          105,539        (851,890)          28,163        (449,245)         (10,137)
    1,132,836         (368,495)        144,189         (130,541)        692,755         (175,854)        452,839         (173,739)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

      (23,313)        (333,300)        303,073          (21,687)       (156,725)        (151,634)         27,476         (179,558)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


       (1,600)              --          (8,820)          (3,020)           (225)              --         (21,400)          (1,750)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------


    9,481,532        8,379,715       2,730,648        3,048,791         829,988        7,199,910       6,143,248        4,942,237
   (3,579,025)      (1,070,371)     (2,877,999)      (1,043,837)     (1,717,414)      (1,070,879)     (5,247,248)        (983,575)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    5,902,507        7,309,344        (147,351)       2,004,954        (887,426)       6,129,031         896,000        3,958,662
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------

    5,877,594        6,976,044         146,902        1,980,247      (1,044,376)       5,977,397         902,076        3,777,354


    6,976,044               --       1,980,247               --       5,977,397               --       3,777,354               --
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
 $ 12,853,638     $  6,976,044    $  2,127,149     $  1,980,247    $  4,933,021     $  5,977,397    $  4,679,430     $  3,777,354
 ============     ============    ============     ============    ============     ============    ============     ============


 $        808     $         --    $         75     $        295    $      2,185     $         --    $      5,050     $      2,568
 ============     ============    ============     ============    ============     ============    ============     ============


      350,002               --         100,002               --         300,002               --         200,002               --
      500,000          400,002         150,000          150,002          50,000          350,002         350,000          250,002
     (200,000)         (50,000)       (150,000)         (50,000)       (100,000)         (50,000)       (300,000)         (50,000)
 ------------     ------------    ------------     ------------    ------------     ------------    ------------     ------------
      650,002          350,002         100,002          100,002         250,002          300,002         250,002          200,002
 ============     ============    ============     ============    ============     ============    ============     ============


                       See Notes to Financial Statements                Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  28.38       $  23.76       $  19.60       $  24.66       $  28.68       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.18           0.25           0.20           0.29           0.25           0.04 (b)
Net realized and unrealized gain (loss)       0.02           4.63           4.15          (5.06)         (4.00)         (1.36)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.20           4.88           4.35          (4.77)         (3.75)         (1.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.18)         (0.26)         (0.19)         (0.29)         (0.27)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  28.40       $  28.38       $  23.76       $  19.60       $  24.66       $  28.68
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                              0.73%         20.54%         22.26%        (19.18)%       (13.14)%        (4.40)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $295,405       $273,861       $ 58,214       $ 13,720       $ 14,799       $  2,868
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (d)      0.70%          0.90%          1.17%          1.42%          7.86% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.36% (d)      1.04%          1.13%          1.63%          1.16%          0.62% (d)
Portfolio turnover rate (e)                     51%            81%            91%           114%            90%             1%



FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  34.17       $  27.10       $  22.00       $  26.30       $  28.58       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.11           0.12           0.16           0.21           0.14           0.01 (b)
Net realized and unrealized gain (loss)       0.43           7.09           5.10          (4.30)         (2.28)         (1.43)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.54           7.21           5.26          (4.09)         (2.14)         (1.42)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.11)         (0.14)         (0.16)         (0.21)         (0.14)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  34.60       $  34.17       $  27.10       $  22.00       $  26.30       $  28.58
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                              1.60%         26.60%         23.94%        (15.42)%        (7.51)%        (4.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $264,669       $319,491       $ 56,919       $  8,799       $ 10,521       $  5,715
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (d)      0.70%          0.90%          1.28%          1.61%          5.98% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.70% (d)      0.44%          0.73%          1.07%          0.54%          0.19% (d)
Portfolio turnover rate (e)                     52%            86%           100%           120%            82%             1%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 102               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  30.93       $  24.98       $  20.77       $  24.79       $  28.30       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.05           0.07           0.07           0.10           0.06           0.02 (b)
Net realized and unrealized gain (loss)       1.19           5.97           4.21          (4.02)         (3.50)         (1.72)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.24           6.04           4.28          (3.92)         (3.44)         (1.70)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.04)         (0.09)         (0.07)         (0.10)         (0.07)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  32.13       $  30.93       $  24.98       $  20.77       $  24.79       $  28.30
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                              4.03%         24.20%         20.63%        (15.77)%       ( 12.14)%       (5.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $139,744       $117,530       $ 37,475       $  8,307       $  9,916       $  5,660
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (d)      0.74%          0.97%          1.40%          1.87%          7.25% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.40% (d)      0.24%          0.36%          0.49%          0.25%          0.42% (d)
Portfolio turnover rate (e)                     51%            90%            97%           105%            95%             2%



FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  27.18       $  23.24       $  19.10       $  23.16       $  28.35       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.21           0.32           0.34           0.47           0.43           0.06 (b)
Net realized and unrealized gain (loss)       0.72           3.93           4.14          (4.06)         (5.18)         (1.71)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              0.93           4.25           4.48          (3.59)         (4.75)         (1.65)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.22)         (0.31)         (0.34)         (0.47)         (0.44)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  27.89       $  27.18       $  23.24       $  19.10       $  23.16       $  28.35
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                              3.48%         18.30%         23.53%        (15.23)%       (16.85)%        (5.50)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $202,215       $178,052       $ 49,958       $ 18,141       $ 23,163       $  5,669
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (d)      0.71%          0.88%          1.07%          1.35%          6.95% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.65% (d)      1.47%          1.73%          2.47%          1.80%          0.97% (d)
Portfolio turnover rate (e)                     55%            76%           100%           146%           104%             1%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

                                                                                                                    FOR THE
                                          FOR THE                                                                   PERIOD
                                         SIX MONTHS                                                                 MAY 8,
                                           ENDED         FOR THE       FOR THE       FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,      JULY 31,      JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011          2010          2009           2008           2007
                                        ------------   ------------  ------------  ------------   ------------   ------------
Net asset value, beginning of period      $  29.33       $  23.91      $  19.94      $  26.57       $  29.22       $  30.00
                                          --------       --------      --------      --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.14           0.17          0.06          0.14           0.15          (0.00) (b) (f)
Net realized and unrealized gain (loss)      (1.06)          5.43          3.96         (6.63)         (2.65)         (0.78)
                                          --------       --------      --------      --------       --------       --------
Total from investment operations             (0.92)          5.60          4.02         (6.49)         (2.50)         (0.78)
                                          --------       --------      --------      --------       --------       --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.12)         (0.18)        (0.05)        (0.14)         (0.15)            --
Return of capital                               --             --            --         (0.00) (f)        --             --
                                          --------       --------      --------      --------       --------       --------
Total distributions                          (0.12)         (0.18)        (0.05)        (0.14)         (0.15)            --
                                          --------       --------      --------      --------       --------       --------
Net asset value, end of period            $  28.29       $  29.33      $  23.91      $  19.94       $  26.57       $  29.22
                                          ========       ========      ========      ========       ========       ========
TOTAL RETURN (c)                             (3.12)%        23.43%        20.20%       (24.38)%        (8.62)%        (2.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $125,886       $139,322      $ 39,445      $ 13,960       $ 37,204       $  5,845
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (d)      0.72%         0.91%         1.01%          1.17%          5.98% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%         0.70%         0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.00% (d)      0.59%         0.31%         0.54%          0.43%         (0.07)% (d)
Portfolio turnover rate (e)                     82%           146%          168%          152%           134%             1%



FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  29.24       $  24.61       $  20.20       $  23.23       $  27.95       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.18           0.32           0.37           0.29           0.35           0.06  (b)
Net realized and unrealized gain (loss)       1.09           4.64           4.39          (3.02)         (4.68)         (2.11)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations              1.27           4.96           4.76          (2.73)         (4.33)         (2.05)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.19)         (0.33)         (0.35)         (0.30)         (0.39)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $  30.32       $  29.24       $  24.61       $  20.20       $  23.23       $  27.95
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                              4.39%         20.13%         23.65%        (11.51)%       (15.53)%        (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 42,450       $ 39,470       $ 20,917       $ 10,101       $  4,647       $  2,795
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.81% (d)      0.87%          0.94%          2.17%          1.70%          7.91% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         1.30% (d)      1.16%          1.45%          1.99%          1.45%          0.93% (d)
Portfolio turnover rate (e)                     55%            74%            93%           134%            59%             2%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)   Amount represents less than $0.01 per share.



Page 104               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

                                                                                                                     FOR THE
                                          FOR THE                                                                     PERIOD
                                         SIX MONTHS                                                                   MAY 8,
                                           ENDED         FOR THE        FOR THE        FOR THE        FOR THE        2007 (a)
                                         JANUARY 31,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      THROUGH
                                            2012         JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                        (UNAUDITED)        2011           2010           2009           2008           2007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period      $  31.66       $  25.07       $  20.78       $  27.63       $  29.39       $  30.00
                                          --------       --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.09           0.08           0.02           0.06           0.05          (0.01) (b)
Net realized and unrealized gain (loss)      (0.71)          6.62           4.27          (6.84)         (1.76)         (0.60)
                                          --------       --------       --------       --------       --------       --------
Total from investment operations             (0.62)          6.70           4.29          (6.78)         (1.71)         (0.61)
                                          --------       --------       --------       --------       --------       --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.07)         (0.11)            --          (0.06)         (0.04)            --
Return of capital                               --             --             --          (0.01)         (0.01)            --
                                          --------       --------       --------       --------       --------       --------
Total distributions                          (0.07)         (0.11)            --          (0.07)         (0.05)            --
                                          --------       --------       --------       --------       --------       --------
Net asset value, end of period            $   30.97      $  31.66       $  25.07       $  20.78       $  27.63       $  29.39
                                          ========       ========       ========       ========       ========       ========
TOTAL RETURN (c)                             (1.94)%        26.74%         20.64%        (24.53)%        (5.85)%        (2.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 26,326       $ 37,990       $  7,520       $  5,196       $  8,288       $  8,818
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.85% (d)      0.95%          1.40%          1.56%          1.55%          6.01% (d)
Ratio of net expenses to average net
   assets                                     0.70% (d)      0.70%          0.70%          0.70%          0.70%          0.70% (d)
Ratio of net investment income (loss) to
   average net assets                         0.52% (d)      0.20%          0.08%          0.29%          0.12%         (0.21)% (d)
Portfolio turnover rate (e)                     80%           149%           155%           153%           110%             1%



(a)   Inception date.

(b)   Per share amounts have been calculated using the average share method.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

                                                         FOR THE
                                          FOR THE         PERIOD
                                         SIX MONTHS      APRIL 19,
                                           ENDED         2011 (a)
                                         JANUARY 31,     THROUGH
                                            2012         JULY 31,
                                        (UNAUDITED)        2012
                                        ------------   ------------
Net asset value, beginning of period      $  19.27       $  20.06
                                          --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.07           0.04
Net realized and unrealized gain (loss)       0.64          (0.79)
                                          --------       --------
Total from investment operations              0.71          (0.75)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.07)         (0.04)
                                          --------       --------
Net asset value, end of period            $  19.91       $  19.27
                                          ========       ========
TOTAL RETURN (b)                              3.71%         (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  7,962       $  1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                         1.17% (c)      0.74% (c)

Portfolio turnover rate (d)                     76%            14%



FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

                                                         FOR THE
                                          FOR THE         PERIOD
                                         SIX MONTHS      APRIL 19,
                                           ENDED         2011 (a)
                                         JANUARY 31,     THROUGH
                                            2012         JULY 31,
                                        (UNAUDITED)        2012
                                        ------------   ------------
Net asset value, beginning of period      $  19.93       $  20.17
                                          --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.01          (0.00) (e)
Net realized and unrealized gain (loss)      (0.17)         (0.24)
                                          --------       --------
Total from investment operations             (0.16)         (0.24)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.00) (e)        --
                                          --------       --------
Net asset value, end of period            $  19.77       $  19.93
                                          ========       ========
TOTAL RETURN (b)                             (0.78)%        (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $ 12,854       $  6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                         0.08% (c)     (0.18)% (c)

Portfolio turnover rate (d)                     75%            48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 106               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

                                                         FOR THE
                                          FOR THE         PERIOD
                                         SIX MONTHS      APRIL 19,
                                           ENDED         2011 (a)
                                         JANUARY 31,     THROUGH
                                            2012         JULY 31,
                                        (UNAUDITED)        2012
                                        ------------   ------------
Net asset value, beginning of period      $  19.80       $  19.97
                                          --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.04           0.03
Net realized and unrealized gain (loss)       1.47          (0.17)
                                          --------       --------
Total from investment operations              1.51          (0.14)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.04)         (0.03)
                                          --------       --------
Net asset value, end of period            $  21.27       $  19.80
                                          ========       ========
TOTAL RETURN (b)                              7.67%         (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  2,127       $  1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                         0.72% (c)      0.57% (c)

Portfolio turnover rate (d)                     55%            15%



FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

                                                         FOR THE
                                          FOR THE         PERIOD
                                         SIX MONTHS      APRIL 19,
                                           ENDED         2011 (a)
                                         JANUARY 31,     THROUGH
                                            2012         JULY 31,
                                        (UNAUDITED)        2012
                                        ------------   ------------
Net asset value, beginning of period      $  19.92       $  20.08
                                          --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.01          (0.01)
Net realized and unrealized gain (loss)      (0.20)         (0.15)
                                          --------       --------
Total from investment operations             (0.19)         (0.16)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.00) (e)        --
                                          --------       --------
Net asset value, end of period            $  19.73       $  19.92
                                          ========       ========
TOTAL RETURN (b)                             (0.95)%        (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  4,933       $  5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (c)      0.70%(c)
Ratio of net expenses to average net
   assets                                     0.70% (c)      0.70%(c)
Ratio of net investment income (loss) to
   average net assets                         0.10% (c)     (0.36)% (c)

Portfolio turnover rate (d)                     88%            36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


                       See Notes to Financial Statements                Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

                                                         FOR THE
                                          FOR THE         PERIOD
                                         SIX MONTHS       MAY 11,
                                           ENDED         2011 (a)
                                         JANUARY 31,     THROUGH
                                            2012         JULY 31,
                                        (UNAUDITED)        2012
                                        ------------   ------------
Net asset value, beginning of period      $  18.89       $  19.67
                                          --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.09           0.03
Net realized and unrealized gain (loss)      (0.17)         (0.79)
                                          --------       --------
Total from investment operations             (0.08)         (0.76)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                        (0.09)         (0.02)
                                          --------       --------
Net asset value, end of period            $  18.72       $  18.89
                                          ========       ========
TOTAL RETURN (b)                             (0.43)%        (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)      $  4,679       $  3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net expenses to average net
   assets                                     0.70% (c)      0.70% (c)
Ratio of net investment income (loss) to
   average net assets                         1.29% (c)      0.77% (c)

Portfolio turnover rate (d)                     77%            52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 108               See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one funds, considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the twelve Style Funds listed below:

     First Trust Large Cap Core AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FEX")
     First Trust Mid Cap Core AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FYX")
     First Trust Large Cap Value AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FTA")
     First Trust Large Cap Growth AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FTC")
     First Trust Multi Cap Value AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FAB")
     First Trust Multi Cap Growth AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FAD")
     First Trust Mid Cap Value AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FNY")
     First Trust Small Cap Value AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FYT")
     First Trust Small Cap Growth AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker
        "FYC")
     First Trust Mega Cap AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of the following indices:

FUND                                                INDEX
First Trust Large Cap Core AlphaDEX(R) Fund         Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund           Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund         Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund        Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund       Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund        Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund       Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund          Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund         Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund        Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund       Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund               Defined Mega Cap Index (1)


(1) This index is developed, maintained and sponsored by Standard & Poor's Financial Services LLC (as successor to Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., "S&P"), and licensed to First Trust Portfolios L.P. ("FTP").

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

      on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

      Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of January 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

On January 23, 2012, the Board of Trustees approved a change to quarterly dividends for each of the Funds. This change will be effective with the filing of each Fund's annual Form N-1A prospectus update in November 2012.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended July 31, 2011 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                   $    1,696,550                     --                      --
First Trust Mid Cap Core AlphaDEX(R) Fund                            829,065                     --                      --
First Trust Small Cap Core AlphaDEX(R) Fund                          276,075                     --                      --
First Trust Large Cap Value AlphaDEX(R) Fund                       1,524,286                     --                      --
First Trust Large Cap Growth AlphaDEX(R) Fund                        626,975                     --                      --
First Trust Multi Cap Value AlphaDEX(R) Fund                         335,071                     --                      --
First Trust Multi Cap Growth AlphaDEX(R) Fund                         59,430                     --                      --
First Trust Mid Cap Value AlphaDEX(R) Fund                             4,020                     --                      --
First Trust Mid Cap Growth AlphaDEX(R) Fund                               --                     --                      --
First Trust Small Cap Value AlphaDEX(R) Fund                           3,020                     --                      --
First Trust Small Cap Growth AlphaDEX(R) Fund                             --                     --                      --
First Trust Mega Cap AlphaDEX(R) Fund                                  1,750                     --                      --


As of July 31, 2011, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $      101,577           $   (8,960,982)         $     (2,078,170)
First Trust Mid Cap Core AlphaDEX(R) Fund                                  --               (7,622,873)               (5,541,258)
First Trust Small Cap Core AlphaDEX(R) Fund                                --               (6,631,274)               (1,211,585)
First Trust Large Cap Value AlphaDEX(R) Fund                          178,765               (8,389,852)               (8,075,931)
First Trust Large Cap Growth AlphaDEX(R) Fund                              --              (18,655,916)                5,840,580
First Trust Multi Cap Value AlphaDEX(R) Fund                           19,526               (3,195,308)               (1,624,434)
First Trust Multi Cap Growth AlphaDEX(R) Fund                              --               (5,149,560)                  844,833
First Trust Mid Cap Value AlphaDEX(R) Fund                                242                   (2,822)                 (172,274)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                --                  (26,265)                 (392,843)
First Trust Small Cap Value AlphaDEX(R) Fund                              295                   (4,764)                 (144,118)
First Trust Small Cap Growth AlphaDEX(R) Fund                              --                  (47,572)                 (198,520)
First Trust Mega Cap AlphaDEX(R) Fund                                   2,568                  (24,161)                 (189,140)

D. INCOME TAXES

Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2008, 2009, 2010 and 2011 remain open to federal and state audit. As of January 31, 2012, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

At July 31, 2011, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                           Capital Loss   Capital Loss   Capital Loss   Capital Loss   Capital Loss       Total
                                             Available     Available       Available      Available      Available       Capital
                                              through       through         through        through        through         Loss
                                           July 31, 2015  July 31, 2016  July 31, 2017  July 31, 2018  July 31, 2019    Available
                                           -------------  -------------  -------------  -------------  -------------  -------------
First Trust Large Cap Core AlphaDEX(R)
     Fund                                   $    15,102    $     8,528    $ 2,600,275    $ 2,800,653    $ 1,020,863    $ 6,445,421
First Trust Mid Cap Core AlphaDEX(R) Fund         7,911         84,882      1,985,474      2,119,642      1,502,304      5,700,213
First Trust Small Cap Core AlphaDEX(R) Fund      14,770        111,735      1,882,188      1,600,982      1,258,833      4,868,508
First Trust Large Cap Value AlphaDEX(R)
     Fund                                         1,854         80,299      2,272,260      5,098,300        298,768      7,751,481
First Trust Large Cap Growth AlphaDEX(R)
     Fund                                            --        162,514     10,217,162      3,224,180      1,803,950     15,407,806
First Trust Multi Cap Value AlphaDEX(R)
     Fund                                         8,569         56,799      1,331,945      1,180,819        322,362      2,900,494
First Trust Multi Cap Growth AlphaDEX(R)
     Fund                                        26,562        241,100      2,554,292      1,438,794        345,171      4,605,919

Due to changes enacted under the Regulated Investment Company Modernization Act of 2010 ("RIC Mod Act of 2010"), capital losses arising in taxable years beginning after December 22, 2010 no longer expire due to the passage of time and are available to offset future capital gains indefinitely. The Funds shown in the table below have an inception date subsequent to the enactment of the RIC Mod Act of 2010, thus the conditions of the RIC Mod Act of 2010 are applicable to these Funds beginning in the period ended July 31, 2011. At July 31, 2011, for federal income tax purposes, each Fund has capital loss carryforwards available that are shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                                Non-Expiring     Total Capital
                                                Capital Loss     Loss Available
                                               --------------    --------------
First Trust Mid Cap Value AlphaDEX(R) Fund      $      2,822      $      2,822
First Trust Mid Cap Growth AlphaDEX(R) Fund           26,265            26,265
First Trust Small Cap Value AlphaDEX(R) Fund           4,764             4,764
First Trust Small Cap Growth AlphaDEX(R) Fund         47,572            47,572
First Trust Mega Cap AlphaDEX(R) Fund                 24,161            24,161

Capital losses incurred after October 31 ("Post-October Losses") within the taxable year can be deemed to arise on the first business day of each Fund's next taxable year.

During the taxable year ended July 31, 2011, the following Funds incurred and elected to defer net capital losses as follows:

                                                Post-October
                                                   Losses
                                               --------------
First Trust Large Cap Core AlphaDEX(R) Fund     $  2,515,561
First Trust Mid Cap Core AlphaDEX(R) Fund          1,922,660
First Trust Small Cap Core AlphaDEX(R) Fund        1,762,766
First Trust Large Cap Value AlphaDEX(R) Fund         638,371
First Trust Large Cap Growth AlphaDEX(R) Fund      3,248,110
First Trust Multi Cap Value AlphaDEX(R) Fund         294,814
First Trust Multi Cap Growth AlphaDEX(R) Fund        543,641
First Trust Mid Cap Value AlphaDEX(R) Fund                --
First Trust Mid Cap Growth AlphaDEX(R) Fund               --
First Trust Small Cap Value AlphaDEX(R) Fund              --
First Trust Small Cap Growth AlphaDEX(R) Fund             --
First Trust Mega Cap AlphaDEX(R) Fund                     --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

E. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund, and the First Trust Mega Cap AlphaDEX(R) Fund, for which expenses other than excluded expenses are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Standard & Poor's for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund, and the First Trust Mega Cap AlphaDEX(R) Fund, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund, and the First Trust Mega Cap AlphaDEX(R) Fund are paid by First Trust from the Investment advisory fees it receives from each of these Funds.

F. ACCOUNTING PRONOUNCEMENT:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is currently evaluating the impact of the updated standards on the Funds' financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain other services necessary for the management of the Funds.

For the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund, and the First Trust Mega Cap AlphaDEX(R) Fund (such Funds, the "Unitary Fee Funds"), First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution fees, if any, brokerage expenses, taxes, interest, and other extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Multi Cap Value AlphaDEX(R) Fund, and the First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of such Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap").

Each Fund's Expense Cap will be in effect until the Expense Cap Termination Data listed in the following table:

                                                EXPENSE CAP TERMINATION DATE
                                               ----------------------------
First Trust Large Cap Core AlphaDEX(R) Fund             12/6/2012
First Trust Mid Cap Core AlphaDEX(R) Fund               12/6/2012
First Trust Small Cap Core AlphaDEX(R) Fund             12/6/2012
First Trust Large Cap Value AlphaDEX(R) Fund            12/6/2012
First Trust Large Cap Growth AlphaDEX(R) Fund           12/6/2012
First Trust Multi Cap Value AlphaDEX(R) Fund            12/20/2012
First Trust Multi Cap Growth AlphaDEX(R) Fund           12/20/2012

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses or fees were reimbursed or waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statement of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2012 and the expenses borne by the Advisor subject to recovery from each Fund for the periods indicated were as follows:

                                                                            Expenses Borne by Advisor Subject to Recovery
                                                                     ---------------------------------------------------------------
                                                                       Period         Year         Year        Period
                                             Advisory     Expense       Ended        Ended        Ended        Ended
                                                Fee        Reim-      July 31,     July 31,     July 31,    January 31,
                                              Waivers   bursements      2009         2010         2011         2012         Total
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Large Cap Core AlphaDEX(R)
     Fund                                    $     --    $      --    $  20,177    $  73,433    $      --    $      --    $  93,610
First Trust Mid Cap Core AlphaDEX(R)
     Fund                                          --           --       21,683       73,604           --           --       95,287
First Trust Small Cap Core AlphaDEX(R)
     Fund                                          --           --       15,223       66,001       31,316           --      112,540
First Trust Large Cap Value AlphaDEX(R)
     Fund                                          --           --       36,870       64,402       15,536           --      116,808
First Trust Large Cap Growth AlphaDEX(R)
     Fund                                          --           --       18,186       52,810       22,615           --       93,611
First Trust Multi Cap Value AlphaDEX(R)
     Fund                                      21,744           --       44,094       41,081       48,799       21,744      155,718
First Trust Multi Cap Growth AlphaDEX(R)
     Fund                                      21,898           --       22,298       49,427       48,197       21,898      141,820


The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for performing transfer agency services for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Trust. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Funds and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Funds.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trust of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Complex. The annual retainer was allocated equally among each of the Trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2012, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Large Cap Core AlphaDEX(R) Fund                   $134,127,819      $133,499,653
First Trust Mid Cap Core AlphaDEX(R) Fund                      130,353,602       132,540,701
First Trust Small Cap Core AlphaDEX(R) Fund                     60,302,489        60,598,607
First Trust Large Cap Value AlphaDEX(R) Fund                    98,105,576        97,927,106
First Trust Large Cap Growth AlphaDEX(R) Fund                  101,958,931       101,891,970
First Trust Multi Cap Value AlphaDEX(R) Fund                    21,863,865        21,848,337
First Trust Multi Cap Growth AlphaDEX(R) Fund                   24,509,006        24,543,988
First Trust Mid Cap Value AlphaDEX(R) Fund                       3,547,604         3,539,025
First Trust Mid Cap Growth AlphaDEX(R) Fund                      5,034,817         5,011,829
First Trust Small Cap Value AlphaDEX(R) Fund                     1,225,806         1,187,449
First Trust Small Cap Growth AlphaDEX(R) Fund                    4,247,550         4,602,029
First Trust Mega Cap AlphaDEX(R) Fund                            2,932,346         2,936,872

For the six months ended January 31, 2012, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases           Sales
                                                             --------------    --------------
First Trust Large Cap Core AlphaDEX(R) Fund                   $ 76,843,913      $ 52,708,199
First Trust Mid Cap Core AlphaDEX(R) Fund                       76,699,383       119,000,170
First Trust Small Cap Core AlphaDEX(R) Fund                     32,437,483        15,100,719
First Trust Large Cap Value AlphaDEX(R) Fund                    25,032,812         6,406,918
First Trust Large Cap Growth AlphaDEX(R) Fund                   12,434,204        20,052,396
First Trust Multi Cap Value AlphaDEX(R) Fund                    12,617,416        11,200,220
First Trust Multi Cap Growth AlphaDEX(R) Fund                    3,145,639        13,018,204
First Trust Mid Cap Value AlphaDEX(R) Fund                       5,645,157                --
First Trust Mid Cap Growth AlphaDEX(R) Fund                      9,451,948         3,575,500
First Trust Small Cap Value AlphaDEX(R) Fund                     2,689,506         2,871,128
First Trust Small Cap Growth AlphaDEX(R) Fund                      829,356         1,401,557
First Trust Mega Cap AlphaDEX(R) Fund                            6,135,509         5,237,731


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per share of each Fund on the transaction date times the number of shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Creation
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                    $  500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per share of a Fund on the transaction date times the number of shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities           Redemption
                  in a Creation Unit          Transaction Fee
                ----------------------       -----------------
                         1-100                    $  500
                       101-200                    $1,000
                       201-300                    $1,500
                       301-400                    $2,000
                       401-500                    $2,500
                       501-600                    $3,000
                       601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before November 28, 2012.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:

On March 11 and 12, 2012, the Board of Trustees of the Trust approved the continuation of the Investment Management Agreements between the Funds and First Trust, the Expense Reimbursement Agreement between the non-Unitary Fee Funds and First Trust, the Distribution Agreement between the Funds and FTP, and the Funds' Rule 12b-1 Distribution and Service Plan, each for an additional year. Furthermore, First Trust and the Trust have agreed to extend the Expense Reimbursement Agreement until November 30, 2013 and FTP has agreed not to charge any 12b-1 fees until at least November 30, 2013.

Effective March 12, 2012, the Funds may lend securities representing up to 20% of the value of its total assets to broker-dealers, banks and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund. Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12-months ended June 30, 2011 is available
(1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling
(800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2012 (UNAUDITED)

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end mutual funds, investors are generally not able to purchase ETF shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license and related sublicense from an index provider that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is no guarantee the index provider has all the rights to license such intellectual property on behalf of the Fund. In the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant effect on the operation of the respective Fund.

Each Fund is subject to issuer specific change risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund may be concentrated in stocks of companies in an individual industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

Each Fund is considered to be non-diversified. As a result, each Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

Each Fund is not actively managed. A Fund may be affected by a general decline in certain market segments relating to a Fund's corresponding index. A Fund invests in securities included in or representative of its corresponding index regardless of its investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS (CONTINUED)
--------------------------------------------------------------------------------

The First Trust Multi Cap Value AlphaDEX(R) Fund, the First Trust Multi Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund and the First Trust Small Cap Growth AlphaDEX(R) Fund may invest in small capitalization and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

The First Trust Large Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Value AlphaDEX(R) Fund invest with a value-oriented investment style and may not be successful in realizing their respective investment objectives. Value companies may have experienced adverse business developments or may be subject to special risks that cause their securities to be out of favor, may never reach what may be their full value or may go down in price.

The First Trust Large Cap Growth AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund invest with a growth-oriented investment style and may not be successful in realizing their respective investment objectives. Securities of growth companies may experience significant fluctuations in price in response to economic, political, regulatory, company specific, sector or market developments, changes in perceptions or interest rate changes.

Each of the First Trust Large Cap Core AlphaDEX(R) Fund, the First Trust Mid Cap Core AlphaDEX(R) Fund, the First Trust Small Cap Core AlphaDEX(R) Fund, the First Trust Large Cap Value AlphaDEX(R) Fund, the First Trust Large Cap Growth AlphaDEX(R) Fund, the First Trust Mid Cap Value AlphaDEX(R) Fund, the First Trust Mid Cap Growth AlphaDEX(R) Fund, the First Trust Small Cap Value AlphaDEX(R) Fund, the First Trust Small Cap Growth AlphaDEX(R) Fund and the First Trust Mega Cap AlphaDEX(R) Fund normally invests at least 90% of its assets in common stocks that comprise the Index upon which it is based. The securities of companies represented in the Index upon which each Fund is based generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index upon which it is based. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in a Fund will stay within a given market capitalization range. As a result, each Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

The Funds may invest in non-U.S. securities publicly traded in the United States. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in non-U.S. securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.

     NOT FDIC INSURED          NOT BANK GUARANTEED           MAY LOSE VALUE

                             This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Style Funds

--------------------------------------------------------------------------------


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603




--------------------------------------------------------------------------------

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR

229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Exchange-Traded AlphaDEX(R) Fund
              ------------------------------------------------


By (Signature and Title)  /s/ Mark R. Bradley
                        --------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date:  March 26, 2012
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Mark R. Bradley
                        --------------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer

Date:  March 26, 2012
      ------------------

By (Signature and Title)  /s/ James M. Dykas
                        --------------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer

Date:  March 26, 2012
      ------------------